UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05084

Mutual of America Investment Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

John R. Greed

President

Mutual of America Life Insurance Company

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2015

Semi-Annual Reports of Investment Options Offered by Mutual of America Life Insurance Company

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

320 PARK AVENUE

NEW YORK NY 10022-6839

August 2015

Dear Contract Owner,

As a valued variable annuity owner, we are pleased to provide you with the semi-annual fund reports for the investment options you have selected. Included in this booklet are the semi-annual reports of the Mutual of America Investment Corporation Funds. If you have also selected other investments options, you will receive semi-annual reports for those funds in a separate booklet or booklets. The reports provide an update on each portfolio’s performance as of June 30, 2015. Please note that portfolio performance does not take into account the fees charged by the contract. If these fees had been included, the fund’s performance would have been lower. As always, past performance cannot predict or guarantee future returns.

Mutual of America has specialized in providing retirement products and related services to organizations and their employees, as well as individuals, for 70 years. As a mutual company, we do not have stockholders and are not publicly traded. We operate solely for the benefit of our customers, managing the Company for their long-term interest, rather than for the short-term demands of stockholders. Today, as in the past, Mutual of America remains financially strong and is rated among the strongest companies in the life insurance industry by the major independent rating agencies.*

Since 1945, Mutual of America has remained committed to offering plan sponsors, plan participants and individuals carefully selected, quality products and services at a competitive price and personal attention they need to help build and preserve assets for a financially secure future. Integrity, prudence, and reliability are the values that have guided us since our inception and that continue to serve us well.

We hope you will find the enclosed information helpful. We appreciate and value your business and look forward to serving you in the future. If you have any questions, please call your local Mutual of America Regional Office or

1-800-468-3785.

Sincerely,

Mutual of America Life Insurance Company

*	While these ratings do not apply to the safety or investment performance of the Separate Account investment funds available under Mutual of America’s products, they do reflect the Company’s ability to fulfill its General Account obligations, which include its obligations under the Interest Accumulation Account, annuity purchase rate guarantees and annuity benefit payouts, as well as life insurance and disability income payments. Third party ratings are subject to change.

JUNE 30, 2015

Semi-Annual Reports of Mutual of America Investment Corporation

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INVESTMENT CORPORATION

We are pleased to present the Mutual of America Investment Corporation (the “Investment Company”) Semi-Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the six months ended June 30, 2015.

The second quarter of 2015 ended with a flurry of unsettling events. The Greek government declared a bank holiday, instituted capital controls to preclude cash from leaving the country, and announced a nationwide referendum for the following week to either accept or reject European creditors’ austerity demands in exchange for a new bailout. That same weekend, China announced a number of stimulus measures aimed at arresting a rapid decline of more than 20% in its A-shares market, following a greater than 100% increase over the prior year. Finally, although of less global consequence, the governor of Puerto Rico announced that the U.S. territory would be unable to pay its debts.

All of these issues developed over a long period of time, generating a sense of rising uncertainty in global markets, and probably contributed to the sideways movement of stock markets and bond markets so far this year. Of course, the most important issue hanging over the markets is the question of when the Federal Reserve (Fed) will begin to raise policy rates. While the stated policy of the Fed is focused exclusively on the twin goals of contained inflation and sustainable growth in the domestic economy, events affecting the global economy have become more important considerations as the world has increasingly globalized over the past 25 years.

These issues remain unresolved and it is unlikely they will be resolved over the near term. As such, they represent ongoing uncertainty and will continue to trigger volatility in markets globally. The key issue is to what degree they will impact fundamentals — growth, currency fluctuations, trade, inflation/deflation, and corporate earnings on a global and domestic basis.

In the U.S., second quarter economic data showed improvement over the first quarter, which was negatively impacted by non-recurring items that yielded a decline in Gross Domestic Product (GDP) growth of -0.2%. Current consensus for second quarter GDP growth is 2.7%. In the early part of the second quarter, the improvement was modest and mixed. As the quarter improved, most data points showed sequential improvement. Autos, housing, labor, personal income and spending, and even the manufacturing data were solid. Trade, however, suffered as the strong U.S. dollar continued to impair exports while encouraging imports. In summary, the U.S. economy seems to be back on a modest growth track, one probably strong enough to encourage the Fed to begin to normalize interest rate policy at a modest pace sometime this year. Our guess is December rather than September given the Fed’s continuing concern about the lack of acceleration in average hourly earnings despite other compensation data suggesting accelerating income gains. Inflation also remains below the preferred target of 2.0%. And other factors that are not part of the Fed’s mandate, such as the strong dollar, which acts to restrain growth, and macroeconomic and geopolitical concerns, are important factors in any decision to raise U.S. policy rates.

On the global front, the two immediate major concerns are how the Greek crisis will be resolved (and what that implication is for the Euro, Eurozone, and European economic growth) and the impact on Chinese growth in light of its recent stock market meltdown. Then, of course, there is the just-completed agreement between the West and Iran over limiting the latter’s program to develop nuclear capability. This agreement represents one of the most significant diplomatic achievements in recent history, with potentially both positive and negative implications.

After months of acrimonious negotiations between a leftist Greek government, the European Union and the International Monetary Authority over a new debt bailout package, Greece capitulated rather than be forced out of the Eurozone and the Euro. Ironically, this is happening only one week after a Greek referendum emphatically refused to succumb to further austerity measures. However, the outcome is still highly uncertain despite the fact that the Greek Parliament approved the compromise agreement, which mandates even more austerity than Prime Minister Alexis Tsipras was elected to alleviate. The specific terms of the bailout still must be ironed out, and any agreement must be accepted by all 28 governments comprising the European Union. The ultimate implications of a final decision will remain unknown for years.

It has been clear for some time that China’s growth is slowing and is most likely to do so for the foreseeable future. This trend has seriously hurt the economies of commodity producers whose prosperity over the past approximately 20 years was almost entirely fueled by China’s outsized 10% average annualized growth. Going forward, the slowdown likely will reduce global growth because China’s past expansion produced a meaningful share of incremental growth, either directly or indirectly. The costs to China of this extraordinary growth have been the creation of tremendous excess capacity in industrial infrastructure, residential real estate and bank debt. The government is attempting a transition to a more consumer-oriented versus an export-oriented economy, a difficult task for a nation where the cultural norms support extremely high savings rates. Such a shift also requires a liberalization of the financial system to give foreigners the confidence to invest in Chinese companies through equity and debt purchases. This liberalization would also increase the probabilities that the Chinese currency, the Yuan, would eventually achieve reserve currency status — as similarly enjoyed by the U.S. dollar and the Euro — and thereby support direct Chinese consumer purchases of foreign goods.

Unfortunately, recent Chinese efforts to steer their economy and financial system toward these goals have gone awry. As growth has continued to slow, authorities have responded with stimulatory measures that have resulted in more speculation in housing and further investment in areas of the economy already swamped to capacity. At the same time, these measures are adding to an onerous debt load held by the state-controlled banks and, more frighteningly, non-bank lenders. And China’s most recent foray into promoting a bull market in stocks to create a “wealth effect,” as seen in the U.S., Europe, Japan and U.K., seems to have backfired. Most commentators have quickly concluded that the leadership’s bungling of this stock market crisis has undermined confidence in President Xi Jinping’s government by its citizens and other global leaders. That is probably too hasty a judgment, at least domestically where it matters, as Xi moved swiftly and adeptly over the first three years of his tenure to consolidate power and initiate global outreach programs that fostered rising nationalism.

While all of these geopolitical and macroeconomic issues will continue to create periods of volatility in markets, history strongly suggests that the key drivers of stock and bond prices are economic and corporate profit growth. At present, economic prospects continue to improve in the U.S., Europe and Japan, perhaps not with as much acceleration as one would hope or the past would seem to indicate, but improvement nonetheless. We have often made the point that the direction of change is the most important variable in market behavior. In specific terms, at least in the U.S., bear markets have never occurred in the post-World War II period in the absence of recession, and recessions have never occurred until after short-term interest rates exceed long-term interest rates (i.e., the inverted yield curve). Even if the Fed begins to raise short-term policy rates within the next three-to-nine months, we are a long way away from either an inverted yield curve or a recession.

With about 95% of companies having already reported, second quarter earnings for S&P 500 companies are estimated to come in 4% ahead of expectations, despite the fact that estimates had not been cut as drastically in advance as has generally been the case in prior quarters over the past year or so. Excluding the energy sector, earnings for the second quarter should advance year-over-year about 5% while sales are tracking a 2% year-over-year gain. Including the energy sector, earnings and sales will be reported down about 2% and 3%, respectively. While a bit slower than we’ve seen over the past two years, these results are quite respectable given headwinds of a strong dollar and weak economic growth abroad.

Many naysayers complain that the growth rate during this expansion has been anemic compared to those in the past. That is true, but the economy has grown and so have corporate profits. In response, stocks have risen significantly in all major developed economies over the past seven years. Slow growth over a long period of time is, in our opinion, preferable to rapid growth for a short span of time, which generally leads to excesses and then collapse. Our thesis has been, and continues to be, that the economies of the developed nations are likely to continue to grow at a slow but relatively steady pace for much longer, and markets will follow.

The total return performance (net of investment management and other operating expenses) for each of the Investment Company Funds is reflected below:

Total Returns — Six Months Ended June 30, 2015

Equity Index Fund	+1.18%
All America Fund	+2.34%
Small Cap Value Fund	+2.04%
Small Cap Growth Fund	+8.60%
Mid Cap Value Fund	+0.47%
Mid-Cap Equity Index Fund	+4.13%
International Fund	+6.26%
Composite Fund	+1.84%
Retirement Income Fund	+1.22%
2010 Retirement Fund	+1.51%
2015 Retirement Fund	+1.84%
2020 Retirement Fund	+2.04%
2025 Retirement Fund	+2.30%
2030 Retirement Fund	+2.45%
2035 Retirement Fund	+2.74%
2040 Retirement Fund	+3.11%

Total Returns — Six Months Ended June 30, 2015

2045 Retirement Fund	+3.23%
2050 Retirement Fund	+3.36%
Conservative Allocation Fund	+1.47%
Moderate Allocation Fund	+2.01%
Aggressive Allocation Fund	+2.82%
Money Market Fund	-0.06%
Mid-Term Bond Fund	+1.24%
Bond Fund	+0.83%

The above performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the six months ended June 30, 2015, compared with its relevant index.

Following the discussions are the graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed

Chairman of the Board, President

and Chief Executive Officer

Mutual of America Investment Corporation

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward looking statements which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

EQUITY INDEX FUND

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Fund’s performance for the six months ended June 30, 2015, was 1.25% before expenses and 1.18% after expenses, in line with the benchmark return of 1.23%. Note that the Equity Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

For the six months ended June 30, 2015, the S&P 500 of large capitalization stocks increased by 1.23% on a total return basis, while the Russell 2000® Growth Index was up 8.74% and the Russell 2000® Value Index was up 0.76%.

The All America Fund’s return for the six months ended June 30, 2015, before expenses was 2.60% and 2.34% after expenses versus the benchmark return of 1.23%. The out-performance of the Fund was largely the result of out-performance by the Small Cap Value and Active Large Cap components of the Funds, although the Equity Index and Small Cap Growth components of the Fund each out-performed modestly.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2015, the Small Cap Value Fund returned 2.46% before expenses and 2.04% after expenses versus a 0.76% return for the Russell 2000® Value Index. Within the benchmark, the best performing sectors were Health Care and Financials while the worst performing sectors were Energy and Utilities.

Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Consumer Cyclicals and Retail, while sectors detracting from Fund performance included Utilities and Consumer Staples.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 9.04% before expenses and 8.60% after expenses during the six months ended June 30, 2015. The Fund’s benchmark, the Russell 2000® Growth Index, returned 8.74% for the period.

The small capitalization growth marketplace produced one of the highest returns of any index domestically. This level of return was driven by the Health Care and Information Technology sectors. More specifically, Health Care drove most of the performance in the small capitalization growth style given the high representation of biotechnology and pharmaceuticals in the sector. Year-to-date ending June, the Health Care sector provided 55% of the benchmark’s 8.74% return of which biotechnology and pharmaceuticals were almost 80% responsible for the performance in the Health Care sector.

Information Technology was the second most meaningful area of return providing 29% of the Russell 2000® Growth Index performance. The semi-conductor and semi-conductor equipment industry as well as software industry accounted for 73% of the technology sector’s return.

Together, Health Care and Information Technology represented 84% of the Russell 2000® Growth Index’s return (7.3 percentage points of the 8.74% performance). In both of these sectors, our Fund produced outsized performance given strong stock selection. Energy and Financials were detractors from our overall performance.

As investors continue their search for growth, in a slowing global economic environment, the domestic small cap growth area of investing is attractive to some individuals who believe young innovative companies, with relative high levels of volatility, can provide attractive relative returns overtime.

MID CAP VALUE FUND

The investment objective of the Mid Cap Value Fund is to outperform the Russell Midcap® Value Index. The Mid Cap Value Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the six months ended June 30, 2015, the Mid Cap Value Fund returned 0.78% before expenses and 0.47% after expenses versus a 0.41% return for the Russell Midcap® Value Index. Within the benchmark, the best performing sectors were Health Care and Insurance while the worst performing sectors were Utilities and Energy.

Stock selection was neutral to performance versus the benchmark while sector allocation added to or detracted from performance. Sectors contributing to Mid Cap Value Fund performance included Health Care and, while Energy was one of the worst performing sectors within the benchmark, our Fund’s individual Energy selections greatly outperformed the benchmark, while sectors detracting from Fund performance included Retail and Industrial.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 had a strong six month period ending June 30, 2015 up 4.20%. Most of the outperformance in the first half of the year came from the first quarter as the index was up 5.3%. Within the S&P MidCap 400, Health Care was up substantially followed by Information Technology and Consumer Discretionary sectors, 16.6%, 7.2%, and 5.2%, respectively. The worst performing sector was Utilities as it detracted 11.6% from the index.

The Mid-Cap Equity Index Fund’s performance for the six months ended June 30, 2015, was 4.20% before expenses and 4.13% after expenses, in line with the 4.20% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

INTERNATIONAL FUND

The International Fund seeks capital appreciation by investing, directly or indirectly, in stocks of companies located outside of the United States that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Currently the International Fund is invested mainly in exchange traded funds that reflect the MSCI EAFE® Index. The Fund also has invested a small percentage of assets in exchange traded funds that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries.

For the six months ended June 30, 2015, the International Fund returned 6.33% before expenses and 6.26% after expenses, outperforming the 5.52% return of the benchmark. The fund’s benchmark closes earlier in the day than the actual market for the fund’s investments. This time lag can result in both positive and negative performance differences.

COMPOSITE FUND

For the six months ended June 30, 2015, the fixed income portion of the Fund had a total return of 1.06% before expenses, compared to the Barclays Capital Aggregate Bond Index, which returned -0.10% for the period. The fixed income portion of the Fund focused on income and capital preservation.

The fixed income markets experienced negative returns during the first half of 2015. Treasury rates moved higher across the yield curve. The rise in rates was driven primarily by improved economic data and expectations that the Federal Reserve will raise short term rates.

The yield curve steepened as yields on short-dated Treasuries decreased from the end of 2014, while longer-dated bond yields increased through the first half of 2015. Two-year Treasury Notes yielded 0.65% at the end of the 2nd quarter, down slightly from 0.67% at the end of 2014. Yields on ten-year Notes jumped from 2.17% at 2014 year-end to 2.35% on June 30, an 8.4% increase. In the same period, thirty-year Treasury Bonds increased 37 basis points to a yield of 3.12%.

In the corporate bond market, high-grade spreads widened from 144 at the end of 2014 to 148 on June 30. In the AAA-rated segment, spreads widened from 65 to 79 basis points, while BBB-rated bonds tightened from 198 to 193 basis points. With a return of -1.77%, the AAA-rated sector was the worst investment-grade performer, while BBB and A-rated bonds both returned -0.45%.

The fixed income portion of the Fund’s strategy is to overweight corporates, underweight Treasuries, and market weight mortgage-backed securities. The portfolio’s objective is to maintain a similar maturity profile to the Barclays Capital Aggregate Bond Index with an overweighting of BBB issuers. To achieve the duration target, intermediate maturities are emphasized. The Fund also stresses diversification in order to protect the Fund from unexpected credit events, so few holdings exceed one-half of one percent of the Fund’s value. This extreme diversification will be maintained going forward as part of our risk control.

For the six months ended June 30, 2015, the equity portion of the Fund had a total return of 2.87% (before expenses), out-performing the S&P 500 Index by 164 basis points. The primary reason for the out-performance of this portion of the Fund was good stock selection in a market that traded sideways within a narrow 5% band in which only about 50% of active large cap managers were able to outperform the S&P 500.

This flat S&P 500 performance for the first half of 2015 was the result of a number of macroeconomic and geopolitical uncertainties that arose after two back-to-back performance years for the market. These concerns included a slowing Chinese economy, another debt crisis in Greece, questions about the impact of a major decline in the price of oil and a strengthening in the U. S. dollar, a spreading Middle Eastern war spearheaded by the avowed terrorist group ISIS, and an impending rate increase by the Federal Reserve.

The equity portion of the Composite Fund maintains sector weights within plus or minus 100 basis points of the S&P 500 Index and does not take positions in individual stocks with over-weights of more than 200 basis points. This structural discipline produces a relatively low-risk portfolio that emphasizes stock selection based on strong fundamental analysis.

The six months ended June 30, 2015 was characterized by a wide dispersion in sector performance such that outperformance required over-weights in sectors outperforming the benchmark and underweights in underperforming sectors. Our investment style precludes such an investment posture.

For the six months ended June 30, 2015, the Composite Fund returned 2.09% before expenses and 1.84% after expenses compared to the weighted benchmark return of 0.70%, 40% of which is based on the Barclays Capital Aggregate Bond Index and 60% of which is based on the S&P 500. The out-performance of the Composite Fund was the result of solid out-performance of both the equity and fixed income portions of the Fund.

RETIREMENT INCOME FUND

The objective of the Retirement Income Fund is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Fund invests primarily in the fixed-income funds of the Investment Company and also invests in two equity funds of the Investment Company. The Fund’s current target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond, 40% in the Mid-Term Bond Funds and 5% in the Money Market Fund) and approximately 25% of net assets in equity funds (20% in the Equity Index Fund and 5% in the Mid-Cap Equity Index Fund).

Performance for the Retirement Income Fund is compared to the Barclays Capital Aggregate Bond Index (70% weighting), the Citigroup 3-Month Treasury Bill Index (5% weighting) and the S&P 500® Index (25% weighting). For the six months ended June 30, 2015, the Fund returned 1.24% before expenses and 1.22% after expenses, versus a 0.24% return in the weighted benchmark. The outperformance of the Fund is attributable largely to the outperformance of both the Mid-Term Bond and Bond Fund.

2010 RETIREMENT FUND

The objective of the 2010 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2010. The 2010 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 65% of net assets in fixed-income funds (approximately 25% in the Bond Fund, 35% in the Mid-Term Bond Fund and 5% in the Money Market Fund) and approximately 35% of net assets in equity funds (24% in the Equity Index Fund, 8% in the Mid-Cap Equity Index Fund and 3% in the International Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2015).

Performance for the 2010 Retirement Fund is compared to the Barclays Capital Aggregate Bond Index (60% weighting), the Citigroup 3-Month Treasury Bill Index (5% weighting) and the S&P 500® Index (35% weighting). For the six months ended June 30, 2015, the Fund returned 1.53% before expenses and 1.51% after expenses, versus a 0.37% return in the weighted benchmark. The outperformance of the Fund is attributable largely to the outperformance of both the Mid-Term Bond and Bond Fund.

2015 RETIREMENT FUND

The objective of the 2015 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2015. The 2015 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 45% of net assets in equity funds (approximately 27% in the Equity Index Fund, 10% in the Mid-Cap Equity Index Fund, 6% in the International Fund and 1% each in the Small Cap Growth and Small Cap Value Funds) and approximately 55% of net assets in fixed-income funds (25% in the Bond Fund and 30% in the Mid-Term Bond Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2015).

Performance for the 2015 Retirement Fund is compared to the S&P 500® Index (45% weighting) and the Barclays Capital Aggregate Bond Index (55% weighting). For the six months ended June 30, 2015, the Fund returned 1.87% before expenses and 1.84% after expenses, versus a 0.50% return in the weighted benchmark. The outperformance of the Fund is attributable largely to the outperformance of both the Mid-Term Bond and Bond Fund.

2020 RETIREMENT FUND

The objective of the 2020 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2020. The 2020 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 55% of net assets in equity funds (approximately 31% in the Equity Index Fund, 12% in the Mid-Cap Equity Index Fund, 8% in the International Fund and 2% each in the Small Cap Growth and Small Cap Value Funds) and approximately 45% of net assets in fixed-income funds (25% in the Bond Fund and 20% in the Mid-Term Bond Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2015).

Performance for the 2020 Retirement Fund is compared to the S&P 500® Index (55% weighting) and the Barclays Capital Aggregate Bond Index (45% weighting). For the six months ended June 30, 2015, the Fund returned 2.07% before expenses and 2.04% after expenses, versus a 0.63% return in the weighted benchmark. The outperformance of the Fund is attributable largely to the outperformance of both the Mid-Term Bond and Bond Fund.

2025 RETIREMENT FUND

The objective of the 2025 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 68% of net assets in equity funds (approximately 37% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 3% each in the Small Cap Growth and Small Cap Value Funds) and approximately 32% of net assets in fixed-income funds (22% in the Bond Fund and 10% in the Mid-Term Bond Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2015).

Performance for the 2025 Retirement Fund is compared to the S&P 500® Index (68% weighting) and the Barclays Capital Aggregate Bond Index (32% weighting). For the six months ended June 30, 2015, the Fund returned 2.33% before expenses and 2.30% after expenses, versus a 0.81% return in the weighted benchmark. The outperformance of the Fund is due to the outperformance of the Mid-Cap Equity Index, the Small Cap Value, the Small Cap Growth, and the International Fund as well as the outperformance of both the Mid-Term Bond and Bond Fund.

2030 RETIREMENT FUND

The objective of the 2030 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 78% of net assets in equity funds (approximately 39% in the Equity Index Fund, 18% in the Mid-Cap Equity Index Fund, 11% in the International Fund and 5% each in the Small Cap Growth and Small Cap Value Funds) and approximately 22% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2015).

Performance for the 2030 Retirement Fund is compared to the S&P 500® Index (78% weighting) and the Barclays Capital Aggregate Bond Index (22% weighting). For the six months ended June 30, 2015, the Fund returned 2.48%

before expenses and 2.45% after expenses, versus a 0.94% return in the weighted benchmark. The outperformance of the Fund is due to the outperformance of the Mid-Cap Equity Index, the Small Cap Value, the Small Cap Growth, and the International Fund as well as the outperformance of the Bond Fund.

2035 RETIREMENT FUND

The objective of the 2035 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 85% of net assets in equity funds (approximately 40% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 13% in the International Fund and 6% each in the Small Cap Growth and Small Cap Value Funds) and approximately 15% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2015).

Performance for the 2035 Retirement Fund is compared to the S&P 500® Index (85% weighting) and the Barclays Capital Aggregate Bond Index (15% weighting). For the six months ended June 30, 2015, the Fund returned 2.77% before expenses and 2.74% after expenses, versus a 1.03% return in the weighted benchmark. The outperformance of the Fund is due to the outperformance of the Mid-Cap Equity Index, the Small Cap Value, the Small Cap Growth, and the International Fund as well as the outperformance of the Bond Fund.

2040 RETIREMENT FUND

The objective of the 2040 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 87% of net assets in equity funds (approximately 37% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 14% in the International Fund and 8% each in the Small Cap Growth and Small Cap Value Funds) and approximately 13% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2015).

Performance for the 2040 Retirement Fund is compared to the S&P 500® Index (87% weighting) and the Barclays Capital Aggregate Bond Index (13% weighting). For the six months ended June 30, 2015, the Fund returned 3.14% before expenses and 3.11% after expenses, versus a 1.06% return in the weighted benchmark. The outperformance of the Fund is due to the outperformance of the Mid-Cap Equity Index, the Small Cap Value, the Small Cap Growth, and the International Fund as well as the outperformance of the Bond Fund.

2045 RETIREMENT FUND

The objective of the 2045 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 89% of net assets in equity funds (approximately 34% in the Equity Index Fund, 22% in the Mid-Cap Equity Index Fund, 15% in the International Fund and 9% each in the Small Cap Growth and Small Cap Value Funds) and approximately 11% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2015).

Performance for the 2045 Retirement Fund is compared to the S&P 500® Index (89% weighting) and the Barclays Capital Aggregate Bond Index (11% weighting). For the six months ended June 30, 2015, the Fund returned 3.26% before expenses and 3.23% after expenses, versus a 1.09% return in the weighted benchmark. The outperformance of the Fund is due to the outperformance of the Mid-Cap Equity Index, the Small Cap Value, the Small Cap Growth, and the International Fund as well as the outperformance of the Bond Fund.

2050 RETIREMENT FUND

The objective of the 2050 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2050. The 2050 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 91% of net assets in equity funds (approximately 34% in the Equity Index Fund, 22% in the Mid-Cap Equity Index Fund, 15% in the International Fund and 10% each in the Small Cap Growth and Small Cap Value Funds) and approximately 9% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2015).

Performance for the 2050 Retirement Fund is compared to the S&P 500® Index (91% weighting) and the Barclays Capital Aggregate Bond Index (9% weighting). For the six months ended June 30, 2015, the Fund returned 3.38% before expenses and 3.36% after expenses, versus a 1.11% return in the weighted benchmark. The outperformance of the Fund is due to the outperformance of the Mid-Cap Equity Index, the Small Cap Value, the Small Cap Growth, and the International Fund as well as the outperformance of the Bond Fund.

CONSERVATIVE ALLOCATION FUND

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income funds of the Investment Company and also invests in the equity funds of the Investment Company. The Conservative Allocation Fund’s target allocation is approximately 65% of net assets in fixed-income funds (approximately 30% in the Bond Fund and 35% in the Mid-Term Bond Fund) and approximately 35% of net assets in equity funds (approximately 25% in the Equity Index Fund, 5% in the Mid-Cap Equity Index Fund and 5% in the International Fund).

Performance for the Conservative Allocation Fund is compared to the Barclays Capital Aggregate Bond Index (65% weighting) and the S&P 500® Index (35% weighting). For the six months ended June 30, 2015, the Conservative Allocation Fund returned 1.48% before expenses and 1.47% after expenses, versus a 0.37% return in the weighted benchmark. The outperformance of the Fund is attributable largely to the outperformance of both the Mid-Term Bond and Bond Fund.

MODERATE ALLOCATION FUND

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Moderate Allocation Fund’s target allocation is approximately 60% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund and 10% in the International Fund) and approximately 40% of net assets in fixed-income funds (approximately 25% of its net assets in the Bond Fund and approximately 15% of its net assets in the Mid-Term Bond Fund).

Performance for the Moderate Allocation Fund is compared to the S&P 500® Index (60% weighting) and the Barclays Capital Aggregate Bond Index (40% weighting). For the six months ended June 30, 2015, the Moderate Allocation Fund returned 2.02% before expenses and 2.01% after expenses, versus a 0.70% return for the weighted benchmark. The outperformance of the Fund is attributable largely to the outperformance of both the Mid-Term Bond and Bond Fund.

AGGRESSIVE ALLOCATION FUND

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Aggressive Allocation Fund’s target allocation is approximately 80% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 5% in the Small Cap Value Fund, 5% in the Small Cap Growth Fund and 15% in the International Fund) and approximately 20% of net assets in the Bond Fund.

Performance for the Aggressive Allocation Fund is compared to the S&P 500® Index (80% weighting) and the Barclays Capital Aggregate Bond Index (20% weighting). For the six months ended June 30, 2015, the Aggressive Allocation Fund returned 2.83% before expenses and 2.82% after expenses, versus a 0.97% return for the weighted benchmark. The outperformance of the Fund is due to the outperformance of the Mid-Cap Equity Index Fund, the International Fund as well as the outperformance of the Bond Fund.

MONEY MARKET FUND

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the six months ended June 30, 2015, the Money Market Fund returned 0.07% before expenses and -0.06% after expenses, compared to a 0.01% return for the Citigroup 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

Despite expectations of rising rates later on this year, the Federal Reserve stayed committed to a near-zero interest rate policy throughout the first half of 2015. The Fed Funds target rate remained anchored at a range of 0% to 0.25%. As a result, money market returns were affected by extremely low yields and a limited supply of eligible investments. The Fund’s strategy continued to focus on quality, liquidity, and maintaining a relatively short weighted average maturity.

The seven-day effective yield as of August 11, 2015, was -0.15%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees the Separate Account’s investments in shares of the Money Market Fund.

MID-TERM BOND FUND

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Mid-Term Bond Fund primarily invests in corporate and U.S. government agency securities, which normally yield more than U.S. Treasury issues.

The Mid-Term Bond Fund emphasized corporate issues, particularly BBB-rated bonds, during the first half of 2015 in order to capture incremental income. The Fund will continue to focus on income, rather than market volatility, to achieve superior returns over market cycles. In addition, the Fund’s corporate positions will remain highly diversified in order to shield the portfolio from any credit risks. The objective of the Fund was to maintain a similar maturity profile similar to the Barclays Capital Intermediate Government/Credit Bond Index.

For the six months ended June 30, 2015, the Mid-Term Bond Fund returned 1.47% before expenses. The Fund’s return is 65 basis points higher than the 0.82% return of the Barclays Capital Intermediate Government/Credit Bond Index during the same period. The Fund’s continuing emphasis on higher-yielding corporate issues was a major contributor to its outperformance.

BOND FUND

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include corporate, U.S. agency and mortgage-backed bonds, all of which normally yield more than U.S. Treasury issues.

The fixed income markets experienced negative returns during the first half of 2015. Treasury rates moved higher across the yield curve. The rise in rates was driven primarily by improved economic data and expectations that the Federal Reserve will raise short term rates.

The yield curve steepened as yields on short-dated Treasuries decreased from the end of 2014, while longer-dated bond yields increased through the first half of 2015. Two-year Treasury Notes yielded 0.65% at the end of the 2nd quarter, down slightly from 0.67% at the end of 2014. Yields on ten-year Notes jumped from 2.17% at 2014 year-end to 2.35% on June 30, an 8.4% increase. In the same period, thirty-year Treasury Bonds increased 37 basis points to a yield of 3.12%.

In the corporate bond market, high-grade spreads widened from 144 at the end of 2014 to 148 on June 30. In the AAA-rated segment, spreads widened from 65 to 79 basis points, while BBB-rated bonds tightened from 198 to 193 basis points. With a return of -1.77%, the AAA-rated sector was the worst investment-grade performer, while BBB and A-rated bonds both returned -0.45%.

Through the first two quarters of 2015, the Bond Fund returned 1.08% before expenses, beating the Barclay’s Capital Aggregate Bond Index’s return of -0.10% by 116 basis points. Compared to this index, the Fund’s relative outperformance was due to an overweight position in corporate bonds and an underweight position in Treasuries. Despite the fact that spreads widened, the security selection of investment grade corporates was one the main contributors to performance. In particular, the Triple-B rated industrial bonds added the most value of all corporate bonds, accounting for 58% of total excess return.

The Bond Fund’s strategy is to overweight corporates, underweight Treasuries, and market weight mortgage-backed securities. The portfolio’s objective is to maintain a similar maturity profile to the Barclays Capital Aggregate Bond Index with an overweighting of BBB issuers. To achieve the duration target, intermediate maturities are emphasized. The Bond Fund also stresses diversification in order to protect the Fund from unexpected credit events, so few holdings exceed one-half of one percent of the Fund’s value. This extreme diversification will be maintained going forward as part of our risk control.

For the six months ended June 30, 2015, the Bond Fund returned 1.06% before expenses and 0.83% after expenses. This compares favorably to the Barclays Capital U.S. Aggregate Bond Index, which returned -0.10% for the period. As in past years, the Fund’s emphasis on higher-yielding corporate issues was a major contributor to its outperformance.

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2015 (Unaudited)

Equity Index Fund

All America Fund

Small Cap Value Fund

Small Cap Growth Fund

Mid Cap Value Fund

Mid-Cap Equity Index Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2015 (Unaudited) (Continued)

International Fund

Composite Fund

Retirement Income Fund

2010 Retirement Fund

2015 Retirement Fund

2020 Retirement Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2015 (Unaudited) (Continued)

2025 Retirement Fund

2030 Retirement Fund

2035 Retirement Fund

2040 Retirement Fund

2045 Retirement Fund

2050 Retirement Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2015 (Unaudited) (Continued)

Conservative Allocation Fund

Moderate Allocation Fund

Aggressive Allocation Fund

Money Market Fund

Mid-Term Bond Fund

Bond Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2015 and held for the entire period ending June 30, 2015.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Equity Index Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,011.85	$0.70
Hypothetical (5% return before expenses)	$1,000.00	$1,023.91	$0.70

*	Expenses are equal to the Fund’s annual expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

All America Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,023.51	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$2.51

*	Expenses are equal to the Fund’s annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Small Cap Value Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,020.53	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.16

*	Expenses are equal to the Fund’s annual expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,086.49	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.06

*	Expenses are equal to the Fund’s annual expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Value Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,004.73	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.41	$3.16

*	Expenses are equal to the Fund’s annual expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,041.52	$0.71
Hypothetical (5% return before expenses)	$1,000.00	$1,023.91	$0.70

*	Expenses are equal to the Fund’s annual expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

International Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,062.98	$1.84
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$1.81

*	Expenses are equal to the Fund’s annual expense ratio of 0.36% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Composite Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,018.53	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$2.51

*	Expenses are equal to the Fund’s annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Retirement Income Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,012.29	$2.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.11

*	Expenses are equal to the Fund’s annual expense ratio of 0.42% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2010 Retirement Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,015.19	$1.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$1.91

*	Expenses are equal to the Fund’s annual expense ratio of 0.38% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2015 Retirement Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,018.53	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	$1.96

*	Expenses are equal to the Fund’s annual expense ratio of 0.39% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2020 Retirement Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,020.53	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$1.86

*	Expenses are equal to the Fund’s annual expense ratio of 0.37% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2025 Retirement Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,023.12	$1.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$1.71

*	Expenses are equal to the Fund’s annual expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2030 Retirement Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,024.63	$1.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$1.71

*	Expenses are equal to the Fund’s annual expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2035 Retirement Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,027.54	$1.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$1.66

*	Expenses are equal to the Fund’s annual expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2040 Retirement Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,031.27	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$1.76

*	Expenses are equal to the Fund’s annual expense ratio of 0.35% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2045 Retirement Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,032.48	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$1.76

*	Expenses are equal to the Fund’s annual expense ratio of 0.35% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2050 Retirement Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,033.78	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$1.76

*	Expenses are equal to the Fund’s annual expense ratio of 0.35% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Conservative Allocation Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,014.80	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$1.81

*	Expenses are equal to the Fund’s annual expense ratio of 0.36% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Moderate Allocation Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,020.19	$1.40
Hypothetical (5% return before expenses)	$1,000.00	$1,023.20	$1.40

*	Expenses are equal to the Fund’s annual expense ratio of 0.28% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Aggressive Allocation Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,028.37	$1.41
Hypothetical (5% return before expenses)	$1,000.00	$1,023.20	$1.40

*	Expenses are equal to the Fund’s annual expense ratio of 0.28% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$999.40	$1.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.30	$1.30

*	Expenses are equal to the Fund’s annual expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Mid-Term Bond Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,012.49	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$2.36

*	Expenses are equal to the Fund’s annual expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Bond Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,008.34	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.31

*	Expenses are equal to the Fund’s annual expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.4%)
Amazon.com, Inc.*	37,068	$16,090,848
Comcast Corp. Cl A	244,057	14,677,588
Disney (Walt) Co.	151,403	17,281,138
Home Depot, Inc.	126,117	14,015,382
McDonald’s Corp.	92,997	8,841,225
Other Securities	2,721,381	154,978,263

		225,884,444

CONSUMER STAPLES (9.2%)
Altria Group, Inc.	190,748	9,329,485
Coca-Cola Co.	380,553	14,929,094
CVS Health Corp.	109,524	11,486,877
PepsiCo, Inc.	143,163	13,362,834
Philip Morris Int’l., Inc.	150,263	12,046,585
Proctor & Gamble Co.	263,155	20,589,247
Wal-Mart Stores, Inc.	153,185	10,865,412
Other Securities	1,085,872	73,416,138

		166,025,672

ENERGY (7.7%)
Chevron Corp.	182,414	17,597,479
Exxon Mobil Corp.	405,751	33,758,483
Schlumberger Ltd.	123,265	10,624,210
Other Securities	1,521,678	76,838,940

		138,819,112

FINANCIALS (16.1%)
Bank of America Corp.	1,018,721	17,338,631
Berkshire Hathaway, Inc. Cl B*	176,977	24,088,339
Citigroup, Inc.	294,319	16,258,182
JPMorgan Chase & Co.	360,229	24,409,117
Wells Fargo & Co.	454,607	25,567,098
Other Securities	3,390,866	185,782,322

		293,443,689

HEALTH CARE (15.0%)
AbbVie, Inc.	166,811	11,208,031
Allergan PLC*	38,102	11,562,433
Amgen, Inc.	73,793	11,328,701
BIOGEN, Inc.*	22,815	9,215,891
Bristol-Myers Squibb Co.	161,806	10,766,571
Celgene Corp.*	76,960	8,906,966
Gilead Sciences, Inc.	142,623	16,698,301
Johnson & Johnson	269,157	26,232,041

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Medtronic PLC	138,373	$10,253,439
Merck & Co., Inc.	274,268	15,614,077
Pfizer, Inc.	597,648	20,039,137
UnitedHealth Group, Inc.	92,327	11,263,894
Other Securities	1,230,973	109,974,890

		273,064,372

INDUSTRIALS (9.9%)
3M Co.	61,611	9,506,577
Boeing Co.	62,394	8,655,296
General Electric Co.	977,641	25,975,921
United Technologies Corp.	80,303	8,908,012
Other Securities	1,705,088	126,025,146

		179,070,952

INFORMATION TECHNOLOGY (19.1%)
Apple, Inc.	559,072	70,121,602
Cisco Systems, Inc.	493,501	13,551,537
EMC Corp.	188,415	4,972,272
Facebook, Inc. Cl A*	204,353	17,526,335
Google, Inc. Cl A*	27,781	15,002,851
Google, Inc. Cl C*	27,840	14,490,873
Int’l. Business Machines Corp.	88,918	14,463,402
Intel Corp.	460,344	14,001,363
MasterCard, Inc. Cl A	94,061	8,792,822
Microsoft Corp.	784,783	34,648,169
Oracle Corp.	309,205	12,460,962
QUALCOMM, Inc.	158,140	9,904,308
Visa, Inc. Cl A	187,535	12,592,975
Other Securities	2,188,178	104,219,905

		346,749,376

MATERIALS (3.1%)
Other Securities	955,569	56,244,940

TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc.	504,021	17,902,826
Verizon Communications, Inc.	395,754	18,446,094
Other Securities	195,812	3,666,159

		40,015,079

UTILITIES (2.8%)
Other Securities	1,122,533	50,120,415

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $1,098,600,754) 97.5%		1,769,438,051

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	0.07 - 0.12	11/19/15 - 01/07/16	$8,900,000	$8,897,170

COMMERCIAL PAPER (1.9%)
Air Products & Chemicals†	A-1	0.10	07/22/15	4,000,000	3,999,767
EMC Corp.†	A-1	0.11	07/17/15	4,000,000	3,999,804
Nestle Finance	A-1+	0.03	08/12/15	12,200,000	12,199,573
Private Export Funding Corp.†	A-1	0.13	08/11/15	400,000	399,941
Toyota Motor Credit Corp.	A-1+	0.13 - 0.14	07/24/15 - 08/04/15	13,500,000	13,498,387

					34,097,472

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $42,994,642) 2.4%					42,994,642

TOTAL INVESTMENTS (Cost: $1,141,595,396) 99.9%					1,812,432,693

OTHER NET ASSETS 0.1%					2,375,388

NET ASSETS 100.0%					$1,814,808,081

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.7%)
Amazon.com, Inc.*	3,471	$1,506,726
Comcast Corp. Cl A	22,855	1,374,500
Disney (Walt) Co.	14,178	1,618,277
Home Depot, Inc.	11,811	1,312,556
McDonald’s Corp.	8,708	827,870
Starbucks Corp.	13,622	730,344
Time Warner, Inc.	7,499	655,488
Other Securities	233,721	13,126,068

		21,151,829

CONSUMER STAPLES (4.9%)
Coca-Cola Co.	35,637	1,398,040
PepsiCo, Inc.	13,407	1,251,409
Philip Morris Int’l., Inc.	14,071	1,128,072
Proctor & Gamble Co.	24,643	1,928,068
Wal-Mart Stores, Inc.	14,345	1,017,491
Other Securities	129,805	8,824,255

		15,547,335

ENERGY (4.1%)
Chevron Corp.	17,082	1,647,901
Exxon Mobil Corp.	37,998	3,161,434
Other Securities	154,032	8,190,022

		12,999,357

FINANCIALS (8.7%)
American Int’l. Group, Inc.	12,107	748,455
Bank of America Corp.	95,399	1,623,691
Berkshire Hathaway, Inc. Cl B*	16,573	2,255,751
Capital One Financial Corp.	4,962	436,507
Citigroup, Inc.	27,561	1,522,470
Goldman Sachs Group, Inc.	3,649	761,875
JPMorgan Chase & Co.	33,735	2,285,884
Wells Fargo & Co.	42,572	2,394,249
Other Securities	296,809	15,449,670

		27,478,552

HEALTH CARE (8.1%)
Allergan PLC*	3,568	1,082,745
BIOGEN, Inc.*	2,136	862,816
Celgene Corp.*	7,207	834,102
Gilead Sciences, Inc.	13,357	1,563,838
Johnson & Johnson	25,205	2,456,479
Medtronic PLC	12,958	960,188

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Merck & Co., Inc.	25,685	$1,462,247
Mylan N.V.*	3,730	253,118
Pfizer, Inc.	55,967	1,876,574
UnitedHealth Group, Inc.	8,645	1,054,690
Other Securities	149,223	13,163,475

		25,570,272

INDUSTRIALS (5.3%)
Boeing Co.	5,843	810,541
General Electric Co.	91,552	2,432,537
Roper Technologies, Inc.	913	157,456
Union Pacific Corp.	7,954	758,573
Other Securities	164,111	12,611,410

		16,770,517

INFORMATION TECHNOLOGY (10.2%)
Apple, Inc.	52,355	6,566,621
Cisco Systems, Inc.	46,215	1,269,064
Facebook, Inc. Cl A*	19,136	1,641,199
Google, Inc. Cl A*	2,601	1,404,644
Google, Inc. Cl C*	2,607	1,356,975
Int’l. Business Machines Corp.	8,327	1,354,470
Intel Corp.	43,109	1,311,160
MasterCard, Inc. Cl A	8,809	823,465
Microsoft Corp.	73,492	3,244,672
Oracle Corp.	28,956	1,166,927
QUALCOMM, Inc.	14,810	927,550
Salesforce.com, inc.*	5,531	385,124
Other Securities	234,589	11,019,747

		32,471,618

MATERIALS (1.7%)
Other Securities	89,478	5,266,577

TELECOMMUNICATION SERVICES (1.2%)
AT&T, Inc.	47,199	1,676,508
Verizon Communications, Inc.	37,061	1,727,413
Other Securities	18,337	343,324

		3,747,245

UTILITIES (1.5%)
Other Securities	105,114	4,693,339

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $113,447,402) 52.4%		165,696,641

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	0.07 - 0.12	11/19/15 - 01/07/16	$500,000	$499,826

COMMERCIAL PAPER (1.3%)
Toyota Motor Credit Corp.	A-1+	0.10	07/16/15	4,000,000	3,999,833

TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $4,499,659) 1.5%					4,499,659

TOTAL INDEXED ASSETS (Cost: $117,947,061) 53.9%					$170,196,300

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2015 (Unaudited)

	Shares	Value

ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.4%)
Amazon.com, Inc.*	2,525	$1,096,077
Diamond Resorts Int’l., Inc.*	47,199	1,489,128
Disney (Walt) Co.	11,631	1,327,562
Home Depot, Inc.	7,891	876,927
McDonald’s Corp.	6,647	631,930
Starbucks Corp.	17,079	915,691
Time Warner, Inc.	7,314	639,317
Other Securities	376,620	13,179,132

		20,155,764

CONSUMER STAPLES (2.5%)
Coca-Cola Co.	11,096	435,296
PepsiCo, Inc.	7,201	672,141
Philip Morris Int’l., Inc.	4,812	385,778
Proctor & Gamble Co.	12,566	983,164
Wal-Mart Stores, Inc.	10,119	717,741
Other Securities	122,665	4,689,687

		7,883,807

ENERGY (2.4%)
Chevron Corp.	5,132	495,084
Exxon Mobil Corp.	20,720	1,723,904
Other Securities	220,258	5,451,740

		7,670,728

FINANCIALS (8.4%)
American Int’l. Group, Inc.	11,806	729,847
Bank of America Corp.	42,771	727,962
Berkshire Hathaway, Inc. Cl B*	4,800	653,328
Capital One Financial Corp.	11,507	1,012,271
Citigroup, Inc.	11,256	621,781
Goldman Sachs Group, Inc.	3,950	824,721
JPMorgan Chase & Co.	25,475	1,726,186
Wells Fargo & Co.	24,760	1,392,502
Other Securities	711,615	18,939,711

		26,628,309

HEALTH CARE (7.5%)
Allergan PLC*	2,433	738,318
BIOGEN, Inc.*	1,737	701,644
Celgene Corp.*	10,769	1,246,350
Gilead Sciences, Inc.	9,745	1,140,945
Medtronic PLC	9,085	673,199

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Merck & Co., Inc.	17,848	$1,016,087
Mylan N.V.*	17,391	1,180,153
Pfizer, Inc.	41,817	1,402,124
UnitedHealth Group, Inc.	4,983	607,926
Other Securities	481,714	14,865,351

		23,572,097

INDUSTRIALS (5.4%)
Boeing Co.	6,062	840,921
General Electric Co.	64,724	1,719,717
Roper Technologies, Inc.	8,718	1,503,506
Union Pacific Corp.	6,097	581,471
Other Securities	292,284	12,446,058

		17,091,673

INFORMATION TECHNOLOGY (7.9%)
Apple, Inc.	23,706	2,973,325
Cisco Systems, Inc.	23,117	634,793
Facebook, Inc. Cl A*	8,302	712,021
Google, Inc. Cl A*	1,157	624,826
Google, Inc. Cl C*	1,160	603,786
Intel Corp.	11,918	362,486
MasterCard, Inc. Cl A	6,601	617,061
Microsoft Corp.	26,468	1,168,562
Oracle Corp.	16,658	671,317
QUALCOMM, Inc.	9,418	589,849
Salesforce.com, inc.*	14,642	1,019,522
Other Securities	537,902	15,154,072

		25,131,620

MATERIALS (1.7%)
Other Securities	160,093	5,422,873

TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	22,436	796,927
Verizon Communications, Inc.	9,524	443,914
Other Securities	78,211	932,745

		2,173,586

UTILITIES (1.1%)
Other Securities	81,032	3,598,397

TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $97,536,812) 44.0%		139,328,854

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value

ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.0%)
Toyota Motor Credit Corp.	A-1+	0.12 - 0.14	07/20/15 - 08/10/15	$3,000,000	$2,999,672

TOTAL ACTIVE ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $2,999,672) 1.0%					2,999,672

TOTAL ACTIVE ASSETS (Cost: $100,536,484) 45.0%					142,328,526

TOTAL INVESTMENTS (Cost: $218,483,545) 98.9%					312,524,826

OTHER NET ASSETS 1.1%					3,451,957

NET ASSETS 100.0%					$315,976,783

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (12.5%)
Bassett Furniture Industries, Inc.	299,180	$8,499,704
CST Brands, Inc.	75,404	2,945,280
Diamond Resorts Int’l., Inc.*	367,002	11,578,913
Houghton Mifflin Harcourt Co.*	291,540	7,346,808
Select Comfort Corp.*	126,249	3,796,307
The Men’s Wearhouse, Inc.	70,659	4,527,122
Other Securities	804,407	11,039,099

		49,733,233

CONSUMER STAPLES (2.6%)
Crimson Wine Group Ltd.*	430,428	4,024,502
Farmer Brothers Co.*	141,875	3,334,063
Vector Group Ltd.	132,036	3,097,565

		10,456,130

ENERGY (3.5%)
PBF Energy, Inc.	214,011	6,082,193
Other Securities	1,164,542	7,868,836

		13,951,029

FINANCIALS (36.2%)
Aspen Insurance Hldgs. Ltd.	73,138	3,503,310
BancFirst Corp.	53,871	3,525,857
Banner Corp.	88,029	4,219,230
Brookline Bancorp, Inc.	345,137	3,896,597
Chatham Lodging Trust	131,481	3,480,302
Chesapeake Lodging Trust	128,246	3,908,938
Customers Bancorp, Inc.*	123,291	3,315,295
Ellington Financial LLC	286,752	5,307,780
FelCor Lodging Trust, Inc.	530,785	5,244,156
Forest City Enterprises, Inc. Cl A*	229,701	5,076,392
Glacier Bancorp, Inc.	122,831	3,613,688
Highwoods Properties, Inc.	100,759	4,025,322
Investors Bancorp, Inc.	314,900	3,873,270
Meadowbrook Insurance Group, Inc.*	472,531	4,063,767
Northfield Bancorp, Inc.	236,553	3,560,123
Pennsylvania REIT	144,768	3,089,349
PrivateBancorp, Inc.	104,666	4,167,800
Stock Yards Bancorp, Inc.	126,272	4,771,819
SVB Financial Group*	54,211	7,805,300
Symetra Financial Corp.	261,025	6,308,974
Other Securities	2,284,252	57,270,626

		144,027,895

	Shares	Value

COMMON STOCKS (CONTINUED):
HEALTH CARE (5.6%)
Supernus Pharmaceuticals, Inc.*	252,052	$4,279,843
Other Securities	1,868,070	18,172,449

		22,452,292

INDUSTRIALS (14.7%)
Alaska Air Group, Inc.	82,279	5,301,236
AZZ, Inc.	100,873	5,225,221
Blount International, Inc.*	312,097	3,408,099
Deluxe Corp.	59,599	3,695,138
Encore Wire Corp.	100,144	4,435,378
EnPro Industries, Inc.	61,154	3,499,232
Miller Industries, Inc.	249,665	4,980,817
Mueller Industries, Inc.	305,921	10,621,577
Old Dominion Freight Line, Inc.*	71,803	4,926,045
Orbital ATK, Inc.	83,265	6,108,320
Uti Worldwide, Inc.*	324,562	3,242,374
Other Securities	154,898	2,929,121

		58,372,558

INFORMATION TECHNOLOGY (9.8%)
Proofpoint, Inc.*	66,084	4,207,568
Richardson Electronics Ltd.	518,914	4,192,825
SYNNEX Corp.	49,931	3,654,450
Other Securities	1,451,885	26,979,674

		39,034,517

MATERIALS (5.3%)
Kaiser Aluminum Corp.	97,149	8,071,139
Kraton Performance Polymers, Inc.*	133,485	3,187,622
Silgan Hldgs., Inc.	70,653	3,727,652
Other Securities	303,776	6,060,925

		21,047,338

TELECOMMUNICATION SERVICES (1.0%)
Other Securities	346,798	4,053,232

UTILITIES (4.4%)
Avista Corp.	99,799	3,058,839
Idacorp, Inc.	63,669	3,574,378
Other Securities	312,729	10,895,337

		17,528,554

TOTAL COMMON STOCKS
(Cost: $293,749,526) 95.6%		380,656,778

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.0%)
Nestle Finance	A-1+	0.03	08/12/15	$11,000,000	$10,999,615
Toyota Motor Credit Corp.	A-1+	0.13	07/24/15	5,000,000	4,999,585

					15,999,200

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $15,999,200) 4.0%					15,999,200

TOTAL INVESTMENTS (Cost: $309,748,726) 99.6%					396,655,978

OTHER NET ASSETS 0.4%					1,526,234

NET ASSETS 100.0%					$398,182,212

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP GROWTH FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (15.9%)
Carmike Cinemas, Inc.*	171,924	$4,562,850
CST Brands, Inc.	194,642	7,602,721
Diamond Resorts Int’l., Inc.*	173,433	5,471,799
Eros International PLC*	142,392	3,576,877
Five Below, Inc.*	102,370	4,046,694
Haverty Furniture Cos., Inc.	155,808	3,368,569
Houghton Mifflin Harcourt Co.*	147,006	3,704,546
Popeyes Louisiana Kitchen, Inc.*	55,981	3,358,270
Red Robin Gourmet Burgers, Inc.*	58,236	4,997,788
Select Comfort Corp.*	148,170	4,455,457
Steve Madden Ltd.*	103,327	4,420,346
Other Securities	658,623	21,357,676

		70,923,593

CONSUMER STAPLES (2.2%)
WD-40 Co.	46,748	4,074,556
Other Securities	115,308	5,918,712

		9,993,268

ENERGY (2.5%)
Other Securities	468,569	11,224,377

FINANCIALS (7.9%)
Heritage Financial Corp.	204,812	3,659,990
Investors Bancorp, Inc.	351,045	4,317,855
iShares Micro-Cap ETF	29,644	2,416,900
iShares Russell 2000 Growth ETF	20,000	3,091,600
Stifel Financial Corp.*	59,798	3,452,760
Other Securities	640,418	18,231,161

		35,170,266

HEALTH CARE (25.9%)
Abiomed, Inc.*	63,428	4,169,122
DexCom, Inc.*	78,117	6,247,798
Emergent Biosolutions, Inc.*	145,063	4,779,826
Exact Sciences Corp.*	139,160	4,138,612
Omnicell, Inc.*	94,251	3,554,220
PAREXEL International Corp.*	54,356	3,495,615
Receptos, Inc.*	20,234	3,845,472
Supernus Pharmaceuticals, Inc.*	286,856	4,870,811
WellCare Health Plans, Inc.*	45,273	3,840,492
Other Securities	2,068,138	76,807,902

		115,749,870

	Shares	Value

COMMON STOCKS (CONTINUED):
INDUSTRIALS (11.7%)
Allegiant Travel Co.	21,098	$3,752,912
Astronics Corp.*	87,377	6,194,156
AZZ, Inc.	85,491	4,428,444
CEB, Inc.	53,159	4,628,057
EnPro Industries, Inc.	60,733	3,475,137
Healthcare Svcs. Group, Inc.	111,215	3,675,649
Sun Hydraulics Corp.	103,311	3,937,163
Teledyne Technologies, Inc.*	37,873	3,996,012
The Advisory Board Co.*	61,627	3,369,148
Trex Co., Inc.*	104,260	5,153,567
Other Securities	296,354	9,792,031

		52,402,276

INFORMATION TECHNOLOGY (23.1%)
CalAmp Corp.*	205,408	3,750,750
Cavium, Inc.*	65,027	4,474,522
comScore, Inc.*	110,160	5,867,095
FARO Technologies, Inc.*	91,750	4,284,725
Imperva, Inc.*	104,743	7,091,128
LogMeIn, Inc.*	64,973	4,190,122
Manhattan Associates, Inc.*	74,937	4,469,974
MaxLinear, Inc. Cl A*	319,559	3,866,659
Monolithic Power Systems, Inc.	89,919	4,559,792
Proofpoint, Inc.*	97,063	6,179,976
Qlik Technologies, Inc.*	130,513	4,562,741
Rogers Corp.*	58,875	3,893,986
Ruckus Wireless, Inc.*	357,856	3,700,231
Other Securities	1,763,289	42,765,052

		103,656,753

MATERIALS (3.6%)
A. Schulman, Inc.	89,267	3,902,731
Mueller Water Products, Inc. Cl A	379,021	3,449,090
Other Securities	322,109	8,748,895

		16,100,716

TELECOMMUNICATION SERVICES (1.6%)
Other Securities	573,815	6,988,146

UTILITIES (0.6%)
Other Securities	52,806	2,574,278

TOTAL COMMON STOCKS
(Cost: $328,326,050) 95.0%		424,783,543

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP GROWTH FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill	A-1+	0.07	11/19/15	$700,000	$699,805

U.S. GOVERNMENT AGENCIES (2.4%)
FHLB	A-1+	0.02	07/27/15	10,500,000	10,499,849

COMMERCIAL PAPER (1.3%)
General Electric Capital Corp.	A-1+	0.12	08/03/15	2,500,000	2,499,724
Novartis Finance Corp.†	A-1+	0.13	07/09/15	1,840,000	1,839,947
San Diego Gas & Electric Co.†	A-1	0.14	07/01/15	1,625,000	1,625,000

					5,964,671

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $17,164,325) 3.9%					17,164,325

TOTAL INVESTMENTS (Cost: $345,490,375) 98.9%					441,947,868

OTHER NET ASSETS 1.1%					4,962,116

NET ASSETS 100.0%					$446,909,984

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (6.4%)
Diamond Resorts Int’l., Inc.*	53,305	$1,681,773
Dillard’s, Inc. Cl A	7,895	830,475
Other Securities	78,681	3,221,064

		5,733,312

CONSUMER STAPLES (3.7%)
Constellation Brands, Inc. Cl A	7,519	872,354
Energizer Hldgs., Inc.*	7,185	945,187
Ingredion, Inc.	11,357	906,402
Other Securities	24,735	580,283

		3,304,226

ENERGY (5.1%)
Noble Energy, Inc.	20,888	891,500
PBF Energy, Inc.	31,939	907,706
Other Securities	55,755	2,734,469

		4,533,675

FINANCIALS (33.1%)
American Financial Group, Inc.	27,163	1,766,682
Ameriprise Financial, Inc.	15,623	1,951,783
Aon PLC	10,584	1,055,013
Associated Banc-Corp.	45,648	925,285
Discover Financial Svcs.	16,715	963,118
Duke Realty Corp.	46,529	864,044
Everest Re Group Ltd.	5,652	1,028,721
Fifth Third Bancorp	42,465	884,121
Hartford Financial Svcs. Group, Inc.	26,111	1,085,434
Home Properties, Inc.	13,120	958,416
Host Hotels & Resorts, Inc.	44,839	889,157
KeyCorp	71,319	1,071,211
Lincoln National Corp.	19,166	1,135,011
Reinsurance Grp. of America, Inc.	11,258	1,068,046
Vornado Realty Trust	11,850	1,124,921
Voya Financial, Inc.	24,956	1,159,705
Other Securities	397,206	11,805,471

		29,736,139

HEALTH CARE (11.0%)
Boston Scientific Corp.*	67,726	1,198,750
Cardinal Health, Inc.	11,152	932,865
CIGNA Corp.	8,265	1,338,930
HCA Hldgs., Inc.*	14,838	1,346,103
Hospira, Inc.*	11,230	996,213

	Shares	Value

COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Humana, Inc.	6,040	$1,155,331
MEDNAX, Inc.*	11,429	847,003
Mylan N.V.*	11,583	786,022
Other Securities	21,479	1,311,906

		9,913,123

INDUSTRIALS (8.7%)
Alaska Air Group, Inc.	16,943	1,091,637
L-3 Communications Hldgs., Inc.	9,725	1,102,621
Old Dominion Freight Line, Inc.*	17,932	1,230,225
Oshkosh Corp.	22,655	960,119
Triumph Group, Inc.	18,065	1,192,109
Other Securities	26,085	2,229,142

		7,805,853

INFORMATION TECHNOLOGY (11.1%)
Avago Technologies Ltd.	10,064	1,337,808
Broadcom Corp. Cl A	16,105	829,246
CA, Inc.	35,125	1,028,811
Western Digital Corp.	11,385	892,812
Other Securities	153,539	5,948,463

		10,037,140

MATERIALS (7.7%)
CF Industries Hldgs., Inc.	13,310	855,567
Crown Hldgs., Inc.*	30,019	1,588,305
Eastman Chemical Co.	13,709	1,121,670
International Paper Co.	19,330	919,915
Packaging Corp. of America	22,331	1,395,464
Other Securities	15,212	1,009,668

		6,890,589

UTILITIES (9.2%)
Atmos Energy Corp.	16,659	854,274
Edison International	18,428	1,024,228
Great Plains Energy, Inc.	33,163	801,218
PPL Corp.	26,935	793,774
Public Svc. Enterprise Group, Inc.	24,476	961,417
Other Securities	81,754	3,780,544

		8,215,455

TOTAL COMMON STOCKS
(Cost: $68,674,906) 96.0%		86,169,512

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.6%)
Toyota Motor Credit Corp.	A-1+	0.14	08/10/15	$500,000	$499,922

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $499,922) 0.6%					499,922

TOTAL INVESTMENTS (Cost: $69,174,828) 96.6%					86,669,434

OTHER NET ASSETS 3.4%					3,048,437

NET ASSETS 100.0%					$89,717,871

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.6%)
Advance Auto Parts, Inc.	44,495	$7,087,606
Foot Locker, Inc.	85,035	5,698,195
Jarden Corp.*	108,889	5,635,006
LKQ Corp.*	184,957	5,594,025
Polaris Industries, Inc.	37,177	5,506,285
Signet Jewelers Ltd.	48,720	6,247,853
Williams-Sonoma, Inc.	51,821	4,263,314
Other Securities	3,012,826	100,648,265

		140,680,549

CONSUMER STAPLES (4.0%)
Church & Dwight Co., Inc.	79,575	6,455,920
Energizer Hldgs., Inc.*	37,812	4,974,169
Hain Celestial Group, Inc.*	62,383	4,108,544
WhiteWave Foods Co. Cl A*	106,476	5,204,547
Other Securities	749,435	20,573,200

		41,316,380

ENERGY (4.3%)
Dresser-Rand Group, Inc.*	46,775	3,984,295
HollyFrontier Corp.	119,171	5,087,410
Other Securities	1,629,395	35,603,446

		44,675,151

FINANCIALS (22.8%)
Alleghany Corp.*	9,765	4,577,441
Everest Re Group Ltd.	27,016	4,917,182
Extra Space Storage, Inc.	67,546	4,405,350
Federal Realty Investment Trust	41,760	5,349,038
Gallagher (Arthur J.) & Co.	102,119	4,830,229
HCC Insurance Hldgs., Inc.	58,189	4,471,243
Jones Lang LaSalle, Inc.	27,276	4,664,196
MSCI, Inc. Cl A	68,357	4,207,373
New York Community Bancorp, Inc.	270,135	4,965,081
Raymond James Financial, Inc.	77,841	4,637,767
Signature Bank*	30,908	4,524,622
SVB Financial Group*	31,156	4,485,841
UDR, Inc.	157,472	5,043,828
Other Securities	5,546,845	175,637,671

		236,716,862

HEALTH CARE (8.8%)
Centene Corp.*	72,305	5,813,322
Community Health Systems, Inc.*	71,769	4,519,294

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Cooper Companies, Inc.	29,544	$5,257,946
Hologic, Inc.*	148,629	5,656,820
MEDNAX, Inc.*	56,868	4,214,487
Mettler-Toledo Int’l., Inc.*	17,006	5,806,869
Omnicare, Inc.	58,909	5,552,173
ResMed, Inc.	85,685	4,830,063
United Therapeutics Corp.*	28,104	4,888,691
Other Securities	777,765	44,214,519

		90,754,184

INDUSTRIALS (14.2%)
Acuity Brands, Inc.	26,408	4,752,912
Alaska Air Group, Inc.	78,822	5,078,501
Carlisle Cos., Inc.	39,723	3,977,067
Fortune Brands Home & Security, Inc.	96,932	4,441,424
Manpowergroup, Inc.	47,563	4,251,181
Towers Watson & Co. Cl A	42,149	5,302,344
Wabtec Corp.	58,744	5,536,035
Other Securities	2,355,682	113,426,185

		146,765,649

INFORMATION TECHNOLOGY (15.5%)
ANSYS, Inc.*	54,584	4,980,244
CDK Global, Inc.	97,477	5,261,808
Gartner, Inc.*	50,482	4,330,346
Global Payments, Inc.	40,408	4,180,208
SunEdison, Inc.*	177,251	5,301,577
Synopsys, Inc.*	94,297	4,776,143
Other Securities	4,402,841	132,449,350

		161,279,676

MATERIALS (6.6%)
Ashland, Inc.	37,802	4,608,064
RPM International, Inc.	81,004	3,966,766
Other Securities	1,427,461	59,438,671

		68,013,501

TELECOMMUNICATION SERVICES (0.2%)
Other Securities	59,781	1,757,561

UTILITIES (4.2%)
Other Securities	1,286,504	43,250,232

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $709,311,534) 94.2%		975,209,745

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.07 - 0.09	09/10/15 - 12/17/15	$3,100,000	$3,099,132

COMMERCIAL PAPER (5.1%)
Coca-Cola Co.†	A-1+	0.13	07/29/15	680,000	679,931
General Electric Capital Corp.	A-1+	0.12	08/03/15	2,500,000	2,499,725
Intercontinental Exchange, Inc.†	A-1	0.19	08/03/15 - 08/13/15	1,450,000	1,449,710
National Rural Utilities	A-1	0.10	07/21/15	1,150,000	1,149,936
Nestle Finance	A-1+	0.03	08/12/15	21,000,000	20,999,265
Private Export Funding Corp.†	A-1	0.13	08/11/15	300,000	299,956
Toyota Motor Credit Corp.	A-1+	0.10 - 0.14	07/13/15 - 08/10/15	21,500,000	21,498,539
Travelers Cos., Inc.†	A-1	0.07	07/01/15	4,000,000	4,000,000

					52,577,062

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $55,676,194) 5.4%					55,676,194

TOTAL INVESTMENTS (Cost: $764,987,728) 99.6%					1,030,885,939

OTHER NET ASSETS 0.4%					4,506,992

NET ASSETS 100.0%					$1,035,392,931

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (96.1%)
iShares Core MSCI Europe ETF	372,200	$16,868,104
iShares Core MSCI Pacific ETF	167,406	8,586,254
iShares MSCI EAFE ETF	1,287,745	81,758,930
iShares MSCI EAFE Growth ETF	358,024	25,018,717
iShares MSCI EAFE Small-Cap ETF	177,935	9,078,244
iShares MSCI EAFE Value ETF	456,586	23,893,145
iShares MSCI Emerging Markets Minimum Volatility ETF	179,014	10,325,528
Vanguard FTSE Developed Markets ETF	2,416,800	95,826,121
Vanguard FTSE Europe ETF	424,630	22,921,527
Vanguard FTSE Pacific ETF	220,480	13,455,894

		307,732,464

TOTAL COMMON STOCKS
(Cost: $293,205,528) 96.1%		307,732,464

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill	A-1+	0.07	11/19/15	$400,000	$399,889

U.S. GOVERNMENT AGENCIES (0.8%)
FHLB	A-1+	0.02	07/27/15	2,371,000	2,370,966

COMMERCIAL PAPER (1.4%)
Abbott Laboratories†	A-1+	0.12	08/27/15	600,000	599,886
Google, Inc.†	A-1+	0.12	07/08/15	450,000	449,990
Toyota Motor Credit Corp.	A-1+	0.12 - 0.14	07/28/15 - 08/04/15	3,500,000	3,499,597

					4,549,473

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,320,328) 2.3%					7,320,328

TOTAL INVESTMENTS (Cost: $300,525,856) 98.4%					315,052,792

OTHER NET ASSETS 1.6%					5,097,093

NET ASSETS 100.0%					$320,149,885

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (8.2%)
Amazon.com, Inc.*	4,037	$1,752,421
Disney (Walt) Co.	18,641	2,127,684
Home Depot, Inc.	12,605	1,400,794
McDonald’s Corp.	10,612	1,008,883
Starbucks Corp.	27,488	1,473,769
Target Corp.	12,793	1,044,293
Time Warner Cable, Inc.	6,974	1,242,558
Time Warner, Inc.	11,739	1,026,106
Other Securities	87,708	4,570,711

		15,647,219

CONSUMER STAPLES (5.1%)
Constellation Brands, Inc. Cl A	10,552	1,224,243
PepsiCo, Inc.	11,566	1,079,570
Proctor & Gamble Co.	19,924	1,558,854
Wal-Mart Stores, Inc.	16,246	1,152,329
Other Securities	89,412	4,753,664

		9,768,660

ENERGY (4.6%)
Exxon Mobil Corp.	33,205	2,762,656
Other Securities	98,389	6,024,312

		8,786,968

FINANCIALS (9.5%)
American Int’l. Group, Inc.	18,744	1,158,754
Bank of America Corp.	68,534	1,166,449
Berkshire Hathaway, Inc. Cl B*	7,737	1,053,083
Capital One Financial Corp.	18,594	1,635,714
Citigroup, Inc.	18,048	996,972
Goldman Sachs Group, Inc.	6,399	1,336,047
JPMorgan Chase & Co.	41,092	2,784,394
MetLife, Inc.	18,672	1,045,445
Simon Property Group, Inc.	6,659	1,152,140
Wells Fargo & Co.	40,069	2,253,481
Other Securities	78,027	3,488,069

		18,070,548

HEALTH CARE (9.5%)
Abbott Laboratories	19,167	940,716
Allergan PLC*	3,825	1,160,735
BIOGEN, Inc.*	2,773	1,120,126

	Shares	Value

COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Celgene Corp.*	10,545	$1,220,426
Gilead Sciences, Inc.	15,496	1,814,272
Medtronic PLC	18,620	1,379,742
Merck & Co., Inc.	28,593	1,627,799
Mylan N.V.*	27,880	1,891,937
Pfizer, Inc.	64,734	2,170,531
Other Securities	43,067	4,826,315

		18,152,599

INDUSTRIALS (6.2%)
Boeing Co.	9,741	1,351,272
FedEx Corp.	6,990	1,191,096
General Electric Co.	103,514	2,750,367
Roper Technologies, Inc.	13,916	2,399,953
Other Securities	60,431	4,118,263

		11,810,951

INFORMATION TECHNOLOGY (10.8%)
Apple, Inc.	38,706	4,854,696
Cisco Systems, Inc.	36,976	1,015,361
Facebook, Inc. Cl A*	13,236	1,135,186
Google, Inc. Cl A*	1,866	1,007,715
Google, Inc. Cl C*	1,870	973,354
Microsoft Corp.	42,426	1,873,108
Oracle Corp.	26,425	1,064,928
Salesforce.com, inc.*	23,464	1,633,798
Other Securities	133,697	7,191,704

		20,749,850

MATERIALS (1.9%)
Other Securities	66,337	3,606,162

TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.	35,507	1,261,209
Verizon Communications, Inc.	15,217	709,264

		1,970,473

UTILITIES (1.5%)
Other Securities	53,529	2,885,352

TOTAL COMMON STOCKS
(Cost: $71,507,620) 58.3%		111,448,782

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (8.9%)
U.S. Treasury Note	AA+	0.50 - 2.13	03/31/17 - 05/15/25	$2,800,000	$2,769,757
U.S. Treasury Strip	AA+	0.00	08/15/21 - 08/15/29	18,850,000	14,293,817

					17,063,574

U.S. GOVERNMENT AGENCIES (12.0%)
MORTGAGE-BACKED OBLIGATIONS (11.8%)
FHARM	AA+	2.36 - 5.79	02/01/36 - 09/01/39	201,949	214,558
FHLMC	AA+	2.50 - 6.00	02/01/25 - 06/01/45	5,334,478	5,620,047
FHLMC Strip	AA+	3.00	01/15/43	430,137	437,963
FNMA	AA+	2.42 - 8.00	09/01/16 - 12/25/49	11,828,730	12,564,718
FNMA Strip	AA+	3.00	08/25/42	368,459	368,682
GNMA (2)	AA+	3.50 - 7.00	10/15/24 - 10/20/43	2,904,385	3,161,771
Other Securities				226,686	251,537

					22,619,276

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
NON-MORTGAGE-BACKED OBLIGATIONS (0.2%)
FHLMC	AA+	0.00	11/29/19	$500,000	$456,083

CORPORATE DEBT (16.7%)
CONSUMER DISCRETIONARY (2.8%)
Home Depot, Inc.	A	5.40	03/01/16	500,000	515,788
Other Securities				4,770,000	4,906,614

					5,422,402

CONSUMER STAPLES (0.9%)
Other Securities				1,625,000	1,645,585

ENERGY (2.1%)
Other Securities				3,810,000	3,920,935

FINANCIALS (3.7%)
Bank of America Corp.	A-	3.70	09/01/15	250,000	251,036
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	327,683
Other Securities				6,250,000	6,532,150

					7,110,869

HEALTH CARE (2.1%)
Allergan, Inc.	BBB-	5.75	04/01/16	250,000	259,036
Other Securities				3,515,000	3,703,235

					3,962,271

INDUSTRIALS (1.1%)
Other Securities				2,050,000	2,114,608

INFORMATION TECHNOLOGY (1.1%)
Other Securities				2,035,000	2,119,710

MATERIALS (1.5%)
Geon Co.	BBB-	7.50	12/15/15	1,000,000	1,024,799
Other Securities				1,850,000	1,871,910

					2,896,709

TELECOMMUNICATION SERVICES (0.4%)
AT&T, Inc.	BBB+	3.00	06/30/22	350,000	337,947
Verizon Communications, Inc.	BBB+	4.50	09/15/20	325,000	350,589

					688,536

UTILITIES (1.0%)
Other Securities				1,740,000	1,820,498

TOTAL LONG-TERM DEBT SECURITIES (Cost: $69,775,478) 37.6%					71,841,056

SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.8%)
Abbott Laboratories†	A-1+	0.12	07/27/15 - 08/27/15	930,000	929,857
Toyota Motor Credit Corp.	A-1+	0.10 - 0.16	07/16/15 - 08/17/15	4,500,000	4,499,395

					5,429,252

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,429,252) 2.8%					5,429,252

TOTAL INVESTMENTS (Cost: $146,712,350) 98.7%					188,719,090

OTHER NET ASSETS 1.3%					2,479,515

NET ASSETS 100.0%					$191,198,605

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.9%)	11,861,154	$17,371,134
Equity Index Fund (19.9%)	3,233,251	11,148,670
Mid-Cap Equity Index Fund (4.9%)	1,232,280	2,774,211
Mid-Term Bond Fund (40.3%)	21,141,624	22,596,506
Money Market Fund (4.0%)	1,881,444	2,250,689

TOTAL INVESTMENTS (Cost: $53,932,783) 100.0%		56,141,210

OTHER NET ASSETS -0.0% (3)		(77)

NET ASSETS 100.0%		$56,141,133

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.0%)	4,746,512	$6,951,457
Equity Index Fund (24.9%)	1,928,885	6,651,046
International Fund (3.0%)	970,322	796,893
Mid-Cap Equity Index Fund (8.9%)	1,058,792	2,383,640
Mid-Term Bond Fund (33.2%)	8,326,129	8,899,100
Money Market Fund (4.0%)	901,596	1,078,539

TOTAL INVESTMENTS (Cost: $24,455,276) 100.0%		26,760,675

OTHER NET ASSETS -0.0% (3)		(36)

NET ASSETS 100.0%		$26,760,639

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.0%)	26,700,082	$39,103,338
Equity Index Fund (27.9%)	12,656,468	43,641,147
International Fund (6.0%)	11,370,244	9,337,994
Mid-Cap Equity Index Fund (10.9%)	7,585,323	17,076,701
Mid-Term Bond Fund (28.2%)	41,296,666	44,138,539
Small Cap Growth Fund (1.0%)	961,279	1,605,155
Small Cap Value Fund (1.0%)	944,333	1,549,148

TOTAL INVESTMENTS (Cost: $138,190,159) 100.0%		156,452,022

OTHER NET ASSETS -0.0% (3)		(367)

NET ASSETS 100.0%		$156,451,655

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.5%)	58,374,910	$85,492,390
Equity Index Fund (33.4%)	33,675,795	116,118,518
International Fund (8.7%)	36,887,697	30,294,611
Mid-Cap Equity Index Fund (11.4%)	17,662,667	39,763,644
Mid-Term Bond Fund (17.5%)	56,975,170	60,895,974
Small Cap Growth Fund (2.3%)	4,803,236	8,020,505
Small Cap Value Fund (2.2%)	4,721,737	7,745,858

TOTAL INVESTMENTS (Cost: $302,835,674) 100.0%		348,331,500

OTHER NET ASSETS -0.0% (3)		(736)

NET ASSETS 100.0%		$348,330,764

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.3%)	56,265,587	$82,403,203
Equity Index Fund (37.5%)	40,326,605	139,051,376
International Fund (9.5%)	42,663,845	35,038,365
Mid-Cap Equity Index Fund (16.4%)	26,827,593	60,396,477
Mid-Term Bond Fund (7.2%)	24,763,745	26,467,887
Small Cap Growth Fund (3.6%)	7,916,941	13,219,811
Small Cap Value Fund (3.5%)	7,783,075	12,767,886

TOTAL INVESTMENTS (Cost: $309,950,282) 100.0%		369,345,005

OTHER NET ASSETS -0.0% (3)		(772)

NET ASSETS 100.0%		$369,344,233

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.3%)	46,884,787	$68,664,647
Equity Index Fund (40.7%)	36,259,378	125,027,048
International Fund (9.5%)	35,619,675	29,253,228
Mid-Cap Equity Index Fund (17.4%)	23,772,332	53,518,222
Small Cap Growth Fund (5.1%)	9,474,199	15,820,140
Small Cap Value Fund (5.0%)	9,314,875	15,280,755

TOTAL INVESTMENTS (Cost: $252,355,411) 100.0%		307,564,040

OTHER NET ASSETS -0.0% (3)		(650)

NET ASSETS 100.0%		$307,563,390

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (15.6%)	27,046,047	$39,610,018
Equity Index Fund (40.6%)	30,057,166	103,641,013
International Fund (11.5%)	35,699,096	29,318,454
Mid-Cap Equity Index Fund (20.1%)	22,780,596	51,285,546
Small Cap Growth Fund (6.2%)	9,421,579	15,732,276
Small Cap Value Fund (6.0%)	9,262,342	15,194,576

TOTAL INVESTMENTS (Cost: $206,687,860) 100.0%		254,781,883

OTHER NET ASSETS -0.0% (3)		(544)

NET ASSETS 100.0%		$254,781,339

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.6%)	16,638,043	$24,367,079
Equity Index Fund (35.7%)	21,789,820	75,134,131
International Fund (13.5%)	34,517,902	28,348,379
Mid-Cap Equity Index Fund (23.0%)	21,501,392	48,405,698
Small Cap Growth Fund (8.2%)	10,366,216	17,309,642
Small Cap Value Fund (8.0%)	10,192,194	16,719,968

TOTAL INVESTMENTS (Cost: $167,795,232) 100.0%		210,284,897

OTHER NET ASSETS -0.0% (3)		(458)

NET ASSETS 100.0%		$210,284,439

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.6%)	16,850,082	$24,677,619
Equity Index Fund (35.6%)	26,631,683	91,829,505
International Fund (15.5%)	48,463,245	39,801,215
Mid-Cap Equity Index Fund (21.1%)	24,200,028	54,481,088
Small Cap Growth Fund (9.3%)	14,287,459	23,857,384
Small Cap Value Fund (8.9%)	14,047,507	23,044,486

TOTAL INVESTMENTS (Cost: $203,146,662) 100.0%		257,691,297

OTHER NET ASSETS -0.0% (3)		(556)

NET ASSETS 100.0%		$257,690,741

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.5%)	3,693,732	$5,409,618
Equity Index Fund (35.4%)	7,429,280	25,617,124
International Fund (16.5%)	14,527,066	11,930,586
Mid-Cap Equity Index Fund (20.3%)	6,509,860	14,655,530
Small Cap Growth Fund (10.3%)	4,448,565	7,428,271
Small Cap Value Fund (10.0%)	4,379,055	7,183,700

TOTAL INVESTMENTS (Cost: $67,715,128) 100.0%		72,224,829

OTHER NET ASSETS -0.0% (3)		(98)

NET ASSETS 100.0%		$72,224,731

MUTUAL OF AMERICA INVESTMENT CORPORATION — CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.8%)	26,332,435	$38,564,905
Equity Index Fund (25.1%)	9,433,745	32,528,780
International Fund (5.1%)	8,058,550	6,618,213
Mid-Cap Equity Index Fund (5.0%)	2,893,536	6,514,166
Mid-Term Bond Fund (35.0%)	42,346,108	45,260,197

TOTAL INVESTMENTS (Cost: $119,820,194) 100.0%		129,486,261

OTHER NET ASSETS -0.0% (3)		(127)

NET ASSETS 100.0%		$129,486,134

MUTUAL OF AMERICA INVESTMENT CORPORATION — MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.7%)	54,969,109	$80,504,459
Equity Index Fund (35.1%)	33,094,457	114,113,989
International Fund (10.2%)	40,397,727	33,177,279
Mid-Cap Equity Index Fund (15.1%)	21,751,286	48,968,280
Mid-Term Bond Fund (14.9%)	45,462,675	48,591,235

TOTAL INVESTMENTS (Cost: $267,224,922) 100.0%		325,355,242

OTHER NET ASSETS -0.0% (3)		(276)

NET ASSETS 100.0%		$325,354,966

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.7%)	35,161,563	$51,495,515
Equity Index Fund (34.9%)	26,468,884	91,268,154
International Fund (15.2%)	48,479,844	39,814,848
Mid-Cap Equity Index Fund (20.0%)	23,195,097	52,218,704
Small Cap Growth Fund (5.2%)	8,053,739	13,448,238
Small Cap Value Fund (5.0%)	7,923,955	12,998,994

TOTAL INVESTMENTS (Cost: $195,573,604) 100.0%		261,244,453

OTHER NET ASSETS -0.0% (3)		(237)

NET ASSETS 100.0%		$261,244,216

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.7%)
U.S. Treasury Bill	A-1+	0.06	12/24/15	$4,000,000	$3,999,126

U.S. GOVERNMENT AGENCIES (22.6%)
FHLB	A-1+	0.01	07/24/15	5,000,000	4,999,968
FHLB	A-1+	0.03	08/05/15	10,800,000	10,799,736

					15,799,704

COMMERCIAL PAPER (70.2%)
Abbott Laboratories†	A-1+	0.12	07/27/15	1,250,000	1,249,892
Abbott Laboratories†	A-1+	0.12	07/28/15	1,700,000	1,699,847
Coca-Cola Co.†	A-1+	0.23	10/21/15	2,800,000	2,798,393
Danaher Corp.†	A-1	0.17	07/10/15	2,875,000	2,874,878
EMC Corp.†	A-1	0.12	07/21/15	3,000,000	2,999,800
Emerson Electric Co.†	A-1	0.12	08/10/15	1,100,000	1,099,853
Emerson Electric Co.†	A-1	0.13	08/19/15	1,900,000	1,899,664
General Electric Capital Corp.	A-1+	0.14	08/10/15	500,000	499,922
General Electric Capital Corp.	A-1+	0.15	08/31/15	2,500,000	2,499,786
Google, Inc.†	A-1+	0.13	07/08/15	450,000	449,989
Honeywell International†	A-1	0.12	07/17/15	600,000	599,968
Honeywell International†	A-1	0.13	09/01/15	800,000	799,837
Intercontinental Exchange, Inc.†	A-1	0.19	07/24/15	1,800,000	1,799,781
Intercontinental Exchange, Inc.†	A-1	0.19	07/31/15	1,000,000	999,842
J.P. Morgan Securities LLC	A-1	0.18	07/24/15	350,000	349,960
J.P. Morgan Securities LLC	A-1	0.20	07/06/15	300,000	299,992
J.P. Morgan Securities LLC	A-1	0.20	07/23/15	500,000	499,939
J.P. Morgan Securities LLC†	A-1	0.20	07/28/15	1,850,000	1,849,722
National Oilwell Varco, Inc.†	A-1	0.15	07/22/15	3,000,000	2,999,737
National Rural Utilities	A-1	0.10	07/21/15	2,400,000	2,399,867
Novartis Finance Corp.†	A-1+	0.13	07/09/15	1,185,000	1,184,966
Pfizer, Inc.†	A-1+	0.13	07/16/15	250,000	249,986
Private Export Funding Corp.	A-1	0.13	08/11/15	2,000,000	1,999,704
QUALCOMM, Inc.†	A-1+	0.12	09/08/15	2,900,000	2,900,090
San Diego Gas & Electric Co.†	A-1	0.08	07/01/15	1,400,000	1,400,000
San Diego Gas & Electric Co.†	A-1	0.14	07/01/15	1,575,000	1,575,000
Simon Property Group LP†	A-1	0.17	08/17/15	2,900,000	2,899,356
Toyota Motor Credit Corp.	A-1+	0.14	08/10/15	3,000,000	2,999,533
Unilever Capital†	A-1	0.12	07/06/15	500,000	499,992
United Technologies Corp.†	A-1	0.12	07/27/15	500,000	499,957
Wisconsin Gas Co.	A-1	0.12	07/10/15	2,200,000	2,199,934

					49,079,187

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $68,876,136) 98.5%					68,878,017

TOTAL INVESTMENTS (Cost: $68,876,136) 98.5%					68,878,017

OTHER NET ASSETS 1.5%					1,055,336

NET ASSETS 100.0%					$69,933,353

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (26.3%)
U.S. Treasury Note	AA+	1.25 - 2.00	11/30/18 - 05/31/22	$62,250,000	$62,024,934
U.S. Treasury Strip	AA+	0.00	11/15/17 - 08/15/18	60,000,000	58,116,020

					120,140,954

U.S. GOVERNMENT AGENCIES (7.5%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (3)
FHLMC	AA+	7.50 - 8.50	09/01/17 - 03/15/21	4,061	4,481

NON-MORTGAGE-BACKED OBLIGATIONS (7.5%)
FHLMC	AA+	0.00	11/29/19	13,500,000	12,314,228
FNMA	AA+	0.00	10/09/19	23,000,000	21,006,540
Other Securities				900,000	808,160

					34,128,928

CORPORATE DEBT (62.9%)
CONSUMER DISCRETIONARY (9.7%)
Advance Auto Parts, Inc.	BBB-	4.50 - 5.75	05/01/20 - 01/15/22	2,000,000	2,197,402
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,229,232
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	2,000,000	2,069,962
Kohl’s Corp.	BBB	3.25 - 4.00	11/01/21 - 02/01/23	2,025,000	2,076,513
Marriott International, Inc.	BBB	3.00 - 3.38	03/01/19 - 10/15/20	2,000,000	2,053,333
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,109,782
Wyndham Worldwide Corp.	BBB-	2.95	03/01/17	2,160,000	2,192,607
Other Securities				29,585,000	29,633,432

					44,562,263

CONSUMER STAPLES (3.9%)
Mead Johnson Nutrition Co.	BBB	4.90	11/01/19	3,075,000	3,338,933
Other Securities				14,500,000	14,432,256

					17,771,189

ENERGY (4.4%)
Pioneer Natural Resources Co.	BBB-	6.65	03/15/17	2,000,000	2,162,854
SESI LLC	BBB-	7.13	12/15/21	2,150,000	2,279,000
Other Securities				15,640,000	15,626,673

					20,068,527

FINANCIALS (17.4%)
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,157,228
American Tower Corp.	BBB-	4.50	01/15/18	2,000,000	2,116,372
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,126,464
Boston Properties LP	A-	3.70	11/15/18	1,970,000	2,075,572
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,184,556
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	753,872
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,274,000	1,357,627
First Tennessee Bank	BBB-	2.95	12/01/19	2,200,000	2,198,907
Government Pptys. Income Trust	BBB-	3.75	08/15/19	2,000,000	2,057,272
Healthcare Realty Trust	BBB-	5.75	01/15/21	2,000,000	2,214,654
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,245,056
Morgan Stanley	A-	4.00 - 4.75	07/24/15 - 03/22/17	2,000,000	2,056,619
Nasdaq OMX Group, Inc.	BBB-	5.55	01/15/20	2,150,000	2,379,837
Vornado Realty LP	BBB	2.50 - 5.00	06/30/19 - 01/15/22	2,000,000	2,122,878
Other Securities				50,379,000	51,503,331

					79,550,245

HEALTH CARE (7.3%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,190,096
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,168,036
Hospira, Inc.	BBB-	6.05	03/30/17	2,000,000	2,151,916
Laboratory Corp. of America	BBB	3.13 - 5.63	12/15/15 - 08/23/22	2,000,000	2,057,942

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
HEALTH CARE (CONTINUED)
Owens & Minor, Inc.	BBB	3.88	09/15/21	$2,000,000	$2,057,060
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,176,198
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,177,646
Thermo Fisher Scientific, Inc.	BBB	3.60 - 4.50	03/01/21 - 08/15/21	2,000,000	2,112,469
Other Securities				16,250,000	16,402,734

					33,494,097

INDUSTRIALS (5.1%)
GATX Corp.	BBB	6.00	02/15/18	2,050,000	2,240,306
Harsco Corp.	BB	5.75	05/15/18	2,250,000	2,317,500
L-3 Communications Corp.	BBB-	5.20	10/15/19	2,000,000	2,167,232
Valmont Industries, Inc.	BBB+	6.63	04/20/20	2,000,000	2,307,968
Other Securities				13,985,000	14,156,501

					23,189,507

INFORMATION TECHNOLOGY (7.4%)
Adobe Systems, Inc.	A-	4.75	02/01/20	2,000,000	2,202,186
Arrow Electronics, Inc.	BBB-	3.00 - 6.88	03/01/18 - 03/01/23	2,000,000	2,098,154
eBay, Inc.	A	2.88	08/01/21	2,100,000	2,072,681
Fiserv, Inc.	BBB	4.75	06/15/21	1,900,000	2,077,274
Lexmark International, Inc.	BBB-	6.65	06/01/18	2,000,000	2,199,900
Symantec Corp.	BBB	4.20	09/15/20	2,000,000	2,077,284
Tech Data Corp.	BBB-	3.75	09/21/17	2,000,000	2,072,218
Western Union Co.	BBB	5.93	10/01/16	2,000,000	2,099,838
Other Securities				16,717,000	17,048,064

					33,947,599

MATERIALS (4.9%)
Alcoa, Inc.	BBB-	6.75	07/15/18	2,000,000	2,212,828
Kinross Gold Corp.	BBB-	3.63 - 5.13	09/01/16 - 09/01/21	2,750,000	2,753,904
Other Securities				17,187,000	17,168,222

					22,134,954

TELECOMMUNICATION SERVICES (0.9%)
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,157,470
Other Securities				2,000,000	1,952,214

					4,109,684

UTILITIES (1.9%)
Entergy Corp.	BBB-	4.70 - 5.13	01/15/17 - 09/15/20	2,000,000	2,147,979
Other Securities				6,165,000	6,320,570

					8,468,549

TOTAL LONG-TERM DEBT SECURITIES (Cost: $434,210,421) 96.7%					441,570,977

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.7%)
FHLB	A-1+	0.01 - 0.02	07/27/15 - 07/31/15	12,500,000	12,499,836

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $12,499,836) 2.7%					12,499,836

TOTAL INVESTMENTS (Cost: $446,710,257) 99.4%					454,070,813

OTHER NET ASSETS 0.6%					2,728,577

NET ASSETS 100.0%					$456,799,390

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.8%)
U.S. Treasury Note	AA+	2.13	05/15/25	$12,500,000	$12,273,438
U.S. Treasury Strip	AA+	0.00	08/15/24 - 08/15/29	90,000,000	65,733,168

					78,006,606

U.S. GOVERNMENT AGENCIES (29.5%)
MORTGAGE-BACKED OBLIGATIONS (26.1%)
FHARM	AA+	2.29 - 5.79	02/01/36 - 04/01/42	2,044,764	2,156,987
FHLMC	AA+	2.50 - 6.00	03/01/21 - 04/01/45	76,593,402	79,823,661
FHLMC Strip	AA+	3.00	01/15/43	2,580,823	2,627,775
FNMA	AA+	2.25 - 8.00	09/01/16 - 12/25/49	124,617,804	132,026,360
FNMA Strip	AA+	3.00	08/25/42	2,046,993	2,048,233
GNMA (2)	AA+	2.68 - 7.00	02/20/20 - 10/16/47	40,576,846	43,210,305
Other Securities				1,246,773	1,383,455

					263,276,776

NON-MORTGAGE-BACKED OBLIGATIONS (3.4%)
FHLMC	AA+	0.00	11/29/19	11,000,000	10,033,815
FNMA	AA+	0.00	10/09/19	26,000,000	23,746,523

					33,780,338

CORPORATE DEBT (60.6%)
CONSUMER DISCRETIONARY (9.4%)
Advance Auto Parts, Inc.	BBB-	4.50 - 5.75	05/01/20 - 01/15/22	4,000,000	4,394,804
AutoZone, Inc.	BBB	3.25 - 4.00	11/15/20 - 04/15/25	5,700,000	5,835,901
Expedia, Inc.	BBB-	5.95	08/15/20	4,000,000	4,458,464
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	5,000,000	4,927,565
Scripps Networks Interactive, Inc.	BBB	3.50	06/15/22	5,000,000	4,918,955
Whirlpool Corp.	BBB	3.70 - 6.50	06/15/16 - 05/01/25	5,000,000	5,190,430
Other Securities				64,450,000	65,262,578

					94,988,697

CONSUMER STAPLES (2.6%)
Kroger Co.	BBB	2.95	11/01/21	4,800,000	4,769,299
Other Securities				20,569,000	21,019,226

					25,788,525

ENERGY (5.5%)
Diamond Offshore Drilling, Inc.	BBB+	3.45 - 4.88	07/01/15 - 11/01/23	5,000,000	4,836,902
FMC Technologies, Inc.	BBB	2.00	10/01/17	4,500,000	4,493,880
Kinder Morgan Energy Partners	BBB-	4.30	05/01/24	5,000,000	4,934,220
Murphy Oil Corp.	BBB	2.50 - 3.70	12/01/17 - 12/01/22	4,725,000	4,427,404
SESI LLC	BBB-	7.13	12/15/21	4,500,000	4,770,000
Other Securities				30,575,000	31,420,927

					54,883,333

FINANCIALS (16.2%)
Alleghany Corp.	BBB+	4.95 - 5.63	09/15/20 - 06/27/22	5,000,000	5,516,526
American Express Co.	BBB	3.63	12/05/24	5,000,000	4,864,910
American Tower Corp.	BBB-	4.50	01/15/18	5,000,000	5,290,930
Bank of America Corp.	BBB+	3.95	04/21/25	5,000,000	4,815,950
Berkley (W.R.) Corp.	BBB+	4.63 - 7.38	09/15/19 - 03/15/22	4,000,000	4,495,514
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,369,112
Citigroup, Inc.	BBB+	3.88	03/26/25	5,000,000	4,789,525
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,540,000
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,500,000	1,598,462
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	1,000,000	970,871
First Tennessee Bank	BBB-	2.95	12/01/19	5,000,000	4,997,515
HCP, Inc.	BBB+	3.40 - 6.00	01/30/17 - 02/01/25	5,000,000	4,854,177
Health Care REIT, Inc.	BBB	3.63 - 6.13	03/15/16 - 03/15/23	4,000,000	4,359,864

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
FINANCIALS (CONTINUED)
Hospitality Properties Trust	BBB-	5.00	08/15/22	$4,550,000	$4,736,250
JPMorgan Chase & Co.	A-	3.88	09/10/24	5,000,000	4,919,530
JPMorgan Chase Bank NA	A	6.00	10/01/17	2,000,000	2,180,706
Mack-Cali Realty LP	BBB-	4.50	04/18/22	5,000,000	4,942,395
Other Securities				89,369,000	93,170,949

					163,413,186

HEALTH CARE (6.7%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,380,192
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	4,500,000	4,604,576
Humana, Inc.	BBB+	3.85 - 7.20	06/15/18 - 10/01/24	5,000,000	5,289,229
Owens & Minor, Inc.	BBB	3.88 - 4.38	09/15/21 - 12/15/24	5,000,000	5,123,123
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,352,396
Quest Diagnostics, Inc.	BBB+	3.50 - 4.75	01/30/20 - 03/30/25	4,700,000	5,019,577
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	5,000,000	4,918,280
Other Securities				32,000,000	34,081,908

					67,769,281

INDUSTRIALS (4.3%)
Verisk Analytics, Inc.	BBB-	4.00	06/15/25	5,000,000	4,896,520
Other Securities				37,650,000	38,681,555

					43,578,075

INFORMATION TECHNOLOGY (7.0%)
Adobe Systems, Inc.	A-	4.75	02/01/20	4,000,000	4,404,372
Arrow Electronics, Inc.	BBB-	4.00 - 6.88	06/01/18 - 04/01/25	5,000,000	5,322,140
eBay, Inc.	A	2.88	08/01/21	5,000,000	4,934,955
Fidelity Nat’l. Information	BBB	3.88	06/05/24	5,000,000	4,934,400
Ingram Micro, Inc.	BBB-	4.95 - 5.25	09/01/17 - 12/15/24	4,750,000	5,024,681
Keysight Technologies, Inc.†	BBB-	4.55	10/30/24	5,000,000	4,825,970
Lam Research Corp.	BBB	2.75	03/15/20	5,000,000	4,965,760
Lexmark International, Inc.	BBB-	6.65	06/01/18	4,000,000	4,399,800
Other Securities				30,118,000	31,104,044

					69,916,122

MATERIALS (5.7%)
Alcoa, Inc.	BBB-	6.75	07/15/18	4,000,000	4,425,656
Domtar Corp.	BBB-	4.40	04/01/22	5,000,000	5,081,345
Other Securities				47,850,000	47,723,391

					57,230,392

TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	BBB+	3.00	02/15/22 - 06/30/22	5,000,000	4,869,992
Other Securities				2,000,000	2,157,470

					7,027,462

UTILITIES (2.5%)
National Fuel Gas Co.	BBB	4.90 - 5.20	12/01/21 - 07/15/25	5,000,000	5,131,471
Other Securities				19,225,000	19,957,705

					25,089,176

SOVEREIGN DEBT (0.4%)
Sri Lanka AID	NR	6.59	09/15/28	3,210,686	3,902,909

TOTAL LONG-TERM DEBT SECURITIES (Cost: $968,666,629) 98.3%					988,650,878

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.4%)
FHLB	A-1+	0.01 - 0.02	07/27/15 - 07/31/15	$14,000,000	$13,999,814

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $13,999,814) 1.4%					13,999,814

TOTAL INVESTMENTS (Cost: $982,666,443) 99.7%					1,002,650,692

OTHER NET ASSETS 0.3%					2,695,813

NET ASSETS 100.0%					$1,005,346,505

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

“Other Securities” represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$8,399,512	0.5%
SMALL CAP GROWTH FUND	$3,464,947	0.8%
MID-CAP EQUITY INDEX FUND	$6,429,597	0.6%
INTERNATIONAL FUND	$1,049,876	0.3%
COMPOSITE FUND	$1,352,026	0.7%
MONEY MARKET FUND	$35,330,550	50.5%
MID-TERM BOND FUND	$5,732,433	1.3%
BOND FUND	$16,609,147	1.7%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2015, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a % of Total Investments
EQUITY INDEX FUND	442	E-mini S&P 500 Stock Index	P	September 2015	$45,402,240	$(671,840)	2.5%
ALL AMERICA FUND	50	E-mini S&P 500 Stock Index	P	September 2015	$5,136,000	$(77,666)	1.6%
MID-CAP EQUITY INDEX FUND	403	E-mini S&P MidCap 400 Stock Index	P	September 2015	$60,373,430	$(1,104,872)	5.9%

(a)	Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	U.S. Government guaranteed security.

(3)	Percentage is less than 0.05%.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund
ASSETS:
Investments at fair value

(Cost:  Equity Index Fund — $1,141,595,396

All America Fund — $218,483,545

Small Cap Value Fund — $309,748,726

Small Cap Growth Fund — $345,490,375

Mid Cap Value Fund — $69,174,828

Mid-Cap Equity Index Fund — $764,987,728

International Fund — $300,525,856

Composite Fund — $146,712,350

Retirement Income Fund — $53,932,783

2010 Retirement Fund — $24,455,276

2015 Retirement Fund — $138,190,159

2020 Retirement Fund — $302,835,674

2025 Retirement Fund — $309,950,282)

(Notes 1 and 3)	$1,812,432,693	$312,524,826	$396,655,978	$441,947,868	$86,669,434	$1,030,885,939
Cash	932,649	2,891,023	739,976	1,429,090	1,114,346	506,775
Interest and dividends receivable	2,039,720	310,857	240,872	178,715	143,429	924,858
Receivable for securities sold	844,400	548,012	1,258,928	4,479,748	1,792,251	12,531,129
Receivable for daily variation on future contracts	93,697	11,508	—	—	—	67,412

TOTAL ASSETS	1,816,343,159	316,286,226	398,895,754	448,035,421	89,719,460	1,044,916,113

LIABILITIES:
Payable for securities purchased	1,527,632	304,455	704,485	1,115,389	—	9,518,531
Accrued expenses	7,446	4,988	9,057	10,048	1,589	4,651

TOTAL LIABILITIES:	1,535,078	309,443	713,542	1,125,437	1,589	9,523,182

NET ASSETS	$1,814,808,081	$315,976,783	$398,182,212	$446,909,984	$89,717,871	$1,035,392,931

NUMBER OF SHARES OUTSTANDING (Note 4)	526,316,575	127,834,681	242,724,823	267,640,708	54,894,676	459,912,680

NET ASSET VALUES, offering and redemption price per share	$3.45	$2.47	$1.64	$1.67	$1.63	$2.25

COMPONENTS OF NET ASSETS:
Paid-in capital	$1,029,437,156	$192,504,836	$274,711,505	$272,505,379	$63,451,359	$643,362,982
Accumulated undistributed net investment income (loss)	45,919,514	6,229,895	5,429,951	—	1,520,934	18,249,659
Accumulated undistributed net realized gain (loss) on investments and futures contracts	69,285,954	23,278,437	31,133,504	77,947,112	7,250,972	108,986,951
Net unrealized appreciation (depreciation) of investments and futures contracts	670,165,457	93,963,615	86,907,252	96,457,493	17,494,606	264,793,339

NET ASSETS	$1,814,808,081	$315,976,783	$398,182,212	$446,909,984	$89,717,871	$1,035,392,931

The accompanying notes are an integral part of these financial statements.

International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund

$315,052,792	$188,719,090	$56,141,210	$26,760,675	$156,452,022	$348,331,500	$369,345,005
436,636	1,980,924	—	—	—	—	—
4,661,441	570,397	—	—	—	—	—
—	355,263	—	—	—	—	—
—	—	—	—	—	—	—

320,150,869	191,625,674	56,141,210	26,760,675	156,452,022	348,331,500	369,345,005

—	424,245	—	—	—	—	—
984	2,824	77	36	367	736	772

984	427,069	77	36	367	736	772

$320,149,885	$191,198,605	$56,141,133	$26,760,639	$156,451,655	$348,330,764	$369,344,233

389,825,032	93,772,572	47,705,659	24,277,132	136,042,380	288,190,069	293,281,834

$0.82	$2.04	$1.18	$1.10	$1.15	$1.21	$1.26

$294,081,176	$136,876,638	$50,305,606	$21,878,898	$122,960,244	$278,951,883	$288,175,286
13,178,786	5,783,615	1,043,642	553,391	3,145,217	5,971,939	5,804,497

(1,637,013)	6,531,612	2,583,458	2,022,951	12,084,331	17,911,116	15,969,727

14,526,936	42,006,740	2,208,427	2,305,399	18,261,863	45,495,826	59,394,723

$320,149,885	$191,198,605	$56,141,133	$26,760,639	$156,451,655	$348,330,764	$369,344,233

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2015 (Unaudited)

	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund
ASSETS:
Investments at fair value

(Cost:  2030 Retirement Fund — $252,355,411

2035 Retirement Fund — $206,687,860

2040 Retirement Fund — $167,795,232

2045 Retirement Fund — $203,146,662

2050 Retirement Fund — $67,715,128

Conservative Allocation Fund — $119,820,194

Moderate Allocation Fund — $267,224,922

Aggressive Allocation Fund — $195,573,604

Money Market Fund — $68,876,136

Mid-Term Bond Fund — $446,710,257

Bond Fund — $982,666,443)

(Notes 1 and 3)	$307,564,040	$254,781,883	$210,284,897	$257,691,297	$72,224,829
Cash	—	—	—	—	—
Interest and dividends receivable	—	—	—	—	—
Receivable for securities sold	—	—	—	—	—
Receivable for daily variation on future contracts	—	—	—	—	—

TOTAL ASSETS	307,564,040	254,781,883	210,284,897	257,691,297	72,224,829

LIABILITIES:
Payable for securities purchased	—	—	—	—	—
Accrued expenses	650	544	458	556	98

TOTAL LIABILITIES	650	544	458	556	98

NET ASSETS	$307,563,390	$254,781,339	$210,284,439	$257,690,741	$72,224,731

NUMBER OF SHARES OUTSTANDING (Note 4)	237,058,187	195,709,756	161,394,969	197,735,368	50,161,582

NET ASSET VALUES, offering and redemption price per share	$1.30	$1.30	$1.30	$1.30	$1.44

COMPONENTS OF NET ASSETS:
Paid-in capital	$234,020,832	$191,528,562	$154,503,597	$187,311,529	$65,794,532
Accumulated undistributed net investment income (loss)	4,662,610	3,637,561	2,857,782	3,540,101	592,908
Accumulated undistributed net realized gain (loss) on investments and futures contracts	13,671,319	11,521,193	10,433,395	12,294,476	1,327,590
Net unrealized appreciation (depreciation) of investments and futures contracts	55,208,629	48,094,023	42,489,665	54,544,635	4,509,701

NET ASSETS	$307,563,390	$254,781,339	$210,284,439	$257,690,741	$72,224,731

The accompanying notes are an integral part of these financial statements.

Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund

$129,486,261	$325,355,242	$261,244,453	$68,878,017	$454,070,813	$1,002,650,692
—	—	—	1,055,914	1,906,524	1,958,510
—	—	—	—	3,035,826	7,309,681
—	—	—	—	—	32,598
—	—	—	—	—	—

129,486,261	325,355,242	261,244,453	69,933,931	459,013,163	1,011,951,481

—	—	—	—	2,208,083	6,593,086
127	276	237	578	5,690	11,890

127	276	237	578	2,213,773	6,604,976

$129,486,134	$325,354,966	$261,244,216	$69,933,353	$456,799,390	$1,005,346,505

101,727,497	210,525,167	143,951,605	58,460,166	427,388,125	686,458,727

$1.27	$1.55	$1.81	$1.20	$1.07	$1.46

$112,375,929	$245,138,609	$173,734,105	$69,931,472	$431,619,489	$939,007,894
2,608,920	6,514,098	4,669,780	—	15,620,383	44,918,121

4,835,218	15,571,939	17,169,482	—	2,198,962	1,436,241

9,666,067	58,130,320	65,670,849	1,881	7,360,556	19,984,249

$129,486,134	$325,354,966	$261,244,216	$69,933,353	$456,799,390	$1,005,346,505

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$18,532,726	$2,900,285	$3,559,099	$1,660,522	$882,885
Interest	29,490	5,011	10,511	8,968	1,761

Total income	18,562,216	2,905,296	3,569,610	1,669,490	884,646

EXPENSES:
Investment advisory fees (Note 2)	678,515	631,027	1,480,879	1,589,409	256,313
Accounting and recordkeeping expenses	164,081	45,055	41,156	34,403	10,184
Shareholders reports	62,879	17,266	15,772	13,184	3,903
Custodian expenses	43,030	11,816	10,793	9,022	2,671
Independent directors’ fees and expenses	46,430	12,749	11,646	9,735	2,882
Audit	49,464	13,582	12,407	10,371	3,070
Legal and Compliance	79,685	21,881	19,986	16,708	4,946
Administrative	124,787	34,265	31,300	26,163	7,745
Licenses	38,810	10,657	9,735	8,137	2,409
Other	14,420	3,959	3,617	3,024	894

Total expenses	1,302,101	802,257	1,637,291	1,720,156	295,017

Net Investment Income (Loss)	17,260,115	2,103,039	1,932,319	(50,666)	589,629

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	14,439,338	10,393,556	8,449,340	27,559,510	2,150,404
Futures contracts	2,087,025	(57,054)	—	—	—

	16,526,363	10,336,502	8,449,340	27,559,510	2,150,404

Change in net unrealized appreciation (depreciation) of:
Investment securities	(11,046,284)	(4,859,162)	(2,238,744)	7,682,018	(2,155,389)
Futures contracts	(1,328,198)	(45,101)	—	—	—

	(12,374,482)	(4,904,263)	(2,238,744)	7,682,018	(2,155,389)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	4,151,881	5,432,239	6,210,596	35,241,528	(4,985)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,411,996	$7,535,278	$8,142,915	$35,190,862	$584,644

(a)	The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Through December 31, 2014 the Funds also bore their pro-rata share of the investment management fees charged to each of the underlying funds in which they invest. They also did not incur operating expenses other than those included in each of the underlying funds in which they invest. Commencing January 1, 2015, the expense allocation methodology was modified such that certain operating expenses that can be attributed only to the Retirement and Allocation Funds are now charged directly to those Funds to the extent that the net assets of the funds exceed $100 million. The Retirement and Allocation Funds will also continue to bear their pro-rata share of the operating expenses borne by each of the underlying Funds in which they invest. This change in expense allocation methodology is not expected to result in a material change in the expense ratios of the Funds.

The accompanying notes are an integral part of these financial statements.

Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund

$7,623,584	$5,256,316	$1,039,863	$—		$—		$—		$—		$—
22,899	3,428	1,282,880	—		—		—		—		—

7,646,483	5,259,744	2,322,743	—		—		—		—		—

381,714	111,969	385,188	13,931	(a)	6,668	(a)	39,247	(a)	83,880	(a)	88,225	(a)
93,617	26,587	24,102	—	(a)	—	(a)	2,456	(a)	4,157	(a)	4,285	(a)
35,876	10,189	9,236	—	(a)	—	(a)	941	(a)	1,593	(a)	1,642	(a)
24,551	6,972	6,321	—	(a)	—	(a)	644	(a)	1,090	(a)	1,124	(a)
26,491	7,523	6,820	—	(a)	—	(a)	695	(a)	1,176	(a)	1,213	(a)
28,222	8,015	7,265	—	(a)	—	(a)	740	(a)	1,253	(a)	1,292	(a)
45,465	12,912	11,705	—	(a)	—	(a)	1,193	(a)	2,019	(a)	2,081	(a)
71,198	20,220	18,330	—	(a)	—	(a)	1,868	(a)	3,162	(a)	3,259	(a)
22,143	6,289	5,701	—	(a)	—	(a)	581	(a)	983	(a)	1,014	(a)
8,228	2,337	2,118	—	(a)	—	(a)	215	(a)	366	(a)	377	(a)

737,505	213,013	476,786	13,931		6,668		48,580		99,679		104,512

6,908,978	5,046,731	1,845,957	(13,931)		(6,668)		(48,580)		(99,679)		(104,512)

48,383,305	106	5,766,161	1,175,601		695,285		4,062,726		4,573,480		4,215,371
2,846,653	—	—	—		—		—		—		—

51,229,958	106	5,766,161	1,175,601		695,285		4,062,726		4,573,480		4,215,371

(15,145,059)	11,566,597	(4,032,480)	(512,321)		(297,954)		(1,147,728)		2,004,359		3,533,211
(1,762,074)	—	—	—		—		—		—		—

(16,907,133)	11,566,597	(4,032,480)	(512,321)		(297,954)		(1,147,728)		2,004,359		3,533,211

34,322,825	11,566,703	1,733,681	663,280		397,331		2,914,998		6,577,839		7,748,582

$41,231,803	$16,613,434	$3,579,638	$649,349		$390,663		$2,866,418		$6,478,160		$7,644,070

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2015 (Unaudited)

	2030 Retirement Fund		2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$—		$—		$—		$—
Interest	—		—		—		—

Total income	—		—		—		—

EXPENSES:
Investment advisory fees (Note 2)	73,724	(a)	61,129	(a)	50,019	(a)	61,385	(a)
Accounting and recordkeeping expenses	3,692	(a)	3,146	(a)	2,745	(a)	3,274	(a)
Shareholders reports	1,415	(a)	1,206	(a)	1,052	(a)	1,255	(a)
Custodian expenses	968	(a)	825	(a)	720	(a)	859	(a)
Independent directors’ fees and expenses	1,045	(a)	890	(a)	777	(a)	927	(a)
Audit	1,113	(a)	948	(a)	827	(a)	987	(a)
Legal and Compliance	1,793	(a)	1,528	(a)	1,333	(a)	1,590	(a)
Administrative	2,807	(a)	2,393	(a)	2,087	(a)	2,490	(a)
Licenses	873	(a)	744	(a)	649	(a)	774	(a)
Other	324	(a)	276	(a)	241	(a)	288	(a)

Total expenses	87,754		73,085	(a)	60,450		73,829

Net Investment Income (Loss)	(87,754)		(73,085)		(60,450)		(73,829)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	3,250,582		3,422,908		2,901,629		3,336,558
Futures contracts	—		—		—		—

	3,250,582		3,422,908		2,901,629		3,336,558

Change in net unrealized appreciation (depreciation) of:
Investment securities	3,700,354		3,029,709		3,019,149		4,237,056
Futures contracts	—		—		—		—

	3,700,354		3,029,709		3,019,149		4,237,056

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	6,950,936		6,452,617		5,920,778		7,573,614

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,863,182		$6,379,532		$5,860,328		$7,499,785

(a)	The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Through December 31, 2014 the Funds also bore their pro-rata share of the investment management fees charged to each of the underlying funds in which they invest. They also did not incur operating expenses other than those included in each of the underlying funds in which they invest. Commencing January 1, 2015, the expense allocation methodology was modified such that certain operating expenses that can be attributed only to the Retirement and Allocation Funds are now charged directly to those Funds to the extent that the net assets of the funds exceed $100 million. The Retirement and Allocation Funds will also continue to bear their pro-rata share of the operating expenses borne by each of the underlying Funds in which they invest. This change in expense allocation methodology is not expected to result in a material change in the expense ratios of the Funds.

The accompanying notes are an integral part of these financial statements.

2050 Retirement Fund		Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund	Mid-Term Bond Fund	Bond Fund

$—		$—		$—		$—		$—	$—	$—
—		—		—		—		47,216	6,070,962	15,666,735

—		—		—		—		47,216	6,070,962	15,666,735

15,293	(a)	—	(a)	—	(a)	—	(a)	54,645	888,361	1,919,455
—	(a)	2,038	(a)	4,430	(a)	3,804	(a)	10,374	41,090	88,270
—	(a)	781	(a)	1,698	(a)	1,458	(a)	3,975	15,746	33,827
—	(a)	535	(a)	1,162	(a)	998	(a)	2,721	10,776	23,149
—	(a)	577	(a)	1,254	(a)	1,076	(a)	2,935	11,627	24,978
—	(a)	615	(a)	1,335	(a)	1,147	(a)	3,127	12,387	26,610
—	(a)	990	(a)	2,151	(a)	1,847	(a)	5,038	19,955	42,868
—	(a)	1,550	(a)	3,369	(a)	2,893	(a)	7,889	31,249	67,131
—	(a)	482	(a)	1,048	(a)	900	(a)	2,454	9,719	20,877
—	(a)	179	(a)	389	(a)	334	(a)	912	3,611	7,758

15,293		7,747		16,836		14,457		94,070	1,044,521	2,254,923

(15,293)		(7,747)		(16,836)		(14,457)		(46,854)	5,026,441	13,411,812

178,400		1,097,313		5,942,305		4,670,302		1	634,551	(165,084)
—		—		—		—		—	—	—

178,400		1,097,313		5,942,305		4,670,302		1	634,551	(165,084)

1,554,512		715,695		383,193		2,557,186		(2,491)	(269,356)	(5,615,995)
—		—		—		—		—	—	—

1,554,512		715,695		383,193		2,557,186		(2,491)	(269,356)	(5,615,995)

1,732,912		1,813,008		6,325,498		7,227,488		(2,490)	365,195	(5,781,079)

$1,717,619		$1,805,261		$6,308,662		$7,213,031		$(49,344)	$5,391,636	$7,630,733

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		All America Fund
	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$17,260,115	$29,425,579	$2,103,039	$4,258,182
Net realized gain (loss) on investments and futures contracts	16,526,363	64,273,594	10,336,502	21,165,181
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(12,374,482)	113,758,639	(4,904,263)	8,030,602

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,411,996	207,457,812	7,535,278	33,453,965

DISTRIBUTIONS (Notes 1 and Note 5)
From net investment income	—	(24,529,282)	—	(3,966,513)
From net realized gains	—	(20,276,973)	—	(23,520,331)

Total distributions	—	(44,806,255)	—	(27,486,844)

CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	98,143,107	200,883,507	2,580,698	5,473,836
Dividends reinvested	—	44,806,255	—	27,486,844
Cost of shares redeemed	(93,857,386)	(175,606,931)	(18,322,316)	(33,028,231)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	4,285,721	70,082,831	(15,741,618)	(67,551)

INCREASE (DECREASE) IN NET ASSETS	25,697,717	232,734,388	(8,206,340)	5,899,570
NET ASSETS, BEGINNING OF PERIOD	1,789,110,364	1,556,375,976	324,183,123	318,283,553

NET ASSETS, END OF PERIOD	$1,814,808,081	$1,789,110,364	$315,976,783	$324,183,123

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$45,919,514	$28,715,350	$6,229,895	$3,971,841

OTHER INFORMATION:
Shares outstanding at the beginning of period	524,974,834	504,328,472	134,209,249	133,925,766

Shares sold	28,410,603	61,976,101	1,045,537	2,274,534
Shares issued as reinvestment of dividends	—	13,626,112	—	11,766,990
Shares redeemed	(27,068,862)	(54,955,851)	(7,420,105)	(13,758,041)

Net increase (decrease)	1,341,741	20,646,362	(6,374,568)	283,483

Shares outstanding at the end of period	526,316,575	524,974,834	127,834,681	134,209,249

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014

$1,932,319	$3,839,561	$(50,666)	$(356,262)	$589,629	$1,028,762	$6,908,978	$12,261,754
8,449,340	24,556,592	27,559,510	50,567,338	2,150,404	5,078,377	51,229,958	58,668,447

(2,238,744)	(9,069,882)	7,682,018	(28,964,625)	(2,155,389)	4,464,671	(16,907,133)	16,493,410

8,142,915	19,326,271	35,190,862	21,246,451	584,644	10,571,810	41,231,803	87,423,611

—	(4,756,094)	—	(211,378)	—	(645,431)	—	(9,181,477)
—	(36,455,404)	—	(31,305,992)	—	(5,410,001)	—	(41,218,855)

—	(41,211,498)	—	(31,517,370)	—	(6,055,432)	—	(50,400,332)

12,738,370	29,123,428	21,700,357	29,941,719	5,260,810	17,268,133	47,491,300	93,894,132
—	41,211,498	—	31,517,370	—	6,055,432	—	50,400,332
(16,155,615)	(36,715,125)	(22,330,277)	(62,340,748)	(8,455,540)	(7,843,296)	(53,958,762)	(82,369,583)

(3,417,245)	33,619,801	(629,920)	(881,659)	(3,194,730)	15,480,269	(6,467,462)	61,924,881

4,725,670	11,734,574	34,560,942	(11,152,578)	(2,610,086)	19,996,647	34,764,341	98,948,160
393,456,542	381,721,968	412,349,042	423,501,620	92,327,957	72,331,310	1,000,628,590	901,680,430

$398,182,212	$393,456,542	$446,909,984	$412,349,042	$89,717,871	$92,327,957	$1,035,392,931	$1,000,628,590

$5,429,951	$2,553,337	$—	$—	$1,520,934	$969,246	$18,249,659	$11,509,632

244,764,120	222,484,724	268,125,197	267,803,649	56,753,645	47,238,273	462,801,870	433,467,620

7,807,468	17,919,560	13,413,560	19,668,152	3,213,722	10,715,300	21,186,597	44,498,982
—	26,338,022	—	21,594,428	—	3,871,430	—	23,681,584
(9,846,765)	(21,978,186)	(13,898,049)	(40,941,032)	(5,072,691)	(5,071,358)	(24,075,787)	(38,846,316)

(2,039,297)	22,279,396	(484,489)	321,548	(1,858,969)	9,515,372	(2,889,190)	29,334,250

242,724,823	244,764,120	267,640,708	268,125,197	54,894,676	56,753,645	459,912,680	462,801,870

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Fund		Composite Fund
	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$5,046,731	$8,132,055	$1,845,957	$3,941,990
Net realized gain (loss) on investments and futures contracts	106	37,335	5,766,161	5,241,485
Change in net unrealized appreciation (depreciation) of investments and futures contracts	11,566,597	(25,660,305)	(4,032,480)	7,249,605

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,613,434	(17,490,915)	3,579,638	16,433,080

DISTRIBUTIONS (Notes 1 and Note 5)
From net investment income	—	(3,863,157)	—	(3,641,558)
From net realized gains	—	(863,378)	—	—

Total distributions	—	(4,726,535)	—	(3,641,558)

CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	45,034,432	119,004,856	2,782,871	5,774,213
Dividends reinvested	—	4,726,535	—	3,641,558
Cost of shares redeemed	(5,331,556)	(11,845,104)	(8,989,187)	(14,873,202)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	39,702,876	111,886,287	(6,206,316)	(5,457,431)

INCREASE (DECREASE) IN NET ASSETS	56,316,310	89,668,837	(2,626,678)	7,334,091
NET ASSETS, BEGINNING OF PERIOD	263,833,575	174,164,738	193,825,283	186,491,192

NET ASSETS, END OF PERIOD	$320,149,885	$263,833,575	$191,198,605	$193,825,283

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$13,178,786	$8,132,055	$5,783,615	$3,940,898

OTHER INFORMATION:
Shares outstanding at the beginning of period	341,369,894	207,998,511	96,812,141	99,694,061

Shares sold	54,987,887	141,996,939	1,362,963	2,950,873
Shares issued as reinvestment of dividends	—	5,692,817	—	1,857,200
Shares redeemed	(6,532,749)	(14,318,373)	(4,402,532)	(7,689,993)

Net increase (decrease)	48,455,138	133,371,383	(3,039,569)	(2,881,920)

Shares outstanding at the end of period	389,825,032	341,369,894	93,772,572	96,812,141

The accompanying notes are an integral part of these financial statements.

Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund
For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014

$(13,931)	$989,080	$(6,668)	$511,896	$(48,580)	$2,865,287	$(99,679)	$5,350,590
1,175,601	1,548,214	695,285	1,392,302	4,062,726	8,985,307	4,573,480	15,490,205

(512,321)	297,295	(297,954)	(245,571)	(1,147,728)	(1,950,195)	2,004,359	(701,197)

649,349	2,834,589	390,663	1,658,627	2,866,418	9,900,399	6,478,160	20,139,598

—	(746,239)	—	(478,710)	—	(2,616,090)	—	(3,853,531)
—	(853,955)	—	(653,628)	—	(3,478,425)	—	(3,571,569)

—	(1,600,194)	—	(1,132,338)	—	(6,094,515)	—	(7,425,100)

8,653,185	19,027,717	2,329,838	4,531,697	9,988,009	23,686,143	31,831,673	63,885,795
—	1,600,194	—	1,132,338	—	6,094,515	—	7,425,100
(6,696,540)	(7,899,016)	(2,517,868)	(3,674,978)	(10,564,304)	(17,349,841)	(10,020,022)	(15,276,500)

1,956,645	12,728,895	(188,030)	1,989,057	(576,295)	12,430,817	21,811,651	56,034,395

2,605,994	13,963,290	202,633	2,515,346	2,290,123	16,236,701	28,289,811	68,748,893
53,535,139	39,571,849	26,558,006	24,042,660	154,161,532	137,924,831	320,040,953	251,292,060

$56,141,133	$53,535,139	$26,760,639	$26,558,006	$156,451,655	$154,161,532	$348,330,764	$320,040,953

$1,043,642	$1,043,642	$553,391	$553,391	$3,145,217	$3,145,217	$5,971,939	$5,971,939

46,045,385	34,961,828	24,456,165	22,616,328	136,513,695	125,288,707	270,183,637	221,831,608

7,331,549	16,491,999	2,101,293	4,176,979	8,677,077	21,121,082	26,307,635	54,995,344
—	1,404,057	—	1,062,168	—	5,552,659	—	6,459,934
(5,671,275)	(6,812,499)	(2,280,326)	(3,399,310)	(9,148,392)	(15,448,753)	(8,301,203)	(13,103,249)

1,660,274	11,083,557	(179,033)	1,839,837	(471,315)	11,224,988	18,006,432	48,352,029

47,705,659	46,045,385	24,277,132	24,456,165	136,042,380	136,513,695	288,190,069	270,183,637

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2025 Retirement Fund		2030 Retirement Fund
	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(104,512)	$5,003,277	$(87,754)	$3,928,982
Net realized gain (loss) on investments and futures contracts	4,215,371	13,645,476	3,250,582	12,059,724
Change in net unrealized appreciation (depreciation) of investments and futures contracts	3,533,211	3,839,197	3,700,354	3,675,712

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,644,070	22,487,950	6,863,182	19,664,418

DISTRIBUTIONS (Notes 1 and Note 5)
From net investment income	—	(3,459,110)	—	(2,762,712)
From net realized gains	—	(2,819,455)	—	(2,549,750)

Total distributions	—	(6,278,565)	—	(5,312,462)

CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	35,819,922	63,610,725	28,565,304	55,246,165
Dividends reinvested	—	6,278,565	—	5,312,462
Cost of shares redeemed	(5,209,685)	(11,753,478)	(4,924,358)	(9,611,179)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	30,610,237	58,135,812	23,640,946	50,947,448

INCREASE (DECREASE) IN NET ASSETS	38,254,307	74,345,197	30,504,128	65,299,404
NET ASSETS, BEGINNING OF PERIOD	331,089,926	256,744,729	277,059,262	211,759,858

NET ASSETS, END OF PERIOD	$369,344,233	$331,089,926	$307,563,390	$277,059,262

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$5,804,497	$5,804,497	$4,662,610	$4,662,610

OTHER INFORMATION:
Shares outstanding at the beginning of period	268,929,635	220,409,889	218,780,055	177,408,455

Shares sold	28,496,500	53,077,272	22,052,321	44,925,560
Shares issued as reinvestment of dividends	—	5,284,854	—	4,370,328
Shares redeemed	(4,144,301)	(9,842,380)	(3,774,189)	(7,924,288)

Net increase (decrease)	24,352,199	48,519,746	18,278,132	41,371,600

Shares outstanding at the end of period	293,281,834	268,929,635	237,058,187	218,780,055

The accompanying notes are an integral part of these financial statements.

2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014

$(73,085)	$2,974,656	$(60,450)	$2,279,235	$(73,829)	$2,817,679	$(15,293)	$470,594
3,422,908	9,433,453	2,901,629	8,540,747	3,336,558	10,187,546	178,400	1,271,844

3,029,709	3,646,401	3,019,149	1,662,706	4,237,056	2,026,948	1,554,512	722,036

6,379,532	16,054,510	5,860,328	12,482,688	7,499,785	15,032,173	1,717,619	2,464,474

—	(2,061,376)	—	(1,709,321)	—	(2,118,365)	—	(48,352)
—	(2,255,109)	—	(2,115,297)	—	(2,510,179)	—	(67,482)

—	(4,316,485)	—	(3,824,618)	—	(4,628,544)	—	(115,834)

22,616,758	48,788,674	19,272,938	34,207,916	20,181,036	37,208,271	20,789,333	28,066,598
—	4,316,485	—	3,824,618	—	4,628,544	—	115,834
(4,067,838)	(7,555,845)	(3,458,856)	(6,126,354)	(2,095,958)	(6,273,383)	(493,137)	(610,481)

18,548,920	45,549,314	15,814,082	31,906,180	18,085,078	35,563,432	20,296,196	27,571,951

24,928,452	57,287,339	21,674,410	40,564,250	25,584,863	45,967,061	22,013,815	29,920,591
229,852,887	172,565,548	188,610,029	148,045,779	232,105,878	186,138,817	50,210,916	20,290,325

$254,781,339	$229,852,887	$210,284,439	$188,610,029	$257,690,741	$232,105,878	$72,224,731	$50,210,916

$3,637,561	$3,637,561	$2,857,782	$2,857,782	$3,540,101	$3,540,101	$592,908	$592,908

181,398,047	144,301,756	149,253,147	123,313,696	183,851,790	154,880,979	36,041,942	15,556,794

17,454,714	39,748,793	14,806,537	27,836,625	15,499,803	30,334,894	14,465,289	20,860,316
—	3,542,685	—	3,144,107	—	3,802,172	—	86,165
(3,143,005)	(6,195,187)	(2,664,715)	(5,041,281)	(1,616,225)	(5,166,255)	(345,649)	(461,333)

14,311,709	37,096,291	12,141,822	25,939,451	13,883,578	28,970,811	14,119,640	20,485,148

195,709,756	181,398,047	161,394,969	149,253,147	197,735,368	183,851,790	50,161,582	36,041,942

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Conservative Allocation Fund		Moderate Allocation Fund
	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(7,747)	$2,464,461	$(16,836)	$5,816,011
Net realized gain (loss) on investments and futures contracts	1,097,313	4,283,970	5,942,305	17,802,197
Change in net unrealized appreciation (depreciation) of investments and futures contracts	715,695	23,341	383,193	(1,516,814)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,805,261	6,771,772	6,308,662	22,101,394

DISTRIBUTIONS (Notes 1 and Note 5)
From net investment income	—	(2,273,586)	—	(5,452,659)
From net realized gains	—	(1,664,925)	—	(3,993,394)

Total distributions	—	(3,938,511)	—	(9,446,053)

CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	9,960,216	27,512,215	11,797,160	28,072,903
Dividends reinvested	—	3,938,511	—	9,446,053
Cost of shares redeemed	(4,802,468)	(9,352,979)	(7,959,036)	(16,363,290)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	5,157,748	22,097,747	3,838,124	21,155,666

INCREASE (DECREASE) IN NET ASSETS	6,963,009	24,931,008	10,146,786	33,811,007
NET ASSETS, BEGINNING OF PERIOD	122,523,125	97,592,117	315,208,180	281,397,173

NET ASSETS, END OF PERIOD	$129,486,134	$122,523,125	$325,354,966	$315,208,180

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$2,608,920	$2,608,920	$6,514,098	$6,514,098

OTHER INFORMATION:
Shares outstanding at the beginning of period	97,670,821	79,934,785	208,049,805	193,762,078

Shares sold	7,820,566	22,009,867	7,623,522	18,843,986
Shares issued as reinvestment of dividends	—	3,216,965	—	6,402,498
Shares redeemed	(3,763,890)	(7,490,796)	(5,148,160)	(10,958,757)

Net increase (decrease)	4,056,676	17,736,036	2,475,362	14,287,727

Shares outstanding at the end of period	101,727,497	97,670,821	210,525,167	208,049,805

The accompanying notes are an integral part of these financial statements.

Aggressive Allocation Fund		Money Market Fund		Mid-Term Bond Fund		Bond Fund
For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014

$(14,457)	$3,931,404	$(46,854)	$(112,131)	$5,026,441	$10,593,944	$13,411,812	$31,506,309
4,670,302	17,884,871	1	113	634,551	1,564,411	(165,084)	1,687,269

2,557,186	(3,648,961)	(2,491)	4,165	(269,356)	591,865	(5,615,995)	19,079,980

7,213,031	18,167,314	(49,344)	(107,853)	5,391,636	12,750,220	7,630,733	52,273,558

—	(3,819,966)	—	—	—	(10,740,646)	—	(26,340,172)
—	(3,901,158)	—	—	—	(2,091,825)	—	—

—	(7,721,124)	—	—	—	(12,832,471)	—	(26,340,172)

5,308,262	14,917,233	3,993,310	7,274,917	35,049,890	75,795,501	71,198,011	149,352,882
—	7,721,124	—	—	—	12,832,471	—	26,340,172
(6,077,279)	(14,708,504)	(11,489,379)	(13,675,231)	(18,875,634)	(45,450,673)	(29,364,038)	(49,629,189)

(769,017)	7,929,853	(7,496,069)	(6,400,314)	16,174,256	43,177,299	41,833,973	126,063,865

6,444,014	18,376,043	(7,545,413)	(6,508,167)	21,565,892	43,095,048	49,464,706	151,997,251
254,800,202	236,424,159	77,478,766	83,986,933	435,233,498	392,138,450	955,881,799	803,884,548

$261,244,216	$254,800,202	$69,933,353	$77,478,766	$456,799,390	$435,233,498	$1,005,346,505	$955,881,799

$4,669,780	$4,669,780	$—	$—	$15,620,383	$10,593,942	$44,918,121	$31,506,309

144,356,850	139,705,582	64,724,065	70,066,197	412,252,911	371,707,177	658,106,501	571,329,146

2,933,491	8,631,107	3,337,060	6,073,454	32,807,123	70,789,793	48,313,705	102,660,413
—	4,516,418	—	—	—	12,210,237	—	18,362,750
(3,338,736)	(8,496,257)	(9,600,959)	(11,415,586)	(17,671,909)	(42,454,296)	(19,961,479)	(34,245,808)

(405,245)	4,651,268	(6,263,899)	(5,342,132)	15,135,214	40,545,734	28,352,226	86,777,355

143,951,605	144,356,850	58,460,166	64,724,065	427,388,125	412,252,911	686,458,727	658,106,501

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2015 and the five years ended December 31, 2014 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund
	Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,
			2014	2013	2012		2011	2010
Net Asset Value, Beginning of Period	$3.41		$3.09	$2.40	$2.07		$2.07	$1.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.03		0.06	0.05	0.05		0.04	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.01		0.35	0.70	0.28		— (f)	0.23

Total From Investment Operations	0.04		0.41	0.75	0.33		0.04	0.26

Less: Distributions
From Net Investment Income	—		(0.05)	(0.04)	—	(f)	(0.04)	(0.03)
From Net Realized Gains	—		(0.04)	(0.02)	—		—	—

Total Distributions	—		(0.09)	(0.06)	—		(0.04)	(0.03)

Net Asset Value, End of Period	$3.45		$3.41	$3.09	$2.40		$2.07	$2.07

Total Return (%)	1.18	(b)	13.49	32.02	15.94		1.88	14.68
Net Assets, End of Period ($ millions)	1,815		1,789	1,556	1,109		929	905
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.91	(c)	1.82	1.87	2.03		1.81	1.76
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.14	(c)	0.17	0.19	0.22		0.23	0.25
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	(c)	0.17	0.19	0.22		0.23	0.25
Portfolio Turnover Rate (%)(a)	1.49	(b)	8.07	3.90	6.45		5.26	4.50

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)	Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

All America Fund							Small Cap Value Fund
Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,
		2014	2013	2012	2011	2010			2014	2013	2012	2011	2010
$2.42		$2.38	$1.85	$1.61	$1.65	$1.42	$1.61		$1.72	$1.35	$1.17	$1.21	$0.96

0.02		0.03	0.03	0.03	0.02	0.02	0.01		0.02	0.03	0.02	0.01	0.01

0.03		0.23	0.55	0.21	(0.02)	0.23	0.02		0.06	0.36	0.16	(0.04)	0.25

0.05		0.26	0.58	0.24	—	0.25	0.03		0.08	0.39	0.18	(0.03)	0.26

—		(0.03)	(0.03)	—	(0.04)	(0.02)	—		(0.02)	(0.02)	—	(0.01)	(0.01)
—		(0.19)	(0.02)	—	—	—	—		(0.17)	—	—	—	—

—		(0.22)	(0.05)	—	(0.04)	(0.02)	—		(0.19)	(0.02)	—	(0.01)	(0.01)

$2.47		$2.42	$2.38	$1.85	$1.61	$1.65	$1.64		$1.61	$1.72	$1.35	$1.17	$1.21

2.34	(b)	11.16	32.13	14.73	0.24	17.78	2.04	(b)	5.17	29.35	15.46	(2.46)	27.72
316		324	318	256	250	271	398		393	382	290	260	277
1.31	(c)	1.35	1.44	1.52	1.24	1.21	0.98	(c)	1.02	1.70	1.67	0.92	0.99
0.50	(c)	0.49	0.51	0.55	0.56	0.57	0.83	(c)	0.84	0.87	0.90	0.90	0.92
0.50	(c)	0.49	0.51	0.55	0.56	0.57	0.83	(c)	0.84	0.87	0.90	0.90	0.92
7.57	(b)	15.38	28.48	17.37	24.67	22.71	8.76	(b)	38.09	41.36	24.71	23.34	35.34

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund
	Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.54		$1.58	$1.22	$1.16	$1.19	$0.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	—	(f)	— (f)	— (f)	— (f)	— (f)	—	(f)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.13		0.09	0.47	0.07	(0.03)	0.30

Total From Investment Operations	0.13		0.09	0.47	0.07	(0.03)	0.30

Less: Distributions
From Net Investment Income	—		— (f)	—	—	—	—
From Net Realized Gains	—		(0.13)	(0.11)	(0.01)	—	—

Total Distributions	—		(0.13)	(0.11)	(0.01)	—	—

Net Asset Value, End of Period	$1.67		$1.54	$1.58	$1.22	$1.16	$1.19

Total Return (%)	8.60	(b)	5.70	41.19	5.62	(2.28)	33.27
Net Assets, End of Period ($ millions)	447		412	424	272	271	281
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.02	)(c)	(0.09)	0.19	(0.08)	(0.31)	(0.26)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.81	(c)	0.84	0.86	0.90	0.90	0.92
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.81	(c)	0.84	0.86	0.90	0.90	0.92
Portfolio Turnover Rate (%)(a)	34.65	(b)	67.58	53.36	66.69	59.53	50.73

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)	Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Fund							Mid-Cap Equity Index Fund
Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,
		2014	2013	2012	2011	2010			2014	2013	2012	2011	2010
$1.63		$1.53	$1.23	$1.11	$1.15	$0.98	$2.16		$2.08	$1.63	$1.43	$1.51	$1.24

0.01		0.02	0.01	0.02	0.01	0.01	0.02		0.03	0.02	0.02	0.02	0.01

(0.01)		0.19	0.33	0.10	(0.04)	0.17	0.07		0.17	0.51	0.24	(0.05)	0.31

0.00		0.21	0.34	0.12	(0.03)	0.18	0.09		0.20	0.53	0.26	(0.03)	0.32

—		(0.01)	(0.01)	—	(0.01)	(0.01)	—		(0.02)	(0.02)	—	(0.02)	(0.01)
—		(0.10)	(0.03)	—	—	—	—		(0.10)	(0.06)	(0.06)	(0.03)	(0.04)

—		(0.11)	(0.04)	—	(0.01)	(0.01)	—		(0.12)	(0.08)	(0.06)	(0.05)	(0.05)

$1.63		$1.63	$1.53	$1.23	$1.11	$1.15	$2.25		$2.16	$2.08	$1.63	$1.43	$1.51

0.47	(b)	13.82	27.78	11.01	(2.12)	18.94	4.13	(b)	9.63	33.21	17.80	(1.99)	26.28
90		92	72	53	51	55	1,035		1,001	902	610	505	494
1.26	(c)	1.25	1.08	1.36	1.19	1.25	1.35	(c)	1.31	1.25	1.50	1.14	1.16
0.63	(c)	0.64	0.66	0.70	0.70	0.72	0.14	(c)	0.17	0.19	0.22	0.23	0.25
0.63	(c)	0.64	0.66	0.70	0.70	0.72	0.14	(c)	0.17	0.19	0.22	0.23	0.25
9.53	(b)	40.91	36.42	29.05	12.99	29.88	9.75	(b)	16.29	13.30	12.98	15.98	13.29

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	International Fund
	Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,
			2014	2013	2012		2011	2010
Net Asset Value, Beginning of Period	$0.77		$0.84	$0.71	$0.60		$0.71	$0.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.01		0.02	0.02	0.02		0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.04		(0.08)	0.13	0.09		(0.11)	0.04

Total From Investment Operations	0.05		(0.06)	0.15	0.11		(0.09)	0.06

Less: Distributions
From Net Investment Income	—		(0.01)	(0.02)	—	(f)	(0.02)	(0.02)
From Net Realized Gains	—		— (f)	—	—	(f)	— (f)	—

Total Distributions	—		(0.01)	(0.02)	—		(0.02)	(0.02)

Net Asset Value, End of Period	$0.82		$0.77	$0.84	$0.71		$0.60	$0.71

Total Return (%)	6.26	(b)	(6.03)	21.00	18.24		(12.60)	8.32
Net Assets, End of Period ($ millions)	320		264	174	115		69	61
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.36	(c)	3.48	2.76	3.20		3.24	3.48
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.14	(c)	0.17	0.18	0.21		0.23	0.24
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.14	(c)	0.17	0.18	0.21		0.23	0.24
Portfolio Turnover Rate (%)(a)	—	(b)	0.61	10.22	0.28		1.44	9.17

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)	Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Composite Fund								Retirement Income Fund
Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,						Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,
		2014	2013	2012		2011	2010			2014	2013	2012	2011	2010
$2.00		$1.87	$1.64	$1.47		$1.50	$1.39	$1.16		$1.13	$1.07	$1.05	$1.03	$0.97

0.02		0.04	0.04	0.04		0.04	0.04	—	(f)	0.02	0.02	— (f)	0.03	0.02

0.02		0.13	0.23	0.13		—	0.11	0.02		0.05	0.06	0.07	0.02	0.07

0.04		0.17	0.27	0.17		0.04	0.15	0.02		0.07	0.08	0.07	0.05	0.09

—		(0.04)	(0.04)	—	(f)	(0.07)	(0.04)	—		(0.02)	— (f)	(0.03)	(0.03)	(0.02)
—		—	—	—		—	—	—		(0.02)	(0.02)	(0.02)	— (f)	(0.01)

—		(0.04)	(0.04)	—		(0.07)	(0.04)	—		(0.04)	(0.02)	(0.05)	(0.03)	(0.03)

$2.04		$2.00	$1.87	$1.64		$1.47	$1.50	$1.18		$1.16	$1.13	$1.07	$1.05	$1.03

1.84	(b)	9.10	16.37	11.65		2.84	11.02	1.22	(b)	6.50	7.40	7.15	4.72	9.04
191		194	186	170		161	167	56		54	40	31	23	18
1.92	(c)	2.09	2.04	2.17		2.22	2.26	(0.05	)(c)	2.21	2.18	(0.03)	3.03	3.65
0.50	(c)	0.49	0.51	0.55		0.56	0.57	0.05	(c)	0.05	0.05	0.05	0.05	0.05
0.50	(c)	0.49	0.51	0.55		0.56	0.57	0.05	(c)	0.05	0.05	0.05	0.05	0.05
6.99	(b)	12.31	20.98	25.42		22.69	36.00	13.19	(b)	17.63	24.01	18.07	23.77	17.62

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2010 Retirement Fund
	Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.09		$1.06	$1.00	$0.97	$0.96	$0.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	—	(f)	0.02	0.02	— (f)	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.01		0.06	0.09	0.09	0.01	0.07

Total From Investment Operations	0.01		0.08	0.11	0.09	0.03	0.09

Less: Distributions
From Net Investment Income	—		(0.02)	— (f)	(0.02)	(0.02)	—	(f)
From Net Realized Gains	—		(0.03)	(0.05)	(0.04)	— (f)	—	(f)

Total Distributions	—		(0.05)	(0.05)	(0.06)	(0.02)	—

Net Asset Value, End of Period	$1.10		$1.09	$1.06	$1.00	$0.97	$0.96

Total Return (%)	1.51	(b)	6.93	11.78	9.69	3.08	11.36
Net Assets, End of Period ($ millions)	27		27	24	21	21	19
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(c)	2.06	2.09	(0.03)	2.41	2.67
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.05	(c)	0.05	0.05	0.05	0.05	0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	(c)	0.05	0.05	0.05	0.05	0.05
Portfolio Turnover Rate (%)(a)	11.04	(b)	20.45	19.60	26.61	21.22	18.31

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)	Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

2015 Retirement Fund									2020 Retirement Fund
Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,							Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,
		2014	2013	2012	2011		2010				2014	2013	2012	2011	2010
$1.13		$1.10	$1.00	$0.93	$0.93		$0.83		$1.18		$1.13	$0.99	$0.90	$0.91	$0.80

—	(f)	0.02	0.02	— (f)	0.02		0.02		—	(f)	0.02	0.02	— (f)	0.02	0.02

0.02		0.06	0.12	0.10	—	(f)	0.08		0.03		0.06	0.14	0.11	(0.01)	0.09

0.02		0.08	0.14	0.10	0.02		0.10		0.03		0.08	0.16	0.11	0.01	0.11

—		(0.02)	— (f)	(0.02)	(0.02)		—	(f)	—		(0.02)	— (f)	(0.02)	(0.02)	—	(f)
—		(0.03)	(0.04)	(0.01)	—	(f)	—	(f)	—		(0.01)	(0.02)	— (f)	— (f)	—	(f)

—		(0.05)	(0.04)	(0.03)	(0.02)		—		—		(0.03)	(0.02)	(0.02)	(0.02)	—

$1.15		$1.13	$1.10	$1.00	$0.93		$0.93		$1.21		$1.18	$1.13	$0.99	$0.90	$0.91

1.84	(b)	7.16	14.80	10.59	2.09		12.27		2.04	(b)	7.36	17.72	11.69	1.55	13.90
156		154	138	112	91		78		348		320	251	169	118	90
(0.06	)(c)	2.00	2.07	(0.03)	2.53		2.79		(0.06	)(c)	1.92	1.85	(0.03)	2.63	2.76
0.06	(c)	0.05	0.05	0.05	0.05		0.05		0.06	(c)	0.05	0.05	0.05	0.05	0.05
0.06	(c)	0.05	0.05	0.05	0.05		0.05		0.06	(c)	0.05	0.05	0.05	0.05	0.05
8.62	(b)	16.41	11.83	19.59	8.10		5.64		4.03	(b)	9.54	3.56	9.89	4.73	2.62

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2025 Retirement Fund
	Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.23		$1.16	$0.98	$0.89	$0.90	$0.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	—	(f)	0.02	0.02	— (f)	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.03		0.08	0.18	0.11	(0.02)	0.10

Total From Investment Operations	0.03		0.10	0.20	0.11	—	0.12

Less: Distributions
From Net Investment Income	—		(0.02)	— (f)	(0.02)	(0.01)	—	(f)
From Net Realized Gains	—		(0.01)	(0.02)	— (f)	— (f)	—	(f)

Total Distributions	—		(0.03)	(0.02)	(0.02)	(0.01)	—

Net Asset Value, End of Period	$1.26		$1.23	$1.16	$0.98	$0.89	$0.90

Total Return (%)	2.30	(b)	8.00	21.11	12.90	0.83	15.49
Net Assets, End of Period ($ millions)	369		331	257	162	109	81
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.06	)(c)	1.75	1.67	(0.04)	2.49	2.50
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.06	(c)	0.05	0.05	0.05	0.05	0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.06	(c)	0.05	0.05	0.05	0.05	0.05
Portfolio Turnover Rate (%)(a)	2.49	(b)	6.00	1.49	8.59	2.52	3.16

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)	Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

2030 Retirement Fund								2035 Retirement Fund
Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,						Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,
		2014	2013	2012	2011	2010				2014	2013	2012	2011	2010
$1.27		$1.19	$0.98	$0.88	$0.90	$0.77		$1.27		$1.20	$0.97	$0.86	$0.88	$0.75

—	(f)	0.02	0.02	— (f)	0.02	0.02		—	(f)	0.01	0.01	— (f)	0.01	0.01

0.03		0.09	0.21	0.12	(0.02)	0.11		0.03		0.08	0.24	0.13	(0.02)	0.12

0.03		0.11	0.23	0.12	—	0.13		0.03		0.09	0.25	0.13	(0.01)	0.13

—		(0.02)	— (f)	(0.02)	(0.02)	—	(f)	—		(0.01)	— (f)	(0.02)	(0.01)	—	(f)
—		(0.01)	(0.02)	— (f)	— (f)	—	(f)	—		(0.01)	(0.02)	— (f)	— (f)	—	(f)

—		(0.03)	(0.02)	(0.02)	(0.02)	—		—		(0.02)	(0.02)	(0.02)	(0.01)	—

$1.30		$1.27	$1.19	$0.98	$0.88	$0.90		$1.30		$1.27	$1.20	$0.97	$0.86	$0.88

2.45	(b)	8.44	23.72	13.69	0.21	16.59		2.74	(b)	8.26	25.92	14.39	(0.63)	17.66
308		277	212	133	90	67		255		230	173	107	69	53
(0.06	)(c)	1.66	1.60	(0.04)	2.37	2.37		(0.06	)(c)	1.52	1.47	(0.04)	2.17	2.20
0.06	(c)	0.05	0.05	0.05	0.05	0.05		0.06	(c)	0.05	0.05	0.05	0.05	0.05
0.06	(c)	0.05	0.05	0.05	0.05	0.05		0.06	(c)	0.05	0.05	0.05	0.05	0.05
2.23	(b)	5.52	1.58	7.61	2.66	1.74		2.69	(b)	4.29	1.76	6.51	2.78	1.47

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2040 Retirement Fund
	Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.26		$1.20	$0.96	$0.85	$0.88	$0.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	—	(f)	0.01	0.01	— (f)	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.04		0.08	0.25	0.13	(0.03)	0.13

Total From Investment Operations	0.04		0.09	0.26	0.13	(0.02)	0.14

Less: Distributions
From Net Investment Income	—		(0.01)	— (f)	(0.02)	(0.01)	—	(f)
From Net Realized Gains	—		(0.02)	(0.02)	— (f)	— (f)	—	(f)

Total Distributions	—		(0.03)	(0.02)	(0.02)	(0.01)	—

Net Asset Value, End of Period	$1.30		$1.26	$1.20	$0.96	$0.85	$0.88

Total Return (%)	3.11	(b)	7.71	27.20	14.63	(1.24)	18.38
Net Assets, End of Period ($ millions)	210		189	148	94	62	47
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.06	)(c)	1.40	1.39	(0.04)	2.09	2.13
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.06	(c)	0.05	0.05	0.05	0.05	0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.06	(c)	0.05	0.05	0.05	0.05	0.05
Portfolio Turnover Rate (%)(a)	2.73	(b)	4.31	1.37	4.99	2.28	1.37

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)	Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

2045 Retirement Fund								2050 Retirement Fund
Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,						Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,				Period Ended December 31, 2012(e)
		2014	2013	2012	2011	2010				2014		2013
$1.26		$1.20	$0.96	$0.85	$0.88	$0.74		$1.39		$1.30		$1.02		$1.00

—	(f)	0.01	0.01	— (f)	0.01	0.01		—	(f)	0.01		—	(f)	—	(f)

0.04		0.07	0.25	0.13	(0.03)	0.13		0.05		0.08		0.28		0.02

0.04		0.08	0.26	0.13	(0.02)	0.14		0.05		0.09		0.28		0.02

—		(0.01)	— (f)	(0.02)	(0.01)	—	(f)	—		—	(f)	—	(f)	—
—		(0.01)	(0.02)	— (f)	— (f)	—	(f)	—		—	(f)	—	(f)	—

—		(0.02)	(0.02)	(0.02)	(0.01)	—		—		—		—		—

$1.30		$1.26	$1.20	$0.96	$0.85	$0.88		$1.44		$1.39		$1.30		$1.02

3.23	(b)	7.36	27.68	14.45	(1.45)	18.57		3.36	(b)	7.15		28.17		1.83	(b)
258		232	186	118	76	54		72		50		20		2
(0.06	)(c)	1.37	1.37	(0.04)	2.09	2.14		(0.05	)(c)	1.47		0.54		(0.01	)(b)
0.06	(c)	0.05	0.05	0.05	0.05	0.05		0.05	(c)	0.05		0.05		0.05	(c)
0.06	(c)	0.05	0.05	0.05	0.05	0.05		0.05	(c)	0.05		0.05		0.05	(c)
2.37	(b)	3.48	0.93	4.03	1.97	1.04		1.21	(b)	1.53		1.22		0.76	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Conservative Allocation Fund
	Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.25		$1.22	$1.15	$1.11	$1.08	$0.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	—		0.03	0.03	— (f)	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.02		0.05	0.05	0.08	0.03	0.06

Total From Investment Operations	0.02		0.08	0.08	0.08	0.06	0.09

Less: Distributions
From Net Investment Income	—		(0.03)	— (f)	(0.03)	(0.03)	—	(f)
From Net Realized Gains	—		(0.02)	(0.01)	(0.01)	— (f)	—	(f)

Total Distributions	—		(0.05)	(0.01)	(0.04)	(0.03)	—

Net Asset Value, End of Period	$1.27		$1.25	$1.22	$1.15	$1.11	$1.08

Total Return (%)	1.47	(b)	6.62	7.34	7.44	5.79	9.34
Net Assets, End of Period ($ millions)	129		123	98	86	66	52
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.01)		2.31	2.45	0.03	3.40	3.47
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.01		—	—	—	—	—
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.01		—	—	—	—	—
Portfolio Turnover Rate (%)(a)	3.99	(b)	17.24	10.16	10.14	12.14	20.11

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)	Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Moderate Allocation Fund							Aggressive Allocation Fund
Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,
		2014	2013	2012	2011	2010			2014	2013	2012		2011	2010
$1.52		$1.45	$1.27	$1.18	$1.16	$1.03	$1.77		$1.69	$1.38	$1.24		$1.24	$1.06

—		0.03	0.03	— (f)	0.03	0.03	—		0.03	0.03	—	(f)	0.02	0.02

0.03		0.09	0.16	0.13	0.02	0.11	0.04		0.11	0.30	0.17		— (f)	0.16

0.03		0.12	0.19	0.13	0.05	0.14	0.04		0.14	0.33	0.17		0.02	0.18

—		(0.03)	— (f)	(0.03)	(0.03)	— (f)	—		(0.03)	— (f)	(0.03)		(0.02)	—	(f)
—		(0.02)	(0.01)	(0.01)	— (f)	(0.01)	—		(0.03)	(0.02)	—	(f)	—	—

—		(0.05)	(0.01)	(0.04)	(0.03)	(0.01)	—		(0.06)	(0.02)	(0.03)		(0.02)	—

$1.55		$1.52	$1.45	$1.27	$1.18	$1.16	$1.81		$1.77	$1.69	$1.38		$1.24	$1.24

2.01	(b)	7.71	15.66	10.90	4.19	13.11	2.82	(b)	7.66	24.19	13.41		2.31	17.02
325		315	281	225	182	163	261		255	236	187		158	147
(0.01)		1.95	2.09	0.02	2.68	2.73	(0.01)		1.60	1.75	0.01		2.13	2.07

0.01		—	—	—	—	—	0.01		—	—	—		—	—

0.01		—	—	—	—	—	0.01		—	—	—		—	—
3.91	(b)	13.87	4.71	8.11	11.21	15.68	3.89	(b)	19.61	4.93	7.82		7.73	12.91

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Money Market Fund
	Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,
			2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$1.20		$1.20		$1.20		$1.20		$1.20		$1.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	— (f)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	(0.01)

Total From Investment Operations	—		—		—		—		—		(0.01)

Less: Distributions
From Net Investment Income	—		—		—		—		—		—
From Net Realized Gains	—		—		—		—		—		—

Total Distributions	—		—		—		—		—		—

Net Asset Value, End of Period	$1.20		$1.20		$1.20		$1.20		$1.20		$1.20

Total Return (%)	(0.06	)(b)	(0.14)		(0.16)		(0.17)		(0.17)		(0.14)
Net Assets, End of Period ($ millions)	70		77		84		90		101		109
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.13	)(c)	(0.14)		(0.16)		(0.18)		(0.17)		(0.15)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.26	(c)	0.24		0.27		0.30		0.31		0.32
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.26	(c)	0.24		0.27		0.30		0.31		0.32
Portfolio Turnover Rate (%)(a)	NA		NA		NA		NA		NA		NA

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)	Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Mid-Term Bond Fund								Bond Fund
Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,						Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,
		2014	2013	2012		2011	2010			2014	2013	2012		2011	2010
$1.06		$1.05	$1.09	$1.06		$1.03	$1.00	$1.45		$1.41	$1.47	$1.39		$1.34	$1.30

0.01		0.03	0.03	0.03		0.03	0.04	0.02		0.04	0.05	0.05		0.05	0.05

0.00		0.02	(0.04)	—	(f)	0.03	0.02	(0.01)		0.04	(0.06)	0.03		0.05	0.04

0.01		0.05	(0.01)	0.03		0.06	0.06	0.01		0.08	(0.01)	0.08		0.10	0.09

—		(0.03)	(0.03)	—	(f)	(0.03)	(0.03)	—		(0.04)	(0.05)	—	(f)	(0.05)	(0.05)
—		(0.01)	— (f)	—	(f)	—	— (f)	—		—	— (f)	—		—	—

—		(0.04)	(0.03)	—		(0.03)	(0.03)	—		(0.04)	(0.05)	—		(0.05)	(0.05)

$1.07		$1.06	$1.05	$1.09		$1.06	$1.03	$1.46		$1.45	$1.41	$1.47		$1.39	$1.34

1.24	(b)	3.22	(0.55)	3.33		6.34	6.93	0.83	(b)	6.31	(0.91)	5.79		7.30	7.29
457		435	392	387		338	298	1,005		956	804	753		635	597
2.25	(c)	2.57	2.77	2.94		3.02	3.66	2.72	(c)	3.59	3.35	3.55		3.61	3.81
0.47	(c)	0.49	0.51	0.55		0.55	0.57	0.46	(c)	0.48	0.51	0.55		0.55	0.57
0.47	(c)	0.49	0.51	0.55		0.55	0.57	0.46	(c)	0.48	0.51	0.55		0.55	0.57
14.33	(b)	36.56	23.94	14.30		23.69	16.70	18.23	(b)	15.00	27.41	28.89		30.24	40.33

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2015

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the “Investment Company”) is a diversified, open-end management investment company — a type of company commonly known as a “mutual fund”. It is registered as such under the Investment Company Act of 1940 (the “Investment Company Act”). The Investment Company was formed on February 21, 1986 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company (“Mutual of America Life”) and its affiliates. As a “series” type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At June 30, 2015, there were 24 active Funds (collectively, “the Funds”): Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, International Fund, Composite Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund; Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund and 2050 Retirement Fund (collectively, “Retirement Funds”); a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively, “Allocation Funds”). The International Fund and the Retirement Funds (other than the 2050 Retirement Fund) commenced operations on November 5, 2007. The 2050 Retirement Fund commenced operations on October 1, 2012.

Investment Company shares are issued to Mutual of America Life and, on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company’s Retirement Funds and Allocation Funds.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2015 management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such securities as of June 30, 2015. Fair value inputs for all debt securities were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2015:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:
(See Summary Portfolios or Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$1,769,438,051	—	—	$1,769,438,051
Short-Term Debt Securities	—	$42,994,642	—	$42,994,642

	$1,769,438,051	$42,994,642	—	$1,812,432,693
All America Fund
Common Stock-Indexed	$165,696,641	—	—	$165,696,641
Common Stock-Active	$139,328,854	—	—	$139,328,854
Short-Term Debt Securities-Indexed	—	$4,499,659	—	$4,499,659
Short-Term Debt Securities-Active	—	$2,999,672	—	$2,999,672

	$305,025,495	$7,499,331	—	$312,524,826
Small Cap Value Fund
Common Stock	$380,656,778	—	—	$380,656,778
Short-Term Debt Securities	—	$15,999,200	—	$15,999,200

	$380,656,778	$15,999,200	—	$396,655,978
Small Cap Growth Fund
Common Stock	$424,783,543	—	—	$424,783,543
Short-Term Debt Securities	—	$17,164,325	—	$17,164,325

	$424,783,543	$17,164,325	—	$441,947,868
Mid Cap Value Fund
Common Stock	$86,169,512	—	—	$86,169,512
Short-Term Debt Securities	—	$499,922	—	$499,922

	$86,169,512	$499,922	—	$86,669,434
Mid-Cap Equity Index Fund
Common Stock	$975,209,745	—	—	$975,209,745
Short-Term Debt Securities	—	$55,676,194	—	$55,676,194

	$975,209,745	$55,676,194	—	$1,030,885,939
International Fund
Common Stock	$307,732,464	—	—	$307,732,464
Short-Term Debt Securities	—	$7,320,328	—	$7,320,328

	$307,732,464	$7,320,328	—	$315,052,792
Composite Fund
Common Stock	$111,448,782	—	—	$111,448,782
U.S. Government Debt	—	$17,063,574	—	$17,063,574
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$22,619,276	—	$22,619,276
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$456,083	—	$456,083
Long-Term Corporate Debt	—	$31,702,123	—	$31,702,123
Short-Term Debt Securities	—	$5,429,252	—	$5,429,252

	$111,448,782	$77,270,308	—	$188,719,090
Retirement Income Fund
Common Stock	$56,141,210	—	—	$56,141,210
2010 Retirement Fund
Common Stock	$26,760,675	—	—	$26,760,675
2015 Retirement Fund
Common Stock	$156,452,022	—	—	$156,452,022

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
2020 Retirement Fund
Common Stock	$348,331,500	—	—	$348,331,500
2025 Retirement Fund
Common Stock	$369,345,005	—	—	$369,345,005
2030 Retirement Fund
Common Stock	$307,564,040	—	—	$307,564,040
2035 Retirement Fund
Common Stock	$254,781,883	—	—	$254,781,883
2040 Retirement Fund
Common Stock	$210,284,897	—	—	$210,284,897
2045 Retirement Fund
Common Stock	$257,691,297	—	—	$257,691,297
2050 Retirement Fund
Common Stock	$72,224,829	—	—	$72,224,829
Conservative Allocation Fund
Common Stock	$129,486,261	—	—	$129,486,261
Moderate Allocation Fund
Common Stock	$325,355,242	—	—	$325,355,242
Aggressive Allocation Fund
Common Stock	$261,244,453	—	—	$261,244,453
Money Market Fund
U.S. Government Debt	—	$3,999,126	—	$3,999,126
U.S. Government Agency Short-Term Debt	—	$15,799,704	—	$15,799,704
Commercial Paper	—	$49,079,187	—	$49,079,187

	—	$68,878,017	—	$68,878,017
Mid-Term Bond Fund
U.S. Government Debt	—	$120,140,954	—	$120,140,954
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$4,481	—	$4,481
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$34,128,928	—	$34,128,928
Long-Term Corporate Debt	—	$287,296,614	—	$287,296,614
Short-Term Debt Securities	—	$12,499,836	—	$12,499,836

	—	$454,070,813	—	$454,070,813
Bond Fund
U.S. Government Debt	—	$78,006,606	—	$78,006,606
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$263,276,776	—	$263,276,776
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$33,780,338	—	$33,780,338
Long-Term Corporate Debt	—	$609,684,249	—	$609,684,249
Sovereign Debt	—	$3,902,909	—	$3,902,909
Short-Term Debt Securities	—	$13,999,814	—	$13,999,814

	—	$1,002,650,692	—	$1,002,650,692
Other Financial Instruments:*

Equity Index Fund	$(671,840)	—	—	$(671,840)
All America Fund	$(77,666)	—	—	$(77,666)
Mid-Cap Equity Index Fund	$(1,104,872)	—	—	$(1,104,872)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

During the six months ended June 30, 2015, there were no transfers of securities between Level 1, Level 2, or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Summary Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2015, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $174,953,317, $191,965,536 and $28,074,589, respectively.

Retirement Funds — Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund’s time horizon.

The Retirement Funds target their investments in the following underlying funds of the Investment Company in accordance with the percentage allocations noted:

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	20%	5%	—	—	—	30%	40%	5%
2010 Retirement Fund	24%	8%	—	—	3%	25%	35%	5%
2015 Retirement Fund	27%	10%	1%	1%	6%	25%	30%	—
2020 Retirement Fund	31%	12%	2%	2%	8%	25%	20%	—
2025 Retirement Fund	37%	15%	3%	3%	10%	22%	10%	—
2030 Retirement Fund	39%	18%	5%	5%	11%	22%	—	—
2035 Retirement Fund	40%	20%	6%	6%	13%	15%	—	—
2040 Retirement Fund	37%	20%	8%	8%	14%	13%	—	—
2045 Retirement Fund	34%	22%	9%	9%	15%	11%	—	—
2050 Retirement Fund	34%	22%	10%	10%	15%	9%	—	—

Generally, rebalancing of the Retirement Funds’ holdings is performed on a quarterly or other periodic basis and the mix of underlying Funds is reviewed annually.

Allocation Funds — The Allocation Funds target their investments in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted:

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund
Conservative Allocation	25%	5%	—	—	5%	30%	35%
Moderate Allocation	35%	15%	—	—	10%	25%	15%
Aggressive Allocation	35%	20%	5%	5%	15%	20%	—

Generally, rebalancing of the Allocation Funds’ holdings is performed on a periodic basis.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Change in Target Investments — During the year, the Retirement Funds listed below had changes to their target investments. Overall increases (decreases) to the target percentages were as follows:

	Equity Index Fund		Mid-Cap Equity Index Fund		Small Cap Growth Fund	Small Cap Value Fund	International Fund		Bond Fund		Mid-Term Bond Fund	Money Market Fund
2010 Retirement Fund	(1%	)	(1%	)	—	—	—		—		2%	—
2015 Retirement Fund	(1%	)	(1%	)	—	—	—		—		2%	—
2020 Retirement Fund	(2%	)	1%		—	—	(1%	)	—		2%	—
2025 Retirement Fund	—		(1%	)	—	—	—		(1%	)	2%	—
2030 Retirement Fund	(1%	)	1%		—	—	1%		(1%	)	—	—
2035 Retirement Fund	—		—		—	—	1%		(1%	)	—	—
2040 Retirement Fund	2%		(3%	)	—	—	—		1%		—	—
2045 Retirement Fund	(1%	)	1%		—	—	(1%	)	1%		—	—
2050 Retirement Fund	(1%	)	2%		—	—	(2%	)	1%		—	—

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company’s policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds’ net asset values) are made within the funds’ capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2015, management has evaluated the tax positions taken on the Funds’ tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Each Fund’s federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of June 30, 2015, Bond Fund had a capital loss carry forward of $165,084 to offset any future net realized capital gains generated after December 31, 2014.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

2.	EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management LLC (“the Adviser”), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
Retirement Funds	.05%
Equity Index, Mid-Cap Equity Index, International Funds	.075%
Money Market Fund	.15%
Bond Fund	.39%
All America, Composite, Mid-Term Bond Funds	.40%
Mid Cap Value Fund	.55%
Small Cap Value, Small Cap Growth Funds	.75%

The Adviser does not assess a fee for investment management to the Allocation Funds. However, shareholders in the Allocation Funds (and the Retirement and International Funds) will indirectly bear their pro-rata share of the investment management fees incurred by the underlying Funds in which they invest.

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the six months ended June 30, 2015, were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Cost of investment purchases	$72,763,956	$23,462,343	$33,153,227	$140,930,651	$8,561,055

Proceeds from sales of investments	$26,127,376	$35,151,867	$36,011,630	$148,481,098	$10,568,242

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Cost of investment purchases	$95,807,184	$43,839,160	$12,986,873	$9,346,722	$2,967,777

Proceeds from sales of investments	$125,603,346	—	$19,084,225	$7,404,107	$3,162,538

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$13,588,846	$35,290,427	$39,319,591	$30,137,601	$25,069,034

Proceeds from sales of investments	$14,214,698	$13,578,785	$8,814,215	$6,584,667	$6,593,398

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
Cost of investment purchases	$21,227,543	$23,832,915	$21,022,701	$10,227,860	$16,444,521

Proceeds from sales of investments	$5,474,080	$5,821,854	$741,798	$5,077,732	$12,622,957

	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$10,130,933	—	$75,025,140	$231,137,221

Proceeds from sales of investments	$10,914,170	—	$63,521,935	$178,692,146

The cost of short-term security purchases for the Money Market Fund for the six months ended June 30, 2015, was $787,302,876; net proceeds from sales for the year were $795,948,319.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

3.	INVESTMENTS (CONTINUED)

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2015 for each of the funds were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Unrealized Appreciation	$687,596,921	$98,620,327	$99,991,728	$105,992,749	$19,214,153
Unrealized Depreciation	(29,400,807)	(11,039,911)	(14,257,717)	(9,497,511)	(1,742,008)

Net	$658,196,114	$87,580,416	$85,734,011	$96,495,238	$17,472,145

Tax Cost of Investments	$1,154,236,580	$224,944,410	$310,921,967	$345,452,630	$69,197,289

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Unrealized Appreciation	$297,433,895	$16,636,606	$44,495,757	$2,212,935	$2,332,508
Unrealized Depreciation	(35,996,348)	(3,847,846)	(3,140,033)	(125,281)	(41,209)

Net	$261,437,547	$12,788,760	$41,355,724	$2,087,654	$2,291,299

Tax Cost of Investments	$769,448,392	$302,264,032	$147,363,366	$54,053,556	$24,469,376

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Unrealized Appreciation	$18,412,551	$45,495,826	$59,394,723	$55,208,629	$48,094,023
Unrealized Depreciation	(186,023)	(564,049)	(694,517)	(576,969)	(447,433)

Net	$18,226,528	$44,931,777	$58,700,206	$54,631,660	$47,646,590

Tax Cost of Investments	$138,225,494	$303,399,723	$310,644,799	$252,932,380	$207,135,293

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
Unrealized Appreciation	$42,489,665	$54,544,635	$4,509,701	$9,797,270	$58,971,680
Unrealized Depreciation	(304,157)	(375,515)	(994)	(131,204)	(5,842,502)

Net	$42,185,508	$54,169,120	$4,508,707	$9,666,066	$53,129,178

Tax Cost of Investments	$168,099,389	$203,522,177	$67,716,122	$119,820,195	$272,226,064

	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$66,723,992	$1,881	$9,404,452	$26,928,521
Unrealized Depreciation	(5,176,690)	0	(2,043,898)	(6,944,272)

Net	$61,547,302	$1,881	$7,360,554	$19,984,249

Tax Cost of Investments	$199,697,151	$68,876,136	$446,710,259	$982,666,443

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for Federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

3.	INVESTMENTS (CONTINUED)

Investments in affiliated investment companies during the six months ended June 30, 2015 were as follows:

Affiliated Investment Company	Value as of December 31, 2014	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2015
Retirement Income Fund
Bond Fund	$15,966,282	$2,998,920	$65,895	$57,505	$(1,717,468)	$17,371,134
Equity Index Fund	11,634,388	1,533,502	839,961	(693,093)	(2,166,088)	11,148,670
Mid-Cap Equity Index Fund	3,072,080	383,375	285,290	(147,449)	(819,085)	2,774,211
Mid-Term Bond Fund	20,582,191	4,047,550	(13,800)	270,523	(2,289,958)	22,596,506
Money Market Fund	2,280,374	383,375	(1,745)	193	(411,508)	2,250,689

Total	$53,535,315	$9,346,722	$1,175,601	$(512,321)	$(7,404,107)	$56,141,210

2010 Retirement Fund
Bond Fund	$6,484,388	$983,006	$27,374	$20,285	$(563,596)	$6,951,457
Equity Index Fund	7,170,134	503,544	448,275	(359,432)	(1,111,475)	6,651,046
International Fund	761,989	61,788	9,033	37,732	(73,649)	796,893
Mid-Cap Equity Index Fund	2,613,709	174,005	184,959	(72,135)	(516,898)	2,383,640
Mid-Term Bond Fund	8,420,984	1,142,453	26,498	75,480	(766,315)	8,899,100
Money Market Fund	1,106,901	102,981	(854)	116	(130,605)	1,078,539

Total	$26,558,105	$2,967,777	$695,285	$(297,954)	$(3,162,538)	$26,760,675

2015 Retirement Fund
Bond Fund	$36,868,235	$4,073,235	$215,389	$68,862	$(2,122,383)	$39,103,338
Equity Index Fund	45,636,514	2,188,475	2,204,986	(1,616,533)	(4,772,295)	43,641,147
International Fund	8,195,471	1,143,293	108,316	400,286	(509,372)	9,337,994
Mid-Cap Equity Index Fund	17,909,677	851,650	1,023,359	(246,228)	(2,461,757)	17,076,701
Mid-Term Bond Fund	40,907,794	5,174,919	(10,964)	514,328	(2,447,538)	44,138,539
Small Cap Growth Fund	2,370,037	78,637	278,270	(87,855)	(1,033,934)	1,605,155
Small Cap Value Fund	2,275,148	78,637	243,370	(180,588)	(867,419)	1,549,148

Total	$154,162,876	$13,588,846	$4,062,726	$(1,147,728)	$(14,214,698)	$156,452,022

2020 Retirement Fund
Bond Fund	$76,595,533	$10,057,772	$202,003	$374,949	$(1,737,867)	$85,492,390
Equity Index Fund	111,088,452	9,291,074	2,627,981	(1,312,622)	(5,576,367)	116,118,518
International Fund	25,608,239	3,712,743	148,656	1,437,375	(612,402)	30,294,611
Mid-Cap Equity Index Fund	37,076,791	3,236,818	972,262	587,630	(2,109,857)	39,763,644
Mid-Term Bond Fund	53,667,054	7,845,496	28,370	632,778	(1,277,724)	60,895,974
Small Cap Growth Fund	8,163,343	573,262	384,304	316,703	(1,417,107)	8,020,505
Small Cap Value Fund	7,842,607	573,262	209,904	(32,454)	(847,461)	7,745,858

Total	$320,042,019	$35,290,427	$4,573,480	$2,004,359	$(13,578,785)	$348,331,500

2025 Retirement Fund
Bond Fund	$72,366,762	$10,228,395	$120,834	$417,828	$(730,616)	$82,403,203
Equity Index Fund	129,589,532	12,478,589	2,395,089	(843,979)	(4,567,855)	139,051,376
International Fund	28,014,884	5,602,111	109,642	1,633,783	(322,055)	35,038,365
Mid-Cap Equity Index Fund	54,869,811	5,294,754	1,248,794	1,086,458	(2,103,340)	60,396,477
Mid-Term Bond Fund	22,979,721	3,481,060	21,270	263,695	(277,859)	26,467,887
Small Cap Growth Fund	11,866,950	1,011,778	282,605	774,352	(715,874)	13,219,811
Small Cap Value Fund	11,403,387	1,222,904	37,137	201,074	(96,616)	12,767,886

Total	$331,091,047	$39,319,591	$4,215,371	$3,533,211	$(8,814,215)	$369,345,005

2030 Retirement Fund
Bond Fund	$60,405,219	$8,416,095	$95,230	$354,492	$(606,389)	$68,664,647
Equity Index Fund	116,004,414	10,425,846	1,585,362	(208,735)	(2,779,839)	125,027,048
International Fund	23,911,458	4,129,378	137,525	1,360,789	(285,922)	29,253,228
Mid-Cap Equity Index Fund	48,543,406	4,540,592	835,414	1,219,359	(1,620,549)	53,518,222
Small Cap Growth Fund	14,375,702	1,312,845	530,447	747,485	(1,146,339)	15,820,140
Small Cap Value Fund	13,819,971	1,312,845	66,604	226,964	(145,629)	15,280,755

Total	$277,060,170	$30,137,601	$3,250,582	$3,700,354	$(6,584,667)	$307,564,040

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2014	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2015
2035 Retirement Fund
Bond Fund	$34,287,171	$5,507,509	$66,852	$181,668	$(433,182)	$39,610,018
Equity Index Fund	96,314,085	8,492,688	1,432,680	(298,024)	(2,300,416)	103,641,013
International Fund	23,917,152	4,250,839	118,002	1,370,982	(338,521)	29,318,454
Mid-Cap Equity Index Fund	47,238,976	4,246,344	1,176,614	836,454	(2,212,842)	51,285,546
Small Cap Growth Fund	14,327,165	1,273,903	553,448	720,832	(1,143,072)	15,732,276
Small Cap Value Fund	13,769,081	1,297,751	75,312	217,797	(165,365)	15,194,576

Total	$229,853,630	$25,069,034	$3,422,908	$3,029,709	$(6,593,398)	$254,781,883

2040 Retirement Fund
Bond Fund	$20,723,371	$3,758,093	$41,026	$105,478	$(260,889)	$24,367,079
Equity Index Fund	69,509,433	6,398,381	959,679	(169,906)	(1,563,456)	75,134,131
International Fund	23,002,281	4,238,879	133,267	1,275,207	(301,255)	28,348,379
Mid-Cap Equity Index Fund	44,567,064	3,920,915	967,058	908,627	(1,957,966)	48,405,698
Small Cap Growth Fund	15,709,453	1,432,422	702,411	683,725	(1,218,369)	17,309,642
Small Cap Value Fund	15,099,054	1,478,853	98,188	216,018	(172,145)	16,719,968

Total	$188,610,656	$21,227,543	$2,901,629	$3,019,149	$(5,474,080)	$210,284,897

2045 Retirement Fund
Bond Fund	$20,903,102	$3,768,728	$25,922	$120,623	$(140,756)	$24,677,619
Equity Index Fund	85,817,347	6,712,200	1,056,208	(71,692)	(1,684,558)	91,829,505
International Fund	32,381,312	5,656,709	82,778	1,899,028	(218,612)	39,801,215
Mid-Cap Equity Index Fund	50,284,552	4,148,017	1,285,433	825,255	(2,062,169)	54,481,088
Small Cap Growth Fund	21,788,163	1,745,391	819,964	1,095,228	(1,591,362)	23,857,384
Small Cap Value Fund	20,932,146	1,801,870	66,253	368,614	(124,397)	23,044,486

Total	$232,106,622	$23,832,915	$3,336,558	$4,237,056	$(5,821,854)	$257,691,297

2050 Retirement Fund
Bond Fund	$3,745,522	$1,709,749	$289	$22,667	$(68,609)	$5,409,618
Equity Index Fund	18,326,092	7,186,695	22,085	150,777	(68,525)	25,617,124
International Fund	7,696,675	3,792,240	5,673	469,031	(33,033)	11,930,586
Mid-Cap Equity Index Fund	10,148,171	4,238,584	45,847	378,172	(155,244)	14,655,530
Small Cap Growth Fund	5,237,733	2,047,716	97,567	429,386	(384,131)	7,428,271
Small Cap Value Fund	5,056,821	2,047,717	6,939	104,479	(32,256)	7,183,700

Total	$50,211,014	$21,022,701	$178,400	$1,554,512	$(741,798)	$72,224,829

Conservative Allocation Fund
Bond Fund	$36,389,697	$2,823,673	$88,342	$207,931	$(944,738)	$38,564,905
Equity Index Fund	32,446,155	2,074,813	994,173	(628,169)	(2,358,192)	32,528,780
International Fund	5,500,281	912,126	(6,896)	370,158	(157,456)	6,618,213
Mid-Cap Equity Index Fund	6,353,030	414,963	27,429	233,896	(515,152)	6,514,166
Mid-Term Bond Fund	41,833,962	4,002,285	(5,735)	531,879	(1,102,194)	45,260,197

Total	$122,523,125	$10,227,860	$1,097,313	$715,695	$(5,077,732)	$129,486,261

Moderate Allocation Fund
Bond Fund	$77,121,305	$4,191,521	$266,250	$365,694	$(1,440,311)	$80,504,459
Equity Index Fund	116,126,635	3,353,983	3,964,327	(2,653,608)	(6,677,348)	114,113,989
International Fund	27,800,033	4,123,145	(26,488)	1,856,714	(576,125)	33,177,279
Mid-Cap Equity Index Fund	48,614,754	1,437,421	1,684,550	296,541	(3,064,986)	48,968,280
Mid-Term Bond Fund	45,545,453	3,338,451	53,666	517,852	(864,187)	48,591,235

Total	$315,208,180	$16,444,521	$5,942,305	$383,193	$(12,622,957)	$325,355,242

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2014	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2015
Aggressive Allocation Fund
Bond Fund	$49,577,494	$2,508,968	$183,185	$225,018	$(999,150)	$51,495,515
Equity Index Fund	93,420,201	1,474,380	2,567,931	(1,485,076)	(4,709,282)	91,268,154
International Fund	33,457,170	4,883,831	(24,017)	2,247,227	(749,363)	39,814,848
Mid-Cap Equity Index Fund	52,115,303	842,503	1,331,611	804,236	(2,874,949)	52,218,704
Small Cap Growth Fund	13,448,275	210,626	520,583	592,447	(1,323,693)	13,448,238
Small Cap Value Fund	12,781,759	210,625	91,009	173,334	(257,733)	12,998,994

Total	$254,800,202	$10,130,933	$4,670,302	$2,557,186	$(10,914,170)	$261,244,453

4.	CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. On February 26, 2015, the Board of Directors of the Investment Company increased the number of authorized shares from seven and a half billion to eight and a quarter billion. Also on that date, the Board of Directors changed the number of authorized shares as indicated by the following table. As a result of these actions, there remained 610,000,000 unallocated shares as of June 30, 2015.

	Authorized No. of Shares
	Previous Allocation	Allocation Increase/ (Decrease)	Total Shares Allocated
Equity Index Fund	700,000,000	—	700,000,000
All America Fund	200,000,000	—	200,000,000
Small Cap Value Fund	325,000,000	—	325,000,000
Small Cap Growth Fund	395,000,000	—	395,000,000
Mid Cap Value Fund	100,000,000	—	100,000,000
Mid-Cap Equity Index Fund	600,000,000	—	600,000,000
International Fund	425,000,000	100,000,000	525,000,000
Composite Fund	150,000,000	—	150,000,000
Retirement Income Fund	70,000,000	10,000,000	80,000,000
2010 Retirement Fund	50,000,000	—	50,000,000
2015 Retirement Fund	200,000,000	—	200,000,000
2020 Retirement Fund	350,000,000	75,000,000	425,000,000
2025 Retirement Fund	375,000,000	50,000,000	425,000,000
2030 Retirement Fund	290,000,000	75,000,000	365,000,000
2035 Retirement Fund	245,000,000	50,000,000	295,000,000
2040 Retirement Fund	200,000,000	25,000,000	225,000,000
2045 Retirement Fund	250,000,000	25,000,000	275,000,000
2050 Retirement Fund	100,000,000	10,000,000	110,000,000
Conservative Allocation Fund	125,000,000	25,000,000	150,000,000
Moderate Allocation Fund	250,000,000	5,000,000	255,000,000
Aggressive Allocation Fund	200,000,000	—	200,000,000
Money Market Fund	125,000,000	—	125,000,000
Mid-Term Bond Fund	500,000,000	40,000,000	540,000,000
Bond Fund	750,000,000	175,000,000	925,000,000

Sub-Total	6,975,000,000	665,000,000	7,640,000,000
Shares to be allocated at the discretion of the Board of Directors	525,000,000	85,000,000	610,000,000

Total	7,500,000,000	750,000,000	8,250,000,000

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Distributions — On September 11, 2014, required distributions of net investment income and, as applicable, net realized gains relating to 2013 were declared and paid for all applicable funds in accordance with Internal Revenue Section 855(a).

The Funds of Mutual of America Investment Corporation intend to declare and pay their respective tax year 2014 investment company taxable income and capital gains in 2015 in accordance with Internal Revenue Section 855(a).

Pursuant to shareholders’ instructions, substantially all dividend distributions throughout 2015 and 2014 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2015 and 2014 was as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Ordinary Income (a)
2015	$0	$0	$0	$0	$0
2014	$30,196,225	$6,490,290	$4,756,094	$2,993,761	$1,405,694
Long-Term Capital Gains
2015	$0	$0	$0	$0	$0
2014	$14,610,030	$20,996,554	$36,455,404	$28,523,609	$4,649,738

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Fund	2010 Retirement Fund
Ordinary Income (a)
2015	$0	$0	$0	$0	$0
2014	$15,510,466	$3,900,803	$3,641,558	$746,239	$478,710
Long-Term Capital Gains
2015	$0	$0	$0	$0	$0
2014	$34,889,866	$825,732	$0	$853,955	$653,628

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Ordinary Income (a)
2015	$0	$0	$0	$0	$0
2014	$2,616,090	$3,853,531	$3,459,110	$2,762,712	$2,061,376
Long-Term Capital Gains
2015	$0	$0	$0	$0	$0
2014	$3,478,425	$3,571,569	$2,819,455	$2,549,750	$2,255,109

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
Ordinary Income (a)
2015	$0	$0	$0	$0	$0
2014	$1,709,321	$2,118,365	$55,752	$2,273,586	$5,452,659
Long-Term Capital Gains
2015	$0	$0	$0	$0	$0
2014	$2,115,297	$2,510,179	$60,082	$1,664,925	$3,993,394

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)
2015	$0	$0	$0	$0
2014	$3,819,966	$0	$10,843,710	$26,340,172
Long-Term Capital Gains
2015	$0	$0	$0	$0
2014	$3,901,158	$0	$1,988,761	$0

Notes:

(a)	Includes distributions from Fund-level net short-term capital gains.

Undistributed net income and gains (losses) — As of June 30, 2015, undistributed net income and undistributed accumulated gain (loss) for Federal income tax purposes were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$48,645,597	$6,292,642	$6,153,845	$0	$1,678,462
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$78,529,214	$29,598,889	$31,582,851	$77,909,367	$7,115,905
Net unrealized appreciation (depreciation) of investments and futures contracts	$658,196,114	$87,580,416	$85,734,011	$96,495,238	$17,472,145

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$23,276,521	$13,194,165	$5,918,616	$1,043,642	$553,391
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$107,315,881	$85,784	$7,047,627	$2,704,231	$2,037,051
Net unrealized appreciation (depreciation) of investments and futures contracts	$261,437,547	$12,788,760	$41,355,724	$2,087,654	$2,291,299

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$3,145,220	$5,971,939	$5,804,497	$4,662,610	$3,637,561
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$12,119,663	$18,475,165	$16,664,244	$14,248,288	$11,968,626
Net unrealized appreciation (depreciation) of investments and futures contracts	$18,226,528	$44,931,777	$58,700,206	$54,631,660	$47,646,590

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
Accumulated undistributed net investment income	$2,857,782	$3,540,101	$592,908	$2,621,100	$6,538,841
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$10,737,552	$12,669,991	$1,328,584	$4,823,039	$20,548,338
Net unrealized appreciation (depreciation) of investments and futures contracts	$42,185,508	$54,169,120	$4,508,707	$9,666,066	$53,129,178

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$4,687,286	$0	$15,675,071	$45,384,162
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$21,275,523	$0	$2,144,276	$970,200
Net unrealized appreciation (depreciation) of investments and futures contracts	$61,547,302	$1,881	$7,360,554	$19,984,249

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

Reclassifications — The Funds make adjustments to the components of net assets for book to tax differences that are considered permanent in nature. For the six months ended June 30, 2015, the Funds reclassified amounts primarily relating to differences in the book to tax treatment of partnership investments, REITs, net operating losses and the character of distributions. Each Fund’s net assets are not affected by these reclassifications.

During the six months ended June 30, 2015, each Fund reclassified the following book to tax differences [increases (decreases)]:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$(55,951)	$155,015	$944,295	$50,666	$(37,941)
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$55,951	$(155,015)	$(944,295)	$(560,250)	$37,941

Paid in capital	$0	$0	$0	$509,584	$0

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$(168,951)	$0	$(3,240)	$13,931	$6,668
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$168,951	$0	$3,240	$0	$0

Paid in capital	$0	$0	$0	$(13,931)	$(6,668)

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$48,580	$99,679	$104,512	$87,754	$73,085
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0	$0	$0

Paid in capital	$(48,580)	$(99,679)	$(104,512)	$(87,754)	$(73,085)

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
Accumulated undistributed net investment income	$60,450	$73,829	$15,293	$7,747	$16,836
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0	$(7,747)	$(298)

Paid in capital	$(60,450)	$(73,829)	$(15,293)	$0	$(16,538)

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$14,457	$46,854	$0	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$(397)	$(1)	$0	$0

Paid in capital	$(14,060)	$(46,853)	$0	$0

MUTUAL OF AMERICA INVESTMENT CORPORATION

ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are summary schedules of Mutual of America Investment Corporation’s (“Investment Company”) Fund portfolio holdings as of June 30, 2015. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC’s website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu

Chief Compliance Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022-6839

Renewal of Investment Advisory Agreements

At its meeting held on February 26, 2015, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the “Adviser”). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At December 31, 2014, the Adviser had approximately $14 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company’s Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser’s quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the

Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2014, the vast majority of the Funds demonstrated gross performance that was above their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser’s investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser’s fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser’s fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

MUTUAL OF AMERICA

LIFE INSURANCE COMPANY

320 PARK AVENUE

NEW YORK, NY 10022-6839

www.mutualofamerica.com

320 PARK AVENUE

NEW YORK NY 10022-6839

ADDRESS SERVICE REQUESTED

You can receive these and other important documents electronically. Sign up for eDocuments and we’ll waive the monthly participant charge. Find out more at mutualofamerica.com or call 1-800-468-3785.

M100-MOA

ITEM 2.	CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) Schedule I – Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.4%)
Amazon.com, Inc.*	37,068	16,090,848
AutoNation, Inc.*	7,446	468,949
AutoZone, Inc.*	3,082	2,055,386
Bed Bath & Beyond, Inc.*	16,619	1,146,379
Best Buy Co., Inc.	28,558	931,276
BorgWarner, Inc.	22,084	1,255,255
Cablevision Systems Corp. Cl A	21,569	516,362
CarMax, Inc.*	20,210	1,338,104
Carnival Corp.	43,743	2,160,467
CBS Corp. Cl B	43,807	2,431,289
Chipotle Mexican Grill, Inc.*	3,028	1,831,910
Coach, Inc.	26,911	931,390
Comcast Corp. Cl A	244,057	14,677,588
D.R. Horton, Inc.	32,533	890,103
Darden Restaurants, Inc.	12,090	859,357
Delphi Automotive PLC	27,967	2,379,712
DIRECTV*	48,786	4,526,853
Discovery Communications, Inc. Cl A*	14,479	481,572
Discovery Communications, Inc. Cl C*	25,160	781,973
Disney (Walt) Co.	151,403	17,281,138
Dollar General Corp.	28,781	2,237,435
Dollar Tree, Inc.*	19,919	1,573,402
Expedia, Inc.	9,613	1,051,182
Family Dollar Stores, Inc.*	9,397	740,578
Ford Motor Co.	385,412	5,785,039
Fossil Group, Inc.*	4,075	282,642
GameStop Corp. Cl A	10,523	452,068
Gap, Inc.	25,648	978,984
Garmin Ltd.	11,713	514,552
General Motors Co.	131,063	4,368,330
Genuine Parts Co.	14,719	1,317,792
Goodyear Tire & Rubber Co.	26,378	795,297
H&R Block, Inc.	26,934	798,593
Hanesbrands, Inc.	39,010	1,299,813
Harley-Davidson, Inc.	20,332	1,145,708
Harman Int’l. Industries, Inc.	6,953	826,990
Hasbro, Inc.	10,837	810,499
Home Depot, Inc.	126,117	14,015,382
Interpublic Group of Cos., Inc.	40,435	779,182
Johnson Controls, Inc.	63,671	3,153,625
Kohl’s Corp.	19,271	1,206,557
L Brands, Inc.	23,863	2,045,775
Leggett & Platt, Inc.	13,361	650,413
Lennar Corp. Cl A	17,290	882,482
Lowe’s Cos., Inc.	90,437	6,056,571
Macy’s, Inc.	32,682	2,205,055
Marriott International, Inc. Cl A	20,004	1,488,098
Mattel, Inc.	32,984	847,359
McDonald’s Corp.	92,997	8,841,225
Michael Kors Hldgs. Ltd.*	19,293	812,042
Mohawk Industries, Inc.*	6,070	1,158,763
Netflix, Inc.*	5,893	3,871,347
Newell Rubbermaid, Inc.	26,206	1,077,329
News Corp. Cl A*	48,758	711,379
NIKE, Inc. Cl B	67,567	7,298,592
Nordstrom, Inc.	13,714	1,021,693

O’Reilly Automotive, Inc.*	9,828	2,220,931
Omnicom Group, Inc.	23,738	1,649,554
Priceline Group Inc.*	5,032	5,793,694
Pulte Homes, Inc.	31,597	636,680
PVH Corp.	8,029	924,941
Ralph Lauren Corp.	5,863	776,027
Ross Stores, Inc.	40,231	1,955,629
Royal Caribbean Cruises Ltd.	15,981	1,257,545
Scripps Networks Interactive, Inc. Cl A	9,132	596,959
Staples, Inc.	61,977	948,868
Starbucks Corp.	145,465	7,799,111
Starwood Hotels & Resorts	16,688	1,353,230
Target Corp.	62,057	5,065,713
TEGNA, Inc.	21,931	703,327
Tiffany & Co.	10,929	1,003,282
Time Warner Cable, Inc.	27,399	4,881,680
Time Warner, Inc.	80,073	6,999,181
TJX Cos., Inc.	66,042	4,369,999
Tractor Supply Co.	13,298	1,196,022
TripAdvisor, Inc.*	10,826	943,378
Twenty-First Century Fox, Inc. Cl A	171,761	5,589,962
Under Armour, Inc. Cl A*	16,288	1,359,071
Urban Outfitters, Inc.*	9,296	325,360
V.F. Corp.	33,107	2,308,882
Viacom, Inc. Cl B	34,772	2,247,662
Whirlpool Corp.	7,669	1,327,120
Wyndham Worldwide Corp.	11,576	948,190
Wynn Resorts Ltd.	7,944	783,834
Yum! Brands, Inc.	41,973	3,780,928

		225,884,444

CONSUMER STAPLES (9.2%)
Altria Group, Inc.	190,748	9,329,485
Archer-Daniels-Midland Co.	60,157	2,900,771
Brown-Forman Corp. Cl B	15,207	1,523,437
Campbell Soup Co.	17,334	825,965
Clorox Co.	12,759	1,327,191
Coca-Cola Co.	380,553	14,929,094
Coca-Cola Enterprises, Inc.	20,996	912,066
Colgate-Palmolive Co.	82,541	5,399,007
ConAgra Foods, Inc.	41,355	1,808,041
Constellation Brands, Inc. Cl A	16,474	1,911,313
Costco Wholesale Corp.	42,695	5,766,387
CVS Health Corp.	109,524	11,486,877
Dr. Pepper Snapple Group, Inc.	18,720	1,364,688
Estee Lauder Cos., Inc. Cl A	21,607	1,872,463
General Mills, Inc.	57,935	3,228,138
Hershey Co.	14,186	1,260,142
Hormel Foods Corp.	13,012	733,486
J.M. Smucker Co.	9,464	1,025,992
Kellogg Co.	24,199	1,517,277
Keurig Green Mountain, Inc.	11,311	866,762
Kimberly-Clark Corp.	35,290	3,739,681
Kraft Foods Group, Inc.*	57,571	4,901,595
Kroger Co.	47,460	3,441,325
McCormick & Co., Inc.	12,408	1,004,428
Mead Johnson Nutrition Co.	19,590	1,767,410
Molson Coors Brewing Co. Cl B	15,534	1,084,429
Mondelez International, Inc. Cl A	157,973	6,499,009
Monster Beverage Corp.*	14,258	1,910,857
PepsiCo, Inc.	143,163	13,362,834
Philip Morris Int’l., Inc.	150,263	12,046,585
Proctor & Gamble Co.	263,155	20,589,247
Reynolds American, Inc.	40,338	3,011,654
Sysco Corp.	57,839	2,087,988
Tyson Foods, Inc. Cl A	28,356	1,208,816

Wal-Mart Stores, Inc.	153,185	10,865,412
Walgreens Boots Alliance, Inc.	84,678	7,150,210
Whole Foods Market, Inc.	34,625	1,365,610

		166,025,672

ENERGY (7.7%)
Anadarko Petroleum Corp.	49,343	3,851,715
Apache Corp.	36,527	2,105,051
Baker Hughes, Inc.	42,301	2,609,972
Cabot Oil & Gas Corp.	40,058	1,263,429
Cameron International Corp.*	18,652	976,805
Chesapeake Energy Corp.	50,494	564,018
Chevron Corp.	182,414	17,597,479
Cimarex Energy Co.	9,155	1,009,888
ConocoPhillips	119,588	7,343,899
CONSOL Energy, Inc.	22,562	490,498
Devon Energy Corp.	37,574	2,235,277
Diamond Offshore Drilling, Inc.	6,624	170,965
Ensco PLC Cl A	22,885	509,649
EOG Resources, Inc.	53,217	4,659,148
EQT Corp.	14,753	1,200,009
Exxon Mobil Corp.	405,751	33,758,483
FMC Technologies, Inc.*	22,431	930,662
Halliburton Co.	82,775	3,565,119
Helmerich & Payne, Inc.	10,488	738,565
Hess Corp.	23,604	1,578,636
Kinder Morgan, Inc.	168,264	6,459,655
Marathon Oil Corp.	65,777	1,745,722
Marathon Petroleum Corp.	52,847	2,764,427
Murphy Oil Corp.	16,139	670,898
National Oilwell Varco, Inc.	37,771	1,823,584
Newfield Exploration Co.*	16,047	579,618
Noble Corp. PLC	23,172	356,617
Noble Energy, Inc.	37,615	1,605,408
Occidental Petroleum Corp.	74,458	5,790,599
ONEOK, Inc.	20,367	804,089
Phillips 66	52,696	4,245,190
Pioneer Natural Resources Co.	14,447	2,003,654
Range Resources Corp.	16,331	806,425
Schlumberger Ltd.	123,265	10,624,210
Southwestern Energy Co.*	37,561	853,762
Spectra Energy Corp.	65,000	2,119,000
Tesoro Corp.	12,154	1,025,919
Transocean Ltd.	33,206	535,281
Valero Energy Corp.	49,463	3,096,384
Williams Cos., Inc.	65,332	3,749,403

		138,819,112

FINANCIALS (16.1%)
ACE Ltd.	31,744	3,227,730
Affiliated Managers Group, Inc.*	5,331	1,165,357
Aflac, Inc.	42,067	2,616,567
Allstate Corp.	39,628	2,570,668
American Express Co.	84,847	6,594,309
American Int’l. Group, Inc.	129,281	7,992,151
American Tower Corp.	41,012	3,826,009
Ameriprise Financial, Inc.	17,549	2,192,397
Aon PLC	27,305	2,721,762
Apartment Investment & Management Co. Cl A	15,121	558,419
Assurant, Inc.	6,624	443,808
AvalonBay Communities, Inc.	12,853	2,054,809
Bank of America Corp.	1,018,721	17,338,631
Bank of New York Mellon Corp.	108,807	4,566,630
BB&T Corp.	70,897	2,857,858
Berkshire Hathaway, Inc. Cl B*	176,977	24,088,339
BlackRock, Inc.	12,340	4,269,393
Boston Properties, Inc.	14,901	1,803,617

Capital One Financial Corp.	52,982	4,660,827
CBRE Group, Inc.*	26,987	998,519
Charles Schwab Corp.	112,135	3,661,208
Chubb Corp.	22,316	2,123,144
Cincinnati Financial Corp.	14,429	724,047
Citigroup, Inc.	294,319	16,258,182
CME Group, Inc.	30,861	2,871,925
Comerica, Inc.	17,302	887,939
Crown Castle Int’l. Corp.	32,655	2,622,197
Discover Financial Svcs.	43,002	2,477,775
E*Trade Financial Corp.*	28,100	841,595
Equinix, Inc.	5,495	1,395,730
Equity Residential	35,252	2,473,633
Essex Property Trust, Inc.	6,309	1,340,663
Fifth Third Bancorp	78,287	1,629,935
Franklin Resources, Inc.	37,879	1,857,207
General Growth Pptys., Inc.	61,229	1,571,136
Genworth Financial, Inc.*	48,139	364,412
Goldman Sachs Group, Inc.	38,964	8,135,294
Hartford Financial Svcs. Group, Inc.	40,749	1,693,936
HCP, Inc.	44,936	1,638,816
Health Care REIT, Inc.	34,044	2,234,308
Host Hotels & Resorts, Inc.	73,527	1,458,040
Hudson City Bancorp, Inc.	47,121	465,555
Huntington Bancshares, Inc.	78,966	893,105
Intercontinental Exchange, Inc.	10,810	2,417,224
Invesco Ltd.	41,878	1,570,006
Iron Mountain, Inc.	18,339	568,509
JPMorgan Chase & Co.	360,229	24,409,117
KeyCorp	82,788	1,243,476
Kimco Realty Corp.	40,109	904,057
Legg Mason, Inc.	9,426	485,722
Leucadia National Corp.	30,784	747,436
Lincoln National Corp.	24,626	1,458,352
Loews Corp.	28,884	1,112,323
M&T Bank Corp.	12,925	1,614,720
Marsh & McLennan Cos., Inc.	52,250	2,962,575
McGraw-Hill Financial, Inc.	26,559	2,667,852
MetLife, Inc.	108,286	6,062,933
Moody’s Corp.	17,351	1,873,214
Morgan Stanley	148,932	5,777,072
Nasdaq OMX Group, Inc.	11,344	553,701
Navient Corp.	37,343	680,016
Northern Trust Corp.	21,289	1,627,757
People’s United Financial, Inc.	30,428	493,238
Plum Creek Timber Co., Inc.	16,949	687,621
PNC Financial Svcs. Grp., Inc.	50,324	4,813,491
Principal Financial Grp., Inc.	26,469	1,357,595
Progressive Corp.	51,901	1,444,405
ProLogis, Inc.	50,761	1,883,233
Prudential Financial, Inc.	43,946	3,846,154
Public Storage	14,074	2,594,823
Realty Income Corp.	22,605	1,003,436
Regions Financial Corp.	129,842	1,345,163
Simon Property Group, Inc.	30,181	5,221,917
SL Green Realty Corp	9,671	1,062,746
State Street Corp.	40,036	3,082,772
SunTrust Banks, Inc.	50,138	2,156,937
T. Rowe Price Group, Inc.	25,562	1,986,934
The Macerich Co.	13,670	1,019,782
Torchmark Corp.	12,337	718,260
Travelers Cos., Inc.	30,993	2,995,783
U.S. Bancorp	172,118	7,469,921
Unum Group	24,238	866,509
Ventas, Inc.	32,102	1,993,213

Vornado Realty Trust	17,049	1,618,462
Wells Fargo & Co.	454,607	25,567,098
Weyerhaeuser Co.	50,016	1,575,504
XL Group PLC	29,691	1,104,505
Zions Bancorporation	19,869	630,543

		293,443,689

HEALTH CARE (15.0%)
Abbott Laboratories	144,507	7,092,404
AbbVie, Inc.	166,811	11,208,031
Aetna, Inc.	33,874	4,317,580
Agilent Technologies, Inc.	32,347	1,247,947
Alexion Pharmaceuticals, Inc.*	21,733	3,928,674
Allergan PLC*	38,102	11,562,433
AmerisourceBergen Corp.	20,302	2,158,915
Amgen, Inc.	73,793	11,328,701
Anthem, Inc.	25,633	4,207,401
Bard (C.R.), Inc.	7,168	1,223,578
Baxter International, Inc.	52,763	3,689,717
Becton, Dickinson & Co.	20,268	2,870,962
BIOGEN, Inc.*	22,815	9,215,891
Boston Scientific Corp.*	130,131	2,303,319
Bristol-Myers Squibb Co.	161,806	10,766,571
Cardinal Health, Inc.	32,168	2,690,853
Celgene Corp.*	76,960	8,906,966
Cerner Corp.*	29,603	2,044,383
CIGNA Corp.	24,988	4,048,056
DaVita HealthCare Partners, Inc.*	16,739	1,330,248
DENTSPLY International, Inc.	13,674	704,895
Edwards Lifesciences Corp.*	10,399	1,481,130
Endo International PLC*	19,630	1,563,530
Express Scripts Hldg. Co.*	70,812	6,298,019
Gilead Sciences, Inc.	142,623	16,698,301
HCA Hldgs., Inc.*	28,050	2,544,696
Hospira, Inc.*	16,803	1,490,594
Humana, Inc.	14,503	2,774,134
Intuitive Surgical, Inc.*	3,591	1,739,840
Johnson & Johnson	269,157	26,232,041
Laboratory Corp. of America Hldgs.*	9,676	1,172,925
Lilly (Eli) & Co.	94,786	7,913,683
Mallinckrodt PLC*	11,404	1,342,479
McKesson Corp.	22,488	5,055,527
Medtronic PLC	138,373	10,253,439
Merck & Co., Inc.	274,268	15,614,077
Mylan N.V.*	39,837	2,703,339
Patterson Cos., Inc.	8,469	412,017
PerkinElmer, Inc.	11,134	586,094
Perrigo Co. PLC	14,192	2,623,107
Pfizer, Inc.	597,648	20,039,137
Quest Diagnostics, Inc.	13,972	1,013,249
Regeneron Pharmaceuticals, Inc.*	7,333	3,740,783
Schein (Henry), Inc.*	8,145	1,157,567
St. Jude Medical, Inc.	27,085	1,979,101
Stryker Corp.	29,003	2,771,817
Tenet Healthcare Corp.*	9,774	565,719
Thermo Fisher Scientific, Inc.	38,688	5,020,155
UnitedHealth Group, Inc.	92,327	11,263,894
Universal Health Svcs., Inc. Cl B	8,806	1,251,333
Varian Medical Systems, Inc.*	9,741	821,459
Vertex Pharmaceuticals, Inc.*	23,643	2,919,438
Waters Corp.*	7,991	1,025,885
Zimmer Biomet Hldgs., Inc.	16,526	1,805,135
Zoetis, Inc.	48,594	2,343,203

		273,064,372

INDUSTRIALS (9.9%)
3M Co.	61,611	9,506,577
Allegion PLC	9,177	551,905
American Airlines Group, Inc.	67,301	2,687,665
AMETEK, Inc.	23,423	1,283,112
Boeing Co.	62,394	8,655,296
Caterpillar, Inc.	58,626	4,972,657
Cintas Corp.	9,250	782,458
CSX Corp.	95,646	3,122,842
Cummins, Inc.	16,252	2,132,100
Danaher Corp.	59,853	5,122,818
Deere & Co.	32,391	3,143,547
Delta Air Lines, Inc.	79,570	3,268,736
Dover Corp.	15,596	1,094,527
Dun & Bradstreet Corp.	3,537	431,514
Eaton Corp. PLC	45,286	3,056,352
Emerson Electric Co.	64,977	3,601,675
Equifax, Inc.	11,533	1,119,739
Expeditors Int’l. of Wash.	18,396	848,148
Fastenal Co.	26,382	1,112,793
FedEx Corp.	25,577	4,358,321
Flowserve Corp.	13,206	695,428
Fluor Corp.	14,349	760,640
General Dynamics Corp.	30,258	4,287,256
General Electric Co.	977,641	25,975,921
Grainger (W.W.), Inc.	5,752	1,361,211
Honeywell International, Inc.	75,791	7,728,408
Hunt (J.B.) Transport Svcs., Inc.	9,323	765,325
Illinois Tool Works, Inc.	32,846	3,014,934
Ingersoll-Rand PLC	25,658	1,729,862
Jacobs Engineering Group, Inc.*	12,206	495,808
Joy Global, Inc.	9,359	338,796
Kansas City Southern	10,772	982,406
L-3 Communications Hldgs., Inc.	8,035	911,008
Lockheed Martin Corp.	25,935	4,821,317
Masco Corp.	34,087	909,100
Nielsen Holdings	35,862	1,605,542
Norfolk Southern Corp.	29,528	2,579,566
Northrop Grumman Corp.	18,821	2,985,575
PACCAR, Inc.	34,480	2,200,169
Pall Corp.	10,383	1,292,164
Parker Hannifin Corp.	13,461	1,565,918
Pentair PLC	17,375	1,194,531
Pitney Bowes, Inc.	19,884	413,786
Precision Castparts Corp.	13,413	2,680,856
Quanta Services, Inc.*	20,740	597,727
Raytheon Co.	29,626	2,834,616
Republic Services, Inc.	24,184	947,287
Robert Half Int’l., Inc.	12,989	720,890
Robinson (C.H.) Worldwide, Inc.	14,027	875,145
Rockwell Automation, Inc.	13,027	1,623,685
Rockwell Collins, Inc.	12,895	1,190,853
Roper Technologies, Inc.	9,756	1,682,520
Ryder System, Inc.	5,250	458,693
Snap-on, Inc.	5,684	905,177
Southwest Airlines Co.	64,960	2,149,526
Stanley Black & Decker, Inc.	14,842	1,561,972
Stericycle, Inc.*	8,199	1,097,928
Textron, Inc.	26,991	1,204,608
The ADT Corp.	16,574	556,389
Tyco International PLC	40,894	1,573,601
Union Pacific Corp.	84,929	8,099,679
United Parcel Service, Inc. Cl B	67,406	6,532,315
United Rentals, Inc.*	9,424	825,731
United Technologies Corp.	80,303	8,908,012
Waste Management, Inc.	41,400	1,918,890
Xylem, Inc.	17,734	657,399

		179,070,952

INFORMATION TECHNOLOGY (19.1%)
Accenture Ltd. Cl A	60,711	5,875,611
Adobe Systems, Inc.*	46,024	3,728,404
Akamai Technologies, Inc.*	17,366	1,212,494
Alliance Data Systems Corp.*	6,034	1,761,566
Altera Corp.	29,320	1,501,184
Amphenol Corp. Cl A	29,985	1,738,230
Analog Devices, Inc.	30,341	1,947,437
Apple, Inc.	559,072	70,121,602
Applied Materials, Inc.	119,109	2,289,275
Autodesk, Inc.*	22,150	1,109,161
Automatic Data Processing, Inc.	45,564	3,655,600
Avago Technologies Ltd.	24,915	3,311,951
Broadcom Corp. Cl A	52,841	2,720,783
CA, Inc.	31,002	908,049
Cisco Systems, Inc.	493,501	13,551,537
Citrix Systems, Inc.*	15,675	1,099,758
Cognizant Technology Solutions*	59,205	3,616,833
Computer Sciences Corp.	13,420	880,889
Corning, Inc.	122,501	2,416,945
eBay, Inc.*	107,228	6,459,415
Electronic Arts, Inc.*	30,078	2,000,187
EMC Corp.	188,415	4,972,272
F5 Networks, Inc.*	7,017	844,496
Facebook, Inc. Cl A*	204,353	17,526,335
Fidelity Nat’l. Information Svcs., Inc.	27,525	1,701,045
First Solar, Inc.*	7,344	345,021
Fiserv, Inc.*	23,083	1,911,965
FLIR Systems, Inc.	13,871	427,504
Google, Inc. Cl A*	27,781	15,002,851
Google, Inc. Cl C*	27,840	14,490,873
Harris Corp.	11,960	919,844
Hewlett-Packard Co.	175,093	5,254,541
Int’l. Business Machines Corp.	88,918	14,463,402
Intel Corp.	460,344	14,001,363
Intuit, Inc.	26,816	2,702,248
Juniper Networks, Inc.	33,893	880,201
KLA-Tencor Corp.	15,616	877,775
Lam Research Corp.	15,389	1,251,895
Linear Technology Corp.	23,192	1,025,782
MasterCard, Inc. Cl A	94,061	8,792,822
Microchip Technology, Inc.	19,657	932,233
Micron Technology, Inc.*	104,765	1,973,773
Microsoft Corp.	784,783	34,648,169
Motorola Solutions, Inc.	18,057	1,035,388
NetApp, Inc.	30,149	951,502
NVIDIA Corp.	49,712	999,708
Oracle Corp.	309,205	12,460,962
Paychex, Inc.	31,654	1,483,940
Qorvo, Inc.*	14,603	1,172,183
QUALCOMM, Inc.	158,140	9,904,308
Red Hat, Inc.*	17,832	1,353,984
Salesforce.com, inc.*	59,065	4,112,696
SanDisk Corp.	20,071	1,168,534
Seagate Technology PLC	30,890	1,467,275
Skyworks Solutions, Inc.	18,511	1,926,995
Symantec Corp.	66,142	1,537,802
TE Connectivity Ltd.	39,398	2,533,291
Teradata Corp.*	13,976	517,112
Texas Instruments, Inc.	100,914	5,198,080
Total System Services, Inc.	15,848	661,971
VeriSign, Inc.*	10,126	624,977
Visa, Inc. Cl A	187,535	12,592,975
Western Digital Corp.	21,045	1,650,349

Western Union Co.	50,400	1,024,632
Xerox Corp.	101,171	1,076,459
Xilinx, Inc.	25,055	1,106,429
Yahoo!, Inc.*	84,869	3,334,503

		346,749,376

MATERIALS (3.1%)
Air Products & Chemicals, Inc.	18,804	2,572,951
Airgas, Inc.	6,647	703,120
Alcoa, Inc.	118,951	1,326,304
Allegheny Technologies, Inc.	10,793	325,949
Avery Dennison Corp.	8,709	530,726
Ball Corp.	13,364	937,485
CF Industries Hldgs., Inc.	22,918	1,473,169
Dow Chemical Co.	105,154	5,380,730
Du Pont (E.I.) de Nemours & Co.	87,846	5,617,755
Eastman Chemical Co.	14,475	1,184,345
Ecolab, Inc.	26,053	2,945,813
FMC Corp.	13,029	684,674
Freeport-McMoRan Copper & Gold, Inc.	101,139	1,883,208
Int’l. Flavors & Fragrances, Inc.	7,858	858,801
International Paper Co.	40,957	1,949,144
LyondellBasell Inds. N.V. Cl A	38,152	3,949,495
Martin Marietta Materials, Inc.	6,044	855,286
MeadWestvaco Corp.*	32,515	1,534,383
Monsanto Co.	46,220	4,926,590
Newmont Mining Corp.	51,626	1,205,983
Nucor Corp.	31,157	1,373,089
Owens-Illinois, Inc.*	15,847	363,530
PPG Industries, Inc.	26,385	3,026,887
Praxair, Inc.	28,048	3,353,138
Sealed Air Corp.	20,417	1,049,025
Sherwin-Williams Co.	7,695	2,116,279
Sigma-Aldrich Corp.	11,606	1,617,296
The Mosaic Co.	30,276	1,418,431
Vulcan Materials Co.	12,884	1,081,354

		56,244,940

TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc.	504,021	17,902,826
CenturyLink, Inc.	54,490	1,600,916
Frontier Communications Corp.	112,703	557,880
Level 3 Communications, Inc.*	28,619	1,507,363
Verizon Communications, Inc.	395,754	18,446,094

		40,015,079

UTILITIES (2.8%)
AES Corp.	66,937	887,585
AGL Resources, Inc.	11,592	539,724
Ameren Corp.	23,583	888,607
American Electric Power Co., Inc.	47,410	2,511,308
CenterPoint Energy, Inc.	41,586	791,382
CMS Energy Corp.	26,602	847,008
Consolidated Edison, Inc.	28,556	1,652,821
Dominion Resources, Inc.	57,557	3,848,837
DTE Energy Co.	17,448	1,302,319
Duke Energy Corp.	67,065	4,736,130
Edison International	31,502	1,750,881
Entergy Corp.	17,411	1,227,476
Eversource Energy	30,752	1,396,448
Exelon Corp.	83,834	2,634,064
FirstEnergy Corp.	41,119	1,338,423
NextEra Energy, Inc.	43,019	4,217,153
NiSource, Inc.	30,968	1,411,831
NRG Energy, Inc.	32,760	749,549
Pepco Hldgs., Inc.	24,301	654,669
PG&E Corp.	46,772	2,296,505
Pinnacle West Capital Corp.	10,646	605,651

PPL Corp.	64,879	1,911,984
Public Svc. Enterprise Group, Inc.	48,999	1,924,681
SCANA Corp.	14,058	712,038
Sempra Energy	22,575	2,233,571
Southern Co.	88,121	3,692,270
TECO Energy, Inc.	22,884	404,131
WEC Energy Group, Inc.	8,599	386,685
Wisconsin Energy Corp.*	22,046	991,409
Xcel Energy, Inc.	48,952	1,575,275

		50,120,415

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,098,600,754) 97.5%		1,769,438,051

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	0.07	11/19/15	7,900,000	7,897,803
U.S. Treasury Bill (1)	A-1+	0.12	01/07/16	1,000,000	999,367

					8,897,170

COMMERCIAL PAPER (1.9%)
Air Products & Chemicals†	A-1	0.10	07/22/15	4,000,000	3,999,767
EMC Corp.†	A-1	0.11	07/17/15	4,000,000	3,999,804
Nestle Finance	A-1+	0.03	08/12/15	12,200,000	12,199,573
Private Export Funding Corp.†	A-1	0.13	08/11/15	400,000	399,941
Toyota Motor Credit Corp.	A-1+	0.13	07/24/15	3,500,000	3,499,709
Toyota Motor Credit Corp.	A-1+	0.14	08/04/15	10,000,000	9,998,678

					34,097,472

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $42,994,642) 2.4%					42,994,642

TOTAL INVESTMENTS (Cost: $1,141,595,396) 99.9%					1,812,432,693

OTHER NET ASSETS 0.1%					2,375,388

NET ASSETS 100.0%					$1,814,808,081

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.7%)
Amazon.com, Inc.*	3,471	1,506,726
AutoNation, Inc.*	697	43,897
AutoZone, Inc.*	289	192,734
Bed Bath & Beyond, Inc.*	1,557	107,402
Best Buy Co., Inc.	2,674	87,199
BorgWarner, Inc.	2,068	117,545
Cablevision Systems Corp. Cl A	2,019	48,335
CarMax, Inc.*	1,893	125,336
Carnival Corp.	4,096	202,301
CBS Corp. Cl B	4,103	227,717
Chipotle Mexican Grill, Inc.*	283	171,212
Coach, Inc.	2,520	87,217
Comcast Corp. Cl A	22,855	1,374,500
D.R. Horton, Inc.	3,046	83,339
Darden Restaurants, Inc.	1,132	80,463
Delphi Automotive PLC	2,619	222,851
DIRECTV*	4,568	423,865
Discovery Communications, Inc. Cl A*	1,355	45,067
Discovery Communications, Inc. Cl C*	2,357	73,256
Disney (Walt) Co.	14,178	1,618,277
Dollar General Corp.	2,696	209,587
Dollar Tree, Inc.*	1,865	147,316
Expedia, Inc.	900	98,415
Family Dollar Stores, Inc.*	880	69,353
Ford Motor Co.	36,092	541,746
Fossil Group, Inc.*	382	26,496
GameStop Corp. Cl A	985	42,316
Gap, Inc.	2,402	91,684
Garmin Ltd.	1,096	48,147
General Motors Co.	12,273	409,059
Genuine Parts Co.	1,379	123,462
Goodyear Tire & Rubber Co.	2,470	74,471
H&R Block, Inc.	2,522	74,777
Hanesbrands, Inc.	3,653	121,718
Harley-Davidson, Inc.	1,904	107,290
Harman Int’l. Industries, Inc.	651	77,430
Hasbro, Inc.	1,014	75,837
Home Depot, Inc.	11,811	1,312,556
Interpublic Group of Cos., Inc.	3,786	72,956
Johnson Controls, Inc.	5,962	295,298
Kohl’s Corp.	1,805	113,011
L Brands, Inc.	2,234	191,521
Leggett & Platt, Inc.	1,252	60,947
Lennar Corp. Cl A	1,619	82,634
Lowe’s Cos., Inc.	8,470	567,241
Macy’s, Inc.	3,061	206,526
Marriott International, Inc. Cl A	1,874	139,407
Mattel, Inc.	3,088	79,331
McDonald’s Corp.	8,708	827,870
Michael Kors Hldgs. Ltd.*	1,807	76,057
Mohawk Industries, Inc.*	568	108,431
Netflix, Inc.*	551	361,974
Newell Rubbermaid, Inc.	2,455	100,925
News Corp. Cl A*	4,566	66,618
NIKE, Inc. Cl B	6,328	683,551
Nordstrom, Inc.	1,284	95,658

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

O’Reilly Automotive, Inc.*	921	208,128
Omnicom Group, Inc.	2,223	154,476
Priceline Group Inc.*	471	542,300
Pulte Homes, Inc.	2,960	59,644
PVH Corp.	751	86,515
Ralph Lauren Corp.	549	72,666
Ross Stores, Inc.	3,767	183,114
Royal Caribbean Cruises Ltd.	1,496	117,720
Scripps Networks Interactive, Inc. Cl A	856	55,957
Staples, Inc.	5,803	88,844
Starbucks Corp.	13,622	730,344
Starwood Hotels & Resorts	1,562	126,663
Target Corp.	5,811	474,352
TEGNA, Inc.	2,054	65,872
Tiffany & Co.	1,023	93,911
Time Warner Cable, Inc.	2,565	457,006
Time Warner, Inc.	7,499	655,488
TJX Cos., Inc.	6,185	409,261
Tractor Supply Co.	1,245	111,975
TripAdvisor, Inc.*	1,013	88,273
Twenty-First Century Fox, Inc. Cl A	16,085	523,490
Under Armour, Inc. Cl A*	1,525	127,246
Urban Outfitters, Inc.*	871	30,485
V.F. Corp.	3,101	216,264
Viacom, Inc. Cl B	3,257	210,532
Whirlpool Corp.	718	124,250
Wyndham Worldwide Corp.	1,085	88,872
Wynn Resorts Ltd.	743	73,312
Yum! Brands, Inc.	3,930	354,014

		21,151,829

CONSUMER STAPLES (4.9%)
Altria Group, Inc.	17,862	873,630
Archer-Daniels-Midland Co.	5,634	271,671
Brown-Forman Corp. Cl B	1,424	142,656
Campbell Soup Co.	1,623	77,336
Clorox Co.	1,194	124,200
Coca-Cola Co.	35,637	1,398,040
Coca-Cola Enterprises, Inc.	1,966	85,403
Colgate-Palmolive Co.	7,729	505,554
ConAgra Foods, Inc.	3,872	169,284
Constellation Brands, Inc. Cl A	1,542	178,903
Costco Wholesale Corp.	3,998	539,970
CVS Health Corp.	10,256	1,075,649
Dr. Pepper Snapple Group, Inc.	1,753	127,794
Estee Lauder Cos., Inc. Cl A	2,023	175,313
General Mills, Inc.	5,426	302,337
Hershey Co.	1,329	118,055
Hormel Foods Corp.	1,219	68,715
J.M. Smucker Co.	886	96,051
Kellogg Co.	2,267	142,141
Keurig Green Mountain, Inc.	1,060	81,228
Kimberly-Clark Corp.	3,305	350,231
Kraft Foods Group, Inc.*	5,391	458,990
Kroger Co.	4,445	322,307
McCormick & Co., Inc.	1,162	94,064
Mead Johnson Nutrition Co.	1,834	165,463
Molson Coors Brewing Co. Cl B	1,454	101,504
Mondelez International, Inc. Cl A	14,794	608,625
Monster Beverage Corp.*	1,335	178,917
PepsiCo, Inc.	13,407	1,251,409
Philip Morris Int’l., Inc.	14,071	1,128,072

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Proctor & Gamble Co.	24,643	1,928,068
Reynolds American, Inc.	3,779	282,134
Sysco Corp.	5,416	195,518
Tyson Foods, Inc. Cl A	2,655	113,183
Wal-Mart Stores, Inc.	14,345	1,017,491
Walgreens Boots Alliance, Inc.	7,929	669,525
Whole Foods Market, Inc.	3,243	127,904

		15,547,335

ENERGY (4.1%)
Anadarko Petroleum Corp.	4,620	360,637
Apache Corp.	3,420	197,095
Baker Hughes, Inc.	3,961	244,394
Cabot Oil & Gas Corp.	3,751	118,307
Cameron International Corp.*	1,747	91,490
Chesapeake Energy Corp.	4,728	52,812
Chevron Corp.	17,082	1,647,901
Cimarex Energy Co.	857	94,536
ConocoPhillips	11,199	687,731
CONSOL Energy, Inc.	2,112	45,915
Devon Energy Corp.	3,518	209,286
Diamond Offshore Drilling, Inc.	620	16,002
Ensco PLC Cl A	2,143	47,725
EOG Resources, Inc.	4,983	436,262
EQT Corp.	1,381	112,331
Exxon Mobil Corp.	37,998	3,161,434
FMC Technologies, Inc.*	2,100	87,129
Halliburton Co.	7,751	333,836
Helmerich & Payne, Inc.	982	69,152
Hess Corp.	2,210	147,805
Kinder Morgan, Inc.	15,757	604,911
Marathon Oil Corp.	6,159	163,460
Marathon Petroleum Corp.	4,948	258,830
Murphy Oil Corp.	1,512	62,854
National Oilwell Varco, Inc.	3,538	170,815
Newfield Exploration Co.*	1,502	54,252
Noble Corp. PLC	2,170	33,396
Noble Energy, Inc.	3,522	150,319
Occidental Petroleum Corp.	6,973	542,290
ONEOK, Inc.	1,907	75,288
Phillips 66	4,934	397,483
Pioneer Natural Resources Co.	1,352	187,509
Range Resources Corp.	1,529	75,502
Schlumberger Ltd.	11,544	994,977
Southwestern Energy Co.*	3,517	79,941
Spectra Energy Corp.	6,087	198,436
Tesoro Corp.	1,138	96,059
Transocean Ltd.	3,109	50,117
Valero Energy Corp.	4,633	290,026
Williams Cos., Inc.	6,118	351,112

		12,999,357

FINANCIALS (8.7%)
ACE Ltd.	2,972	302,193
Affiliated Managers Group, Inc.*	499	109,081
Aflac, Inc.	3,940	245,068
Allstate Corp.	3,711	240,733
American Express Co.	7,945	617,485
American Int’l. Group, Inc.	12,107	748,455
American Tower Corp.	3,840	358,234
Ameriprise Financial, Inc.	1,644	205,385
Aon PLC	2,557	254,882
Apartment Investment & Management Co. Cl A	1,416	52,293

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Assurant, Inc.	621	41,607
AvalonBay Communities, Inc.	1,203	192,324
Bank of America Corp.	95,399	1,623,691
Bank of New York Mellon Corp.	10,189	427,632
BB&T Corp.	6,639	267,618
Berkshire Hathaway, Inc. Cl B*	16,573	2,255,751
BlackRock, Inc.	1,155	399,607
Boston Properties, Inc.	1,395	168,851
Capital One Financial Corp.	4,962	436,507
CBRE Group, Inc.*	2,528	93,536
Charles Schwab Corp.	10,501	342,858
Chubb Corp.	2,090	198,843
Cincinnati Financial Corp.	1,351	67,793
Citigroup, Inc.	27,561	1,522,470
CME Group, Inc.	2,890	268,943
Comerica, Inc.	1,620	83,138
Crown Castle Int’l. Corp.	3,058	245,557
Discover Financial Svcs.	4,027	232,036
E*Trade Financial Corp.*	2,631	78,798
Equinix, Inc.	514	130,556
Equity Residential	3,301	231,631
Essex Property Trust, Inc.	590	125,375
Fifth Third Bancorp	7,332	152,652
Franklin Resources, Inc.	3,548	173,958
General Growth Pptys., Inc.	5,733	147,109
Genworth Financial, Inc.*	4,507	34,118
Goldman Sachs Group, Inc.	3,649	761,875
Hartford Financial Svcs. Group, Inc.	3,815	158,590
HCP, Inc.	4,208	153,466
Health Care REIT, Inc.	3,188	209,228
Host Hotels & Resorts, Inc.	6,885	136,530
Hudson City Bancorp, Inc.	4,412	43,591
Huntington Bancshares, Inc.	7,394	83,626
Intercontinental Exchange, Inc.	1,013	226,517
Invesco Ltd.	3,921	146,998
Iron Mountain, Inc.	1,717	53,227
JPMorgan Chase & Co.	33,735	2,285,884
KeyCorp	7,752	116,435
Kimco Realty Corp.	3,756	84,660
Legg Mason, Inc.	883	45,501
Leucadia National Corp.	2,882	69,975
Lincoln National Corp.	2,307	136,621
Loews Corp.	2,705	104,170
M&T Bank Corp.	1,210	151,165
Marsh & McLennan Cos., Inc.	4,892	277,376
McGraw-Hill Financial, Inc.	2,487	249,819
MetLife, Inc.	10,140	567,739
Moody’s Corp.	1,624	175,327
Morgan Stanley	13,947	541,004
Nasdaq OMX Group, Inc.	1,063	51,885
Navient Corp.	3,497	63,680
Northern Trust Corp.	1,993	152,385
People’s United Financial, Inc.	2,849	46,182
Plum Creek Timber Co., Inc.	1,588	64,425
PNC Financial Svcs. Grp., Inc.	4,713	450,798
Principal Financial Grp., Inc.	2,478	127,097
Progressive Corp.	4,860	135,254
ProLogis, Inc.	4,753	176,336
Prudential Financial, Inc.	4,115	360,145
Public Storage	1,317	242,815
Realty Income Corp.	2,116	93,929

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Regions Financial Corp.	12,160	125,978
Simon Property Group, Inc.	2,826	488,955
SL Green Realty Corp	905	99,450
State Street Corp.	3,749	288,673
SunTrust Banks, Inc.	4,696	202,022
T. Rowe Price Group, Inc.	2,393	186,008
The Macerich Co.	1,280	95,488
Torchmark Corp.	1,155	67,244
Travelers Cos., Inc.	2,903	280,604
U.S. Bancorp	16,119	699,565
Unum Group	2,270	81,153
Ventas, Inc.	3,006	186,643
Vornado Realty Trust	1,596	151,508
Wells Fargo & Co.	42,572	2,394,249
Weyerhaeuser Co.	4,684	147,546
XL Group PLC	2,780	103,416
Zions Bancorporation	1,860	59,027

		27,478,552

HEALTH CARE (8.1%)
Abbott Laboratories	13,533	664,200
AbbVie, Inc.	15,621	1,049,575
Aetna, Inc.	3,173	404,431
Agilent Technologies, Inc.	3,030	116,897
Alexion Pharmaceuticals, Inc.*	2,035	367,867
Allergan PLC*	3,568	1,082,745
AmerisourceBergen Corp.	1,901	202,152
Amgen, Inc.	6,910	1,060,823
Anthem, Inc.	2,401	394,100
Bard (C.R.), Inc.	672	114,710
Baxter International, Inc.	4,940	345,454
Becton, Dickinson & Co.	1,898	268,856
BIOGEN, Inc.*	2,136	862,816
Boston Scientific Corp.*	12,186	215,692
Bristol-Myers Squibb Co.	15,152	1,008,214
Cardinal Health, Inc.	3,012	251,954
Celgene Corp.*	7,207	834,102
Cerner Corp.*	2,772	191,434
CIGNA Corp.	2,340	379,080
DaVita HealthCare Partners, Inc.*	1,567	124,529
DENTSPLY International, Inc.	1,280	65,984
Edwards Lifesciences Corp.*	974	138,727
Endo International PLC*	1,838	146,397
Express Scripts Hldg. Co.*	6,631	589,761
Gilead Sciences, Inc.	13,357	1,563,838
HCA Hldgs., Inc.*	2,627	238,321
Hospira, Inc.*	1,573	139,541
Humana, Inc.	1,358	259,758
Intuitive Surgical, Inc.*	336	162,792
Johnson & Johnson	25,205	2,456,479
Laboratory Corp. of America Hldgs.*	907	109,947
Lilly (Eli) & Co.	8,876	741,057
Mallinckrodt PLC*	1,067	125,607
McKesson Corp.	2,106	473,450
Medtronic PLC	12,958	960,188
Merck & Co., Inc.	25,685	1,462,247
Mylan N.V.*	3,730	253,118
Patterson Cos., Inc.	793	38,579
PerkinElmer, Inc.	1,042	54,851
Perrigo Co. PLC	1,329	245,639
Pfizer, Inc.	55,967	1,876,574
Quest Diagnostics, Inc.	1,308	94,856

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Regeneron Pharmaceuticals, Inc.*	686	349,949
Schein (Henry), Inc.*	762	108,295
St. Jude Medical, Inc.	2,537	185,379
Stryker Corp.	2,715	259,473
Tenet Healthcare Corp.*	915	52,960
Thermo Fisher Scientific, Inc.	3,623	470,120
UnitedHealth Group, Inc.	8,645	1,054,690
Universal Health Svcs., Inc. Cl B	825	117,233
Varian Medical Systems, Inc.*	912	76,909
Vertex Pharmaceuticals, Inc.*	2,214	273,385
Waters Corp.*	749	96,157
Zimmer Biomet Hldgs., Inc.	1,547	168,979
Zoetis, Inc.	4,550	219,401

		25,570,272

INDUSTRIALS (5.3%)
3M Co.	5,769	890,157
Allegion PLC	860	51,720
American Airlines Group, Inc.	6,303	251,710
AMETEK, Inc.	2,193	120,133
Boeing Co.	5,843	810,541
Caterpillar, Inc.	5,491	465,747
Cintas Corp.	867	73,340
CSX Corp.	8,957	292,446
Cummins, Inc.	1,522	199,671
Danaher Corp.	5,605	479,732
Deere & Co.	3,034	294,450
Delta Air Lines, Inc.	7,452	306,128
Dover Corp.	1,461	102,533
Dun & Bradstreet Corp.	331	40,382
Eaton Corp. PLC	4,241	286,225
Emerson Electric Co.	6,085	337,292
Equifax, Inc.	1,081	104,954
Expeditors Int’l. of Wash.	1,723	79,439
Fastenal Co.	2,470	104,185
FedEx Corp.	2,395	408,108
Flowserve Corp.	1,236	65,088
Fluor Corp.	1,343	71,192
General Dynamics Corp.	2,834	401,549
General Electric Co.	91,552	2,432,537
Grainger (W.W.), Inc.	539	127,554
Honeywell International, Inc.	7,097	723,681
Hunt (J.B.) Transport Svcs., Inc.	883	72,485
Illinois Tool Works, Inc.	3,076	282,346
Ingersoll-Rand PLC	2,402	161,943
Jacobs Engineering Group, Inc.*	1,144	46,469
Joy Global, Inc.	877	31,747
Kansas City Southern	1,008	91,930
L-3 Communications Hldgs., Inc.	752	85,262
Lockheed Martin Corp.	2,429	451,551
Masco Corp.	3,192	85,131
Nielsen Holdings	3,359	150,382
Norfolk Southern Corp.	2,766	241,638
Northrop Grumman Corp.	1,763	279,665
PACCAR, Inc.	3,228	205,979
Pall Corp.	972	120,965
Parker Hannifin Corp.	1,261	146,692
Pentair PLC	1,628	111,925
Pitney Bowes, Inc.	1,862	38,748
Precision Castparts Corp.	1,257	251,237
Quanta Services, Inc.*	1,942	55,968
Raytheon Co.	2,775	265,512

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Republic Services, Inc.	2,265	88,720
Robert Half Int’l., Inc.	1,217	67,544
Robinson (C.H.) Worldwide, Inc.	1,314	81,980
Rockwell Automation, Inc.	1,220	152,061
Rockwell Collins, Inc.	1,207	111,466
Roper Technologies, Inc.	913	157,456
Ryder System, Inc.	491	42,899
Snap-on, Inc.	532	84,721
Southwest Airlines Co.	6,084	201,320
Stanley Black & Decker, Inc.	1,390	146,284
Stericycle, Inc.*	768	102,843
Textron, Inc.	2,527	112,780
The ADT Corp.	1,552	52,101
Tyco International PLC	3,829	147,340
Union Pacific Corp.	7,954	758,573
United Parcel Service, Inc. Cl B	6,312	611,696
United Rentals, Inc.*	882	77,281
United Technologies Corp.	7,520	834,194
Waste Management, Inc.	3,876	179,653
Xylem, Inc.	1,660	61,536

		16,770,517

INFORMATION TECHNOLOGY (10.2%)
Accenture Ltd. Cl A	5,686	550,291
Adobe Systems, Inc.*	4,310	349,153
Akamai Technologies, Inc.*	1,626	113,527
Alliance Data Systems Corp.*	566	165,238
Altera Corp.	2,745	140,544
Amphenol Corp. Cl A	2,808	162,780
Analog Devices, Inc.	2,841	182,350
Apple, Inc.	52,355	6,566,621
Applied Materials, Inc.	11,154	214,380
Autodesk, Inc.*	2,074	103,856
Automatic Data Processing, Inc.	4,267	342,341
Avago Technologies Ltd.	2,333	310,126
Broadcom Corp. Cl A	4,948	254,773
CA, Inc.	2,903	85,029
Cisco Systems, Inc.	46,215	1,269,064
Citrix Systems, Inc.*	1,467	102,925
Cognizant Technology Solutions*	5,544	338,683
Computer Sciences Corp.	1,257	82,509
Corning, Inc.	11,472	226,343
eBay, Inc.*	10,041	604,870
Electronic Arts, Inc.*	2,817	187,331
EMC Corp.	17,645	465,652
F5 Networks, Inc.*	657	79,070
Facebook, Inc. Cl A*	19,136	1,641,199
Fidelity Nat’l. Information Svcs., Inc.	2,578	159,320
First Solar, Inc.*	687	32,275
Fiserv, Inc.*	2,162	179,078
FLIR Systems, Inc.	1,299	40,035
Google, Inc. Cl A*	2,601	1,404,644
Google, Inc. Cl C*	2,607	1,356,975
Harris Corp.	1,120	86,139
Hewlett-Packard Co.	16,397	492,074
Int’l. Business Machines Corp.	8,327	1,354,470
Intel Corp.	43,109	1,311,160
Intuit, Inc.	2,511	253,033
Juniper Networks, Inc.	3,174	82,429
KLA-Tencor Corp.	1,463	82,235
Lam Research Corp.	1,442	117,307
Linear Technology Corp.	2,171	96,023

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

MasterCard, Inc. Cl A	8,809	823,465
Microchip Technology, Inc.	1,840	87,262
Micron Technology, Inc.*	9,810	184,820
Microsoft Corp.	73,492	3,244,672
Motorola Solutions, Inc.	1,691	96,962
NetApp, Inc.	2,824	89,125
NVIDIA Corp.	4,656	93,632
Oracle Corp.	28,956	1,166,927
Paychex, Inc.	2,964	138,952
Qorvo, Inc.*	1,368	109,809
QUALCOMM, Inc.	14,810	927,550
Red Hat, Inc.*	1,669	126,727
Salesforce.com, inc.*	5,531	385,124
SanDisk Corp.	1,880	109,454
Seagate Technology PLC	2,893	137,418
Skyworks Solutions, Inc.	1,733	180,405
Symantec Corp.	6,193	143,987
TE Connectivity Ltd.	3,689	237,203
Teradata Corp.*	1,309	48,433
Texas Instruments, Inc.	9,451	486,821
Total System Services, Inc.	1,485	62,028
VeriSign, Inc.*	949	58,572
Visa, Inc. Cl A	17,562	1,179,288
Western Digital Corp.	1,970	154,487
Western Union Co.	4,720	95,958
Xerox Corp.	9,474	100,803
Xilinx, Inc.	2,347	103,644
Yahoo!, Inc.*	7,947	312,238

		32,471,618

MATERIALS (1.7%)
Air Products & Chemicals, Inc.	1,760	240,821
Airgas, Inc.	622	65,795
Alcoa, Inc.	11,139	124,200
Allegheny Technologies, Inc.	1,010	30,502
Avery Dennison Corp.	816	49,727
Ball Corp.	1,251	87,758
CF Industries Hldgs., Inc.	2,147	138,009
Dow Chemical Co.	9,848	503,922
Du Pont (E.I.) de Nemours & Co.	8,226	526,056
Eastman Chemical Co.	1,355	110,866
Ecolab, Inc.	2,440	275,891
FMC Corp.	1,220	64,111
Freeport-McMoRan Copper & Gold, Inc.	9,471	176,350
Int’l. Flavors & Fragrances, Inc.	735	80,328
International Paper Co.	3,835	182,508
LyondellBasell Inds. N.V. Cl A	3,573	369,877
Martin Marietta Materials, Inc.	566	80,095
MeadWestvaco Corp.*	3,044	143,646
Monsanto Co.	4,329	461,428
Newmont Mining Corp.	4,835	112,946
Nucor Corp.	2,917	128,552
Owens-Illinois, Inc.*	1,484	34,043
PPG Industries, Inc.	2,470	283,358
Praxair, Inc.	2,626	313,938
Sealed Air Corp.	1,911	98,187
Sherwin-Williams Co.	721	198,289
Sigma-Aldrich Corp.	1,086	151,334
The Mosaic Co.	2,835	132,820
Vulcan Materials Co.	1,206	101,220

		5,266,577

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

TELECOMMUNICATION SERVICES (1.2%)
AT&T, Inc.	47,199	1,676,508
CenturyLink, Inc.	5,103	149,926
Frontier Communications Corp.	10,554	52,242
Level 3 Communications, Inc.*	2,680	141,156
Verizon Communications, Inc.	37,061	1,727,413

		3,747,245

UTILITIES (1.5%)
AES Corp.	6,268	83,114
AGL Resources, Inc.	1,085	50,518
Ameren Corp.	2,208	83,197
American Electric Power Co., Inc.	4,439	235,134
CenterPoint Energy, Inc.	3,894	74,103
CMS Energy Corp.	2,492	79,345
Consolidated Edison, Inc.	2,674	154,771
Dominion Resources, Inc.	5,390	360,429
DTE Energy Co.	1,634	121,962
Duke Energy Corp.	6,281	443,564
Edison International	2,950	163,961
Entergy Corp.	1,631	114,986
Eversource Energy	2,879	130,735
Exelon Corp.	7,850	246,647
FirstEnergy Corp.	3,850	125,318
NextEra Energy, Inc.	4,028	394,865
NiSource, Inc.	2,900	132,211
NRG Energy, Inc.	3,067	70,173
Pepco Hldgs., Inc.	2,276	61,315
PG&E Corp.	4,380	215,058
Pinnacle West Capital Corp.	997	56,719
PPL Corp.	6,075	179,030
Public Svc. Enterprise Group, Inc.	4,588	180,217
SCANA Corp.	1,316	66,655
Sempra Energy	2,114	209,159
Southern Co.	8,252	345,759
TECO Energy, Inc.	2,143	37,845
WEC Energy Group, Inc.	805	36,218
Wisconsin Energy Corp.*	2,064	92,818
Xcel Energy, Inc.	4,584	147,513

		4,693,339

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $113,447,402) 52.4%		165,696,641

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	0.07	11/19/15	400,000	399,889
U.S. Treasury Bill (1)	A-1+	0.12	01/07/16	100,000	99,937

					499,826

COMMERCIAL PAPER (1.3%)
Toyota Motor Credit Corp.	A-1+	0.10	07/16/15	4,000,000	3,999,833

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $4,499,659) 1.5%					4,499,659

TOTAL INDEXED ASSETS (Cost: $117,947,061) 53.9%					170,196,300

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.4%)
Amazon.com, Inc.*	2,525	1,096,077
American Axle & Mfg. Hldgs., Inc.*	7,752	162,094
AutoZone, Inc.*	672	448,157
Bassett Furniture Industries, Inc.	26,345	748,461
Carmike Cinemas, Inc.*	20,460	543,008
CST Brands, Inc.	22,924	895,412
Diamond Resorts Int’l., Inc.*	47,199	1,489,128
Discovery Communications, Inc. Cl A*	3,916	130,246
Discovery Communications, Inc. Cl C*	3,916	121,709
Disney (Walt) Co.	11,631	1,327,562
Dollar Tree, Inc.*	2,856	225,595
Drew Industries, Inc.	4,082	236,838
Eros International PLC*	15,328	385,040
Five Below, Inc.*	8,578	339,088
Ford Motor Co.	17,022	255,500
FTD Companies, Inc.*	4,703	132,578
General Motors Co.	8,284	276,106
Haverty Furniture Cos., Inc.	13,472	291,265
Home Depot, Inc.	7,891	876,927
Houghton Mifflin Harcourt Co.*	38,402	967,730
HSN, Inc.	3,189	223,836
Intrawest Resorts Hldgs., Inc.*	31,622	367,448
Johnson Controls, Inc.	4,249	210,453
Macy’s, Inc.	8,136	548,936
McDonald’s Corp.	6,647	631,930
Panera Bread Co. Cl A*	1,236	216,016
Performance Sports Group Ltd.*	11,360	204,480
Popeyes Louisiana Kitchen, Inc.*	4,842	290,472
Priceline Group Inc.*	261	300,508
Red Robin Gourmet Burgers, Inc.*	4,893	419,917
Ruby Tuesday, Inc.*	33,036	207,136
Select Comfort Corp.*	23,459	705,412
Sotheby’s	3,256	147,301
Stage Stores, Inc.	5,650	99,045
Starbucks Corp.	17,079	915,691
Steve Madden Ltd.*	8,639	369,576
Target Corp.	7,994	652,550
The Men’s Wearhouse, Inc.	10,656	682,730
Time Warner Cable, Inc.	4,346	774,327
Time Warner, Inc.	7,314	639,317
Viacom, Inc. Cl B	5,192	335,611
Vista Outdoor, Inc.*	5,892	264,551

		20,155,764

CONSUMER STAPLES (2.5%)
Boston Beer Co., Inc. Cl A*	585	135,714
Coca-Cola Co.	11,096	435,296
Colgate-Palmolive Co.	6,181	404,299
Constellation Brands, Inc. Cl A	6,619	767,936
Crimson Wine Group Ltd.*	38,623	361,125
Estee Lauder Cos., Inc. Cl A	5,961	516,580
Farmer Brothers Co.*	12,471	293,069
Mead Johnson Nutrition Co.	2,488	224,467
Mondelez International, Inc. Cl A	9,124	375,361
PepsiCo, Inc.	7,201	672,141
Philip Morris Int’l., Inc.	4,812	385,778
Proctor & Gamble Co.	12,566	983,164
Sysco Corp.	8,886	320,785
Tyson Foods, Inc. Cl A	7,508	320,066
United Natural Foods, Inc.*	2,415	153,787
Vector Group Ltd.	11,168	262,001
Village Super Market, Inc. Cl A	6,716	212,830
Wal-Mart Stores, Inc.	10,119	717,741
WD-40 Co.	3,920	341,667

		7,883,807

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

ENERGY (2.4%)
Anadarko Petroleum Corp.	5,670	442,600
Apache Corp.	3,838	221,184
Bonanza Creek Energy, Inc.*	8,039	146,712
C&J Energy Services Ltd.*	8,050	106,260
Carrizo Oil and Gas, Inc.*	7,669	377,621
Chevron Corp.	5,132	495,084
Denbury Resources, Inc.	12,742	81,039
EOG Resources, Inc.	5,554	486,253
Exxon Mobil Corp.	20,720	1,723,904
Gulf Coast Ultra Deep Royalty Trust*	70,148	49,104
Halliburton Co.	12,768	549,918
Helix Energy Solutions Group*	4,360	55,067
Hess Corp.	3,711	248,192
Matador Resources Co.*	7,635	190,875
Matrix Service Co.*	3,630	66,356
National Oilwell Varco, Inc.	5,743	277,272
Noble Energy, Inc.	9,828	419,459
Occidental Petroleum Corp.	6,043	469,964
PBF Energy, Inc.	18,938	538,218
PDC Energy, Inc.*	3,520	188,813
Range Resources Corp.	3,222	159,102
Synergy Resources Corp.*	17,108	195,544
Targa Resources Corp.*	2,042	182,187

		7,670,728

FINANCIALS (8.4%)
Agree Realty Corp.	2,408	70,241
Alexander’s, Inc.	313	128,330
American Int’l. Group, Inc.	11,806	729,847
Aon PLC	3,744	373,202
Ashford Hospitality Trust, Inc.	11,468	97,019
Aspen Insurance Hldgs. Ltd.	6,225	298,178
BancFirst Corp.	4,591	300,481
Bank of America Corp.	42,771	727,962
Bank of Marin Bancorp	3,772	191,882
Banner Corp.	7,537	361,248
Berkshire Hathaway, Inc. Cl B*	4,800	653,328
Brookline Bancorp, Inc.	28,465	321,370
Bryn Mawr Bank Corp.	8,112	244,658
Capital One Financial Corp.	11,507	1,012,271
Charter Financial Corp.	13,887	172,338
Chatham Lodging Trust	12,107	320,472
Chesapeake Lodging Trust	17,786	542,118
Citigroup, Inc.	11,256	621,781
Columbia Banking System, Inc.	2,957	96,221
Comerica, Inc.	8,127	417,078
Customers Bancorp, Inc.*	10,414	280,032
Dime Community Bancshares	13,342	226,013
Eagle Bancorp, Inc.*	4,763	209,381
Easterly Government Pptys.	12,070	192,154
EastGroup Properties, Inc.	1,887	106,106
Ellington Financial LLC	24,970	462,195
Enterprise Financial Svcs. Corp.	8,738	198,964
Equity Lifestyle Properties, Inc.	4,891	257,169
FBR & Co.*	3,996	92,467
FelCor Lodging Trust, Inc.	44,851	443,128
First Connecticut Bancorp, Inc.	4,683	74,319
First Interstate BancSytem, Inc.	9,196	255,097

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Flushing Financial Corp.	8,390	176,274
Forest City Enterprises, Inc. Cl A*	20,922	462,376
Franklin Resources, Inc.	4,479	219,605
Glacier Bancorp, Inc.	10,795	317,589
Goldman Sachs Group, Inc.	3,950	824,721
Hanmi Financial Corp.	6,068	150,729
Heritage Financial Corp.	17,365	310,313
Highwoods Properties, Inc.	8,778	350,681
Host Hotels & Resorts, Inc.	16,139	320,036
Investors Bancorp, Inc.	57,381	705,787
iShares Micro-Cap ETF	2,556	208,391
iShares Russell 2000 Value ETF	1,720	175,371
Janus Capital Group, Inc.	12,163	208,231
JPMorgan Chase & Co.	25,475	1,726,186
Marlin Business Svcs. Corp.	13,515	228,133
MB Financial, Inc.	5,814	200,234
Meadowbrook Insurance Group, Inc.*	37,666	323,928
MetLife, Inc.	11,672	653,515
Northfield Bancorp, Inc.	20,934	315,057
Parkway Properties, Inc.	10,410	181,550
Pennsylvania REIT	12,349	263,528
PNC Financial Svcs. Grp., Inc.	5,040	482,076
Primerica, Inc.	4,796	219,129
PrivateBancorp, Inc.	9,198	366,264
Prosperity Bancshares, Inc.	4,246	245,164
QTS Realty Trust, Inc.	7,375	268,819
Sabra Health Care REIT, Inc.	10,680	274,903
Safety Insurance Group, Inc.	3,979	229,628
Selective Insurance Group, Inc.	7,189	201,651
Silvercrest Asset Mgmt. Group, Inc. Cl A	13,030	183,202
Simon Property Group, Inc.	4,151	718,206
Sovran Self Storage, Inc.	1,691	146,965
Starwood Property Trust, Inc.	7,818	168,634
Stifel Financial Corp.*	4,963	286,564
Stock Yards Bancorp, Inc.	10,722	405,184
SVB Financial Group*	4,736	681,889
Symetra Financial Corp.	22,094	534,012
Terreno Realty Corp.	8,441	166,288
The GEO Group, Inc.	6,207	212,031
UMB Financial Corp.	2,901	165,415
Urstadt Biddle Pptys., Inc. Cl A	6,809	127,192
Wells Fargo & Co.	24,760	1,392,502
Zions Bancorporation	11,133	353,306

		26,628,309

HEALTH CARE (7.5%)
Abbott Laboratories	12,034	590,629
Abiomed, Inc.*	5,376	353,364
Acadia Healthcare Co., Inc.*	2,150	168,410
ACADIA Pharmaceuticals, Inc.*	6,047	253,248
Acceleron Pharma, Inc.*	3,395	107,418
Acorda Therapeutics, Inc.*	5,120	170,650
Adeptus Health, Inc. Cl A*	2,200	208,978
Agios Pharmaceuticals, Inc.*	1,310	145,593
Albany Molecular Research, Inc*	16,415	331,911
Alexion Pharmaceuticals, Inc.*	707	127,768
Allergan PLC*	2,433	738,318
Alnylam Pharmaceuticals, Inc.*	1,642	196,827
Anacor Pharmaceuticals, Inc.*	1,500	116,145
Ani Pharmaceuticals, Inc.*	1,565	97,108
Anika Therapeutics, Inc.*	5,587	184,539
BIOGEN, Inc.*	1,737	701,644

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

BioSpecifics Technologies Corp.*	4,410	227,556
bluebird bio, Inc.*	690	116,175
Cambrex Corp.*	4,558	200,279
Cardiovascular Systems, Inc.*	3,270	86,492
Catalent, Inc.*	2,671	78,340
Celgene Corp.*	10,769	1,246,350
Cempra, Inc.*	2,045	70,266
Cepheid, Inc.*	4,289	262,272
Cerner Corp.*	3,218	222,235
Computer Programs & Systems, Inc.	4,627	247,174
DexCom, Inc.*	6,567	525,229
Emergent Biosolutions, Inc.*	14,939	492,240
Ensign Group, Inc.	7,110	363,037
Entellus Medical, Inc.*	2,000	51,740
Esperion Therapeutics, Inc.*	1,580	129,181
Exact Sciences Corp.*	11,788	350,575
Express Scripts Hldg. Co.*	5,005	445,145
Gilead Sciences, Inc.	9,745	1,140,945
GW Pharmaceuticals PLC ADR*	1,614	198,264
Harvard Bioscience, Inc.*	40,748	232,264
Humana, Inc.	1,765	337,609
Insulet Corp.*	6,113	189,411
Intersect ENT, Inc.*	3,960	113,375
Isis Pharmaceuticals, Inc.*	1,675	96,396
Karyopharm Therapeutics, Inc.*	3,011	81,929
Kindred Healthcare, Inc.	5,827	118,230
Kite Pharma, Inc.*	955	58,226
Lannett Co., Inc.*	4,442	264,032
McKesson Corp.	2,165	486,714
Medicines Co.*	5,629	161,046
Medidata Solutions, Inc.*	4,573	248,405
Medtronic PLC	9,085	673,199
Merck & Co., Inc.	17,848	1,016,087
Mylan N.V.*	17,391	1,180,153
Neogen Corp.*	3,586	170,120
Neurocrine Biosciences, Inc.*	3,880	185,309
NuVasive, Inc.*	1,670	79,125
Omeros Corp.*	11,265	202,657
Omnicell, Inc.*	7,911	298,324
OSI Pharmaceuticals, Inc. - rights*	1,570	16
Pacific Biosciences of CA, Inc.*	31,732	182,777
Pacira Pharmaceuticals, Inc.*	1,893	133,873
PAREXEL International Corp.*	4,696	302,000
Pfizer, Inc.	41,817	1,402,124
PTC Therapeutics, Inc.*	1,386	66,708
QLT, Inc.*	50,717	209,461
Receptos, Inc.*	1,746	331,827
Rigel Pharmaceuticals, Inc.*	17,294	55,514
Sarepta Therapeutics, Inc.*	4,677	142,321
Sorrento Therapeutics, Inc.*	10,467	184,429
St. Jude Medical, Inc.	3,206	234,262
STAAR Surgical Co.*	16,975	163,979
Stryker Corp.	4,423	422,706
Supernus Pharmaceuticals, Inc.*	46,374	787,431
Team Health Hldgs., Inc.*	3,663	239,304
Ultragenyx Pharmaceutical, Inc.*	780	79,864
UnitedHealth Group, Inc.	4,983	607,926
Universal American Corp.*	13,229	133,877
Vertex Pharmaceuticals, Inc.*	2,148	265,235
WellCare Health Plans, Inc.*	3,785	321,082
Wright Medical Group, Inc.*	6,349	166,725

		23,572,097

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

INDUSTRIALS (5.4%)
Alaska Air Group, Inc.	7,226	465,571
Allegiant Travel Co.	1,987	353,448
Astronics Corp.*	9,047	641,342
AZZ, Inc.	16,073	832,581
Blount International, Inc.*	27,629	301,709
Boeing Co.	6,062	840,921
CEB, Inc.	4,439	386,459
Covenant Transport, Inc. Cl A*	10,590	265,385
Cummins, Inc.	4,352	570,939
Delta Air Lines, Inc.	9,877	405,747
Deluxe Corp.	5,277	327,174
Encore Wire Corp.	8,793	389,442
EnPro Industries, Inc.	10,433	596,976
Expeditors Int’l. of Wash.	7,996	368,656
FedEx Corp.	4,362	743,285
Forward Air Corp.	3,900	203,814
Generac Hldgs., Inc.*	4,925	195,769
General Electric Co.	64,724	1,719,717
Healthcare Svcs. Group, Inc.	9,642	318,668
Miller (Herman), Inc.	5,536	160,156
Miller Industries, Inc.	21,873	436,366
Mueller Industries, Inc.	26,700	927,024
Old Dominion Freight Line, Inc.*	6,303	432,417
Orbital ATK, Inc.	7,356	539,636
Precision Castparts Corp.	1,730	345,775
Roper Technologies, Inc.	8,718	1,503,506
Steelcase, Inc.	13,716	259,370
Sun Hydraulics Corp.	8,667	330,299
Teledyne Technologies, Inc.*	3,141	331,407
The Advisory Board Co.*	5,248	286,908
Trex Co., Inc.*	9,026	446,155
Tyco International PLC	7,706	296,527
Union Pacific Corp.	6,097	581,471
Uti Worldwide, Inc.*	28,734	287,053

		17,091,673

INFORMATION TECHNOLOGY (7.9%)
Aerohive Networks, Inc.*	15,678	109,432
Ambarella, Inc.*	1,858	190,798
ANADIGICS, Inc.*	72,855	53,184
Analog Devices, Inc.	4,892	313,993
Anixter International, Inc.*	2,419	157,598
Apple, Inc.	23,706	2,973,325
Ashford Hospitality Prime, Inc.	6,363	95,572
Automatic Data Processing, Inc.	5,202	417,356
Blackhawk Network Hldgs., Inc.*	4,475	184,370
Broadcom Corp. Cl A	6,114	314,810
CalAmp Corp.*	29,067	530,763
Cavium, Inc.*	5,518	379,694
Cirrus Logic, Inc.*	6,308	214,661
Cisco Systems, Inc.	23,117	634,793
comScore, Inc.*	9,579	510,178
Comverse, Inc.*	13,201	265,076
Constant Contact, Inc.*	3,670	105,549
Cornerstone OnDemand, Inc.*	2,960	103,008
Envestnet, Inc.*	2,761	111,627
Euronet Worldwide, Inc.*	3,424	211,261
F5 Networks, Inc.*	1,485	178,720
Facebook, Inc. Cl A*	8,302	712,021
FARO Technologies, Inc.*	7,700	359,590

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

FEI Company	2,687	222,833
Globant SA*	5,061	154,006
Google, Inc. Cl A*	1,157	624,826
Google, Inc. Cl C*	1,160	603,786
Guidewire Software, Inc.*	2,597	137,459
iGATE Corp.*	3,025	144,262
Imation Corp.*	24,758	100,517
Imperva, Inc.*	9,033	611,534
Intel Corp.	11,918	362,486
j2 Global, Inc.	3,130	212,652
KLA-Tencor Corp.	2,609	146,652
LogMeIn, Inc.*	8,430	543,651
Manhattan Associates, Inc.*	6,351	378,837
MasterCard, Inc. Cl A	6,601	617,061
MAXIMUS, Inc.	3,671	241,295
MaxLinear, Inc. Cl A*	30,238	365,880
Micron Technology, Inc.*	8,590	161,836
Microsoft Corp.	26,468	1,168,562
MKS Instruments, Inc.	5,697	216,144
Monolithic Power Systems, Inc.	7,611	385,954
Nanometrics, Inc.*	6,851	110,438
NeuStar, Inc. Cl A*	9,455	276,181
New Relic, Inc.*	1,300	45,747
Nimble Storage, Inc.*	7,433	208,570
Nova Measuring Instruments Ltd.*	10,616	132,700
Oracle Corp.	16,658	671,317
Plexus Corp.*	3,332	146,208
Proofpoint, Inc.*	13,782	877,500
Qlik Technologies, Inc.*	11,271	394,034
QLogic Corp.*	12,669	179,773
QUALCOMM, Inc.	9,418	589,849
Richardson Electronics Ltd.	45,433	367,099
Rogers Corp.*	8,135	538,049
Ruckus Wireless, Inc.*	30,056	310,779
Salesforce.com, inc.*	14,642	1,019,522
Semtech Corp.*	3,952	78,447
Synaptics, Inc.*	3,300	286,226
Synchronoss Technologies, Inc.*	4,100	187,493
SYNNEX Corp.	4,410	322,768
Teradata Corp.*	4,870	180,190
Texas Instruments, Inc.	5,747	296,028
Tyler Technologies, Inc.*	1,595	206,361
Verint Systems, Inc.*	4,571	277,665
Western Digital Corp.	6,955	545,411
Yahoo!, Inc.*	9,052	355,653

		25,131,620

MATERIALS (1.7%)
A. Schulman, Inc.	7,729	337,912
Ball Corp.	6,901	484,105
Boise Cascade Co.*	6,280	230,350
CF Industries Hldgs., Inc.	6,330	406,892
Dow Chemical Co.	9,280	474,858
Eastman Chemical Co.	7,281	595,731
Ferro Corp.*	14,020	235,256
FMC Corp.	2,087	109,672
Freeport-McMoRan Copper & Gold, Inc.	9,466	176,257
Horsehead Hldg. Corp.*	12,621	147,918
Kaiser Aluminum Corp.	8,481	704,601
Kraton Performance Polymers, Inc.*	10,415	248,710
Mueller Water Products, Inc. Cl A	32,680	297,388
PolyOne Corp.	6,521	255,428

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Schnitzer Steel Industries, Inc. Cl A	5,470	95,561
Silgan Hldgs., Inc.	6,218	328,062
TimkenSteel Corp.	1,909	51,524
U.S. Concrete, Inc.*	6,404	242,648

		5,422,873

TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	22,436	796,927
Consolidated Comms. Hldgs., Inc.	9,620	202,116
IDT Corp. Cl B	4,456	80,564
inContact, Inc.*	14,015	138,328
ORBCOMM, Inc.*	43,809	295,711
Shenandoah Telecommunications Co.	6,311	216,026
Verizon Communications, Inc.	9,524	443,914

		2,173,586

UTILITIES (1.1%)
Ameren Corp.	2,548	96,009
Avista Corp.	9,191	281,704
Black Hills Corp.	3,402	148,497
Dominion Resources, Inc.	7,931	530,346
Edison International	4,587	254,945
Idacorp, Inc.	5,556	311,914
Northwest Natural Gas Co.	3,927	165,641
NorthWestern Corp.	8,558	417,203
PNM Resources, Inc.	10,493	258,128
Portland General Electric Co.	6,646	220,381
PPL Corp.	5,086	149,884
Public Svc. Enterprise Group, Inc.	8,935	350,967
Sempra Energy	4,172	412,778

		3,598,397

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $97,536,812) 44.0%		139,328,854

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.0%)
Toyota Motor Credit Corp.	A-1+	0.12	07/20/15	1,000,000	999,937
Toyota Motor Credit Corp.	A-1+	0.12	07/28/15	700,000	699,937
Toyota Motor Credit Corp.	A-1+	0.14	08/10/15	1,300,000	1,299,798

					2,999,672

TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $2,999,672) 1.0%					2,999,672

TOTAL ACTIVE ASSETS (Cost: $100,536,484) 45.0%					142,328,526

TOTAL INVESTMENTS (Cost: $218,483,545) 98.9%					312,524,826

OTHER NET ASSETS 1.1%					3,451,957

NET ASSETS 100.0%					$315,976,783

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.5%)
Bassett Furniture Industries, Inc.	299,180	8,499,704
Carmike Cinemas, Inc.*	68,551	1,819,344
CST Brands, Inc.	75,404	2,945,280
Diamond Resorts Int’l., Inc.*	367,002	11,578,913
Eros International PLC*	36,523	917,458
FTD Companies, Inc.*	53,681	1,513,267
Houghton Mifflin Harcourt Co.*	291,540	7,346,808
Intrawest Resorts Hldgs., Inc.*	161,970	1,882,091
Ruby Tuesday, Inc.*	389,663	2,443,187
Select Comfort Corp.*	126,249	3,796,307
Stage Stores, Inc.	64,220	1,125,777
The Men’s Wearhouse, Inc.	70,659	4,527,122
Vista Outdoor, Inc.*	29,799	1,337,975

		49,733,233

CONSUMER STAPLES (2.6%)
Crimson Wine Group Ltd.*	430,428	4,024,502
Farmer Brothers Co.*	141,875	3,334,063
Vector Group Ltd.	132,036	3,097,565

		10,456,130

ENERGY (3.5%)
C&J Energy Services Ltd.*	91,730	1,210,836
Carrizo Oil and Gas, Inc.*	33,739	1,661,308
Denbury Resources, Inc.	138,307	879,633
Gulf Coast Ultra Deep Royalty Trust*	767,207	537,045
Helix Energy Solutions Group*	49,573	626,107
Matrix Service Co.*	43,866	801,870
PBF Energy, Inc.	214,011	6,082,193
PDC Energy, Inc.*	40,120	2,152,037

		13,951,029

FINANCIALS (36.2%)
Agree Realty Corp.	28,566	833,270
Alexander’s, Inc.	3,892	1,595,720
Ashford Hospitality Trust, Inc.	131,137	1,109,419
Aspen Insurance Hldgs. Ltd.	73,138	3,503,310
BancFirst Corp.	53,871	3,525,857
Bank of Marin Bancorp	43,392	2,207,351
Banner Corp.	88,029	4,219,230
Brookline Bancorp, Inc.	345,137	3,896,597
Bryn Mawr Bank Corp.	97,072	2,927,692
Charter Financial Corp.	158,693	1,969,380
Chatham Lodging Trust	131,481	3,480,302
Chesapeake Lodging Trust	128,246	3,908,938
Columbia Banking System, Inc.	33,849	1,101,446
Customers Bancorp, Inc.*	123,291	3,315,295
Dime Community Bancshares	155,616	2,636,135
Eagle Bancorp, Inc.*	55,493	2,439,472
Easterly Government Pptys.	137,450	2,188,204
EastGroup Properties, Inc.	21,646	1,217,155
Ellington Financial LLC	286,752	5,307,780
Enterprise Financial Svcs. Corp.	100,004	2,277,091
Equity Lifestyle Properties, Inc.	55,969	2,942,850
FBR & Co.*	46,122	1,067,263
FelCor Lodging Trust, Inc.	530,785	5,244,156
First Connecticut Bancorp, Inc.	53,507	849,156
First Interstate BancSytem, Inc.	99,810	2,768,729
Flushing Financial Corp.	96,154	2,020,196
Forest City Enterprises, Inc. Cl A*	229,701	5,076,392

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Glacier Bancorp, Inc.	122,831	3,613,688
Hanmi Financial Corp.	69,342	1,722,455
Highwoods Properties, Inc.	100,759	4,025,322
Investors Bancorp, Inc.	314,900	3,873,270
Janus Capital Group, Inc.	138,753	2,375,451
Marlin Business Svcs. Corp.	154,814	2,613,260
MB Financial, Inc.	62,790	2,162,488
Meadowbrook Insurance Group, Inc.*	472,531	4,063,767
Northfield Bancorp, Inc.	236,553	3,560,123
Parkway Properties, Inc.	117,474	2,048,747
Pennsylvania REIT	144,768	3,089,349
PrivateBancorp, Inc.	104,666	4,167,800
Prosperity Bancshares, Inc.	45,844	2,647,033
Selective Insurance Group, Inc.	81,292	2,280,241
Sovran Self Storage, Inc.	20,029	1,740,720
Stock Yards Bancorp, Inc.	126,272	4,771,819
SVB Financial Group*	54,211	7,805,300
Symetra Financial Corp.	261,025	6,308,974
Terreno Realty Corp.	97,270	1,916,219
The GEO Group, Inc.	70,081	2,393,967
UMB Financial Corp.	31,260	1,782,445
Urstadt Biddle Pptys., Inc. Cl A	76,931	1,437,071

		144,027,895

HEALTH CARE (5.6%)
Albany Molecular Research, Inc*	82,992	1,678,098
Computer Programs & Systems, Inc.	52,250	2,791,195
Emergent Biosolutions, Inc.*	31,430	1,035,619
Ensign Group, Inc.	26,017	1,328,428
Harvard Bioscience, Inc.*	405,872	2,313,470
Kindred Healthcare, Inc.	68,914	1,398,265
Pacific Biosciences of CA, Inc.*	200,108	1,152,622
QLT, Inc.*	575,250	2,375,783
Rigel Pharmaceuticals, Inc.*	197,471	633,882
Supernus Pharmaceuticals, Inc.*	252,052	4,279,843
Universal American Corp.*	155,889	1,577,597
Wright Medical Group, Inc.*	71,877	1,887,490

		22,452,292

INDUSTRIALS (14.7%)
Alaska Air Group, Inc.	82,279	5,301,236
AZZ, Inc.	100,873	5,225,221
Blount International, Inc.*	312,097	3,408,099
Deluxe Corp.	59,599	3,695,138
Encore Wire Corp.	100,144	4,435,378
EnPro Industries, Inc.	61,154	3,499,232
Miller Industries, Inc.	249,665	4,980,817
Mueller Industries, Inc.	305,921	10,621,577
Old Dominion Freight Line, Inc.*	71,803	4,926,045
Orbital ATK, Inc.	83,265	6,108,320
Steelcase, Inc.	154,898	2,929,121
Uti Worldwide, Inc.*	324,562	3,242,374

		58,372,558

INFORMATION TECHNOLOGY (9.8%)
Aerohive Networks, Inc.*	178,862	1,248,457
Anixter International, Inc.*	26,225	1,708,559
Ashford Hospitality Prime, Inc.	75,938	1,140,589
CalAmp Corp.*	128,790	2,351,705
Cirrus Logic, Inc.*	30,707	1,044,959
Comverse, Inc.*	97,910	1,966,033
iGATE Corp.*	34,610	1,650,551
Imation Corp.*	283,072	1,149,272
LogMeIn, Inc.*	33,433	2,156,094

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

MaxLinear, Inc. Cl A*				32,750	396,275
MKS Instruments, Inc.				65,200	2,473,688
Nanometrics, Inc.*				73,839	1,190,285
Nova Measuring Instruments Ltd.*				128,953	1,611,913
Plexus Corp.*				36,314	1,593,458
Proofpoint, Inc.*				66,084	4,207,568
QLogic Corp.*				144,515	2,050,668
Richardson Electronics Ltd.				518,914	4,192,825
Rogers Corp.*				35,514	2,348,896
Semtech Corp.*				45,253	898,272
SYNNEX Corp.				49,931	3,654,450

					39,034,517

MATERIALS (5.3%)
Boise Cascade Co.*				72,580	2,662,234
Horsehead Hldg. Corp.*				147,144	1,724,528
Kaiser Aluminum Corp.				97,149	8,071,139
Kraton Performance Polymers, Inc.*				133,485	3,187,622
Schnitzer Steel Industries, Inc. Cl A				62,437	1,090,774
Silgan Hldgs., Inc.				70,653	3,727,652
TimkenSteel Corp.				21,615	583,389

					21,047,338

TELECOMMUNICATION SERVICES (1.0%)
Consolidated Comms. Hldgs., Inc.				79,843	1,677,501
IDT Corp. Cl B				50,643	915,625
ORBCOMM, Inc.*				216,312	1,460,106

					4,053,232

UTILITIES (4.4%)
Avista Corp.				99,799	3,058,839
Black Hills Corp.				38,471	1,679,259
Idacorp, Inc.				63,669	3,574,378
Northwest Natural Gas Co.				42,635	1,798,344
NorthWestern Corp.				45,686	2,227,193
PNM Resources, Inc.				113,917	2,802,358
Portland General Electric Co.				72,020	2,388,183

					17,528,554

TOTAL COMMON STOCKS (Cost: $293,749,526) 95.6%					380,656,778

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.0%)
Nestle Finance	A-1+	0.03	08/12/15	11,000,000	10,999,615
Toyota Motor Credit Corp.	A-1+	0.13	07/24/15	5,000,000	4,999,585

					15,999,200

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $15,999,200) 4.0%					15,999,200

TOTAL INVESTMENTS (Cost: $309,748,726) 99.6%					396,655,978

OTHER NET ASSETS 0.4%					1,526,234

NET ASSETS 100.0%					$398,182,212

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.9%)
American Axle & Mfg. Hldgs., Inc.*	89,527	1,872,010
Carmike Cinemas, Inc.*	171,924	4,562,850
CST Brands, Inc.	194,642	7,602,721
Diamond Resorts Int’l., Inc.*	173,433	5,471,799
Drew Industries, Inc.	47,164	2,736,473
Eros International PLC*	142,392	3,576,877
Five Below, Inc.*	102,370	4,046,694
Haverty Furniture Cos., Inc.	155,808	3,368,569
Houghton Mifflin Harcourt Co.*	147,006	3,704,546
HSN, Inc.	38,401	2,695,359
Intrawest Resorts Hldgs., Inc.*	206,722	2,402,105
Panera Bread Co. Cl A*	14,236	2,488,026
Performance Sports Group Ltd.*	134,305	2,417,490
Popeyes Louisiana Kitchen, Inc.*	55,981	3,358,270
Red Robin Gourmet Burgers, Inc.*	58,236	4,997,788
Select Comfort Corp.*	148,170	4,455,457
Sotheby’s	39,834	1,802,099
Steve Madden Ltd.*	103,327	4,420,346
The Men’s Wearhouse, Inc.	50,779	3,253,404
Vista Outdoor, Inc.*	37,655	1,690,710

		70,923,593

CONSUMER STAPLES (2.2%)
Boston Beer Co., Inc. Cl A*	6,775	1,571,732
United Natural Foods, Inc.*	28,370	1,806,602
Village Super Market, Inc. Cl A	80,163	2,540,378
WD-40 Co.	46,748	4,074,556

		9,993,268

ENERGY (2.5%)
Bonanza Creek Energy, Inc.*	96,053	1,752,967
Carrizo Oil and Gas, Inc.*	54,420	2,679,641
Matador Resources Co.*	91,295	2,282,375
Synergy Resources Corp.*	202,157	2,310,656
Targa Resources Corp.*	24,644	2,198,738

		11,224,377

FINANCIALS (7.9%)
Chesapeake Lodging Trust	77,540	2,363,419
Heritage Financial Corp.	204,812	3,659,990
Investors Bancorp, Inc.	351,045	4,317,855
iShares Micro-Cap ETF	29,644	2,416,900
iShares Russell 2000 Growth ETF	20,000	3,091,600
Primerica, Inc.	55,858	2,552,143
QTS Realty Trust, Inc.	86,689	3,159,814
Sabra Health Care REIT, Inc.	127,314	3,277,073
Safety Insurance Group, Inc.	47,271	2,728,009
Silvercrest Asset Mgmt. Group, Inc. Cl A	153,133	2,153,043
Starwood Property Trust, Inc.	92,613	1,997,660
Stifel Financial Corp.*	59,798	3,452,760

		35,170,266

HEALTH CARE (25.9%)
Abiomed, Inc.*	63,428	4,169,122
Acadia Healthcare Co., Inc.*	25,390	1,988,799
ACADIA Pharmaceuticals, Inc.*	70,134	2,937,212
Acceleron Pharma, Inc.*	39,333	1,244,496
Acorda Therapeutics, Inc.*	59,250	1,974,803
Adeptus Health, Inc. Cl A*	26,330	2,501,087
Agios Pharmaceuticals, Inc.*	15,589	1,732,561
Albany Molecular Research, Inc*	105,059	2,124,293
Alexion Pharmaceuticals, Inc.*	8,290	1,498,587

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Alnylam Pharmaceuticals, Inc.*	19,379	2,322,961
Anacor Pharmaceuticals, Inc.*	17,321	1,341,165
Ani Pharmaceuticals, Inc.*	20,075	1,245,654
Anika Therapeutics, Inc.*	64,193	2,120,295
BioSpecifics Technologies Corp.*	50,975	2,630,310
bluebird bio, Inc.*	8,011	1,348,812
Cambrex Corp.*	53,633	2,356,634
Cardiovascular Systems, Inc.*	38,925	1,029,566
Catalent, Inc.*	31,756	931,403
Cempra, Inc.*	24,377	837,594
Cepheid, Inc.*	49,815	3,046,175
DexCom, Inc.*	78,117	6,247,798
Emergent Biosolutions, Inc.*	145,063	4,779,826
Ensign Group, Inc.	57,848	2,953,729
Entellus Medical, Inc.*	23,717	613,559
Esperion Therapeutics, Inc.*	18,402	1,504,548
Exact Sciences Corp.*	139,160	4,138,612
GW Pharmaceuticals PLC ADR*	18,734	2,301,321
Insulet Corp.*	73,084	2,264,492
Intersect ENT, Inc.*	47,190	1,351,050
Isis Pharmaceuticals, Inc.*	16,995	978,056
Karyopharm Therapeutics, Inc.*	35,847	975,402
Kite Pharma, Inc.*	11,476	699,692
Lannett Co., Inc.*	51,022	3,032,748
Medicines Co.*	64,758	1,852,729
Medidata Solutions, Inc.*	52,055	2,827,622
Neogen Corp.*	43,560	2,066,486
Neurocrine Biosciences, Inc.*	44,871	2,143,039
NuVasive, Inc.*	19,351	916,850
Omeros Corp.*	133,649	2,404,344
Omnicell, Inc.*	94,251	3,554,220
Pacific Biosciences of CA, Inc.*	168,351	969,704
Pacira Pharmaceuticals, Inc.*	21,760	1,538,881
PAREXEL International Corp.*	54,356	3,495,615
PTC Therapeutics, Inc.*	16,268	782,979
Receptos, Inc.*	20,234	3,845,472
Sarepta Therapeutics, Inc.*	54,102	1,646,327
Sorrento Therapeutics, Inc.*	119,674	2,108,656
STAAR Surgical Co.*	194,843	1,882,183
Supernus Pharmaceuticals, Inc.*	286,856	4,870,811
Team Health Hldgs., Inc.*	43,701	2,854,980
Ultragenyx Pharmaceutical, Inc.*	9,045	926,118
WellCare Health Plans, Inc.*	45,273	3,840,492

		115,749,870

INDUSTRIALS (11.7%)
Allegiant Travel Co.	21,098	3,752,912
Astronics Corp.*	87,377	6,194,156
AZZ, Inc.	85,491	4,428,444
CEB, Inc.	53,159	4,628,057
Covenant Transport, Inc. Cl A*	126,000	3,157,560
EnPro Industries, Inc.	60,733	3,475,137
Forward Air Corp.	45,860	2,396,644
Generac Hldgs., Inc.*	58,800	2,337,300
Healthcare Svcs. Group, Inc.	111,215	3,675,649
Miller (Herman), Inc.	65,694	1,900,527
Sun Hydraulics Corp.	103,311	3,937,163
Teledyne Technologies, Inc.*	37,873	3,996,012
The Advisory Board Co.*	61,627	3,369,148
Trex Co., Inc.*	104,260	5,153,567

		52,402,276

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

INFORMATION TECHNOLOGY (23.1%)
Ambarella, Inc.*				21,600	2,218,105
ANADIGICS, Inc.*				863,988	630,711
Blackhawk Network Hldgs., Inc.*				50,348	2,074,317
CalAmp Corp.*				205,408	3,750,750
Cavium, Inc.*				65,027	4,474,522
Cirrus Logic, Inc.*				42,934	1,461,044
comScore, Inc.*				110,160	5,867,095
Comverse, Inc.*				54,804	1,100,464
Constant Contact, Inc.*				43,445	1,249,478
Cornerstone OnDemand, Inc.*				34,317	1,194,232
Envestnet, Inc.*				32,894	1,329,904
Euronet Worldwide, Inc.*				39,629	2,445,114
FARO Technologies, Inc.*				91,750	4,284,725
FEI Company				31,073	2,576,905
Globant SA*				60,336	1,836,024
Guidewire Software, Inc.*				30,639	1,621,696
Imperva, Inc.*				104,743	7,091,128
j2 Global, Inc.				37,086	2,519,628
LogMeIn, Inc.*				64,973	4,190,122
Manhattan Associates, Inc.*				74,937	4,469,974
MAXIMUS, Inc.				44,112	2,899,480
MaxLinear, Inc. Cl A*				319,559	3,866,659
Monolithic Power Systems, Inc.				89,919	4,559,792
NeuStar, Inc. Cl A*				112,520	3,286,714
New Relic, Inc.*				15,695	552,307
Nimble Storage, Inc.*				88,653	2,487,608
Proofpoint, Inc.*				97,063	6,179,976
Qlik Technologies, Inc.*				130,513	4,562,741
Rogers Corp.*				58,875	3,893,986
Ruckus Wireless, Inc.*				357,856	3,700,231
Synaptics, Inc.*				38,413	3,331,757
Synchronoss Technologies, Inc.*				47,514	2,172,815
Tyler Technologies, Inc.*				19,302	2,497,298
Verint Systems, Inc.*				53,987	3,279,451

					103,656,753

MATERIALS (3.6%)
A. Schulman, Inc.				89,267	3,902,731
Ferro Corp.*				168,415	2,826,004
Mueller Water Products, Inc. Cl A				379,021	3,449,090
PolyOne Corp.				77,676	3,042,573
U.S. Concrete, Inc.*				76,018	2,880,318

					16,100,716

TELECOMMUNICATION SERVICES (1.6%)
Consolidated Comms. Hldgs., Inc.				37,180	781,145
inContact, Inc.*				167,125	1,649,524
ORBCOMM, Inc.*				294,427	1,987,382
Shenandoah Telecommunications Co.				75,083	2,570,095

					6,988,146

UTILITIES (0.6%)
NorthWestern Corp.				52,806	2,574,278

TOTAL COMMON STOCKS (Cost: $328,326,050) 95.0%					424,783,543

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill	A-1+	0.07	11/19/15	700,000	699,805

U.S. GOVERNMENT AGENCIES (2.4%)
FHLB	A-1+	0.02	07/27/15	10,500,000	10,499,849

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

COMMERCIAL PAPER (1.3%)
General Electric Capital Corp.	A-1+	0.12	08/03/15	2,500,000	2,499,724
Novartis Finance Corp.†	A-1+	0.13	07/09/15	1,840,000	1,839,947
San Diego Gas & Electric Co.†	A-1	0.14	07/01/15	1,625,000	1,625,000

					5,964,671

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $17,164,325) 3.9%					17,164,325

TOTAL INVESTMENTS (Cost: $345,490,375) 98.9%					441,947,868

OTHER NET ASSETS 1.1%					4,962,116

NET ASSETS 100.0%					$446,909,984

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.4%)
CST Brands, Inc.	17,956	701,361
Diamond Resorts Int’l., Inc.*	53,305	1,681,773
Dillard’s, Inc. Cl A	7,895	830,475
Jarden Corp.*	12,897	667,420
Liberty Interactive Corp Cl A*	15,867	440,309
Macy’s, Inc.	6,919	466,825
Taylor Morrison Home Corp. Cl A*	12,243	249,267
Wiley (John) & Sons, Inc. Cl A	12,799	695,882

		5,733,312

CONSUMER STAPLES (3.7%)
Constellation Brands, Inc. Cl A	7,519	872,354
Energizer Hldgs., Inc.*	7,185	945,187
Ingredion, Inc.	11,357	906,402
Vector Group Ltd.	24,735	580,283

		3,304,226

ENERGY (5.1%)
Atwood Oceanics, Inc.	16,762	443,187
Cameron International Corp.*	9,384	491,440
MarkWest Energy Partners LP	7,570	426,797
Noble Energy, Inc.	20,888	891,500
PBF Energy, Inc.	31,939	907,706
Range Resources Corp.	13,910	686,876
Tesoro Corp.	8,129	686,169

		4,533,675

FINANCIALS (33.1%)
Alexander’s, Inc.	1,034	423,940
American Financial Group, Inc.	27,163	1,766,682
Ameriprise Financial, Inc.	15,623	1,951,783
Aon PLC	10,584	1,055,013
Apartment Investment & Management Co. Cl A	14,959	552,436
Associated Banc-Corp.	45,648	925,285
Assurant, Inc.	4,612	309,004
BOK Financial Corp.	9,453	657,740
Brandywine Realty Trust	42,191	560,296
CBL & Associates Pptys., Inc.	28,544	462,413
CIT Group, Inc.	10,414	484,147
Comerica, Inc.	15,148	777,395
DDR Corp.	25,470	393,766
Discover Financial Svcs.	16,715	963,118
Duke Realty Corp.	46,529	864,044
E*Trade Financial Corp.*	13,026	390,129
Equity Lifestyle Properties, Inc.	12,468	655,567
Everest Re Group Ltd.	5,652	1,028,721
Fifth Third Bancorp	42,465	884,121
First Niagara Financial Group, Inc.	33,210	313,502
General Growth Pptys., Inc.	27,431	703,879
Hartford Financial Svcs. Group, Inc.	26,111	1,085,434
Health Care REIT, Inc.	8,403	551,489
Home Properties, Inc.	13,120	958,416
Host Hotels & Resorts, Inc.	44,839	889,157
Huntington Bancshares, Inc.	37,018	418,674
KeyCorp	71,319	1,071,211
Kilroy Realty Corp.	7,941	533,238
Lincoln National Corp.	19,166	1,135,011
Progressive Corp.	21,589	600,822
ProLogis, Inc.	17,883	663,459
Reinsurance Grp. of America, Inc.	11,258	1,068,046
RLJ Lodging Trust	26,344	784,524

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Starwood Property Trust, Inc.	21,119	455,537
SVB Financial Group*	4,593	661,300
Vornado Realty Trust	11,850	1,124,921
Voya Financial, Inc.	24,956	1,159,705
Weyerhaeuser Co.	14,356	452,214

		29,736,139

HEALTH CARE (11.0%)
Agilent Technologies, Inc.	14,639	564,773
Boston Scientific Corp.*	67,726	1,198,750
Cardinal Health, Inc.	11,152	932,865
CIGNA Corp.	8,265	1,338,930
HCA Hldgs., Inc.*	14,838	1,346,103
Hospira, Inc.*	11,230	996,213
Humana, Inc.	6,040	1,155,331
MEDNAX, Inc.*	11,429	847,003
Mylan N.V.*	11,583	786,022
Zimmer Biomet Hldgs., Inc.	6,840	747,133

		9,913,123

INDUSTRIALS (8.7%)
Alaska Air Group, Inc.	16,943	1,091,637
AZZ, Inc.	5,666	293,499
L-3 Communications Hldgs., Inc.	9,725	1,102,621
Old Dominion Freight Line, Inc.*	17,932	1,230,225
Orbital ATK, Inc.	10,264	752,967
Oshkosh Corp.	22,655	960,119
Snap-on, Inc.	4,089	651,173
Triumph Group, Inc.	18,065	1,192,109
United Rentals, Inc.*	6,066	531,503

		7,805,853

INFORMATION TECHNOLOGY (11.1%)
Analog Devices, Inc.	9,350	600,130
Avago Technologies Ltd.	10,064	1,337,808
Avnet, Inc.	16,581	681,645
Broadcom Corp. Cl A	16,105	829,246
CA, Inc.	35,125	1,028,811
Computer Sciences Corp.	11,791	773,961
Comverse, Inc.*	6,690	134,335
F5 Networks, Inc.*	3,763	452,877
Fidelity Nat’l. Information Svcs., Inc.	9,087	561,577
FireEye, Inc.*	7,593	371,374
Harris Corp.	8,677	667,348
Lam Research Corp.	7,797	634,286
Symantec Corp.	23,998	557,954
Western Digital Corp.	11,385	892,812
Xerox Corp.	48,212	512,976

		10,037,140

MATERIALS (7.7%)
Ashland, Inc.	3,630	442,497
CF Industries Hldgs., Inc.	13,310	855,567
Crown Hldgs., Inc.*	30,019	1,588,305
Eastman Chemical Co.	13,709	1,121,670
International Paper Co.	19,330	919,915
Packaging Corp. of America	22,331	1,395,464
RPM International, Inc.	11,582	567,171

		6,890,589

UTILITIES (9.2%)
Ameren Corp.	17,204	648,247
Atmos Energy Corp.	16,659	854,274
Consolidated Edison, Inc.	10,877	629,561
Edison International	18,428	1,024,228
Entergy Corp.	8,171	576,056
Eversource Energy	9,997	453,964

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

FirstEnergy Corp.				18,086	588,699
Great Plains Energy, Inc.				33,163	801,218
PPL Corp.				26,935	793,774
Public Svc. Enterprise Group, Inc.				24,476	961,417
Sempra Energy				4,449	440,184
Westar Energy, Inc.				12,970	443,833

					8,215,455

TOTAL COMMON STOCKS (Cost: $68,674,906) 96.0%					86,169,512

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.6%)
Toyota Motor Credit Corp.	A-1+	0.14	08/10/15	500,000	499,922

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $499,922) 0.6%					499,922

TOTAL INVESTMENTS (Cost: $69,174,828) 96.6%					86,669,434

OTHER NET ASSETS 3.4%					3,048,437

NET ASSETS 100.0%					$89,717,871

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.6%)
Aaron’s, Inc.	39,274	1,422,112
Abercrombie & Fitch Co. Cl A	42,300	909,873
Advance Auto Parts, Inc.	44,495	7,087,606
AMC Networks, Inc. Cl A*	36,038	2,949,710
American Eagle Outfitters, Inc.	106,940	1,841,507
ANN, Inc.*	27,965	1,350,430
Apollo Education Group, Inc.*	58,647	755,373
Ascena Retail Group, Inc.*	80,273	1,336,947
Big Lots, Inc.	32,792	1,475,312
Brinker International, Inc.	37,171	2,142,908
Brunswick Corp.	56,363	2,866,622
Buffalo Wild Wings, Inc.*	11,549	1,809,613
Cabela’s, Inc.*	29,161	1,457,467
Carter’s, Inc.	31,945	3,395,754
Cheesecake Factory, Inc.	27,573	1,503,694
Chico’s FAS, Inc.	87,165	1,449,554
Cinemark Hldgs., Inc.	63,891	2,566,501
CST Brands, Inc.	46,843	1,829,688
Dana Hldg. Corp.	99,192	2,041,371
Deckers Outdoor Corp.*	20,245	1,457,033
Devry Education Group Inc.	34,870	1,045,403
Dick’s Sporting Goods, Inc.	59,059	3,057,484
Domino’s Pizza, Inc.	33,560	3,805,704
DreamWorks Animation SKG Cl A*	44,363	1,170,296
Dunkin’ Brands Group, Inc.	58,514	3,218,270
Foot Locker, Inc.	85,035	5,698,195
Gentex Corp.	178,877	2,937,160
Graham Hldgs. Co. Cl B	2,696	2,898,335
Guess?, Inc.	39,079	749,144
HSN, Inc.	19,781	1,388,428
International Speedway Corp. Cl A	16,994	623,170
Jarden Corp.*	108,889	5,635,006
Kate Spade & Co.*	77,618	1,671,892
KB Home	55,352	918,843
Live Nation Entertainment, Inc.*	88,725	2,439,050
LKQ Corp.*	184,957	5,594,025
MDC Hldgs., Inc.	23,762	712,147
Meredith Corp.	22,231	1,159,347
Murphy USA, Inc.*	25,870	1,444,063
New York Times Co. Cl A	79,756	1,088,669
NVR, Inc.*	2,349	3,147,660
Office Depot, Inc.*	299,719	2,595,567
Panera Bread Co. Cl A*	15,424	2,695,652
Penney (J.C.) Co., Inc.*	185,710	1,572,964
Polaris Industries, Inc.	37,177	5,506,285
Rent-A-Center, Inc.	32,243	914,089
Service Corp. International	122,874	3,616,182
Signet Jewelers Ltd.	48,720	6,247,853
Skechers U.S.A., Inc. Cl A*	28,811	3,163,160
Sotheby’s	37,603	1,701,160
Tempur Sealy Int’l., Inc.*	37,106	2,445,285
The Wendy’s Co.	165,614	1,868,126
Thor Industries, Inc.	27,716	1,559,856
Time, Inc.	66,593	1,532,305
Toll Brothers, Inc.*	97,440	3,721,234
Tupperware Brands Corp.	30,306	1,955,949
Vista Outdoor, Inc.*	38,678	1,736,642
Wiley (John) & Sons, Inc. Cl A	28,206	1,533,560
Williams-Sonoma, Inc.	51,821	4,263,314

		140,680,549

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

CONSUMER STAPLES (4.0%)
Avon Products, Inc.	264,545	1,656,052
Boston Beer Co., Inc. Cl A*	5,546	1,286,617
Casey’s General Stores, Inc.	26,248	2,512,984
Church & Dwight Co., Inc.	79,575	6,455,920
Dean Foods Co.	57,373	927,721
Energizer Hldgs., Inc.*	37,812	4,974,169
Flowers Foods, Inc.	112,405	2,377,366
Hain Celestial Group, Inc.*	62,383	4,108,544
Ingredion, Inc.	43,505	3,472,134
Lancaster Colony Corp.	11,811	1,073,029
Post Hldgs., Inc.*	33,346	1,798,350
SUPERVALU, Inc.*	125,749	1,017,309
Tootsie Roll Industries, Inc.	12,390	400,321
TreeHouse Foods, Inc.*	26,070	2,112,452
United Natural Foods, Inc.*	30,447	1,938,865
WhiteWave Foods Co. Cl A*	106,476	5,204,547

		41,316,380

ENERGY (4.3%)
Atwood Oceanics, Inc.	36,554	966,488
California Resources Corp.	187,763	1,134,089
Denbury Resources, Inc.	216,834	1,379,064
Dresser-Rand Group, Inc.*	46,775	3,984,295
Dril-Quip, Inc.*	23,681	1,781,995
Energen Corp.	48,497	3,312,345
Gulfport Energy Corp.*	64,850	2,610,213
Helix Energy Solutions Group*	59,891	756,423
HollyFrontier Corp.	119,171	5,087,410
Nabors Industries Ltd.	177,283	2,558,194
Oceaneering Int’l., Inc.	60,040	2,797,264
Oil States International, Inc.*	31,370	1,167,905
Patterson-UTI Energy, Inc.	89,918	1,691,807
QEP Resources, Inc.	109,874	2,033,768
Rosetta Resources, Inc.*	46,025	1,065,019
Rowan Companies PLC Cl A	75,860	1,601,405
SM Energy Co.	41,020	1,891,842
Superior Energy Services, Inc.	91,480	1,924,739
Tidewater, Inc.	28,596	649,987
Unit Corp.*	28,500	772,920
Western Refining, Inc.	42,977	1,874,657
World Fuel Services Corp.	43,891	2,104,573
WPX Energy, Inc.*	124,491	1,528,749

		44,675,151

FINANCIALS (22.8%)
Alexander & Baldwin, Inc.	27,624	1,088,386
Alexandria Real Estate Equities, Inc.	43,803	3,831,010
Alleghany Corp.*	9,765	4,577,441
American Campus Communities, Inc.	68,290	2,573,850
American Financial Group, Inc.	44,900	2,920,296
Aspen Insurance Hldgs. Ltd.	37,465	1,794,574
Associated Banc-Corp.	92,739	1,879,820
BancorpSouth, Inc.	52,246	1,345,857
Bank of Hawaii Corp.	26,520	1,768,354
Bank of the Ozarks, Inc.	42,736	1,955,172
Berkley (W.R.) Corp.	60,726	3,153,501
BioMed Realty Trust, Inc.	123,751	2,393,344
Brown & Brown, Inc.	70,223	2,307,528
Camden Property Trust	52,804	3,922,281
Cathay General Bancorp	45,189	1,466,383
CBOE Holdings, Inc.	50,755	2,904,201
City National Corp.	29,414	2,658,731
CNO Financial Group, Inc.	119,745	2,197,321
Commerce Bancshares, Inc.	50,794	2,375,635
Communications Sales & Leasing*	72,879	1,801,569

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Corporate Office Pptys. Trust	57,482	1,353,126
Corrections Corp. of America	71,154	2,353,774
Cullen/Frost Bankers, Inc.	33,421	2,626,222
Douglas Emmett, Inc.	83,367	2,245,907
Duke Realty Corp.	209,800	3,895,986
East West Bancorp, Inc.	88,020	3,945,056
Eaton Vance Corp.	71,709	2,805,973
Equity One, Inc.	48,803	1,139,062
Everest Re Group Ltd.	27,016	4,917,182
Extra Space Storage, Inc.	67,546	4,405,350
Federal Realty Investment Trust	41,760	5,349,038
Federated Investors, Inc. Cl B	58,096	1,945,635
First American Financial Corp.	65,909	2,452,474
First Horizon National Corp.	141,975	2,224,748
First Niagara Financial Group, Inc.	214,218	2,022,218
FirstMerit Corp.	100,805	2,099,768
Fulton Financial Corp.	107,433	1,403,075
Gallagher (Arthur J.) & Co.	102,119	4,830,229
Hancock Hldg. Co.	47,360	1,511,258
Hanover Insurance Group, Inc.	26,886	1,990,371
HCC Insurance Hldgs., Inc.	58,189	4,471,243
Highwoods Properties, Inc.	57,186	2,284,581
Home Properties, Inc.	35,215	2,572,456
Hospitality Properties Trust	91,180	2,627,808
International Bancshares Corp.	35,134	944,051
Janus Capital Group, Inc.	89,964	1,540,184
Jones Lang LaSalle, Inc.	27,276	4,664,196
Kemper Corp.	29,936	1,154,033
Kilroy Realty Corp.	53,538	3,595,077
Lamar Advertising Co. Cl A	49,196	2,827,786
LaSalle Hotel Propertie	68,685	2,435,570
Liberty Property Trust	90,883	2,928,250
Mack-Cali Realty Corp.	50,942	938,861
Mercury General Corp.	22,132	1,231,646
Mid-America Apt. Communities, Inc.	45,813	3,335,645
MSCI, Inc. Cl A	68,357	4,207,373
National Retail Pptys., Inc.	81,481	2,852,650
New York Community Bancorp, Inc.	270,135	4,965,081
Old Republic Int’l. Corp.	146,672	2,292,483
Omega Healthcare Investors, Inc.	97,770	3,356,444
PacWest Bancorp	59,522	2,783,249
Potlatch Corp.	24,732	873,534
Primerica, Inc.	31,409	1,435,077
Prosperity Bancshares, Inc.	36,627	2,114,843
Raymond James Financial, Inc.	77,841	4,637,767
Rayonier, Inc.	77,210	1,972,716
Regency Centers Corp.	57,352	3,382,621
Reinsurance Grp. of America, Inc.	40,250	3,818,518
RenaissanceRe Hldgs. Ltd.	28,001	2,842,382
SEI Investments Co.	78,794	3,863,270
Senior Housing Pptys. Trust	142,894	2,507,790
Signature Bank*	30,908	4,524,622
SLM Corp.*	258,829	2,554,642
StanCorp Financial Group, Inc.	25,664	1,940,455
Stifel Financial Corp.*	41,274	2,383,161
SVB Financial Group*	31,156	4,485,841
Synovus Financial Corp.	80,992	2,496,173
Tanger Factory Outlet Centers, Inc.	58,272	1,847,222
Taubman Centers, Inc.	37,581	2,611,880
TCF Financial Corp.	102,709	1,705,996
Trustmark Corp.	41,076	1,026,078
UDR, Inc.	157,472	5,043,828
Umpqua Hldgs. Corp.	134,107	2,412,585
Urban Edge Pptys.	56,130	1,166,943

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Valley National Bancorp	134,314	1,384,777
Waddell & Reed Financial, Inc. Cl A	51,243	2,424,306
Washington Federal, Inc.	57,661	1,346,384
Webster Financial Corp.	55,198	2,183,081
Weingarten Realty Investors	69,311	2,265,777
WisdomTree Investments, Inc.	68,323	1,500,715
WP Glimcher, Inc.	112,602	1,523,505

		236,716,862

HEALTH CARE (8.8%)
Akorn, Inc.*	48,009	2,096,073
Align Technology, Inc.*	44,188	2,771,029
Allscripts Healthcare Solutions, Inc.*	103,381	1,414,252
Bio-Rad Laboratories, Inc. Cl A*	12,578	1,894,373
Bio-Techne Corp.	22,590	2,224,437
Centene Corp.*	72,305	5,813,322
Charles River Laboratories Int’l., Inc.*	28,796	2,025,511
Community Health Systems, Inc.*	71,769	4,519,294
Cooper Companies, Inc.	29,544	5,257,946
Halyard Health, Inc.*	28,295	1,145,948
Health Net, Inc.*	46,903	3,007,420
Hill-Rom Hldgs., Inc.	34,451	1,871,723
HMS Hldgs. Corp.*	53,836	924,364
Hologic, Inc.*	148,629	5,656,820
IDEXX Laboratories, Inc.*	56,906	3,649,951
LifePoint Health, Inc.*	26,940	2,342,433
MEDNAX, Inc.*	56,868	4,214,487
Mettler-Toledo Int’l., Inc.*	17,006	5,806,869
Molina Healthcare, Inc.*	27,470	1,931,141
Omnicare, Inc.	58,909	5,552,173
Owens & Minor, Inc.	38,387	1,305,158
ResMed, Inc.	85,685	4,830,063
Sirona Dental Systems, Inc.*	33,779	3,392,087
STERIS Corp.	36,314	2,340,074
Teleflex, Inc.	25,250	3,420,113
Thoratec Corp.*	32,955	1,468,804
United Therapeutics Corp.*	28,104	4,888,691
VCA Inc.*	49,958	2,717,965
WellCare Health Plans, Inc.*	26,779	2,271,663

		90,754,184

INDUSTRIALS (14.2%)
Acuity Brands, Inc.	26,408	4,752,912
AECOM*	91,434	3,024,637
AGCO Corp.	48,719	2,766,265
Alaska Air Group, Inc.	78,822	5,078,501
B/E Aerospace, Inc.	64,552	3,543,905
Carlisle Cos., Inc.	39,723	3,977,067
CEB, Inc.	20,345	1,771,236
CLARCOR, Inc.	30,498	1,898,196
Clean Harbors, Inc.*	32,461	1,744,454
Con-way, Inc.	35,040	1,344,485
Copart, Inc.*	69,237	2,456,529
Crane Co.	29,623	1,739,759
Deluxe Corp.	30,360	1,882,320
Donaldson Co., Inc.	76,879	2,752,268
Donnelley (R.R.) & Sons Co.	126,835	2,210,734
Esterline Technologies Corp.*	18,733	1,786,004
Fortune Brands Home & Security, Inc.	96,932	4,441,424
FTI Consulting, Inc.*	25,293	1,043,083
GATX Corp.	26,692	1,418,680
Genesee & Wyoming, Inc. Cl A*	31,202	2,376,968
Graco, Inc.	35,679	2,534,279
Granite Construction, Inc.	22,107	785,020
HNI Corp.	27,048	1,383,505
Hubbell, Inc. Cl B	32,364	3,504,374

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Huntington Ingalls Industries, Inc.	29,573	3,329,624
IDEX Corp.	47,392	3,724,063
ITT Corp.	54,237	2,269,276
JetBlue Airways Corp*	159,999	3,321,579
KBR, Inc.	87,710	1,708,591
Kennametal, Inc.	48,203	1,644,686
Kirby Corp.*	33,922	2,600,461
KLX, Inc.*	32,072	1,415,337
Landstar System, Inc.	27,003	1,805,691
Lennox International, Inc.	25,171	2,710,665
Lincoln Electric Hldgs., Inc.	45,959	2,798,444
Manpowergroup, Inc.	47,563	4,251,181
Miller (Herman), Inc.	36,273	1,049,378
MSA Safety, Inc.	19,142	928,578
MSC Industrial Direct Co., Inc. Cl A	30,761	2,146,195
Nordson Corp.	34,400	2,679,416
NOW, Inc.*	65,169	1,297,515
Old Dominion Freight Line, Inc.*	41,196	2,826,252
Orbital ATK, Inc.	36,135	2,650,864
Oshkosh Corp.	47,555	2,015,381
Regal Beloit Corp.	27,245	1,977,715
Rollins, Inc.	58,497	1,668,919
Smith (A.O.) Corp.	45,558	3,279,265
SPX Corp.	24,945	1,805,769
Teledyne Technologies, Inc.*	21,485	2,266,882
Terex Corp.	63,904	1,485,768
Timken Co.	44,126	1,613,688
Towers Watson & Co. Cl A	42,149	5,302,344
Trinity Industries, Inc.	94,211	2,489,997
Triumph Group, Inc.	29,960	1,977,060
Valmont Industries, Inc.	14,323	1,702,575
Wabtec Corp.	58,744	5,536,035
Waste Connections, Inc.	75,313	3,548,749
Watsco, Inc.	16,696	2,065,963
Werner Enterprises, Inc.	27,097	711,296
Woodward, Inc.	35,349	1,943,842

		146,765,649

INFORMATION TECHNOLOGY (15.5%)
3D Systems Corp.*	63,897	1,247,269
ACI Worldwide, Inc.*	70,987	1,744,151
Acxiom Corp.*	47,533	835,630
Advanced Micro Devices, Inc.*	383,199	919,678
Advent Software, Inc.*	27,551	1,218,030
ANSYS, Inc.*	54,584	4,980,244
ARRIS Group, Inc.*	80,670	2,468,502
Arrow Electronics, Inc.*	58,179	3,246,393
Atmel Corp.	253,779	2,500,992
Avnet, Inc.	82,584	3,395,033
Belden, Inc.	25,931	2,106,375
Broadridge Financial Solutions, Inc.	72,888	3,645,134
Cadence Design Systems, Inc.*	177,955	3,498,600
CDK Global, Inc.	97,477	5,261,808
Ciena Corp.*	71,562	1,694,588
Cognex Corp	52,977	2,548,194
CommVault Systems, Inc.*	25,852	1,096,383
Convergys Corp.	60,092	1,531,745
CoreLogic, Inc.*	54,852	2,177,076
Cree, Inc.*	66,345	1,726,960
Cypress Semiconductor Corp.	201,811	2,373,297
Diebold, Inc.	39,429	1,380,015
DST Systems, Inc.	17,181	2,164,462
FactSet Research Systems, Inc.	23,618	3,838,166
Fair Isaac Corp.	18,881	1,714,017
Fairchild Semiconductor Int’l., Inc.*	70,794	1,230,400

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

FEI Company	25,270	2,095,641
Fortinet, Inc.*	86,604	3,579,343
Gartner, Inc.*	50,482	4,330,346
Global Payments, Inc.	40,408	4,180,208
Henry (Jack) & Associates, Inc.	49,723	3,217,083
Informatica Corp.*	63,668	3,085,988
Ingram Micro, Inc. Cl A*	95,010	2,378,100
Integrated Device Technology, Inc.*	90,205	1,957,449
InterDigital, Inc.	21,929	1,247,541
Intersil Corp. Cl A	80,157	1,002,764
IPG Photonics Corp.*	21,761	1,853,493
Jabil Circuit, Inc.	117,813	2,508,239
JDS Uniphase Corp.*	142,368	1,648,621
Keysight Technologies, Inc.*	102,962	3,211,385
Knowles Corp.*	51,751	936,693
Leidos Hldgs., Inc.	37,994	1,533,818
Lexmark International, Inc. Cl A	37,272	1,647,422
Manhattan Associates, Inc.*	44,862	2,676,018
MAXIMUS, Inc.	40,064	2,633,407
Mentor Graphics Corp.	60,084	1,588,020
National Instruments Corp.	61,557	1,813,469
NCR Corp.*	103,062	3,102,166
NeuStar, Inc. Cl A*	33,666	983,384
Plantronics, Inc.	23,813	1,340,910
Polycom, Inc.*	82,118	939,430
PTC, Inc.*	69,918	2,868,036
Rackspace Hosting, Inc.*	72,075	2,680,469
Rovi Corp.*	53,759	857,456
Science Applications Int’l. Corp.	24,069	1,272,047
Silicon Laboratories, Inc.*	24,151	1,304,396
SolarWinds, Inc.*	40,408	1,864,021
Solera Hldgs., Inc.	40,810	1,818,494
SunEdison, Inc.*	177,251	5,301,577
Synopsys, Inc.*	94,297	4,776,143
Tech Data Corp.*	22,341	1,285,948
Teradyne, Inc.	130,447	2,516,323
Trimble Navigation Ltd.*	157,759	3,701,031
Tyler Technologies, Inc.*	20,475	2,649,056
Ultimate Software Group, Inc.*	17,377	2,855,736
VeriFone Systems, Inc.*	69,493	2,359,982
Vishay Intertechnology, Inc.	82,549	964,172
WEX, Inc.*	23,499	2,678,181
Zebra Technologies Corp. Cl A*	31,450	3,492,528

		161,279,676

MATERIALS (6.6%)
Albemarle Corp.	68,212	3,770,077
AptarGroup, Inc.	38,063	2,427,278
Ashland, Inc.	37,802	4,608,064
Bemis Co., Inc.	59,247	2,666,707
Cabot Corp.	38,590	1,439,021
Carpenter Technology Corp.	30,648	1,185,465
Commercial Metals Co.	70,367	1,131,501
Compass Minerals Int’l., Inc.	20,469	1,681,324
Cytec Industries, Inc.	43,412	2,627,728
Domtar Corp.	38,920	1,611,288
Eagle Materials, Inc.	30,544	2,331,424
Greif, Inc. Cl A	20,646	740,159
Louisiana-Pacific Corp.*	86,614	1,475,036
Minerals Technologies, Inc.	21,118	1,438,769
NewMarket Corp.	6,431	2,854,657
Olin Corp.	47,130	1,270,154
Packaging Corp. of America	60,238	3,764,273
PolyOne Corp.	54,231	2,124,228
Reliance Steel & Aluminum Co.	45,169	2,731,821

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Royal Gold, Inc.	39,639	2,441,366
RPM International, Inc.	81,004	3,966,766
Scotts Miracle-Gro Co. Cl A	27,189	1,609,861
Sensient Technologies Corp.	28,416	1,941,949
Silgan Hldgs., Inc.	25,389	1,339,524
Sonoco Products Co.	61,350	2,629,461
Steel Dynamics, Inc.	147,024	3,045,602
The Chemours Co.*	132,104	2,113,664
TimkenSteel Corp.	22,863	617,072
United States Steel Corp.	88,578	1,826,478
Valspar Corp.	45,450	3,718,719
Worthington Industries, Inc.	29,410	884,065

		68,013,501

TELECOMMUNICATION SERVICES (0.2%)
Telephone & Data Systems, Inc.	59,781	1,757,561

UTILITIES (4.2%)
Alliant Energy Corp.	68,694	3,965,018
Aqua America, Inc.	107,664	2,636,691
Atmos Energy Corp.	61,422	3,149,720
Black Hills Corp.	27,253	1,189,593
Cleco Corp.	36,775	1,980,334
Great Plains Energy, Inc.	93,958	2,270,025
Hawaiian Electric Industries, Inc.	65,313	1,941,755
Idacorp, Inc.	30,613	1,718,614
MDU Resources Group	118,426	2,312,860
National Fuel Gas Co.	51,331	3,022,883
OGE Energy Corp.	121,348	3,466,912
ONE Gas, Inc.	31,979	1,361,026
PNM Resources, Inc.	48,432	1,191,427
Questar Corp.	106,837	2,233,962
Talen Energy Corp.*	50,693	869,892
UGI Corp.	104,884	3,613,254
Vectren Corp.	50,241	1,933,274
Westar Energy, Inc.	80,404	2,751,425
WGL Hldgs., Inc.	30,237	1,641,567

		43,250,232

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $709,311,534) 94.2%		975,209,745

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.07	11/19/15	1,600,000	1,599,555
U.S. Treasury Bill (1)	A-1+	0.07	12/17/15	1,000,000	999,671
U.S. Treasury Bill (1)	A-1+	0.09	09/10/15	500,000	499,906

					3,099,132

COMMERCIAL PAPER (5.1%)
Coca-Cola Co.†	A-1+	0.13	07/29/15	680,000	679,931
General Electric Capital Corp.	A-1+	0.12	08/03/15	2,500,000	2,499,725
Intercontinental Exchange, Inc.†	A-1	0.19	08/03/15	750,000	749,869
Intercontinental Exchange, Inc.†	A-1	0.19	08/13/15	700,000	699,841
National Rural Utilities	A-1	0.10	07/21/15	1,150,000	1,149,936
Nestle Finance	A-1+	0.03	08/12/15	21,000,000	20,999,265
Private Export Funding Corp.†	A-1	0.13	08/11/15	300,000	299,956
Toyota Motor Credit Corp.	A-1+	0.10	07/16/15	5,000,000	4,999,792
Toyota Motor Credit Corp.	A-1+	0.11	07/13/15	5,000,000	4,999,817
Toyota Motor Credit Corp.	A-1+	0.11	07/21/15	3,000,000	2,999,817
Toyota Motor Credit Corp.	A-1+	0.13	07/24/15	6,000,000	5,999,502
Toyota Motor Credit Corp.	A-1+	0.14	08/10/15	2,500,000	2,499,611
Travelers Cos., Inc.†	A-1	0.07	07/01/15	4,000,000	4,000,000

					52,577,062

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $55,676,194) 5.4%	55,676,194

TOTAL INVESTMENTS (Cost: $764,987,728) 99.6%	1,030,885,939

OTHER NET ASSETS 0.4%	4,506,992

NET ASSETS 100.0%	$1,035,392,931

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (96.1%)
iShares Core MSCI Europe ETF	372,200	16,868,104
iShares Core MSCI Pacific ETF	167,406	8,586,254
iShares MSCI EAFE ETF	1,287,745	81,758,930
iShares MSCI EAFE Growth ETF	358,024	25,018,717
iShares MSCI EAFE Small-Cap ETF	177,935	9,078,244
iShares MSCI EAFE Value ETF	456,586	23,893,145
iShares MSCI Emerging Markets Minimum Volatility ETF	179,014	10,325,528
Vanguard FTSE Developed Markets ETF	2,416,800	95,826,121
Vanguard FTSE Europe ETF	424,630	22,921,527
Vanguard FTSE Pacific ETF	220,480	13,455,894

		307,732,464

TOTAL COMMON STOCKS (Cost: $293,205,528) 96.1%		307,732,464

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill	A-1+	0.07	11/19/15	400,000	399,889

U.S. GOVERNMENT AGENCIES (0.8%)
FHLB	A-1+	0.02	07/27/15	2,371,000	2,370,966

COMMERCIAL PAPER (1.4%)
Abbott Laboratories†	A-1+	0.12	08/27/15	600,000	599,886
Google, Inc.†	A-1+	0.12	07/08/15	450,000	449,990
Toyota Motor Credit Corp.	A-1+	0.12	08/04/15	1,000,000	999,887
Toyota Motor Credit Corp.	A-1+	0.12	07/28/15	1,000,000	999,910
Toyota Motor Credit Corp.	A-1+	0.14	08/04/15	1,500,000	1,499,800

					4,549,473

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,320,328) 2.3%					7,320,328

TOTAL INVESTMENTS (Cost: $300,525,856) 98.4%					315,052,792

OTHER NET ASSETS 1.6%					5,097,093

NET ASSETS 100.0%					$320,149,885

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.2%)
Amazon.com, Inc.*	4,037	1,752,421
AutoZone, Inc.*	1,077	718,251
Discovery Communications, Inc. Cl A*	6,280	208,873
Discovery Communications, Inc. Cl C*	6,280	195,182
Disney (Walt) Co.	18,641	2,127,684
Dollar Tree, Inc.*	4,568	360,826
Ford Motor Co.	27,801	417,293
General Motors Co.	13,234	441,089
Home Depot, Inc.	12,605	1,400,794
Johnson Controls, Inc.	6,799	336,754
Macy’s, Inc.	12,869	868,271
McDonald’s Corp.	10,612	1,008,883
Priceline Group Inc.*	419	482,424
Starbucks Corp.	27,488	1,473,769
Target Corp.	12,793	1,044,293
Time Warner Cable, Inc.	6,974	1,242,558
Time Warner, Inc.	11,739	1,026,106
Viacom, Inc. Cl B	8,381	541,748

		15,647,219

CONSUMER STAPLES (5.1%)
Coca-Cola Co.	17,727	695,430
Colgate-Palmolive Co.	9,869	645,531
Constellation Brands, Inc. Cl A	10,552	1,224,243
Estee Lauder Cos., Inc. Cl A	9,410	815,471
Mead Johnson Nutrition Co.	3,975	358,625
Mondelez International, Inc. Cl A	14,580	599,821
PepsiCo, Inc.	11,566	1,079,570
Philip Morris Int’l., Inc.	7,681	615,786
Proctor & Gamble Co.	19,924	1,558,854
Sysco Corp.	14,185	512,079
Tyson Foods, Inc. Cl A	11,985	510,921
Wal-Mart Stores, Inc.	16,246	1,152,329

		9,768,660

ENERGY (4.6%)
Anadarko Petroleum Corp.	8,992	701,916
Apache Corp.	6,154	354,655
Chevron Corp.	8,205	791,536
EOG Resources, Inc.	8,811	771,403
Exxon Mobil Corp.	33,205	2,762,656
Halliburton Co.	20,454	880,954
Hess Corp.	5,954	398,204
National Oilwell Varco, Inc.	9,204	444,369
Noble Energy, Inc.	15,756	672,466
Occidental Petroleum Corp.	9,689	753,514
Range Resources Corp.	5,170	255,295

		8,786,968

FINANCIALS (9.5%)
American Int’l. Group, Inc.	18,744	1,158,754
Aon PLC	5,993	597,382
Bank of America Corp.	68,534	1,166,449
Berkshire Hathaway, Inc. Cl B*	7,737	1,053,083
Capital One Financial Corp.	18,594	1,635,714
Citigroup, Inc.	18,048	996,972
Comerica, Inc.	12,990	666,647
Franklin Resources, Inc.	7,170	351,545
Goldman Sachs Group, Inc.	6,399	1,336,047
Host Hotels & Resorts, Inc.	25,742	510,464
JPMorgan Chase & Co.	41,092	2,784,394
MetLife, Inc.	18,672	1,045,445
PNC Financial Svcs. Grp., Inc.	8,335	797,243
Simon Property Group, Inc.	6,659	1,152,140
Wells Fargo & Co.	40,069	2,253,481
Zions Bancorporation	17,797	564,788

		18,070,548

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

HEALTH CARE (9.5%)
Abbott Laboratories	19,167	940,716
Allergan PLC*	3,825	1,160,735
BIOGEN, Inc.*	2,773	1,120,126
Celgene Corp.*	10,545	1,220,426
Cerner Corp.*	5,119	353,518
Express Scripts Hldg. Co.*	7,997	711,253
Gilead Sciences, Inc.	15,496	1,814,272
Humana, Inc.	2,811	537,688
McKesson Corp.	3,402	764,804
Medtronic PLC	18,620	1,379,742
Merck & Co., Inc.	28,593	1,627,799
Mylan N.V.*	27,880	1,891,937
Pfizer, Inc.	64,734	2,170,531
St. Jude Medical, Inc.	5,253	383,837
Stryker Corp.	7,001	669,086
UnitedHealth Group, Inc.	8,051	982,222
Vertex Pharmaceuticals, Inc.*	3,433	423,907

		18,152,599

INDUSTRIALS (6.2%)
Boeing Co.	9,741	1,351,272
Cummins, Inc.	6,979	915,575
Delta Air Lines, Inc.	15,762	647,503
Expeditors Int’l. of Wash.	12,818	590,974
FedEx Corp.	6,990	1,191,096
General Electric Co.	103,514	2,750,367
Precision Castparts Corp.	2,794	558,437
Roper Technologies, Inc.	13,916	2,399,953
Tyco International PLC	12,301	473,342
Union Pacific Corp.	9,777	932,432

		11,810,951

INFORMATION TECHNOLOGY (10.8%)
Analog Devices, Inc.	7,802	500,771
Apple, Inc.	38,706	4,854,696
Automatic Data Processing, Inc.	8,341	669,198
Broadcom Corp. Cl A	9,749	501,976
Cisco Systems, Inc.	36,976	1,015,361
F5 Networks, Inc.*	2,489	299,551
Facebook, Inc. Cl A*	13,236	1,135,186
Google, Inc. Cl A*	1,866	1,007,715
Google, Inc. Cl C*	1,870	973,354
Intel Corp.	19,007	578,098
KLA-Tencor Corp.	4,161	233,890
MasterCard, Inc. Cl A	10,510	982,475
Micron Technology, Inc.*	13,701	258,127
Microsoft Corp.	42,426	1,873,108
Oracle Corp.	26,425	1,064,928
QUALCOMM, Inc.	15,109	946,277
Salesforce.com, inc.*	23,464	1,633,798
Teradata Corp.*	7,786	288,082
Texas Instruments, Inc.	9,167	472,192
Western Digital Corp.	11,358	890,694
Yahoo!, Inc.*	14,517	570,373

		20,749,850

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

MATERIALS (1.9%)
Ball Corp.	11,058	775,719
CF Industries Hldgs., Inc.	10,065	646,978
Dow Chemical Co.	14,878	761,307
Eastman Chemical Co.	11,717	958,685
FMC Corp.	3,442	180,877
Freeport-McMoRan Copper & Gold, Inc.	15,177	282,596

		3,606,162

TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.	35,507	1,261,209
Verizon Communications, Inc.	15,217	709,264

		1,970,473

UTILITIES (1.5%)
Ameren Corp.	4,290	161,647
Dominion Resources, Inc.	12,713	850,118
Edison International	7,354	408,735
PPL Corp.	8,158	240,416
Public Svc. Enterprise Group, Inc.	14,326	562,725
Sempra Energy	6,688	661,711

		2,885,352

TOTAL COMMON STOCKS (Cost: $71,507,620) 58.3%		111,448,782

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (8.9%)
U.S. Treasury Note	AA+	0.50	03/31/17	1,500,000	1,498,476
U.S. Treasury Note	AA+	2.00	02/15/25	500,000	485,781
U.S. Treasury Note	AA+	2.13	05/15/25	800,000	785,500
U.S. Treasury Strip	AA+	0.00	08/15/21	300,000	264,757
U.S. Treasury Strip	AA+	0.00	11/15/21	7,050,000	6,182,972
U.S. Treasury Strip	AA+	0.00	08/15/28	6,000,000	4,169,508
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	3,676,580

					17,063,574

U.S. GOVERNMENT AGENCIES (12.0%)
MORTGAGE-BACKED OBLIGATIONS (11.8%)
FHARM	AA+	2.36	02/01/36	42,266	44,937
FHARM	AA+	2.37	05/01/37	32,535	34,080
FHARM	AA+	2.38	04/01/37	66,471	71,141
FHARM	AA+	4.53	09/01/39	45,034	47,646
FHARM	AA+	5.79	03/01/37	15,643	16,754
FHLMC	AA+	2.50	09/01/27	360,306	368,079
FHLMC	AA+	3.00	06/01/27	208,415	216,275
FHLMC	AA+	3.00	08/01/27	309,977	321,471
FHLMC	AA+	3.00	10/15/37	302,899	309,105
FHLMC	AA+	3.00	11/01/42	286,766	285,533
FHLMC	AA+	3.00	04/01/43	364,545	363,544
FHLMC	AA+	3.50	01/01/43	430,714	444,171
FHLMC	AA+	4.00	02/01/25	62,858	66,489
FHLMC	AA+	4.00	03/01/41	248,549	262,888
FHLMC	AA+	4.00	07/01/41	260,525	277,635
FHLMC	AA+	4.00	11/01/42	185,880	197,017
FHLMC	AA+	4.00	01/01/43	340,823	363,309
FHLMC	AA+	4.00	01/01/44	320,296	340,712
FHLMC	AA+	4.00	06/01/45	399,510	424,608
FHLMC	AA+	4.50	08/01/34	59,022	64,066
FHLMC	AA+	4.50	08/15/35	73,440	78,457
FHLMC	AA+	4.50	02/01/44	309,988	336,307
FHLMC	AA+	5.00	02/01/26	32,916	36,215
FHLMC	AA+	5.00	10/01/40	415,406	458,435

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

FHLMC	AA+	5.50	07/01/32	66,488	74,760
FHLMC	AA+	5.50	05/01/33	99,479	111,345
FHLMC	AA+	5.50	06/01/37	137,381	154,808
FHLMC	AA+	6.00	03/15/32	58,295	64,818
FHLMC Strip	AA+	3.00	01/15/43	430,137	437,963
FNMA	AA+	2.42	05/01/43	433,006	439,310
FNMA	AA+	3.00	06/01/33	419,253	427,714
FNMA	AA+	3.00	09/01/33	349,990	357,062
FNMA	AA+	3.00	12/01/42	405,810	400,447
FNMA	AA+	3.00	02/01/43	237,588	236,986
FNMA	AA+	3.00	03/01/43	433,491	432,865
FNMA	AA+	3.00	09/01/43	454,848	454,964
FNMA	AA+	3.50	03/25/28	311,991	324,401
FNMA	AA+	3.50	08/01/38	310,809	322,714
FNMA	AA+	3.50	10/01/41	209,071	216,217
FNMA	AA+	3.50	11/01/41	339,518	351,025
FNMA	AA+	3.50	12/01/41	343,331	355,066
FNMA	AA+	3.50	04/01/42	397,023	411,312
FNMA	AA+	3.50	04/01/42	475,768	490,854
FNMA	AA+	3.50	08/01/42	469,458	485,321
FNMA	AA+	3.50	10/01/42	339,115	350,582
FNMA	AA+	3.50	01/01/44	152,730	155,381
FNMA	AA+	4.00	05/01/19	36,019	37,761
FNMA	AA+	4.00	07/25/26	440,627	487,235
FNMA	AA+	4.00	01/01/31	283,222	302,369
FNMA	AA+	4.00	11/01/40	265,929	283,218
FNMA	AA+	4.00	05/01/41	241,849	254,980
FNMA	AA+	4.50	05/01/18	29,213	30,424
FNMA	AA+	4.50	05/01/30	101,410	109,708
FNMA	AA+	4.50	04/01/31	130,570	142,001
FNMA	AA+	4.50	08/01/33	54,145	58,726
FNMA	AA+	4.50	09/01/33	108,670	117,933
FNMA	AA+	4.50	06/01/34	87,979	95,623
FNMA	AA+	4.50	08/01/35	71,981	78,254
FNMA	AA+	4.50	12/01/35	72,025	78,244
FNMA	AA+	4.50	05/01/39	93,845	102,591
FNMA	AA+	4.50	05/01/39	161,267	176,540
FNMA	AA+	4.50	05/01/40	132,135	143,110
FNMA	AA+	5.00	04/01/18	69,894	73,166
FNMA	AA+	5.00	06/01/33	110,619	122,613
FNMA	AA+	5.00	10/01/33	104,880	116,573
FNMA	AA+	5.00	11/01/33	72,832	80,787
FNMA	AA+	5.00	11/01/33	302,642	335,419
FNMA	AA+	5.00	03/01/34	40,510	44,905
FNMA	AA+	5.00	04/01/34	59,458	66,073
FNMA	AA+	5.00	09/01/35	44,482	49,207
FNMA	AA+	5.00	11/25/35	149,191	163,589
FNMA	AA+	5.00	08/01/37	341,416	377,663
FNMA	AA+	5.00	05/01/39	133,520	147,935
FNMA	AA+	5.00	06/01/40	73,577	81,679
FNMA	AA+	5.50	04/01/17	3,273	3,360
FNMA	AA+	5.50	05/01/17	1,043	1,065
FNMA	AA+	5.50	06/01/17	2,067	2,072
FNMA	AA+	5.50	03/01/34	19,680	22,140
FNMA	AA+	5.50	05/01/34	241,294	272,261
FNMA	AA+	5.50	07/01/34	57,520	64,718
FNMA	AA+	5.50	09/01/34	115,706	129,995
FNMA	AA+	5.50	09/01/34	39,797	45,088
FNMA	AA+	5.50	10/01/34	48,965	55,544
FNMA	AA+	5.50	02/01/35	97,047	109,352
FNMA	AA+	5.50	02/01/35	56,550	64,138

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

FNMA	AA+	5.50	08/01/35	36,738	41,670
FNMA	AA+	5.50	08/01/37	18,266	20,478
FNMA	AA+	5.50	11/01/38	31,016	33,899
FNMA	AA+	5.50	06/01/48	37,309	40,677
FNMA	AA+	6.00	03/01/17	1,582	1,628
FNMA	AA+	6.00	05/01/23	31,355	35,748
FNMA	AA+	6.00	04/01/32	23,769	26,984
FNMA	AA+	6.00	04/01/32	17,361	19,808
FNMA	AA+	6.00	05/01/32	20,270	23,150
FNMA	AA+	6.00	04/01/33	111,694	128,791
FNMA	AA+	6.00	05/01/33	54,559	61,900
FNMA	AA+	6.00	06/01/34	34,408	39,381
FNMA	AA+	6.00	09/01/34	21,490	24,573
FNMA	AA+	6.00	10/01/34	49,129	56,560
FNMA	AA+	6.00	11/01/34	13,950	15,827
FNMA	AA+	6.00	12/01/36	61,988	70,288
FNMA	AA+	6.00	01/01/37	59,979	68,801
FNMA	AA+	6.00	04/01/37	23,022	25,301
FNMA	AA+	6.00	05/01/37	15,411	16,948
FNMA	AA+	6.00	06/01/37	31,097	34,171
FNMA	AA+	6.00	10/25/44	116,282	135,748
FNMA	AA+	6.00	02/25/47	111,970	126,154
FNMA	AA+	6.00	12/25/49	75,534	87,288
FNMA	AA+	6.50	09/01/16	954	961
FNMA	AA+	6.50	03/01/17	3,994	4,092
FNMA	AA+	6.50	05/01/17	1,332	1,344
FNMA	AA+	6.50	06/01/17	7,325	7,533
FNMA	AA+	6.50	05/01/32	11,910	13,678
FNMA	AA+	6.50	05/01/32	26,046	29,912
FNMA	AA+	6.50	07/01/32	4,214	4,839
FNMA	AA+	6.50	07/01/34	42,074	48,318
FNMA	AA+	6.50	05/01/37	73,497	84,809
FNMA	AA+	6.50	09/01/37	26,301	30,204
FNMA	AA+	7.00	09/01/31	17,527	19,925
FNMA	AA+	7.00	04/01/32	12,112	14,675
FNMA	AA+	7.50	06/01/31	8,513	10,088
FNMA	AA+	7.50	02/01/32	6,574	7,940
FNMA	AA+	7.50	06/01/32	6,899	8,596
FNMA	AA+	8.00	04/01/32	1,630	1,751
FNMA Strip	AA+	3.00	08/25/42	368,459	368,682
GNMA (2)	AA+	3.50	09/20/33	102,539	104,234
GNMA (2)	AA+	3.50	01/20/37	17,514	17,575
GNMA (2)	AA+	4.00	08/15/41	264,979	284,712
GNMA (2)	AA+	4.00	01/15/42	306,732	327,581
GNMA (2)	AA+	4.00	03/20/42	242,778	258,272
GNMA (2)	AA+	4.00	08/20/42	223,472	238,415
GNMA (2)	AA+	4.50	04/20/31	175,038	190,795
GNMA (2)	AA+	4.50	10/15/40	239,103	266,128
GNMA (2)	AA+	4.50	10/20/43	433,934	471,978
GNMA (2)	AA+	5.00	10/15/24	267,101	300,171
GNMA (2)	AA+	5.00	04/15/39	190,787	215,951
GNMA (2)	AA+	5.00	06/20/39	269,804	295,415
GNMA (2)	AA+	5.00	11/15/39	144,837	160,783
GNMA (2)	AA+	6.50	04/15/31	4,038	4,608
GNMA (2)	AA+	6.50	10/15/31	4,647	5,401
GNMA (2)	AA+	6.50	12/15/31	3,491	3,982
GNMA (2)	AA+	6.50	05/15/32	7,952	9,071
GNMA (2)	AA+	7.00	05/15/31	3,995	4,848
GNMA (2)	AA+	7.00	05/15/32	1,644	1,851
Vendee Mortgage Trust (2)	AA+	5.25	01/15/32	226,686	251,537

					22,619,276

NON-MORTGAGE-BACKED OBLIGATIONS (0.2%)
FHLMC	AA+	0.00	11/29/19	500,000	456,083

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

CORPORATE DEBT (16.7%)
CONSUMER DISCRETIONARY (2.8%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	270,000	301,049
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	265,578
Dollar General Corp.	BBB-	3.25	04/15/23	300,000	285,825
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	278,654
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	300,000	310,494
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	300,000	295,654
Home Depot, Inc.	A	5.40	03/01/16	500,000	515,788
Hyatt Hotels Corp.	BBB	3.88	08/15/16	100,000	102,709
Kohl’s Corp.	BBB	3.25	02/01/23	100,000	97,429
Kohl’s Corp.	BBB	4.00	11/01/21	100,000	105,246
Lowe’s Cos., Inc.	A-	3.12	04/15/22	300,000	303,562
Marriott International, Inc.	BBB	3.13	10/15/21	25,000	24,976
Marriott International, Inc.	BBB	3.25	09/15/22	350,000	345,093
NVR, Inc.	BBB+	3.95	09/15/22	300,000	304,158
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	300,000	306,003
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	100,580
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	267,337
Staples, Inc.	BBB-	4.38	01/12/23	275,000	276,091
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	369,212
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	262,464
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	300,000	304,500

					5,422,402

CONSUMER STAPLES (0.9%)
Avon Products, Inc.	B+	4.20	07/15/18	150,000	138,375
CVS Health Corp.	BBB+	6.13	08/15/16	250,000	264,292
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	275,000	278,409
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	267,837
Molson Coors Brewing Co.	BBB+	3.50	05/01/22	400,000	403,582
Sysco Corp.	A	2.60	06/12/22	300,000	293,090

					1,645,585

ENERGY (2.1%)
Cameron International Corp.	BBB+	4.50	06/01/21	300,000	314,375
Diamond Offshore Drilling, Inc.	BBB+	4.88	07/01/15	500,000	500,000
Energen Corp.	BB	4.63	09/01/21	250,000	240,361
EQT Corp.	BBB	4.88	11/15/21	210,000	221,285
FMC Technologies, Inc.	BBB	2.00	10/01/17	250,000	249,660
Murphy Oil Corp.	BBB	2.50	12/01/17	200,000	199,628
National Oilwell Varco, Inc.	A	6.13	08/15/15	250,000	250,168
Noble Corp.	BBB	7.50	03/15/19	800,000	876,167
Rowan Companies PLC	BBB-	4.88	06/01/22	300,000	297,967
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	250,000	260,625
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	500,000	510,699

					3,920,935

FINANCIALS (3.7%)
Aflac, Inc.	A	4.00	02/15/22	300,000	317,187
Alleghany Corp.	BBB+	5.63	09/15/20	300,000	335,930
American Express Co.	BBB	3.63	12/05/24	250,000	243,246
American Tower Corp.	BBB-	4.50	01/15/18	250,000	264,547
Bank of America Corp.	A-	3.70	09/01/15	250,000	251,036
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	250,000	255,377
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	296,131
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	327,683
CNA Financial Corp.	BBB	6.50	08/15/16	250,000	264,430
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	508,000
First Republic Bank	A-	2.38	06/17/19	150,000	149,849
First Tennessee Bank	BBB-	2.95	12/01/19	350,000	349,826

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Government Pptys. Income Trust	BBB-	3.75	08/15/19	350,000	360,023
Health Care REIT, Inc.	BBB	6.13	04/15/20	250,000	285,618
Healthcare Realty Trust	BBB-	3.75	04/15/23	250,000	244,273
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	260,234
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	266,294
Morgan Stanley	A-	4.00	07/24/15	250,000	250,418
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	250,000	252,590
Pacific LifeCorp.†	BBB+	6.00	02/10/20	100,000	112,979
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	300,000	309,190
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	272,278
Raymond James Financial, Inc.	BBB	4.25	04/15/16	250,000	256,248
Reckson Operating Partnership	BBB-	6.00	03/31/16	100,000	103,286
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	251,819
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	100,000	105,664
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	200,000	216,713

					7,110,869

HEALTH CARE (2.1%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	290,000	317,564
Allergan, Inc.	BBB-	5.75	04/01/16	250,000	259,036
Anthem, Inc.	A	4.35	08/15/20	250,000	270,537
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	216,804
Hospira, Inc.	BBB-	6.05	03/30/17	300,000	322,787
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	510,069
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	265,570
Owens & Minor, Inc.	BBB	3.88	09/15/21	400,000	411,412
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	326,430
Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	162,222
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	272,206
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	375,000	381,720
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	250,000	245,914

					3,962,271

INDUSTRIALS (1.1%)
Crane Co.	BBB	2.75	12/15/18	350,000	356,917
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	400,000	406,770
Equifax, Inc.	BBB+	3.30	12/15/22	300,000	298,400
Harsco Corp.	BB	5.75	05/15/18	250,000	257,500
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	263,851
Pentair PLC	BBB	5.00	05/15/21	250,000	273,461
Pitney Bowes, Inc.	BBB	5.25	01/15/37	250,000	257,709

					2,114,608

INFORMATION TECHNOLOGY (1.1%)
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	306,604
eBay, Inc.	A	2.88	08/01/21	325,000	320,772
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	393,589
Ingram Micro, Inc.	BBB-	5.00	08/10/22	200,000	209,636
Ingram Micro, Inc.	BBB-	5.25	09/01/17	100,000	106,997
Symantec Corp.	BBB	4.20	09/15/20	350,000	363,525
Tech Data Corp.	BBB-	3.75	09/21/17	100,000	103,611
Western Union Co.	BBB	5.93	10/01/16	300,000	314,976

					2,119,710

MATERIALS (1.5%)
Alcoa, Inc.	BBB-	6.75	07/15/18	250,000	276,604
Freeport-McMoRan Copper & Gold	BBB-	3.55	03/01/22	300,000	277,688
Geon Co.	BBB-	7.50	12/15/15	1,000,000	1,024,799
Methanex Corp.	BBB-	3.25	12/15/19	250,000	251,525
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	252,815
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	154,694
Southern Copper Corp.	BBB	3.50	11/08/22	100,000	97,340
Teck Resources Ltd.	BBB-	4.75	01/15/22	300,000	278,744
Vulcan Materials Co.	BB+	7.00	06/15/18	250,000	282,500

					2,896,709

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

TELECOMMUNICATION SERVICES (0.4%)
AT&T, Inc.	BBB+	3.00	06/30/22	350,000	337,947
Verizon Communications, Inc.	BBB+	4.50	09/15/20	325,000	350,589

					688,536

UTILITIES (1.0%)
Constellation Energy	BBB-	5.15	12/01/20	340,000	376,233
Duke Energy Progress, Inc.	A	5.25	12/15/15	500,000	509,937
Entergy Corp.	BBB-	5.13	09/15/20	250,000	272,064
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	258,681
National Fuel Gas Co.	BBB	5.20	07/15/25	100,000	101,365
SCANA Corp.	BBB	4.13	02/01/22	300,000	302,218

					1,820,498

TOTAL LONG-TERM DEBT SECURITIES (Cost: $69,775,478) 37.6%					71,841,056

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.8%)
Abbott Laboratories†	A-1+	0.12	07/27/15	330,000	329,971
Abbott Laboratories†	A-1+	0.12	08/27/15	600,000	599,886
Toyota Motor Credit Corp.	A-1+	0.10	07/16/15	2,000,000	1,999,917
Toyota Motor Credit Corp.	A-1+	0.16	08/17/15	2,500,000	2,499,478

					5,429,252

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,429,252) 2.8%					5,429,252

TOTAL INVESTMENTS (Cost: $146,712,350) 98.7%					188,719,090

OTHER NET ASSETS 1.3%					2,479,515

NET ASSETS 100.0%					$191,198,605

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.9%)	11,861,154	17,371,134
Equity Index Fund (19.9%)	3,233,251	11,148,670
Mid-Cap Equity Index Fund (4.9%)	1,232,280	2,774,211
Mid-Term Bond Fund (40.3%)	21,141,624	22,596,506
Money Market Fund (4.0%)	1,881,444	2,250,689

TOTAL INVESTMENTS (Cost: $53,932,783) 100.0%		56,141,210

OTHER NET ASSETS -0.0% (3)		(77)

NET ASSETS 100.0%		$56,141,133

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.0%)	4,746,512	6,951,457
Equity Index Fund (24.9%)	1,928,885	6,651,046
International Fund (3.0%)	970,322	796,893
Mid-Cap Equity Index Fund (8.9%)	1,058,792	2,383,640
Mid-Term Bond Fund (33.2%)	8,326,129	8,899,100
Money Market Fund (4.0%)	901,596	1,078,539

TOTAL INVESTMENTS (Cost: $24,455,276) 100.0%		26,760,675

OTHER NET ASSETS -0.0% (3)		(36)

NET ASSETS 100.0%		$26,760,639

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.0%)	26,700,082	39,103,338
Equity Index Fund (27.9%)	12,656,468	43,641,147
International Fund (6.0%)	11,370,244	9,337,994
Mid-Cap Equity Index Fund (10.9%)	7,585,323	17,076,701
Mid-Term Bond Fund (28.2%)	41,296,666	44,138,539
Small Cap Growth Fund (1.0%)	961,279	1,605,155
Small Cap Value Fund (1.0%)	944,333	1,549,148

TOTAL INVESTMENTS (Cost: $138,190,159) 100.0%		156,452,022

OTHER NET ASSETS -0.0% (3)		(367)

NET ASSETS 100.0%		$156,451,655

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.5%)	58,374,910	85,492,390
Equity Index Fund (33.4%)	33,675,795	116,118,518
International Fund (8.7%)	36,887,697	30,294,611
Mid-Cap Equity Index Fund (11.4%)	17,662,667	39,763,644
Mid-Term Bond Fund (17.5%)	56,975,170	60,895,974
Small Cap Growth Fund (2.3%)	4,803,236	8,020,505
Small Cap Value Fund (2.2%)	4,721,737	7,745,858

TOTAL INVESTMENTS (Cost: $302,835,674) 100.0%		348,331,500

OTHER NET ASSETS -0.0% (3)		(736)

NET ASSETS 100.0%		$348,330,764

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.3%)	56,265,587	82,403,203
Equity Index Fund (37.5%)	40,326,605	139,051,376
International Fund (9.5%)	42,663,845	35,038,365
Mid-Cap Equity Index Fund (16.4%)	26,827,593	60,396,477
Mid-Term Bond Fund (7.2%)	24,763,745	26,467,887
Small Cap Growth Fund (3.6%)	7,916,941	13,219,811
Small Cap Value Fund (3.5%)	7,783,075	12,767,886

TOTAL INVESTMENTS (Cost: $309,950,282) 100.0%		369,345,005

OTHER NET ASSETS -0.0% (3)		(772)

NET ASSETS 100.0%		$369,344,233

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.3%)	46,884,787	68,664,647
Equity Index Fund (40.7%)	36,259,378	125,027,048
International Fund (9.5%)	35,619,675	29,253,228
Mid-Cap Equity Index Fund (17.4%)	23,772,332	53,518,222
Small Cap Growth Fund (5.1%)	9,474,199	15,820,140
Small Cap Value Fund (5.0%)	9,314,875	15,280,755

TOTAL INVESTMENTS (Cost: $252,355,411) 100.0%		307,564,040

OTHER NET ASSETS -0.0% (3)		(650)

NET ASSETS 100.0%		$307,563,390

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (15.6%)	27,046,047	39,610,018
Equity Index Fund (40.6%)	30,057,166	103,641,013
International Fund (11.5%)	35,699,096	29,318,454
Mid-Cap Equity Index Fund (20.1%)	22,780,596	51,285,546
Small Cap Growth Fund (6.2%)	9,421,579	15,732,276
Small Cap Value Fund (6.0%)	9,262,342	15,194,576

TOTAL INVESTMENTS (Cost: $206,687,860) 100.0%		254,781,883

OTHER NET ASSETS -0.0% (3)		(544)

NET ASSETS 100.0%		$254,781,339

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.6%)	16,638,043	24,367,079
Equity Index Fund (35.7%)	21,789,820	75,134,131
International Fund (13.5%)	34,517,902	28,348,379
Mid-Cap Equity Index Fund (23.0%)	21,501,392	48,405,698
Small Cap Growth Fund (8.2%)	10,366,216	17,309,642
Small Cap Value Fund (8.0%)	10,192,194	16,719,968

TOTAL INVESTMENTS (Cost: $167,795,232) 100.0%		210,284,897

OTHER NET ASSETS -0.0% (3)		(458)

NET ASSETS 100.0%		$210,284,439

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.6%)	16,850,082	24,677,619
Equity Index Fund (35.6%)	26,631,683	91,829,505
International Fund (15.5%)	48,463,245	39,801,215
Mid-Cap Equity Index Fund (21.1%)	24,200,028	54,481,088
Small Cap Growth Fund (9.3%)	14,287,459	23,857,384
Small Cap Value Fund (8.9%)	14,047,507	23,044,486

TOTAL INVESTMENTS (Cost: $203,146,662) 100.0%		257,691,297

OTHER NET ASSETS -0.0% (3)		(556)

NET ASSETS 100.0%		$257,690,741

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.5%)	3,693,732	5,409,618
Equity Index Fund (35.4%)	7,429,280	25,617,124
International Fund (16.5%)	14,527,066	11,930,586
Mid-Cap Equity Index Fund (20.3%)	6,509,860	14,655,530
Small Cap Growth Fund (10.3%)	4,448,565	7,428,271
Small Cap Value Fund (10.0%)	4,379,055	7,183,700

TOTAL INVESTMENTS (Cost: $67,715,128) 100.0%		72,224,829

OTHER NET ASSETS -0.0% (3)		(98)

NET ASSETS 100.0%		$72,224,731

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.8%)	26,332,435	38,564,905
Equity Index Fund (25.1%)	9,433,745	32,528,780
International Fund (5.1%)	8,058,550	6,618,213
Mid-Cap Equity Index Fund (5.0%)	2,893,536	6,514,166
Mid-Term Bond Fund (35.0%)	42,346,108	45,260,197

TOTAL INVESTMENTS (Cost: $119,820,194) 100.0%		129,486,261

OTHER NET ASSETS -0.0% (3)		(127)

NET ASSETS 100.0%		$129,486,134

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.7%)	54,969,109	80,504,459
Equity Index Fund (35.1%)	33,094,457	114,113,989
International Fund (10.2%)	40,397,727	33,177,279
Mid-Cap Equity Index Fund (15.1%)	21,751,286	48,968,280
Mid-Term Bond Fund (14.9%)	45,462,675	48,591,235

TOTAL INVESTMENTS (Cost: $267,224,922) 100.0%		325,355,242

OTHER NET ASSETS -0.0% (3)		(276)

NET ASSETS 100.0%		$325,354,966

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.7%)	35,161,563	51,495,515
Equity Index Fund (34.9%)	26,468,884	91,268,154
International Fund (15.2%)	48,479,844	39,814,848
Mid-Cap Equity Index Fund (20.0%)	23,195,097	52,218,704
Small Cap Growth Fund (5.2%)	8,053,739	13,448,238
Small Cap Value Fund (5.0%)	7,923,955	12,998,994

TOTAL INVESTMENTS (Cost: $195,573,604) 100.0%		261,244,453

OTHER NET ASSETS -0.0% (3)		(237)

NET ASSETS 100.0%		$261,244,216

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.7%)
U.S. Treasury Bill	A-1+	0.06	12/24/15	4,000,000	3,999,126

U.S. GOVERNMENT AGENCIES (22.6%)
FHLB	A-1+	0.01	07/24/15	5,000,000	4,999,968
FHLB	A-1+	0.03	08/05/15	10,800,000	10,799,736

					15,799,704

COMMERCIAL PAPER (70.2%)
Abbott Laboratories†	A-1+	0.12	07/27/15	1,250,000	1,249,892
Abbott Laboratories†	A-1+	0.12	07/28/15	1,700,000	1,699,847
Coca-Cola Co.†	A-1+	0.23	10/21/15	2,800,000	2,798,393
Danaher Corp.†	A-1	0.17	07/10/15	2,875,000	2,874,878
EMC Corp.†	A-1	0.12	07/21/15	3,000,000	2,999,800
Emerson Electric Co.†	A-1	0.12	08/10/15	1,100,000	1,099,853
Emerson Electric Co.†	A-1	0.13	08/19/15	1,900,000	1,899,664
General Electric Capital Corp.	A-1+	0.14	08/10/15	500,000	499,922
General Electric Capital Corp.	A-1+	0.15	08/31/15	2,500,000	2,499,786
Google, Inc.†	A-1+	0.13	07/08/15	450,000	449,989
Honeywell International†	A-1	0.12	07/17/15	600,000	599,968
Honeywell International†	A-1	0.13	09/01/15	800,000	799,837
Intercontinental Exchange, Inc.†	A-1	0.19	07/24/15	1,800,000	1,799,781
Intercontinental Exchange, Inc.†	A-1	0.19	07/31/15	1,000,000	999,842
J.P. Morgan Securities LLC	A-1	0.18	07/24/15	350,000	349,960
J.P. Morgan Securities LLC	A-1	0.20	07/06/15	300,000	299,992
J.P. Morgan Securities LLC	A-1	0.20	07/23/15	500,000	499,939
J.P. Morgan Securities LLC†	A-1	0.20	07/28/15	1,850,000	1,849,722
National Oilwell Varco, Inc.†	A-1	0.15	07/22/15	3,000,000	2,999,737
National Rural Utilities	A-1	0.10	07/21/15	2,400,000	2,399,867
Novartis Finance Corp.†	A-1+	0.13	07/09/15	1,185,000	1,184,966
Pfizer, Inc.†	A-1+	0.13	07/16/15	250,000	249,986
Private Export Funding Corp.	A-1	0.13	08/11/15	2,000,000	1,999,704
QUALCOMM, Inc.†	A-1+	0.12	09/08/15	2,900,000	2,900,090
San Diego Gas & Electric Co.†	A-1	0.08	07/01/15	1,400,000	1,400,000
San Diego Gas & Electric Co.†	A-1	0.14	07/01/15	1,575,000	1,575,000
Simon Property Group LP†	A-1	0.17	08/17/15	2,900,000	2,899,356
Toyota Motor Credit Corp.	A-1+	0.14	08/10/15	3,000,000	2,999,533
Unilever Capital†	A-1	0.12	07/06/15	500,000	499,992
United Technologies Corp.†	A-1	0.12	07/27/15	500,000	499,957
Wisconsin Gas Co.	A-1	0.12	07/10/15	2,200,000	2,199,934

					49,079,187

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $68,876,136) 98.5%					68,878,017

TOTAL INVESTMENTS (Cost: $68,876,136) 98.5%					68,878,017

OTHER NET ASSETS 1.5%					1,055,336

NET ASSETS 100.0%					$69,933,353

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (26.3%)
U.S. Treasury Note	AA+	1.25	11/30/18	3,500,000	3,508,750
U.S. Treasury Note	AA+	1.38	12/31/18	10,750,000	10,811,307
U.S. Treasury Note	AA+	1.50	10/31/19	4,500,000	4,502,462
U.S. Treasury Note	AA+	1.75	09/30/19	5,000,000	5,060,155
U.S. Treasury Note	AA+	1.75	02/28/22	17,000,000	16,703,826
U.S. Treasury Note	AA+	1.88	05/31/22	14,000,000	13,844,684
U.S. Treasury Note	AA+	2.00	11/30/20	7,500,000	7,593,750
U.S. Treasury Strip	AA+	0.00	11/15/17	5,000,000	4,904,680
U.S. Treasury Strip	AA+	0.00	08/15/18	55,000,000	53,211,340

					120,140,954

U.S. GOVERNMENT AGENCIES (7.5%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (3)
FHLMC	AA+	7.50	03/15/21	3,837	4,255
FHLMC	AA+	8.00	09/01/18	221	223
FHLMC	AA+	8.50	09/01/17	3	3

					4,481

NON-MORTGAGE-BACKED OBLIGATIONS (7.5%)
FHLMC	AA+	0.00	11/29/19	13,500,000	12,314,228
FNMA	AA+	0.00	10/09/19	23,000,000	21,006,540
Tennessee Valley Auth. Strip	AA+	0.00	11/01/20	900,000	808,160

					34,128,928

CORPORATE DEBT (62.9%)
CONSUMER DISCRETIONARY (9.7%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	500,000	524,905
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	1,500,000	1,672,497
AutoZone, Inc.	BBB	3.70	04/15/22	300,000	307,593
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	743,619
Brinker International, Inc.	BBB-	2.60	05/15/18	2,000,000	2,003,908
Carnival Corp.	BBB+	1.88	12/15/17	2,000,000	2,008,350
Dollar General Corp.	BBB-	3.25	04/15/23	1,047,000	997,529
Dollar General Corp.	BBB-	4.13	07/15/17	962,000	1,005,946
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,229,232
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	2,000,000	2,069,962
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	2,000,000	1,971,026
Home Depot, Inc.	A	5.40	03/01/16	250,000	257,894
Hyatt Hotels Corp.	BBB	3.88	08/15/16	1,525,000	1,566,306
Hyatt Hotels Corp.	BBB	5.38	08/15/21	50,000	55,512
Kohl’s Corp.	BBB	3.25	02/01/23	700,000	682,000
Kohl’s Corp.	BBB	4.00	11/01/21	1,325,000	1,394,513
Marriott International, Inc.	BBB	3.00	03/01/19	1,200,000	1,230,451
Marriott International, Inc.	BBB	3.38	10/15/20	800,000	822,882
Mattel, Inc.	BBB	1.70	03/15/18	2,000,000	1,990,100
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	525,000	573,373
NVR, Inc.	BBB+	3.95	09/15/22	2,000,000	2,027,720
O’Reilly Automotive, Inc.	BBB+	4.63	09/15/21	281,000	308,753
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	2,011,604
Scripps Networks Interactive, Inc.	BBB	3.50	06/15/22	2,000,000	1,967,582
Staples, Inc.	BBB-	2.75	01/12/18	2,000,000	2,017,860
Starwood Hotels & Resorts	BBB	3.13	02/15/23	2,000,000	1,904,914
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,109,782
Viacom, Inc.	BBB	3.25	03/15/23	2,000,000	1,900,624
Whirlpool Corp.	BBB	2.40	03/01/19	1,445,000	1,458,290
Whirlpool Corp.	BBB	6.50	06/15/16	500,000	524,929
Wyndham Worldwide Corp.	BBB-	2.95	03/01/17	2,160,000	2,192,607
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	2,000,000	2,030,000

					44,562,263

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

CONSUMER STAPLES (3.9%)
Avon Products, Inc.	B+	4.60	03/15/20	1,800,000	1,639,125
Beam, Inc.	BBB	1.75	06/15/18	2,000,000	1,989,256
ConAgra Foods, Inc.	BBB-	1.90	01/25/18	2,000,000	1,970,202
CVS Health Corp.	BBB+	6.13	08/15/16	500,000	528,583
Dr. Pepper Snapple Group, Inc.	BBB+	2.60	01/15/19	150,000	151,253
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	2,000,000	2,024,796
Flowers Foods, Inc.	BBB-	4.38	04/01/22	1,500,000	1,565,294
General Mills, Inc.	BBB+	2.20	10/21/19	775,000	770,531
Hershey Co.	A	4.85	08/15/15	500,000	502,433
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	294,620
Kroger Co.	BBB	2.95	11/01/21	2,000,000	1,987,208
Mead Johnson Nutrition Co.	BBB	4.90	11/01/19	3,075,000	3,338,933
Molson Coors Brewing Co.	BBB+	3.50	05/01/22	1,000,000	1,008,955

					17,771,189

ENERGY (4.4%)
Diamond Offshore Drilling, Inc.	BBB+	3.45	11/01/23	1,500,000	1,418,451
Diamond Offshore Drilling, Inc.	BBB+	4.88	07/01/15	500,000	500,000
Energen Corp.	BB	4.63	09/01/21	2,000,000	1,922,886
EQT Corp.	BBB	4.88	11/15/21	1,250,000	1,317,175
FMC Technologies, Inc.	BBB	2.00	10/01/17	2,000,000	1,997,280
Marathon Petroleum Corp.	BBB	3.50	03/01/16	1,500,000	1,525,328
Murphy Oil Corp.	BBB	2.50	12/01/17	2,000,000	1,996,280
National Oilwell Varco, Inc.	A	6.13	08/15/15	1,000,000	1,000,672
Noble Energy, Inc.	BBB	4.15	12/15/21	1,100,000	1,145,944
Pioneer Natural Resources Co.	BBB-	6.65	03/15/17	2,000,000	2,162,854
Rowan Companies PLC	BBB-	4.88	06/01/22	2,000,000	1,986,446
SESI LLC	BBB-	7.13	12/15/21	2,150,000	2,279,000
Sunoco, Inc.	BBB-	5.75	01/15/17	290,000	305,512
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	500,000	510,699

					20,068,527

FINANCIALS (17.4%)
Aflac, Inc.	A	2.65	02/15/17	1,500,000	1,535,325
Aflac, Inc.	A	3.63	06/15/23	500,000	505,281
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,157,228
American Express Credit Corp.	A-	2.25	08/15/19	2,000,000	2,003,368
American Tower Corp.	BBB-	4.50	01/15/18	2,000,000	2,116,372
Bank of America Corp.	A-	2.65	04/01/19	1,250,000	1,264,809
Bank of America Corp.	A-	3.70	09/01/15	250,000	251,036
Bank of America Corp.	BBB+	5.75	08/15/16	500,000	523,576
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	2,000,000	2,043,016
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,126,464
Block Financial LLC	BBB	5.50	11/01/22	1,518,000	1,636,533
Boston Properties LP	A-	3.70	11/15/18	1,970,000	2,075,572
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	1,000,901
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,184,556
Citigroup, Inc.	A-	2.55	04/08/19	1,850,000	1,865,409
CNA Financial Corp.	BBB	6.50	08/15/16	1,000,000	1,057,718
Erac USA Finance Co.†	BBB+	2.75	03/15/17	1,000,000	1,024,373
Erac USA Finance LLC†	BBB+	2.35	10/15/19	1,000,000	993,461
ERP Operating LP	A-	5.38	08/01/16	500,000	522,688
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	753,872
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,274,000	1,357,627
First Republic Bank	A-	2.38	06/17/19	2,000,000	1,997,984
First Tennessee Bank	BBB-	2.95	12/01/19	2,200,000	2,198,907
Ford Motor Credit Co. LLC	BBB-	3.00	06/12/17	2,000,000	2,045,780
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	511,529
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	900,000	901,906
Government Pptys. Income Trust	BBB-	3.75	08/15/19	2,000,000	2,057,272
Harley-Davidson Financial Svcs.†	A-	3.88	03/15/16	500,000	510,190
HCP, Inc.	BBB+	3.15	08/01/22	750,000	722,202

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,333,441
Health Care REIT, Inc.	BBB	3.63	03/15/16	2,000,000	2,029,872
Healthcare Realty Trust	BBB-	5.75	01/15/21	2,000,000	2,214,654
Hospitality Properties Trust	BBB-	5.00	08/15/22	1,300,000	1,353,214
Hospitality Properties Trust	BBB-	5.63	03/15/17	566,000	597,564
Huntington National Bank	BBB+	1.35	08/02/16	1,995,000	1,996,375
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	1,410,000	1,446,220
JPMorgan Chase & Co.	A	2.00	08/15/17	2,000,000	2,020,284
Kemper Corp.	BBB-	6.00	05/15/17	500,000	533,141
Mack-Cali Realty LP	BBB-	4.50	04/18/22	1,000,000	988,479
Mack-Cali Realty LP	BBB-	5.80	01/15/16	1,000,000	1,019,504
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,245,056
Morgan Stanley	A-	4.00	07/24/15	1,000,000	1,001,673
Morgan Stanley	A-	4.75	03/22/17	1,000,000	1,054,946
Nasdaq OMX Group, Inc.	BBB-	5.55	01/15/20	2,150,000	2,379,837
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	1,300,000	1,339,822
Penske Truck Leasing Co. LP†	BBB-	3.75	05/11/17	490,000	506,960
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	1,007,737
Raymond James Financial, Inc.	BBB	4.25	04/15/16	1,600,000	1,639,989
Reckson Operating Partnership	BBB-	6.00	03/31/16	1,700,000	1,755,859
Reinsurance Grp. of America, Inc.	A-	5.63	03/15/17	1,500,000	1,598,672
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	1,650,000	1,662,002
Simon Property Group LP	A	2.80	01/30/17	1,500,000	1,535,313
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	1,700,000	1,796,295
Vornado Realty LP	BBB	2.50	06/30/19	500,000	499,309
Vornado Realty LP	BBB	5.00	01/15/22	1,500,000	1,623,569
Wells Fargo & Co.	A+	2.13	04/22/19	2,000,000	2,007,854
Zions Bancorporation	BBB-	4.50	03/27/17	400,000	417,649

					79,550,245

HEALTH CARE (7.3%)
AbbVie, Inc.	A	1.75	11/06/17	2,000,000	2,005,242
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,190,096
Allergan, Inc.	BBB-	5.75	04/01/16	500,000	518,071
Anthem, Inc.	A	3.13	05/15/22	2,000,000	1,943,676
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,168,036
Biogen Idec, Inc.	A-	6.88	03/01/18	1,250,000	1,414,411
CareFusion Corp.	BBB+	1.45	05/15/17	2,000,000	1,994,882
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	2,000,000	2,046,478
Express Scripts Hldg. Co.	BBB+	2.25	06/15/19	2,000,000	1,983,806
Hospira, Inc.	BBB-	6.05	03/30/17	2,000,000	2,151,916
Laboratory Corp. of America	BBB	3.13	05/15/16	500,000	508,279
Laboratory Corp. of America	BBB	3.75	08/23/22	600,000	606,850
Laboratory Corp. of America	BBB	4.63	11/15/20	400,000	432,744
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	510,069
Lilly (Eli) & Co.	AA-	5.20	03/15/17	500,000	534,928
Mylan, Inc.	BBB-	1.35	11/29/16	2,000,000	1,993,928
Owens & Minor, Inc.	BBB	3.88	09/15/21	2,000,000	2,057,060
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,176,198
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,177,646
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	400,000	407,168
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	1,600,000	1,705,301
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	2,000,000	1,967,312

					33,494,097

INDUSTRIALS (5.1%)
Crane Co.	BBB	2.75	12/15/18	2,000,000	2,039,528
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	2,000,000	2,033,852
Equifax, Inc.	BBB+	3.30	12/15/22	2,000,000	1,989,332
Flowserve Corp.	BBB	3.50	09/15/22	2,000,000	1,987,796
GATX Corp.	BBB	6.00	02/15/18	2,050,000	2,240,306
Harsco Corp.	BB	5.75	05/15/18	2,250,000	2,317,500
Kennametal, Inc.	BBB	2.65	11/01/19	2,000,000	1,987,686

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

L-3 Communications Corp.	BBB-	5.20	10/15/19	2,000,000	2,167,232
Pitney Bowes, Inc.	BBB	5.25	01/15/37	1,500,000	1,546,256
Ryder System, Inc.	BBB		09/01/15	1,000,000	1,009,806
Southwest Airlines Co.	BBB	5.75	12/15/16	735,000	782,167
Textron, Inc.	BBB	4.63	09/21/16	750,000	780,078
Valmont Industries, Inc.	BBB+	6.63	04/20/20	2,000,000	2,307,968

					23,189,507

INFORMATION TECHNOLOGY (7.4%)
Adobe Systems, Inc.	A-	4.75	02/01/20	2,000,000	2,202,186
Amphenol Corp.	BBB+	2.55	01/30/19	2,000,000	2,025,942
Arrow Electronics, Inc.	BBB-	3.00	03/01/18	1,250,000	1,269,756
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	51,101
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	700,000	777,297
Avnet, Inc.	BBB-	5.88	06/15/20	950,000	1,053,802
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	987,424
eBay, Inc.	A	2.88	08/01/21	2,100,000	2,072,681
Fidelity Nat’l. Information	BBB	1.45	06/05/17	2,000,000	1,995,488
Fiserv, Inc.	BBB	4.75	06/15/21	1,900,000	2,077,274
FLIR Systems, Inc.	BBB	3.75	09/01/16	2,000,000	2,050,206
Ingram Micro, Inc.	BBB-	5.25	09/01/17	1,500,000	1,604,948
Jabil Circuit, Inc.	BBB-	4.70	09/15/22	1,976,000	1,995,760
Lam Research Corp.	BBB	2.75	03/15/20	2,000,000	1,986,304
Lender Processing Svcs., Inc.	BBB	5.75	04/15/23	1,311,000	1,379,828
Lexmark International, Inc.	BBB-	6.65	06/01/18	2,000,000	2,199,900
Motorola Solutions, Inc.	BBB	3.75	05/15/22	2,000,000	1,968,362
Symantec Corp.	BBB	4.20	09/15/20	2,000,000	2,077,284
Tech Data Corp.	BBB-	3.75	09/21/17	2,000,000	2,072,218
Western Union Co.	BBB	5.93	10/01/16	2,000,000	2,099,838

					33,947,599

MATERIALS (4.9%)
Airgas, Inc.	BBB	3.25	10/01/15	1,500,000	1,505,583
Albemarle Corp.	BBB-	4.50	12/15/20	1,065,000	1,127,557
Alcoa, Inc.	BBB-	6.75	07/15/18	2,000,000	2,212,828
Domtar Corp.	BBB-	4.40	04/01/22	2,000,000	2,032,538
Eastman Chemical Co.	BBB	2.40	06/01/17	2,000,000	2,032,928
Freeport-McMoRan Copper & Gold	BBB-	3.10	03/15/20	1,750,000	1,725,365
Freeport-McMoRan Copper & Gold	BBB-	3.55	03/01/22	250,000	231,407
Goldcorp, Inc.	BBB+	2.13	03/15/18	2,000,000	2,004,618
Kinross Gold Corp.	BBB-	3.63	09/01/16	2,000,000	2,005,392
Kinross Gold Corp.	BBB-	5.13	09/01/21	750,000	748,512
Methanex Corp.	BBB-	3.25	12/15/19	2,000,000	2,012,200
Newmont Mining Corp.	BBB	3.50	03/15/22	2,000,000	1,908,682
Rock-Tenn Co.	BBB	3.50	03/01/20	622,000	640,544
Southern Copper Corp.	BBB	3.50	11/08/22	2,000,000	1,946,800

					22,134,954

TELECOMMUNICATION SERVICES (0.9%)
AT&T, Inc.	BBB+	3.00	02/15/22	2,000,000	1,952,214
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,157,470

					4,109,684

UTILITIES (1.9%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	526,852
Constellation Energy	BBB-	5.15	12/01/20	1,500,000	1,659,854
Entergy Corp.	BBB-	4.70	01/15/17	600,000	624,419
Entergy Corp.	BBB-	5.13	09/15/20	1,400,000	1,523,560
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,023,596
SCANA Corp.	BBB	4.75	05/15/21	1,165,000	1,225,768
Talen Energy Supply LLC	BB-	4.60	12/15/21	1,400,000	1,284,500
Talen Energy Supply LLC	BB-	5.70	10/15/15	600,000	600,000

					8,468,549

TOTAL LONG-TERM DEBT SECURITIES (Cost: $434,210,421) 96.7%					441,570,977

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.7%)
FHLB	A-1+	0.01	07/31/15	8,500,000	8,499,894
FHLB	A-1+	0.02	07/27/15	4,000,000	3,999,942

					12,499,836

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $12,499,836) 2.7%					12,499,836

TOTAL INVESTMENTS (Cost: $446,710,257) 99.4%					454,070,813

OTHER NET ASSETS 0.6%					2,728,577

NET ASSETS 100.0%					$456,799,390

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.8%)
U.S. Treasury Note	AA+	2.13	05/15/25	12,500,000	12,273,438
U.S. Treasury Strip	AA+	0.00	08/15/24	10,000,000	8,003,320
U.S. Treasury Strip	AA+	0.00	08/15/25	20,000,000	15,511,675
U.S. Treasury Strip	AA+	0.00	08/15/26	20,000,000	14,950,435
U.S. Treasury Strip	AA+	0.00	08/15/28	20,000,000	13,898,358
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	13,369,380

					78,006,606

U.S. GOVERNMENT AGENCIES (29.5%)
MORTGAGE-BACKED OBLIGATIONS (26.1%)
FHARM	AA+	2.29	04/01/37	383,672	405,152
FHARM	AA+	2.36	02/01/36	186,948	198,758
FHARM	AA+	2.37	05/01/37	119,261	124,923
FHARM	AA+	2.38	04/01/37	274,194	293,457
FHARM	AA+	3.34	04/01/42	647,145	675,088
FHARM	AA+	4.53	09/01/39	363,177	384,242
FHARM	AA+	5.79	03/01/37	70,368	75,367
FHLMC	AA+	2.50	09/01/27	2,161,835	2,208,476
FHLMC	AA+	2.50	12/01/27	2,160,150	2,206,820
FHLMC	AA+	2.50	04/01/28	2,731,732	2,790,822
FHLMC	AA+	3.00	06/01/27	1,137,187	1,180,075
FHLMC	AA+	3.00	08/01/27	1,010,459	1,047,930
FHLMC	AA+	3.00	10/15/37	2,077,024	2,119,576
FHLMC	AA+	3.00	12/15/40	2,367,934	2,368,483
FHLMC	AA+	3.00	07/01/42	1,089,809	1,109,608
FHLMC	AA+	3.00	10/01/42	2,895,108	2,887,158
FHLMC	AA+	3.00	11/01/42	3,071,962	3,060,676
FHLMC	AA+	3.00	11/01/42	1,317,723	1,313,294
FHLMC	AA+	3.00	11/01/42	1,276,402	1,270,727
FHLMC	AA+	3.00	02/01/43	2,744,105	2,735,935
FHLMC	AA+	3.00	04/01/43	2,004,188	1,998,685
FHLMC	AA+	3.00	04/01/43	1,374,804	1,369,535
FHLMC	AA+	3.50	07/01/42	2,925,104	3,021,928
FHLMC	AA+	3.50	10/01/42	2,687,880	2,771,825
FHLMC	AA+	3.50	01/01/43	1,847,897	1,905,627
FHLMC	AA+	3.50	01/01/43	2,325,855	2,398,522
FHLMC	AA+	3.50	04/01/45	2,990,103	3,083,687
FHLMC	AA+	4.00	05/01/24	181,095	191,329
FHLMC	AA+	4.00	02/01/25	464,977	491,837
FHLMC	AA+	4.00	05/01/26	582,597	620,866
FHLMC	AA+	4.00	12/01/33	1,600,751	1,702,208
FHLMC	AA+	4.00	12/15/38	500,000	541,740
FHLMC	AA+	4.00	07/01/41	1,628,282	1,735,221
FHLMC	AA+	4.00	12/01/41	940,800	998,669
FHLMC	AA+	4.00	07/01/42	3,369,038	3,606,943
FHLMC	AA+	4.00	08/01/42	2,482,337	2,636,138
FHLMC	AA+	4.00	09/01/42	1,584,638	1,682,807
FHLMC	AA+	4.00	11/01/42	2,156,213	2,285,402
FHLMC	AA+	4.00	12/01/42	1,760,196	1,887,717
FHLMC	AA+	4.00	01/01/43	2,641,380	2,815,643
FHLMC	AA+	4.00	01/01/44	2,470,858	2,628,353
FHLMC	AA+	4.00	10/01/44	2,859,332	3,027,767
FHLMC	AA+	4.50	03/01/34	708,150	768,368
FHLMC	AA+	4.50	08/01/34	442,664	480,495
FHLMC	AA+	4.50	08/15/35	189,165	202,087
FHLMC	AA+	4.50	12/01/39	1,065,864	1,150,218
FHLMC	AA+	5.00	02/01/26	123,436	135,808

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

FHLMC	AA+	5.00	08/01/35	1,334,046	1,475,805
FHLMC	AA+	5.00	10/01/40	1,869,325	2,062,957
FHLMC	AA+	5.50	03/01/21	164,726	178,363
FHLMC	AA+	5.50	07/01/32	332,442	373,802
FHLMC	AA+	5.50	01/15/33	341,779	378,270
FHLMC	AA+	5.50	05/01/33	587,977	658,112
FHLMC	AA+	5.50	01/15/35	151,540	158,767
FHLMC	AA+	5.50	06/01/37	1,373,809	1,548,079
FHLMC	AA+	6.00	07/15/29	232,227	265,303
FHLMC	AA+	6.00	03/15/32	256,497	285,198
FHLMC Strip	AA+	3.00	01/15/43	2,580,823	2,627,775
FNMA	AA+	2.25	01/01/28	1,743,340	1,709,596
FNMA	AA+	2.42	05/01/43	2,234,316	2,266,848
FNMA	AA+	3.00	09/01/29	2,341,883	2,433,736
FNMA	AA+	3.00	06/01/33	1,928,566	1,967,484
FNMA	AA+	3.00	07/01/33	3,527,494	3,598,693
FNMA	AA+	3.00	09/01/33	3,631,142	3,704,520
FNMA	AA+	3.00	10/01/42	1,129,252	1,134,256
FNMA	AA+	3.00	12/01/42	1,437,036	1,433,227
FNMA	AA+	3.00	12/01/42	2,434,862	2,402,683
FNMA	AA+	3.00	01/01/43	2,798,697	2,803,295
FNMA	AA+	3.00	02/01/43	2,375,877	2,369,859
FNMA	AA+	3.00	03/01/43	2,817,695	2,813,623
FNMA	AA+	3.00	02/01/45	2,492,945	2,490,881
FNMA	AA+	3.50	02/01/26	330,192	349,023
FNMA	AA+	3.50	03/01/32	1,570,412	1,641,887
FNMA	AA+	3.50	08/01/38	2,664,080	2,766,120
FNMA	AA+	3.50	03/01/41	2,229,399	2,307,557
FNMA	AA+	3.50	10/01/41	1,463,498	1,513,520
FNMA	AA+	3.50	12/01/41	1,647,988	1,704,317
FNMA	AA+	3.50	04/01/42	1,746,902	1,809,771
FNMA	AA+	3.50	04/01/42	1,585,894	1,636,178
FNMA	AA+	3.50	07/01/42	2,925,163	3,024,329
FNMA	AA+	3.50	08/01/42	2,807,964	2,902,845
FNMA	AA+	3.50	10/01/42	2,543,359	2,629,365
FNMA	AA+	3.50	12/01/42	2,972,649	3,105,621
FNMA	AA+	3.50	03/01/43	2,638,863	2,728,440
FNMA	AA+	3.50	10/01/43	2,012,650	2,105,546
FNMA	AA+	3.50	01/01/44	1,697,003	1,726,451
FNMA	AA+	4.00	05/01/19	295,352	309,641
FNMA	AA+	4.00	07/25/26	2,203,133	2,436,176
FNMA	AA+	4.00	01/01/31	200,996	214,585
FNMA	AA+	4.00	12/01/33	1,691,707	1,798,220
FNMA	AA+	4.00	03/01/35	616,982	656,632
FNMA	AA+	4.00	11/01/38	2,402,954	2,552,477
FNMA	AA+	4.00	11/01/40	1,470,429	1,566,029
FNMA	AA+	4.00	05/01/41	1,536,067	1,619,470
FNMA	AA+	4.00	08/01/42	3,039,488	3,233,328
FNMA	AA+	4.00	05/01/43	2,294,671	2,446,211
FNMA	AA+	4.50	05/01/18	138,761	144,512
FNMA	AA+	4.50	05/01/19	38,122	39,734
FNMA	AA+	4.50	06/01/19	128,132	134,024
FNMA	AA+	4.50	05/01/30	563,388	609,490
FNMA	AA+	4.50	04/01/31	876,684	953,432
FNMA	AA+	4.50	08/01/33	205,376	222,754
FNMA	AA+	4.50	08/01/33	189,613	205,702
FNMA	AA+	4.50	09/01/33	553,229	600,386
FNMA	AA+	4.50	10/01/33	528,365	574,811
FNMA	AA+	4.50	10/01/33	220,567	238,603
FNMA	AA+	4.50	05/01/34	213,305	231,697
FNMA	AA+	4.50	06/01/34	358,201	389,321

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

FNMA	AA+	4.50	07/01/34	332,209	360,956
FNMA	AA+	4.50	01/01/35	917,250	996,107
FNMA	AA+	4.50	08/01/35	359,907	391,271
FNMA	AA+	4.50	09/01/35	128,337	137,534
FNMA	AA+	4.50	12/01/35	406,881	442,013
FNMA	AA+	4.50	05/01/39	993,295	1,085,870
FNMA	AA+	4.50	05/01/39	1,209,499	1,324,052
FNMA	AA+	4.50	05/01/40	660,676	715,549
FNMA	AA+	4.50	11/01/40	822,284	891,215
FNMA	AA+	4.50	06/01/41	813,337	881,140
FNMA	AA+	4.50	10/01/41	1,251,979	1,359,316
FNMA	AA+	4.50	11/01/41	1,449,378	1,572,052
FNMA	AA+	4.50	01/01/42	189,758	206,006
FNMA	AA+	4.50	07/01/42	3,265,493	3,577,857
FNMA	AA+	4.50	03/01/44	2,317,566	2,511,423
FNMA	AA+	4.50	05/01/44	2,461,918	2,667,512
FNMA	AA+	5.00	04/01/18	37,443	39,196
FNMA	AA+	5.00	09/01/18	223,106	233,550
FNMA	AA+	5.00	09/01/20	138,298	148,362
FNMA	AA+	5.00	10/01/20	238,959	253,272
FNMA	AA+	5.00	10/01/25	200,260	221,042
FNMA	AA+	5.00	09/01/33	1,074,739	1,191,245
FNMA	AA+	5.00	10/01/33	678,635	754,298
FNMA	AA+	5.00	11/01/33	768,245	851,448
FNMA	AA+	5.00	03/01/34	180,046	199,578
FNMA	AA+	5.00	04/01/34	90,579	100,259
FNMA	AA+	5.00	04/01/34	351,085	390,143
FNMA	AA+	5.00	04/01/35	295,455	327,481
FNMA	AA+	5.00	06/01/35	203,420	224,384
FNMA	AA+	5.00	09/01/35	533,788	590,480
FNMA	AA+	5.00	09/01/35	161,493	178,263
FNMA	AA+	5.00	11/25/35	1,243,260	1,363,242
FNMA	AA+	5.00	08/01/37	1,489,817	1,647,985
FNMA	AA+	5.00	05/01/39	909,074	1,007,215
FNMA	AA+	5.00	09/25/40	1,509,093	1,685,275
FNMA	AA+	5.50	04/01/17	12,000	12,321
FNMA	AA+	5.50	05/01/17	13,970	14,271
FNMA	AA+	5.50	01/01/24	235,656	264,407
FNMA	AA+	5.50	03/01/24	485,875	545,103
FNMA	AA+	5.50	09/01/25	204,537	230,784
FNMA	AA+	5.50	11/01/26	147,046	164,933
FNMA	AA+	5.50	01/01/27	86,932	97,507
FNMA	AA+	5.50	03/01/33	389,745	440,880
FNMA	AA+	5.50	09/01/33	389,393	444,147
FNMA	AA+	5.50	10/01/33	624,861	701,006
FNMA	AA+	5.50	03/01/34	379,270	432,454
FNMA	AA+	5.50	03/01/34	84,344	94,886
FNMA	AA+	5.50	07/01/34	230,078	258,873
FNMA	AA+	5.50	09/01/34	291,408	327,395
FNMA	AA+	5.50	09/01/34	155,207	175,842
FNMA	AA+	5.50	09/01/34	85,321	96,774
FNMA	AA+	5.50	10/01/34	644,273	730,843
FNMA	AA+	5.50	02/01/35	349,368	393,666
FNMA	AA+	5.50	02/01/35	203,580	230,896
FNMA	AA+	5.50	04/01/35	329,881	374,002
FNMA	AA+	5.50	08/01/35	680,395	771,727
FNMA	AA+	5.50	02/25/37	176,810	192,934
FNMA	AA+	5.50	05/01/38	818,914	925,466
FNMA	AA+	5.50	11/01/38	171,783	187,749
FNMA	AA+	5.50	06/01/48	211,419	230,503
FNMA	AA+	6.00	03/01/17	20,133	20,728

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

FNMA	AA+	6.00	05/01/23	308,572	351,797
FNMA	AA+	6.00	01/01/25	184,607	209,308
FNMA	AA+	6.00	03/01/28	240,272	272,435
FNMA	AA+	6.00	04/01/32	68,056	77,647
FNMA	AA+	6.00	04/01/32	86,492	98,193
FNMA	AA+	6.00	05/01/32	271,615	310,214
FNMA	AA+	6.00	04/01/33	637,946	735,600
FNMA	AA+	6.00	11/01/34	68,950	78,223
FNMA	AA+	6.00	03/01/36	68,157	76,950
FNMA	AA+	6.00	12/01/36	239,617	271,702
FNMA	AA+	6.00	01/01/37	291,237	334,073
FNMA	AA+	6.00	03/01/37	214,929	235,960
FNMA	AA+	6.00	04/01/37	115,111	126,505
FNMA	AA+	6.00	05/01/37	69,262	76,170
FNMA	AA+	6.00	06/01/37	130,608	143,517
FNMA	AA+	6.00	07/01/37	127,870	145,188
FNMA	AA+	6.00	08/01/37	195,607	222,349
FNMA	AA+	6.00	12/01/37	81,539	92,441
FNMA	AA+	6.00	10/25/44	590,352	689,180
FNMA	AA+	6.00	02/25/47	1,355,285	1,526,967
FNMA	AA+	6.00	12/25/49	755,338	872,881
FNMA	AA+	6.50	09/01/16	3,381	3,406
FNMA	AA+	6.50	03/01/17	53,255	54,565
FNMA	AA+	6.50	05/01/17	5,518	5,568
FNMA	AA+	6.50	05/01/32	161,977	186,016
FNMA	AA+	6.50	05/01/32	102,129	117,286
FNMA	AA+	6.50	09/01/36	85,820	96,761
FNMA	AA+	6.50	05/01/37	330,736	381,640
FNMA	AA+	6.50	07/01/37	43,693	52,155
FNMA	AA+	6.50	09/01/37	100,334	115,225
FNMA	AA+	6.50	05/01/38	144,118	165,506
FNMA	AA+	7.00	09/01/31	63,221	71,874
FNMA	AA+	7.00	01/25/44	479,638	540,639
FNMA	AA+	7.50	06/01/32	97,964	122,061
FNMA	AA+	8.00	04/01/32	21,194	22,764
FNMA Strip	AA+	3.00	08/25/42	2,046,993	2,048,233
GNMA (2)	AA+	2.68	10/16/47	2,000,000	1,987,324
GNMA (2)	AA+	3.00	07/16/36	1,946,484	1,969,500
GNMA (2)	AA+	3.50	11/20/32	2,500,094	2,598,335
GNMA (2)	AA+	3.50	09/20/33	615,232	625,401
GNMA (2)	AA+	3.50	01/20/37	70,058	70,302
GNMA (2)	AA+	3.50	07/15/42	1,805,608	1,879,410
GNMA (2)	AA+	3.50	11/15/42	1,475,242	1,532,493
GNMA (2)	AA+	3.50	05/20/45	2,845,306	2,981,086
GNMA (2)	AA+	3.70	05/15/42	1,162,500	1,222,574
GNMA (2)	AA+	4.00	04/15/24	363,203	387,160
GNMA (2)	AA+	4.00	01/20/41	2,441,727	2,604,685
GNMA (2)	AA+	4.00	08/15/41	1,714,568	1,842,254
GNMA (2)	AA+	4.00	11/15/41	1,115,586	1,208,554
GNMA (2)	AA+	4.00	12/15/41	1,870,379	1,997,430
GNMA (2)	AA+	4.00	01/15/42	615,239	655,425
GNMA (2)	AA+	4.00	03/20/42	1,120,516	1,192,024
GNMA (2)	AA+	4.00	08/20/42	1,549,406	1,653,011
GNMA (2)	AA+	4.25	06/20/36	978,172	1,053,565
GNMA (2)	AA+	4.25	04/20/41	1,087,358	1,164,551
GNMA (2)	AA+	4.29	04/15/41	709,816	764,635
GNMA (2)	AA+	4.50	02/20/20	718,032	724,075
GNMA (2)	AA+	4.50	06/20/30	163,650	179,879
GNMA (2)	AA+	4.50	09/15/30	653,664	716,140
GNMA (2)	AA+	4.50	06/20/34	690,625	751,271
GNMA (2)	AA+	4.50	09/15/40	1,216,237	1,321,354

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

GNMA (2)	AA+	4.50	10/15/40	666,048	724,470
GNMA (2)	AA+	4.50	10/15/40	1,942,712	2,162,287
GNMA (2)	AA+	5.00	04/15/39	1,537,516	1,740,313
GNMA (2)	AA+	5.00	06/20/39	2,360,781	2,584,885
GNMA (2)	AA+	5.00	11/15/39	827,637	918,760
GNMA (2)	AA+	5.00	05/15/40	349,669	390,065
GNMA (2)	AA+	5.00	06/20/40	568,253	616,769
GNMA (2)	AA+	5.00	06/20/40	620,378	677,865
GNMA (2)	AA+	5.50	01/15/36	173,581	196,670
GNMA (2)	AA+	6.50	04/15/31	15,073	17,203
GNMA (2)	AA+	6.50	12/15/31	49,741	56,744
GNMA (2)	AA+	6.50	05/15/32	30,362	34,637
GNMA (2)	AA+	7.00	05/15/32	6,393	7,199
Vendee Mortgage Trust (2)	AA+	5.25	01/15/32	1,246,773	1,383,455

					263,276,776

NON-MORTGAGE-BACKED OBLIGATIONS (3.4%)
FHLMC	AA+	0.00	11/29/19	11,000,000	10,033,815
FNMA	AA+	0.00	10/09/19	26,000,000	23,746,523

					33,780,338

CORPORATE DEBT (60.6%)
CONSUMER DISCRETIONARY (9.4%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	1,000,000	1,049,810
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,344,994
AutoZone, Inc.	BBB	3.25	04/15/25	2,000,000	1,931,244
AutoZone, Inc.	BBB	3.70	04/15/22	700,000	717,718
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,186,939
Brinker International, Inc.	BBB-	3.88	05/15/23	4,000,000	3,900,128
Dollar General Corp.	BBB-	3.25	04/15/23	4,000,000	3,811,000
Expedia, Inc.	BBB-	5.95	08/15/20	4,000,000	4,458,464
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	4,000,000	4,139,924
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	5,000,000	4,927,565
Home Depot, Inc.	A	5.40	03/01/16	2,000,000	2,063,152
Hyatt Hotels Corp.	BBB	3.88	08/15/16	2,800,000	2,875,841
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	222,047
Kohl’s Corp.	BBB	3.25	02/01/23	880,000	857,372
Kohl’s Corp.	BBB	4.00	11/01/21	2,620,000	2,757,453
Lowe’s Cos., Inc.	A-	3.12	04/15/22	2,000,000	2,023,748
Marriott International, Inc.	BBB	3.00	03/01/19	1,000,000	1,025,376
Marriott International, Inc.	BBB	3.38	10/15/20	3,000,000	3,085,809
Mattel, Inc.	BBB	4.35	10/01/20	1,000,000	1,068,095
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	3,000,000	3,276,417
NVR, Inc.	BBB+	3.95	09/15/22	4,000,000	4,055,440
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	3,250,000	3,315,033
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,000,000	1,005,802
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,208,044
Scripps Networks Interactive, Inc.	BBB	3.50	06/15/22	5,000,000	4,918,955
Staples, Inc.	BBB-	4.38	01/12/23	3,700,000	3,714,674
Starwood Hotels & Resorts	BBB	3.13	02/15/23	3,000,000	2,857,371
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,219,564
Viacom, Inc.	BBB	3.25	03/15/23	4,000,000	3,801,248
Whirlpool Corp.	BBB	3.70	05/01/25	2,000,000	1,986,660
Whirlpool Corp.	BBB	4.85	06/15/21	1,000,000	1,104,056
Whirlpool Corp.	BBB	6.50	06/15/16	2,000,000	2,099,714
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	4,000,000	3,919,040
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	4,000,000	4,060,000

					94,988,697

CONSUMER STAPLES (2.6%)
Avon Products, Inc.	B+	4.20	07/15/18	900,000	830,250
Avon Products, Inc.	B+	4.60	03/15/20	2,100,000	1,912,313
Beam, Inc.	BBB	5.38	01/15/16	344,000	352,369
ConAgra Foods, Inc.	BBB-	4.95	08/15/20	1,500,000	1,626,062

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

CVS Health Corp.	BBB+	6.13	08/15/16	2,000,000	2,114,332
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	4,000,000	4,049,592
Flowers Foods, Inc.	BBB-	4.38	04/01/22	3,500,000	3,652,352
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,455,091
Kroger Co.	BBB	2.95	11/01/21	4,800,000	4,769,299
Molson Coors Brewing Co.	BBB+	3.50	05/01/22	3,000,000	3,026,865

					25,788,525

ENERGY (5.5%)
Cameron International Corp.	BBB+	4.50	06/01/21	3,000,000	3,143,754
Diamond Offshore Drilling, Inc.	BBB+	3.45	11/01/23	3,000,000	2,836,902
Diamond Offshore Drilling, Inc.	BBB+	4.88	07/01/15	2,000,000	2,000,000
Energen Corp.	BB	4.63	09/01/21	4,000,000	3,845,772
EQT Corp.	BBB	4.88	11/15/21	4,000,000	4,214,960
FMC Technologies, Inc.	BBB	2.00	10/01/17	4,500,000	4,493,880
Kinder Morgan Energy Partners	BBB-	4.30	05/01/24	5,000,000	4,934,220
Marathon Oil Corp.	BBB	2.80	11/01/22	2,000,000	1,895,752
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,300,000	3,624,024
Murphy Oil Corp.	BBB	2.50	12/01/17	1,250,000	1,247,675
Murphy Oil Corp.	BBB	3.70	12/01/22	3,475,000	3,179,729
National Oilwell Varco, Inc.	A	6.13	08/15/15	2,000,000	2,001,344
Noble Corp.	BBB	7.50	03/15/19	2,000,000	2,190,418
Rowan Companies PLC	BBB-	4.88	06/01/22	4,000,000	3,972,892
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	2,775,000	2,892,938
SESI LLC	BBB-	7.13	12/15/21	4,500,000	4,770,000
Sunoco, Inc.	BBB-	5.75	01/15/17	2,000,000	2,106,976
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	1,500,000	1,532,097

					54,883,333

FINANCIALS (16.2%)
Aflac, Inc.	A	4.00	02/15/22	3,000,000	3,171,873
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,157,228
Alleghany Corp.	BBB+	5.63	09/15/20	3,000,000	3,359,298
American Express Co.	BBB	3.63	12/05/24	5,000,000	4,864,910
American Tower Corp.	BBB-	4.50	01/15/18	5,000,000	5,290,930
Bank of America Corp.	BBB+	3.95	04/21/25	5,000,000	4,815,950
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	4,000,000	4,086,032
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,126,464
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,369,050
Block Financial LLC	BBB	5.50	11/01/22	2,250,000	2,425,691
Boston Properties LP	A-	3.70	11/15/18	1,000,000	1,053,590
Boston Properties LP	A-	3.85	02/01/23	3,000,000	3,071,907
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,369,112
Citigroup, Inc.	BBB+	3.88	03/26/25	5,000,000	4,789,525
CNA Financial Corp.	BBB	6.50	08/15/16	2,000,000	2,115,436
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,540,000
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,500,000	1,598,462
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	1,000,000	970,871
First Republic Bank	A-	2.38	06/17/19	2,000,000	1,997,984
First Tennessee Bank	BBB-	2.95	12/01/19	5,000,000	4,997,515
Genworth Financial, Inc.	BB-	7.20	02/15/21	1,750,000	1,833,125
Genworth Financial, Inc.	BB-	7.63	09/24/21	1,300,000	1,368,250
Government Pptys. Income Trust	BBB-	3.75	08/15/19	4,000,000	4,114,544
Harley-Davidson Financial Svcs.†	A-	3.88	03/15/16	2,678,000	2,732,578
Hartford Financial Svcs.	BBB+	5.50	03/30/20	1,000,000	1,121,384
HCP, Inc.	BBB+	3.40	02/01/25	3,750,000	3,520,736
HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,333,441
Health Care REIT, Inc.	BBB	3.63	03/15/16	750,000	761,202
Health Care REIT, Inc.	BBB	3.75	03/15/23	750,000	742,482
Health Care REIT, Inc.	BBB	6.13	04/15/20	2,500,000	2,856,180
Healthcare Realty Trust	BBB-	3.75	04/15/23	4,000,000	3,908,372
Hospitality Properties Trust	BBB-	5.00	08/15/22	4,550,000	4,736,250
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	4,000,000	4,102,752

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

JPMorgan Chase & Co.	A-	3.88	09/10/24	5,000,000	4,919,530
JPMorgan Chase Bank NA	A	6.00	10/01/17	2,000,000	2,180,706
Kemper Corp.	BBB-	4.35	02/15/25	2,000,000	1,987,292
Kemper Corp.	BBB-	6.00	05/15/17	1,091,000	1,163,314
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,096,309
Mack-Cali Realty LP	BBB-	4.50	04/18/22	5,000,000	4,942,395
Markel Corp.	BBB	5.35	06/01/21	1,200,000	1,335,575
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	3,000,000	3,316,143
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	4,260,708
Nasdaq OMX Group, Inc.	BBB-	5.55	01/15/20	2,500,000	2,767,253
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	1,000,000	969,103
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	3,000,000	3,031,077
Pacific LifeCorp.†	BBB+	6.00	02/10/20	3,000,000	3,389,370
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	3,000,000	3,091,896
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,089,110
Raymond James Financial, Inc.	BBB	4.25	04/15/16	3,150,000	3,228,728
Reckson Operating Partnership	BBB-	6.00	03/31/16	3,200,000	3,305,146
Reinsurance Grp. of America, Inc.	A-	4.70	09/15/23	1,000,000	1,061,242
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	3,000,000	3,288,111
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	3,000,000	3,021,822
Synchrony Financial	BBB-	2.70	02/03/20	2,250,000	2,222,584
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,687,973
Ventas Realty LP/Capital Corp.	BBB+	3.25	08/15/22	500,000	482,906
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	3,000,000	3,250,689
Vornado Realty LP	BBB	2.50	06/30/19	1,000,000	998,618
Wells Fargo & Co.	A	3.45	02/13/23	4,000,000	3,978,340
Zions Bancorporation	BBB-	4.50	03/27/17	1,000,000	1,044,122

					163,413,186

HEALTH CARE (6.7%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,380,192
Allergan, Inc.	BBB-	5.75	04/01/16	2,000,000	2,072,284
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,756,675
Anthem, Inc.	A	4.35	08/15/20	2,000,000	2,164,292
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	4,000,000	4,336,072
Biogen Idec, Inc.	A-	6.88	03/01/18	2,500,000	2,828,823
CIGNA Corp.	A	5.38	03/15/17	2,000,000	2,136,792
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	4,500,000	4,604,576
Express Scripts Hldg. Co.	BBB+	3.50	06/15/24	2,000,000	1,956,108
Hospira, Inc.	BBB-	6.05	03/30/17	4,000,000	4,303,832
Humana, Inc.	BBB+	3.85	10/01/24	3,000,000	2,987,985
Humana, Inc.	BBB+	7.20	06/15/18	2,000,000	2,301,244
Laboratory Corp. of America	BBB	3.75	08/23/22	2,000,000	2,022,832
Laboratory Corp. of America	BBB	4.63	11/15/20	1,000,000	1,081,860
Laboratory Corp. of America	BBB	5.63	12/15/15	1,000,000	1,020,138
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,186,840
Owens & Minor, Inc.	BBB	3.88	09/15/21	2,200,000	2,262,766
Owens & Minor, Inc.	BBB	4.38	12/15/24	2,800,000	2,860,357
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,352,396
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	700,000	664,285
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,355,292
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	1,000,000	1,017,921
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	3,000,000	3,197,439
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	5,000,000	4,918,280

					67,769,281

INDUSTRIALS (4.3%)
Crane Co.	BBB	2.75	12/15/18	4,000,000	4,079,056
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	3,000,000	3,050,778
Dun & Bradstreet Corp.	BBB-	4.38	12/01/22	1,000,000	996,432
Equifax, Inc.	BBB+	3.30	12/15/22	4,000,000	3,978,664
Flowserve Corp.	BBB	3.50	09/15/22	4,000,000	3,975,592
Harsco Corp.	BB	5.75	05/15/18	4,000,000	4,120,000

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Kennametal, Inc.	BBB	2.65	11/01/19	4,000,000	3,975,372
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,166,215
L-3 Communications Corp.	BBB-	5.20	10/15/19	1,000,000	1,083,616
Pentair PLC	BBB	5.00	05/15/21	3,000,000	3,281,529
Pitney Bowes, Inc.	BBB	5.25	01/15/37	3,000,000	3,092,511
Textron, Inc.	BBB	4.63	09/21/16	2,900,000	3,016,302
Valmont Industries, Inc.	BBB+	6.63	04/20/20	750,000	865,488
Verisk Analytics, Inc.	BBB-	4.00	06/15/25	5,000,000	4,896,520

					43,578,075

INFORMATION TECHNOLOGY (7.0%)
Adobe Systems, Inc.	A-	4.75	02/01/20	4,000,000	4,404,372
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	1,000,000	977,697
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,124,213
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,220,230
Avnet, Inc.	BBB-	4.88	12/01/22	270,000	281,108
Avnet, Inc.	BBB-	5.88	06/15/20	1,100,000	1,220,192
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,015,150
eBay, Inc.	A	2.88	08/01/21	5,000,000	4,934,955
Fidelity Nat’l. Information	BBB	3.88	06/05/24	5,000,000	4,934,400
Fiserv, Inc.	BBB	4.63	10/01/20	2,800,000	3,026,470
Fiserv, Inc.	BBB	4.75	06/15/21	1,000,000	1,093,302
Ingram Micro, Inc.	BBB-	4.95	12/15/24	750,000	766,605
Ingram Micro, Inc.	BBB-	5.00	08/10/22	1,000,000	1,048,181
Ingram Micro, Inc.	BBB-	5.25	09/01/17	3,000,000	3,209,895
Keysight Technologies, Inc.†	BBB-	4.55	10/30/24	5,000,000	4,825,970
Lam Research Corp.	BBB	2.75	03/15/20	5,000,000	4,965,760
Lender Processing Svcs., Inc.	BBB	5.75	04/15/23	2,948,000	3,102,770
Lexmark International, Inc.	BBB-	6.65	06/01/18	4,000,000	4,399,800
Motorola Solutions, Inc.	BBB	3.75	05/15/22	4,000,000	3,936,724
Symantec Corp.	BBB	4.20	09/15/20	4,000,000	4,154,568
Tech Data Corp.	BBB-	3.75	09/21/17	4,000,000	4,144,436
Total System Services, Inc.	BBB+	3.75	06/01/23	4,000,000	3,929,648
Western Union Co.	BBB	5.93	10/01/16	4,000,000	4,199,676

					69,916,122

MATERIALS (5.7%)
Airgas, Inc.	BBB	3.25	10/01/15	2,000,000	2,007,444
Albemarle Corp.	BBB-	4.50	12/15/20	2,000,000	2,117,478
Alcoa, Inc.	BBB-	6.75	07/15/18	4,000,000	4,425,656
Carpenter Technology Corp.	BBB	4.45	03/01/23	3,600,000	3,581,021
Domtar Corp.	BBB-	4.40	04/01/22	5,000,000	5,081,345
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,704,295
Freeport-McMoRan Copper & Gold	BBB-	3.55	03/01/22	4,000,000	3,702,512
Geon Co.	BBB-	7.50	12/15/15	3,750,000	3,842,996
Goldcorp, Inc.	BBB+	2.13	03/15/18	4,000,000	4,009,236
Kinross Gold Corp.	BBB-	5.13	09/01/21	4,000,000	3,992,064
Methanex Corp.	BBB-	3.25	12/15/19	3,400,000	3,420,740
Methanex Corp.	BBB-	5.25	03/01/22	600,000	641,898
Newmont Mining Corp.	BBB	3.50	03/15/22	4,000,000	3,817,364
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	2,022,520
Packaging Corp. of America	BBB	4.50	11/01/23	2,000,000	2,062,592
Southern Copper Corp.	BBB	3.50	11/08/22	4,000,000	3,893,600
Teck Resources Ltd.	BBB-	3.75	02/01/23	1,000,000	860,196
Teck Resources Ltd.	BBB-	4.75	01/15/22	3,000,000	2,787,435
Vulcan Materials Co.	BB+	7.00	06/15/18	2,000,000	2,260,000

					57,230,392

TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	BBB+	3.00	02/15/22	4,000,000	3,904,428
AT&T, Inc.	BBB+	3.00	06/30/22	1,000,000	965,564
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,157,470

					7,027,462

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

UTILITIES (2.5%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	526,852
Constellation Energy	BBB-	5.15	12/01/20	3,000,000	3,319,707
Duke Energy Progress, Inc.	A	5.25	12/15/15	2,000,000	2,039,748
Entergy Corp.	BBB-	4.70	01/15/17	1,500,000	1,561,047
Entergy Corp.	BBB-	5.13	09/15/20	2,500,000	2,720,643
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,023,596
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,104,169
National Fuel Gas Co.	BBB	5.20	07/15/25	2,000,000	2,027,302
SCANA Corp.	BBB	4.13	02/01/22	4,000,000	4,029,576
Talen Energy Supply LLC	BB-	4.60	12/15/21	2,000,000	1,835,000
UIL Hldgs. Corp.	BBB-	4.63	10/01/20	2,725,000	2,901,536

					25,089,176

SOVEREIGN DEBT (0.4%)
Sri Lanka AID	NR	6.59	09/15/28	3,210,686	3,902,909

TOTAL LONG-TERM DEBT SECURITIES (Cost: $968,666,629) 98.3%					988,650,878

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.4%)
FHLB	A-1+	0.01	07/31/15	8,500,000	8,499,893
FHLB	A-1+	0.02	07/27/15	5,500,000	5,499,921

					13,999,814

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $13,999,814) 1.4%					13,999,814

TOTAL INVESTMENTS (Cost: $982,666,443) 99.7%					1,002,650,692

OTHER NET ASSETS 0.3%					2,695,813

NET ASSETS 100.0%					$1,005,346,505

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

*	Non-income producing security.
**	Ratings as per Standard & Poor's Corporation (unaudited).
†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate values of these securities and their percentages of the respective Funds' net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets
EQUITY INDEX FUND	$8,399,512	0.5%
SMALL CAP GROWTH FUND	$3,464,947	0.8%
MID-CAP EQUITY INDEX FUND	$6,429,597	0.6%
INTERNATIONAL FUND	$1,049,876	0.3%
COMPOSITE FUND	$1,352,026	0.7%
MONEY MARKET FUND	$35,330,550	50.5%
MID-TERM BOND FUND	$5,732,433	1.3%
BOND FUND	$16,609,147	1.7%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of June 30, 2015, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a % of Total Investments
EQUITY INDEX FUND	442	E-mini S&P 500 Stock Index	P	September 2015	$45,402,240	($671,840)	2.5%
ALL AMERICA FUND	50	E-mini S&P 500 Stock Index	P	September 2015	$5,136,000	($77,666)	1.6%
MID-CAP EQUITY INDEX FUND	403	E-mini S&P MidCap 400 Stock Index	P	September 2015	$60,373,430	($1,104,872)	5.9%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.
(2)	U.S. Government guaranteed security.
(3)	Percentage is less than 0.05%.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

As of June 30, 2015, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of June 30, 2015. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2015:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Fair Value: (See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$1,769,438,051	—	—	$1,769,438,051
Short-Term Debt Securities	—	$42,994,642	—	$42,994,642

	$1,769,438,051	$42,994,642	—	$1,812,432,693
All America Fund
Common Stock - Indexed	$165,696,641	—	—	$165,696,641
Common Stock - Active	$139,328,854	—	—	$139,328,854
Short-Term Debt Securities - Indexed	—	$4,499,659	—	$4,499,659
Short-Term Debt Securities - Active	—	$2,999,672	—	$2,999,672

	$305,025,495	$7,499,331	—	$312,524,826
Small Cap Value Fund
Common Stock	$380,656,778	—	—	$380,656,778
Short-Term Debt Securities	—	$15,999,200	—	$15,999,200

	$380,656,778	$15,999,200	—	$396,655,978
Small Cap Growth Fund
Common Stock	$424,783,543	—	—	$424,783,543
Short-Term Debt Securities	—	$17,164,325	—	$17,164,325

	$424,783,543	$17,164,325	—	$441,947,868
Mid Cap Value Fund
Common Stock	$86,169,512	—	—	$86,169,512
Short-Term Debt Securities	—	$499,922	—	$499,922

	$86,169,512	$499,922	—	$86,669,434
Mid-Cap Equity Index Fund
Common Stock	$975,209,745	—	—	$975,209,745
Short-Term Debt Securities	—	$55,676,194	—	$55,676,194

	$975,209,745	$55,676,194	—	$1,030,885,939
International Fund
Common Stock	$307,732,464	—	—	$307,732,464
Short-Term Debt Securities	—	$7,320,328	—	$7,320,328

	$307,732,464	$7,320,328	—	$315,052,792
Composite Fund
Common Stock	$111,448,782	—	—	$111,448,782
U.S. Government Debt	—	$17,063,574	—	$17,063,574
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$22,619,276	—	$22,619,276
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$456,083	—	$456,083
Long-Term Corporate Debt	—	$31,702,123	—	$31,702,123
Short-Term Debt Securities	—	$5,429,252	—	$5,429,252

	$111,448,782	$77,270,308	—	$188,719,090
Retirement Income Fund
Common Stock	$56,141,210	—	—	$56,141,210

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

2010 Retirement Fund
Common Stock	$26,760,675	—	—	$26,760,675
2015 Retirement Fund
Common Stock	$156,452,022	—	—	$156,452,022
2020 Retirement Fund
Common Stock	$348,331,500	—	—	$348,331,500
2025 Retirement Fund
Common Stock	$369,345,005	—	—	$369,345,005
2030 Retirement Fund
Common Stock	$307,564,040	—	—	$307,564,040
2035 Retirement Fund
Common Stock	$254,781,883	—	—	$254,781,883
2040 Retirement Fund
Common Stock	$210,284,897	—	—	$210,284,897
2045 Retirement Fund
Common Stock	$257,691,297	—	—	$257,691,297
2050 Retirement Fund
Common Stock	$72,224,829	—	—	$72,224,829
Conservative Allocation Fund
Common Stock	$129,486,261	—	—	$129,486,261
Moderate Allocation Fund
Common Stock	$325,355,242	—	—	$325,355,242
Aggressive Allocation Fund
Common Stock	$261,244,453	—	—	$261,244,453
Money Market Fund
U.S. Government Debt	—	$3,999,126	—	$3,999,126
U.S. Government Agency Short-Term Debt	—	$15,799,704	—	$15,799,704
Commercial Paper	—	$49,079,187	—	$49,079,187

	—	$68,878,017	—	$68,878,017
Mid-Term Bond Fund
U.S. Government Debt	—	$120,140,954	—	$120,140,954
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$4,481	—	$4,481
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$34,128,928	—	$34,128,928
Long-Term Corporate Debt	—	$287,296,614	—	$287,296,614
Short-Term Debt Securities	—	$12,499,836	—	$12,499,836

	—	$454,070,813	—	$454,070,813
Bond Fund
U.S. Government Debt	—	$78,006,606	—	$78,006,606
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$263,276,776	—	$263,276,776
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$33,780,338	—	$33,780,338
Long-Term Corporate Debt	—	$609,684,249	—	$609,684,249
Sovereign Debt	—	$3,902,909	—	$3,902,909
Short-Term Debt Securities	—	$13,999,814	—	$13,999,814

	—	$1,002,650,692	—	$1,002,650,692

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Other Financial Instruments:*
Equity Index Fund	($671,840)	—	—	($671,840)
All America Fund	($77,666)	—	—	($77,666)
Mid-Cap Equity Index Fund	($1,104,872)	—	—	($1,104,872)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the six month period ended June 30, 2015, there were no transfers of securities between Level 1, Level 2 or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2015 for each of the funds were as follows.

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Unrealized Appreciation	$687,596,921	$98,620,327	$99,991,728	$105,992,749	$19,214,153
Unrealized Depreciation	(29,400,807)	(11,039,911)	(14,257,717)	(9,497,511)	(1,742,008)

Net	$658,196,114	$87,580,416	$85,734,011	$96,495,238	17,472,145

Cost of Investments	$1,154,236,580	$224,944,410	$310,921,967	$345,452,630	$69,197,289

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Unrealized Appreciation	$297,433,895	$16,636,606	$44,495,757	$2,212,935	$2,332,508
Unrealized Depreciation	(35,996,348)	(3,847,846)	(3,140,033)	(125,281)	(41,209)

Net	$261,437,547	$12,788,760	$41,355,724	$2,087,654	2,291,299

Cost of Investments	$769,448,392	$302,264,032	$147,363,366	$54,053,556	$24,469,376

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Unrealized Appreciation	$18,412,551	$45,495,826	$59,394,723	$55,208,629	$48,094,023
Unrealized Depreciation	(186,023)	(564,049)	(694,517)	(576,969)	(447,433)

Net	$18,226,528	$44,931,777	$58,700,206	$54,631,660	$47,646,590

Cost of Investments	$138,225,494	$303,399,723	$310,644,799	$252,932,380	$207,135,293

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
Unrealized Appreciation	$42,489,665	$54,544,635	$4,509,701	$9,797,270	$58,971,680
Unrealized Depreciation	(304,157)	(375,515)	(994)	(131,204)	(5,842,502)

Net	$42,185,508	$54,169,120	$4,508,707	$9,666,066	$53,129,178

Cost of Investments	$168,099,389	$203,522,177	$67,716,122	$119,820,195	$272,226,064

	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$66,723,992	$1,881	$9,404,452	$26,928,521
Unrealized Depreciation	(5,176,690)	—	(2,043,898)	(6,944,272)

Net	$61,547,302	$1,881	$7,360,554	$19,984,249

Cost of Investments	$199,697,151	$68,876,136	$446,710,259	$982,666,443

Differences between amounts reflected in the Summary Portfolios or Portfolios of Investments in Securities and those computed for Federal income tax purposes arise primarily from the Federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

Attached hereto:

(a)	(1)	Not applicable to semi-annual report.

	(2)	Exhibit 99.CERT	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

	(3)	Not applicable.

(b)		Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	September 3, 2015

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	September 3, 2015